UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07988

LORD ABBETT INVESTMENT TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 5/31/2010

Item 1:	Reports to Shareholders.

2010

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Strategic Allocation Funds:

Balanced Strategy Fund

Diversified Equity Strategy Fund

Diversified Income Strategy Fund

Growth & Income Strategy Fund

For the six-month period ended May 31, 2010

Lord Abbett Investment Trust

Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund, and Growth & Income Strategy Fund Semiannual Report

For the six-month period ended May 31, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Investment Trust – Strategic Allocation Funds for the six-month period ended May 31, 2010. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 through May 31, 2010).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 12/1/09 – 5/31/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Balanced Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/09	5/31/10	12/1/09 - 5/31/10
Class A
Actual	$1,000.00	$996.60	$1.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.77
Class B
Actual	$1,000.00	$994.50	$4.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.94	$5.04
Class C
Actual	$1,000.00	$993.50	$4.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.94	$5.04
Class F
Actual	$1,000.00	$998.90	$0.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.43	$0.50
Class I
Actual	$1,000.00	$998.30	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.93	$0.00
Class P
Actual	$1,000.00	$996.10	$2.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.68	$2.27
Class R2
Actual	$1,000.00	$998.50	$2.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.64	$2.32
Class R3
Actual	$1,000.00	$996.20	$2.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.47	$2.52

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Class I, 0.45% for Class P, 0.46% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

#	Does not include expense of Underlying Funds in which Balanced Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2010

Portfolio Allocation	%*
Equity	62.79%
Fixed Income	37.19%
Short-Term Investment	0.02%
Total	100.00%

*	Represents percent of total investments.

3

Diversified Equity Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/09	5/31/10	12/1/09 - 5/31/10
Class A
Actual	$1,000.00	$1,011.30	$1.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.77
Class B
Actual	$1,000.00	$1,008.10	$5.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.94	$5.04
Class C
Actual	$1,000.00	$1,008.90	$5.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.94	$5.04
Class F
Actual	$1,000.00	$1,012.70	$0.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.43	$0.50
Class I
Actual	$1,000.00	$1,013.30	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.93	$0.00
Class P
Actual	$1,000.00	$1,011.00	$2.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.70	$2.27
Class R2
Actual	$1,000.00	$1,011.80	$1.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.71	$1.21
Class R3
Actual	$1,000.00	$1,010.90	$2.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.48	$2.47

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Class I, 0.45% for Class P, 0.24% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

#	Does not include expenses of Underlying Funds in which Diversified Equity Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2010

Portfolio Allocation	%*
Equity	99.79%
Short-Term Investment	0.21%
Total	100.00%

*	Represents percent of total investments.

4

Diversified Income Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/09	5/31/10	12/1/09 - 5/31/10
Class A
Actual	$1,000.00	$1,035.70	$1.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.77
Class B
Actual	$1,000.00	$1,032.30	$5.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.95	$5.04
Class C
Actual	$1,000.00	$1,033.00	$5.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.95	$5.04
Class F
Actual	$1,000.00	$1,037.80	$0.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.44	$0.50
Class I
Actual	$1,000.00	$1,037.60	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.93	$0.00
Class P
Actual	$1,000.00	$1,035.80	$2.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.78	$2.17
Class R2
Actual	$1,000.00	$1,036.90	$0.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.32	$0.61
Class R3
Actual	$1,000.00	$1,035.70	$2.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.46	$2.52

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Class I, 0.43% for Class P, 0.12% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

#	Does not include expense of Underlying Funds in which Diversified Income Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2010

Portfolio Allocation	%*
Equity	29.97%
Fixed Income	69.74%
Short-Term Investment	0.29%
Total	100.00%

*	Represents percent of total investments.

5

Growth & Income Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	12/1/09	5/31/10	12/1/09 - 5/31/10
Class A
Actual	$1,000.00	$1,000.90	$1.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.19	$1.77
Class B
Actual	$1,000.00	$998.70	$4.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.95	$5.04
Class C
Actual	$1,000.00	$997.90	$4.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.95	$5.04
Class F
Actual	$1,000.00	$1,002.80	$0.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.43	$0.50
Class I
Actual	$1,000.00	$1,003.20	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.93	$0.00
Class P
Actual	$1,000.00	$1,001.90	$1.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.49	$1.46
Class R2
Actual	$1,000.00	$1,000.40	$2.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.22	$2.72
Class R3
Actual	$1,000.00	$1,001.10	$2.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.45	$2.52

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Class I, 0.29% for Class P, 0.54% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

#	Does not include expenses of Underlying Funds in which Growth & Income Strategy Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

May 31, 2010

Portfolio Allocation	%*
Equity	74.16%
Fixed Income	25.81%
Short-Term Investment	0.03%
Total	100.00%

*	Represents percent of total investments.

6

Schedule of Investments (unaudited)

BALANCED STRATEGY FUND May 31, 2010

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.95%
Lord Abbett Affiliated Fund, Inc.–Class I(b)	20,568,282	$207,740
Lord Abbett Bond Debenture Fund, Inc.–Class I(c)	24,371,881	177,915
Lord Abbett Research Fund, Inc.–Capital Structure Fund–Class I(d)	20,065,261	210,886
Lord Abbett Research Fund, Inc.–Classic Stock Fund–Class I(e)	5,046,365	129,944
Lord Abbett Global Fund, Inc.–Developing Local Markets Fund–Class I(f)	3,862,543	24,836
Lord Abbett Investment Trust–Floating Rate Fund–Class I(g)	7,068,165	64,532
Lord Abbett Investment Trust–High Yield Fund–Class I(c)	25,931,450	191,374
Lord Abbett Securities Trust–International Core Equity Fund–Class I(h)	6,593,730	66,662
Lord Abbett Securities Trust–International Dividend Income Fund–Class I(i)	21,436,976	159,062

Total Investments in Underlying Funds (cost $1,361,655,961)		1,232,951

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.02%

Repurchase Agreement
Repurchase Agreement dated 5/28/2010, 0.02% due 6/1/2010 with Fixed Income Clearing Corp. collateralized by $185,000 of Federal Home Loan Bank at 0.70% due 5/27/2011; value: $185,231; proceeds: $177,669 (cost $177,669)	$178	$178

Total Investments in Securities 99.97% (cost $1,361,833,630)		1,233,129

Other Assets in Excess of Liabilities 0.03%		394

Net Assets 100.00%		$1,233,523

(a)	Affiliated issuers (See Note 8).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(d)	Fund investment objective is to seek current income and capital appreciation.
(e)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(f)	Fund investment objective is to seek high total return.
(g)	Fund investment objective is to seek a high level of current income.
(h)	Fund investment objective is to seek long-term capital appreciation.
(i)	Fund investment objective is to seek a high level of total return.

See Notes to Financial Statements.

7

Schedule of Investments (unaudited)

DIVERSIFIED EQUITY STRATEGY FUND May 31, 2010

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.75%
Lord Abbett Affiliated Fund, Inc.–Class I(b)	1,975,140	$19,949
Lord Abbett Research Fund, Inc.–Classic Stock Fund–Class I(c)	1,040,667	26,797
Lord Abbett Developing Growth Fund, Inc.–Class I*(d)	395,435	6,837
Lord Abbett Securities Trust–Fundamental Equity Fund–Class I(b)	1,214,476	13,347
Lord Abbett Research Fund, Inc.–Growth Opportunities Fund–Class I*(e)	696,499	13,512
Lord Abbett Securities Trust–International Core Equity Fund–Class I(f)	1,608,185	16,259
Lord Abbett Securities Trust–International Opportunities Fund–Class I(g)	1,014,855	10,676
Lord Abbett Stock Appreciation Fund–Class I*(h)	2,586,008	13,447
Lord Abbett Securities Trust–Value Opportunities Fund–Class I*(g)	986,330	13,395

Total Investments in Underlying Funds (cost $134,301,118)		134,219

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.21%

Repurchase Agreement
Repurchase Agreement dated 5/28/2010, 0.02% due 6/1/2010 with Fixed Income Clearing Corp. collateralized by $290,000 of Federal Home Loan Bank at 0.70% due 5/27/2011; value: $290,363; proceeds: $282,581 (cost $282,580)	$283	$283

Total Investments in Securities 99.96% (cost $134,583,698)		134,502

Other Assets in Excess of Liabilities 0.04%		48

Net Assets 100.00%		$134,550

*	Non-income producing security.
(a)	Affiliated issuers (See Note 8).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is to seek long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek long-term capital appreciation.
(g)	Fund investment objective is long-term capital appreciation.
(h)	Fund investment objective is long-term capital growth.

See Notes to Financial Statements.

8

Schedule of Investments (unaudited)

DIVERSIFIED INCOME STRATEGY FUND May 31, 2010

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.40%
Lord Abbett Bond Debenture Fund, Inc.–Class I(b)	3,475,179	$25,369
Lord Abbett Research Fund, Inc.–Capital Structure Fund–Class I(c)	4,551,693	47,838
Lord Abbett Global Fund, Inc.–Developing Local Markets Fund–Class I(d)	579,043	3,723
Lord Abbett Investment Trust–Floating Rate Fund–Class I(e)	932,903	8,517
Lord Abbett Investment Trust–High Yield Fund–Class I(b)	10,385,202	76,643
Lord Abbett Securities Trust–International Dividend Income Fund–Class I(f)	1,283,637	9,525
Lord Abbett Investment Trust–Total Return Fund–Class I(g)	1,747,793	19,226

Total Investments in Underlying Funds (cost $194,132,605)		190,841

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.29%

Repurchase Agreement
Repurchase Agreement dated 5/28/2010, 0.02% due 6/1/2010 with Fixed Income Clearing Corp. collateralized by $580,000 of Federal National Mortgage Assoc. at 0.50% due 5/2/2011; value: $577,100; proceeds: $563,250 (cost $563,249)	$563	$563

Total Investments in Securities 99.69% (cost $194,695,854)		191,404

Other Assets in Excess of Liabilities 0.31%		600

Net Assets 100.00%		$192,004

(a)	Affiliated issuers (See Note 8).
(b)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(c)	Fund investment objective is to seek current income and capital appreciation.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is to seek a high level of current income.
(f)	Fund investment objective is to seek a high level of total return.
(g)	Fund investment objective is to seek income and capital appreciation to produce a high total return.

See Notes to Financial Statements.

9

Schedule of Investments (unaudited)

GROWTH & INCOME STRATEGY FUND May 31, 2010

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.89%
Lord Abbett Affiliated Fund, Inc.–Class I(b)	3,773,065	$38,108
Lord Abbett Research Fund, Inc.–Capital Structure Fund–Class I(c)	3,716,231	39,058
Lord Abbett Research Fund, Inc.–Classic Stock Fund–Class I(d)	2,795,856	71,993
Lord Abbett Global Fund, Inc.–Developing Local Markets Fund–Class I(e)	1,527,451	9,822
Lord Abbett Investment Trust–Floating Rate Fund–Class I(f)	2,274,094	20,762
Lord Abbett Securities Trust–Fundamental Equity Fund–Class I(b)	4,349,054	47,796
Lord Abbett Research Fund, Inc.–Growth Opportunities Fund–Class I*(g)	996,707	19,336
Lord Abbett Investment Trust–High Yield Fund–Class I(h)	12,803,686	94,491
Lord Abbett Securities Trust–International Core Equity Fund–Class I(i)	6,042,439	61,089
Lord Abbett Securities Trust–International Dividend Income Fund–Class I(j)	3,077,698	22,837
Lord Abbett Securities Trust–International Opportunities Fund–Class I(k)	2,183,840	22,974
Lord Abbett Stock Appreciation Fund–Class I*(l)	2,287,730	11,896
Lord Abbett Securities Trust–Value Opportunities Fund–Class I*(k)	1,796,274	24,393

Total Investments in Underlying Funds (cost $544,150,102)		484,555

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.03%

Repurchase Agreement
Repurchase Agreement dated 5/28/2010, 0.02% due 6/1/2010 with Fixed Income Clearing Corp. collateralized by $165,000 of Federal Home Loan Bank at 0.70% due 5/27/2011; value: $165,206; proceeds: $160,868 (cost $160,868)	$161	$161

Total Investments in Securities 99.92% (cost $544,310,970)		484,716

Other Assets in Excess of Liabilities 0.08%		387

Net Assets 100.00%		$485,103

*	Non-income producing security.
(a)	Affiliated issuer (See Note 8).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is to seek current income and capital appreciation.
(d)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(e)	Fund investment objective is to seek high total return.
(f)	Fund investment objective is to seek a high level of current income.
(g)	Fund investment objective is capital appreciation.
(h)	Fund investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.
(i)	Fund investment objective is to seek long-term capital appreciation.
(j)	Fund investment objective is to seek a high level of total return.
(k)	Fund investment objective is long-term capital appreciation.
(l)	Fund investment objective is long-term capital growth.

See Notes to Financial Statements.

10

This page is intentionally left blank.

11

Statements of Assets and Liabilities (unaudited)

May 31, 2010

Balanced Strategy Fund
ASSETS:
Investments in securities, at cost	$1,361,833,630
Investments in securities, at value	$1,233,129,411
Receivables:
Interest and dividends	2,709,091
Capital shares sold	6,259,841
From affiliates (See Note 3)	144,785
Prepaid expenses and other assets	93,722
Total assets	1,242,336,850
LIABILITIES:
Payables:
Investment securities purchased	1,828,251
Capital shares reacquired	2,621,119
12b-1 distribution fees	501,130
Trustees’ fees	127,098
Distributions payable	3,271,590
Accrued expenses and other liabilities	464,625
Total liabilities	8,813,813
NET ASSETS	$1,233,523,037
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,429,984,481
Undistributed (distributions in excess of) net investment income	(984,684)
Accumulated net realized loss on investments	(66,772,541)
Net unrealized depreciation on investments	(128,704,219)
Net Assets	$1,233,523,037
Net assets by class:
Class A Shares	$947,924,512
Class B Shares	$83,529,377
Class C Shares	$175,852,757
Class F Shares	$7,830,121
Class I Shares	$3,343,979
Class P Shares	$5,282,461
Class R2 Shares	$190,684
Class R3 Shares	$9,569,146
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	99,631,810
Class B Shares	8,786,581
Class C Shares	18,547,934
Class F Shares	823,606
Class I Shares	351,597
Class P Shares	557,171
Class R2 Shares	19,763
Class R3 Shares	1,006,935
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$9.51
Class A shares–Maximum offering price (Net asset value plus sales charge of 5.75%)	$10.09
Class B Shares–Net asset value	$9.51
Class C Shares–Net asset value	$9.48
Class F Shares–Net asset value	$9.51
Class I Shares–Net asset value	$9.51
Class P Shares–Net asset value	$9.48
Class R2 Shares–Net asset value	$9.65
Class R3 Shares–Net asset value	$9.50

See Notes to Financial Statements.

12

Diversified Equity Strategy Fund	Diversified Income Strategy Fund	Growth & Income Strategy Fund

$134,583,698	$194,695,854	$544,310,970
$134,501,528	$191,404,102	$484,716,277

–	810,332	843,239
537,483	1,557,290	1,637,659
32,415	25,287	75,428
64,278	73,810	88,861
135,135,704	193,870,821	487,361,464

180,403	1,150,215	842,110
252,462	459,512	970,845
58,407	79,003	201,201
4,119	6,069	22,623
–	119,242	–
89,908	52,521	221,532
585,299	1,866,562	2,258,311
$134,550,405	$192,004,259	$485,103,153

$146,687,228	$198,361,591	$562,381,720
8,523	67,442	1,178,102
(12,063,176)	(3,133,022)	(18,861,976)
(82,170)	(3,291,752)	(59,594,693)
$134,550,405	$192,004,259	$485,103,153

$88,474,088	$132,735,722	$360,601,391
$9,012,271	$9,691,104	$33,698,208
$33,898,987	$40,856,334	$83,409,306
$1,059,757	$7,128,596	$1,285,723
$1,094,950	$208,477	$569,026
$86,831	$3,712	$1,197
$22,653	$13,051	$53,956
$900,868	$1,367,263	$5,484,346

6,409,902	9,716,592	26,239,055
660,626	702,654	2,467,762
2,489,478	2,959,163	6,107,340
76,782	522,003	93,561
78,860	15,318	41,255
6,245	269.428	86.811
1,638	941	3,879
65,495	100,046	399,731

$13.80	$13.66	$13.74

$14.64	$14.49	$14.58
$13.64	$13.79	$13.66
$13.62	$13.81	$13.66
$13.80	$13.66	$13.74
$13.88	$13.61	$13.79
$13.90	$13.78	$13.79
$13.83	$13.87	$13.91
$13.75	$13.67	$13.72

See Notes to Financial Statements.

13

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2010

Balanced Strategy Fund
Investment income:
Dividends	$25,709,993
Interest	38
Total investment income	25,710,031
Expenses:
Management fee	640,711
12b-1 distribution plan-Class A	1,729,138
12b-1 distribution plan-Class B	453,499
12b-1 distribution plan-Class C	910,474
12b-1 distribution plan-Class F	3,295
12b-1 distribution plan-Class P	12,632
12b-1 distribution plan-Class R2	105
12b-1 distribution plan-Class R3	13,012
Shareholder servicing	948,237
Professional	19,586
Reports to shareholders	44,023
Custody	8,648
Trustees’ fees	17,739
Registration	74,878
Other	18,265
Gross expenses	4,894,242
Expense reductions (See Note 7)	(282)
Expenses assumed by Underlying Funds (See Note 3)	(1,131,094)
Management fee waived (See Note 3)	(640,711)
Net expenses	3,122,155
Net investment income	22,587,876
Net realized and unrealized gain (loss):
Capital gain distributions received from Underlying Funds	182,528
Net realized loss on investments	(21,999,695)
Net change in unrealized appreciation/depreciation on investments	(5,671,851)
Net realized and unrealized gain (loss)	(27,489,018)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(4,901,142)

See Notes to Financial Statements.

14

Diversified Equity Strategy Fund	Diversified Income Strategy Fund	Growth & Income Strategy Fund

$497,343	$5,276,323	$7,105,981
13	28	38
497,356	5,276,351	7,106,019

68,627	86,643	242,862
157,139	215,267	630,274
46,414	50,123	171,696
176,902	179,088	430,447
441	1,754	602
200	18	3
16	8	133
1,722	1,677	8,301
158,259	114,416	449,395
14,837	14,598	15,833
5,844	5,426	19,540
2,549	2,473	3,920
1,854	2,231	6,540
43,571	46,811	56,820
3,441	3,587	7,505
681,816	724,120	2,043,871
(23)	(36)	(97)
(230,332)	(189,506)	(559,456)
(68,627)	(86,643)	(242,862)
382,834	447,935	1,241,456
114,522	4,828,416	5,864,563

–	168,156	67,454
(2,140,633)	(642,007)	(7,978,357)
3,057,956	552,279	550,897
917,323	78,428	(7,360,006)
$1,031,845	$4,906,844	$(1,495,443)

See Notes to Financial Statements.

15

Statements of Changes in Net Assets

	Balanced Strategy Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2010 (unaudited)	For the Year Ended November 30, 2009
Operations:
Net investment income	$22,587,876	$44,277,769
Capital gain distributions received from Underlying Funds	182,528	–
Net realized loss on investments	(21,999,695)	(41,309,241)
Net change in unrealized appreciation/depreciation on investments	(5,671,851)	316,896,278
Net increase (decrease) in net assets resulting from operations	(4,901,142)	319,864,806
Distributions to shareholders from:
Net investment income
Class A	(19,183,301)	(35,595,061)
Class B	(1,468,094)	(2,886,741)
Class C	(2,979,352)	(5,364,565)
Class F	(132,386)	(112,446)
Class I	(66,240)	(76,520)
Class P	(106,649)	(235,072)
Class R2	(1,059)	(320)
Class R3	(89,235)	(47,356)
Net realized gain
Class A	–	(5,033,958)
Class B	–	(498,665)
Class C	–	(892,604)
Class F	–	(9,228)
Class I	–	(8,591)
Class P	–	(35,406)
Class R2	–	(48)
Class R3	–	(2,906)
Total distributions to shareholders	(24,026,316)	(50,799,487)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	187,613,893	308,091,651
Reinvestment of distributions	22,767,975	47,763,564
Cost of shares reacquired	(199,930,510)	(330,484,415)
Net increase in net assets resulting from capital share transactions	10,451,358	25,370,800
Net Increase (decrease) in net assets	(18,476,100)	294,436,119
NET ASSETS:
Beginning of period	$1,251,999,137	$957,563,018
End of period	$1,233,523,037	$1,251,999,137
Undistributed (distributions in excess of) net investment income	$(984,684)	$453,756

See Notes to Financial Statements.

16

Diversified Equity Strategy Fund		Diversified Income Strategy Fund		Growth & Income Strategy Fund
For the Six Months Ended May 31, 2010 (unaudited)	For the Year Ended November 30, 2009	For the Six Months Ended May 31, 2010 (unaudited)	For the Year Ended November 30, 2009	For the Six Months Ended May 31, 2010 (unaudited)	For the Year Ended November 30, 2009

$114,522	$313,398	$4,828,416	$7,055,274	$5,864,563	$10,361,680
–	365,201	168,156	–	67,454	293,448
(2,140,633)	(9,521,404)	(642,007)	(1,572,159)	(7,978,357)	(9,347,244)
3,057,956	36,697,984	552,279	29,632,519	550,897	113,754,928
1,031,845	27,855,179	4,906,844	35,115,634	(1,495,443)	115,062,812

(95,779)	(1,430,015)	(3,550,577)	(5,232,503)	(3,727,143)	(14,695,557)
–	(77,244)	(252,155)	(386,465)	(257,405)	(1,179,543)
–	(279,775)	(917,892)	(1,386,205)	(638,817)	(3,357,447)
(2,224)	(1,343)	(116,207)	(34,060)	(12,958)	(13,294)
(4,149)	(8,815)	(7,138)	(11,110)	(6,752)	(24,055)
(9)	(1,303)	(212)	(570)	(16)	(984)
(31)	(146)	(305)	(558)	(432)	(408)
(301)	(941)	(20,112)	(7,988)	(22,266)	(13,204)

–	(976,871)	–	(388,527)	–	(4,311,335)
–	(84,403)	–	(31,420)	–	(387,879)
–	(292,712)	–	(114,727)	–	(1,117,051)
–	(827)	–	(764)	–	(1,131)
–	(5,301)	–	(519)	–	(6,945)
–	(1,063)	–	(53)	–	(406)
–	(92)	–	(49)	–	(123)
–	(688)	–	(745)	–	(3,241)
(102,493)	(3,161,539)	(4,864,598)	(7,596,263)	(4,665,789)	(25,112,603)

31,625,743	50,581,093	64,773,224	75,014,336	115,248,193	152,043,762
92,971	2,941,219	4,289,660	6,728,437	4,501,771	23,947,513
(26,791,185)	(35,523,715)	(27,496,382)	(33,967,662)	(81,261,151)	(107,647,936)
4,927,529	17,998,597	41,566,502	47,775,111	38,488,813	68,343,339
5,856,881	42,692,237	41,608,748	75,294,482	32,327,581	158,293,548

$128,693,524	$86,001,287	$150,395,511	$75,101,029	$452,775,572	$294,482,024
$134,550,405	$128,693,524	$192,004,259	$150,395,511	$485,103,153	$452,775,572
$8,523	$(3,506)	$67,442	$103,624	$1,178,102	$(20,672)

See Notes to Financial Statements.

17

Financial Highlights

BALANCED STRATEGY FUND

	Class A Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$9.73		$7.62	$12.27	$12.13	$11.53	$11.53

Investment operations:

Net investment income(a)	.18		.36	.42	.36	.35	.35

Net realized and unrealized gain (loss)	(.21)		2.16	(3.99)	.53	.99	.12

Total from investment operations	(.03)		2.52	(3.57)	.89	1.34	.47

Distributions to shareholders from:

Net investment income	(.19)		(.36)	(.56)	(.40)	(.40)	(.37)

Net realized gain	–		(.05)	(.52)	(.35)	(.34)	(.10)

Total distributions	(.19)		(.41)	(1.08)	(.75)	(.74)	(.47)

Net asset value, end of period	$9.51		$9.73	$ 7.62	$12.27	$12.13	$11.53

Total Return(b)	(.34	)%(c)	34.52%	(31.62)%	7.66%	12.12%	4.12%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.17	%(c)	.27%	.31%	.32%	.35%	.35%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.17	%(c)	.27%	.31%	.32%	.35%	.35%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.31	%(c)	.67%	.65%	.63%	.64%	.65%

Net investment income	1.83	%(c)	4.28%	4.06%	2.98%	3.04%	3.03%

Supplemental Data:
Net assets, end of period (000)	$947,925		$970,528	$744,325	$1,124,757	$1,009,374	$879,442

Portfolio turnover rate	7.54	%(c)	21.69%	14.88%	40.85%	.00%	.00%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

18

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class B Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$9.72		$7.62	$12.25	$12.12	$11.52	$11.52

Investment operations:

Net investment income(a)	.15		.30	.35	.28	.27	.27

Net realized and unrealized gain (loss)	(.20)		2.15	(3.97)	.52	.99	.13

Total from investment operations	(.05)		2.45	(3.62)	.80	1.26	.40

Distributions to shareholders from:

Net investment income	(.16)		(.30)	(.49)	(.32)	(.32)	(.30)

Net realized gain	–		(.05)	(.52)	(.35)	(.34)	(.10)

Total distributions	(.16)		(.35)	(1.01)	(.67)	(.66)	(.40)

Net asset value, end of period	$9.51		$9.72	$ 7.62	$12.25	$12.12	$11.52

Total Return(b)	(.55	)%(c)	33.47%	(31.99)%	6.90%	11.42%	3.49%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.50	%(c)	.92%	.96%	.97%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.50	%(c)	.92%	.96%	.97%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.64	%(c)	1.32%	1.30%	1.28%	1.29%	1.30%

Net investment income	1.51	%(c)	3.65%	3.41%	2.34%	2.36%	2.38%

Supplemental Data:
Net assets, end of period (000)	$83,529		$89,402	$73,656	$120,103	$116,482	$104,715

Portfolio turnover rate	7.54	%(c)	21.69%	14.88%	40.85%	.00%	.00%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

19

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class C Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$9.70		$7.60	$12.23	$12.10	$11.50	$11.51

Investment operations:

Net investment income(a)	.15		.30	.35	.28	.29	.28

Net realized and unrealized gain (loss)	(.21)		2.16	(3.97)	.53	.98	.11

Total from investment operations	(.06)		2.46	(3.62)	.81	1.27	.39

Distributions to shareholders from:

Net investment income	(.16)		(.31)	(.49)	(.33)	(.33)	(.30)

Net realized gain	–		(.05)	(.52)	(.35)	(.34)	(.10)

Total distributions	(.16)		(.36)	(1.01)	(.68)	(.67)	(.40)

Net asset value, end of period	$9.48		$9.70	$ 7.60	$12.23	$12.10	$11.50

Total Return(b)	(.65	)%(c)	33.59%	(32.03)%	6.95%	11.46%	3.43%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.50	%(c)	.92%	.96%	.97%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.50	%(c)	.92%	.96%	.97%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.64	%(c)	1.32%	1.30%	1.29%	1.29%	1.30%

Net investment income	1.50	%(c)	3.62%	3.41%	2.32%	2.49%	2.50%

Supplemental Data:
Net assets, end of period (000)	$175,853		$178,371	$131,719	$198,510	$159,864	$119,578

Portfolio turnover rate	7.54	%(c)	21.69%	14.88%	40.85%	.00%	.00%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

20

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class F Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/7/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$9.72		$7.62	$12.27	$11.99

Investment operations:

Net investment income(b)					–	(c)

Net realized and unrealized gain					.16

Total from investment operations					.16

Net asset value on SEC Effective Date, September 14, 2007					$12.15

Investment operations:

Net investment income(b)	.18		.35	.43	.09

Net realized and unrealized gain (loss)	(.18)		2.18	(3.97)	.09

Total from investment operations	–		2.53	(3.54)	.18

Distributions to shareholders from:

Net investment income	(.21)		(.38)	(.59)	(.06)

Net realized gain	–		(.05)	(.52)	–

Total distributions	(.21)		(.43)	(1.11)	(.06)

Net asset value, end of period	$9.51		$9.72	$ 7.62	$12.27

Total Return(d)					1.33	%(e)(f)

Total Return(d)	(.11	)%(e)	34.74%	(31.43)%	1.48	%(e)(g)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.05	%(e)	.01%	.10%	.00	%(e)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.05	%(e)	.01%	.10%	.00	%(e)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.19	%(e)	.41%	.41%	.09	%(e)

Net investment income	1.84	%(e)	4.18%	4.57%	.72	%(e)

Supplemental Data:
Net assets, end of period (000)	$7,830		$4,024	$1,355	$10

Portfolio turnover rate	7.54	%(e)	21.69%	14.88%	40.85%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 9/7/2007 through 9/14/2007.
(g)	Total return for the period 9/14/2007 through 11/30/2007.

See Notes to Financial Statements.

21

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class I Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$9.73		$7.63	$12.28	$12.14	$11.54	$11.53

Investment operations:

Net investment income(a)	.20		.37	.36	.41	.41	.38

Net realized and unrealized gain (loss)	(.21)		2.17	(3.89)	.52	.97	.13

Total from investment operations	(.01)		2.54	(3.53)	.93	1.38	.51

Distributions to shareholders from:

Net investment income	(.21)		(.39)	(.60)	(.44)	(.44)	(.40)

Net realized gain	–		(.05)	(.52)	(.35)	(.34)	(.10)

Total distributions	(.21)		(.44)	(1.12)	(.79)	(.78)	(.50)

Net asset value, end of period	$9.51		$9.73	$ 7.63	$12.28	$12.14	$11.54

Total Return(b)	(.17	)%(c)	34.82%	(31.62)%	8.02%	12.49%	4.57%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00	%(c)	.00%	.00%	.00%	.00%	.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.00	%(c)	.00%	.00%	.00%	.00%	.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.14	%(c)	.32%	.30%	.29%	.29%	.30%

Net investment income	1.98	%(c)	4.32%	3.49%	3.34%	3.57%	3.32%

Supplemental Data:
Net assets, end of period (000)	$3,344		$2,737	$823	$1,289	$739	$531

Portfolio turnover rate	7.54	%(c)	21.69%	14.88%	40.85%	.00%	.00%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

22

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class P Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$9.70		$7.60	$12.23	$12.10	$11.50	$11.51

Investment operations:

Net investment income(a)	.18		.35	.40	.33	.37	.41

Net realized and unrealized gain (loss)	(.21)		2.15	(3.96)	.54	.96	.04

Total from investment operations	(.03)		2.50	(3.56)	.87	1.33	.45

Distributions to shareholders from:

Net investment income	(.19)		(.35)	(.55)	(.39)	(.39)	(.36)

Net realized gain	–		(.05)	(.52)	(.35)	(.34)	(.10)

Total distributions	(.19)		(.40)	(1.07)	(.74)	(.73)	(.46)

Net asset value, end of period	$9.48		$9.70	$ 7.60	$12.23	$12.10	$11.50

Total Return(b)	(.39	)%(c)	34.33%	(31.62)%	7.51%	12.06%	4.00%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.22	%(c)	.38%	.41%	.42%	.45%	.45%

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.22	%(c)	.38%	.41%	.42%	.45%	.45%

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.36	%(c)	.77%	.75%	.74%	.74%	.75%

Net investment income	1.79	%(c)	4.23%	3.90%	2.74%	3.18%	3.59%

Supplemental Data:
Net assets, end of period (000)	$5,282		$5,813	$5,255	$8,686	$3,737	$2,520

Portfolio turnover rate	7.54	%(c)	21.69%	14.88%	40.85%	.00%	.00%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

23

Financial Highlights (continued)

BALANCED STRATEGY FUND

	Class R2 Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/7/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$9.84		$7.67	$12.27	$11.99

Investment operations:

Net investment income(b)					–	(c)

Net realized and unrealized gain					.16

Total from investment operations					.16

Net asset value on SEC Effective Date, September 14, 2007					$12.15

Investment operations:

Net investment income(b)	.12		.38	.44	.08

Net realized and unrealized gain (loss)	(.13)		2.18	(3.99)	.09

Total from investment operations	(.01)		2.56	(3.55)	.17

Distributions to shareholders from:

Net investment income	(.18)		(.34)	(.53)	(.05)

Net realized gain	–		(.05)	(.52)	–

Total distributions	(.18)		(.39)	(1.05)	(.05)

Net asset value, end of period	$9.65		$9.84	$ 7.67	$12.27

Total Return(d)					1.33	%(e)(f)

Total Return(d)	(.15	)%(e)	34.77%	(31.35)%	1.39	%(e)(g)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.23	%(e)	.00%	.05%	.11	%(e)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.23	%(e)	.00%	.05%	.11	%(e)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.37	%(e)	.29%	.39%	.20	%(e)

Net investment income	1.25	%(e)	4.54%	4.32%	.61	%(e)

Supplemental Data:
Net assets, end of period (000)	$191		$10	$7	$10

Portfolio turnover rate	7.54	%(e)	21.69%	14.88%	40.85%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 9/7/2007 through 9/14/2007.
(g)	Total return for the period 9/14/2007 through 11/30/2007.

See Notes to Financial Statements.

24

Financial Highlights (concluded)

BALANCED STRATEGY FUND

	Class R3 Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/7/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$9.71		$7.61	$12.27	$11.99

Investment operations:

Net investment income(b)					–	(c)

Net realized and unrealized gain					.16

Total from investment operations					.16

Net asset value on SEC Effective Date, September 14, 2007					$12.15

Investment operations:

Net investment income(b)	.15		.31	.37	.08

Net realized and unrealized gain (loss)	(.18)		2.19	(3.95)	.09

Total from investment operations	(.03)		2.50	(3.58)	.17

Distributions to shareholders from:

Net investment income	(.18)		(.35)	(.56)	(.05)

Net realized gain	–		(.05)	(.52)	–

Total distributions	(.18)		(.40)	(1.08)	(.05)

Net asset value, end of period	$9.50		$9.71	$ 7.61	$12.27

Total Return(d)					1.33	%(e)(f)

Total Return(d)	(.38	)%(e)	34.26%	(31.75)%	1.41	%(e)(g)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.25	%(e)	.40%	.49%	.08	%(e)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.25	%(e)	.40%	.49%	.08	%(e)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.39	%(e)	.81%	.80%	.17	%(e)

Net investment income	1.49	%(e)	3.63%	3.85%	.64	%(e)

Supplemental Data:
Net assets, end of period (000)	$9,569		$1,116	$423	$10

Portfolio turnover rate	7.54	%(e)	21.69%	14.88%	40.85%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 9/7/2007 through 9/14/2007.
(g)	Total return for the period 9/14/2007 through 11/30/2007.

See Notes to Financial Statements.

25

Financial Highlights

DIVERSIFIED EQUITY STRATEGY FUND

	Class A Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30			6/29/2006(a) to 11/30/2006
			2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$13.66		$10.68	$18.26	$16.48	$15.00

Investment operations:

Net investment income(b)	.03		.06	.07	.09	.01

Net realized and unrealized gain (loss)	.13		3.32	(6.82)	1.98	1.47

Total from investment operations	.16		3.38	(6.75)	2.07	1.48

Distributions to shareholders from:

Net investment income	(.02)		(.24)	(.16)	(.22)	–

Net realized gain	–		(.16)	(.67)	(.07)	–

Total distributions	(.02)		(.40)	(.83)	(.29)	–

Net asset value, end of period	$13.80		$13.66	$10.68	$18.26	$16.48

Total Return(c)	1.13	%(d)	32.96%	(38.72)%	12.80%	9.87	%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.17	%(d)	.35%	.35%	.35%	.34	%(e)

Expenses, including expense reductions, expenses assumed and management fee waived	.17	%(d)	.35%	.35%	.35%	.14	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.39	%(d)	.90%	.98%	1.04%	2.58	%(e)

Net investment income	.19	%(d)	.55%	.50%	.48%	.12	%(e)

Supplemental Data:
Net assets, end of period (000)	$88,474		$85,270	$61,965	$40,864	$8,432

Portfolio turnover rate	5.55	%(d)	12.84%	4.73%	49.07%	.00%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations and SEC effective date was 6/29/2006 and date shares first became available to the public was 6/30/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

26

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class B Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30			6/29/2006(a) to 11/30/2006
			2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$13.53		$10.56	$18.11	$16.44	$15.00

Investment operations:

Net investment loss(b)	(.02)		(.02)	(.03)	(.04)	(.03)

Net realized and unrealized gain (loss)	.13		3.30	(6.75)	1.99	1.47

Total from investment operations	.11		3.28	(6.78)	1.95	1.44

Distributions to shareholders from:

Net investment income	–		(.15)	(.10)	(.21)	–

Net realized gain	–		(.16)	(.67)	(.07)	–

Total distributions	–		(.31)	(.77)	(.28)	–

Net asset value, end of period	$13.64		$13.53	$10.56	$18.11	$16.44

Total Return(c)	.81	%(d)	32.08%	(39.12)%	12.09%	9.60	%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.50	%(d)	1.00%	1.00%	1.00%	.97	%(e)

Expenses, including expense reductions, expenses assumed and management fee waived	.50	%(d)	1.00%	1.00%	1.00%	.41	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.72	%(d)	1.55%	1.63%	1.70%	2.91	%(e)

Net investment loss	(.14	)%(d)	(.17)%	(.23)%	(.25)%	(.43	)%(e)

Supplemental Data:
Net assets, end of period (000)	$9,012		$8,451	$5,399	$5,446	$745

Portfolio turnover rate	5.55	%(d)	12.84%	4.73%	49.07%	.00%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations and SEC effective date was 6/29/2006 and date shares first became available to the public was 6/30/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

27

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class C Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30			6/29/2006(a) to 11/30/2006
			2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$13.50		$10.55	$18.11	$16.44	$15.00

Investment operations:

Net investment loss(b)	(.02)		(.03)	(.03)	(.05)	(.03)

Net realized and unrealized gain (loss)	.14		3.30	(6.75)	2.00	1.47

Total from investment operations	.12		3.27	(6.78)	1.95	1.44

Distributions to shareholders from:

Net investment income	–		(.16)	(.11)	(.21)	–

Net realized gain	–		(.16)	(.67)	(.07)	–

Total distributions	–		(.32)	(.78)	(.28)	–

Net asset value, end of period	$13.62		$13.50	$10.55	$18.11	$16.44

Total Return(c)	.89	%(d)	32.00%	(39.11)%	12.08%	9.60	%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.50	%(d)	1.00%	1.00%	1.00%	.97	%(e)

Expenses, including expense reductions, expenses assumed and management fee waived	.50	%(d)	1.00%	1.00%	1.00%	.41	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.72	%(d)	1.55%	1.63%	1.70%	2.81	%(e)

Net investment loss	(.13	)%(d)	(.23)%	(.23)%	(.28)%	(.45	)%(e)

Supplemental Data:
Net assets, end of period (000)	$33,899		$33,007	$18,194	$16,992	$1,232

Portfolio turnover rate	5.55	%(d)	12.84%	4.73%	49.07%	.00%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations and SEC effective date was 6/29/2006 and date shares first became available to the public was 6/30/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

28

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class F Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$13.67		$10.69	$18.27	$18.53

Investment operations:

Net investment income(b)	.04		.02	.11	.04

Net realized and unrealized gain (loss)	.13		3.38	(6.82)	(.30)

Total from investment operations	.17		3.40	(6.71)	(.26)

Distributions to shareholders from:

Net investment income	(.04)		(.26)	(.20)	–

Net realized gain	–		(.16)	(.67)	–

Total distributions	(.04)		(.42)	(.87)	–

Net asset value, end of period	$13.80		$13.67	$10.69	$18.27

Total Return(c)	1.27	%(d)	33.27%	(38.58)%	(1.40	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.05	%(d)	.10%	.09%	.02	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.05	%(d)	.10%	.09%	.02	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.27	%(d)	.64%	.77%	.16	%(d)

Net investment income	.25	%(d)	.20%	.78%	.21	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,060		$650	$54	$10

Portfolio turnover rate	5.55	%(d)	12.84%	4.73%	49.07%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

29

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class I Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30			6/29/2006(a) to 11/30/2006
			2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$13.75		$10.75	$18.35	$16.51	$15.00

Investment operations:

Net investment income(b)	.05		.11	.55	.19	.04

Net realized and unrealized gain (loss)	.13		3.32	(7.28)	1.95	1.47

Total from investment operations	.18		3.43	(6.73)	2.14	1.51

Distributions to shareholders from:

Net investment income	(.05)		(.27)	(.20)	(.23)	–

Net realized gain	–		(.16)	(.67)	(.07)	–

Total distributions	(.05)		(.43)	(.87)	(.30)	–

Net asset value, end of period	$13.88		$13.75	$10.75	$18.35	$16.51

Total Return(c)	1.33	%(d)	33.35%	(38.50)%	13.20%	10.07	%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00	%(d)	.00%	.00%	.00%	.00	%(e)(f)

Expenses, including expense reductions, expenses assumed and management fee waived	.00	%(d)	.00%	.00%	.00%	.00	%(d)(e)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.22	%(d)	.53%	.60%	.67%	2.79	%(f)

Net investment income	.36	%(d)	.91%	3.55%	1.06%	.64	%(f)

Supplemental Data:
Net assets, end of period (000)	$1,095		$1,020	$268	$351	$167

Portfolio turnover rate	5.55	%(d)	12.84%	4.73%	49.07%	.00%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations and SEC effective date was 6/29/2006 and date shares first became available to the public was 6/30/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Amount is less than .01%.
(f)	Annualized.

See Notes to Financial Statements.

30

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class P Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30			6/29/2006(a) to 11/30/2006
			2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$13.75		$10.72	$18.26	$16.48	$15.00

Investment operations:

Net investment income (loss)(b)	.02		.06	.04	(.02)	–	(c)

Net realized and unrealized gain (loss)	.13		3.33	(6.83)	2.07	1.48

Total from investment operations	.15		3.39	(6.79)	2.05	1.48

Distributions to shareholders from:

Net investment income	–	(c)	(.20)	(.08)	(.20)	–

Net realized gain	–		(.16)	(.67)	(.07)	–

Total distributions	–	(c)	(.36)	(.75)	(.27)	–

Net asset value, end of period	$13.90		$13.75	$10.72	$18.26	$16.48

Total Return(d)	1.10	%(e)	32.81%	(38.77)%	12.66%	9.87	%(e)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.22	%(e)	.45%	.45%	.45%	.43	%(f)

Expenses, including expense reductions, expenses assumed and management fee waived	.22	%(e)	.45%	.45%	.45%	.18	%(e)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.44	%(e)	1.01%	1.07%	1.08%	13.53	%(f)

Net investment income (loss)	.13	%(e)	.51%	.25%	(.12)%	(.05	)%(f)

Supplemental Data:
Net assets, end of period (000)	$87		$80	$71	$99	$6

Portfolio turnover rate	5.55	%(e)	12.84%	4.73%	49.07%	.00%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations and SEC effective date was 6/29/2006 and date shares first became available to the public was 6/30/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements.

31

Financial Highlights (continued)

DIVERSIFIED EQUITY STRATEGY FUND

	Class R2 Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$13.72		$10.71	$18.26	$18.53

Investment operations:

Net investment income(b)	.02		.10	.10	.03

Net realized and unrealized gain (loss)	.14		3.33	(6.80)	(.30)

Total from investment operations	.16		3.43	(6.70)	(.27)

Distributions to shareholders from:

Net investment income	(.05)		(.26)	(.18)	–

Net realized gain	–		(.16)	(.67)	–

Total distributions	(.05)		(.42)	(.85)	–

Net asset value, end of period	$13.83		$13.72	$10.71	$18.26

Total Return(c)	1.18	%(d)	33.42%	(38.47)%	(1.46	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.12	%(d)	.00%	.10%	.10	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.12	%(d)	.00%	.10%	.10	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.35	%(d)	.51%	.71%	.24	%(d)

Net investment income	.14	%(d)	.86%	.67%	.15	%(d)

Supplemental Data:
Net assets, end of period (000)	$23		$8	$6	$10

Portfolio turnover rate	5.55	%(d)	12.84%	4.73%	49.07%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

32

Financial Highlights (concluded)

DIVERSIFIED EQUITY STRATEGY FUND

	Class R3 Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$13.62		$10.66	$18.26	$18.53

Investment operations:

Net investment income (loss)(b)	(.01)		.01	.04	.03

Net realized and unrealized gain (loss)	.16		3.33	(6.78)	(.30)

Total from investment operations	.15		3.34	(6.74)	(.27)

Distributions to shareholders from:

Net investment income	(.02)		(.22)	(.19)	–

Net realized gain	–		(.16)	(.67)	–

Total distributions	(.02)		(.38)	(.86)	–

Net asset value, end of period	$13.75		$13.62	$10.66	$18.26

Total Return(c)	1.09	%(d)	32.62%	(38.75)%	(1.46	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.25	%(d)	.50%	.45%	.08	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.25	%(d)	.50%	.45%	.08	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.48	%(d)	1.02%	1.09%	.22	%(d)

Net investment income (loss)	(.08	)%(d)	.12%	.25%	.17	%(d)

Supplemental Data:
Net assets, end of period (000)	$901		$208	$45	$10

Portfolio turnover rate	5.55	%(d)	12.84%	4.73%	49.07%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

33

Financial Highlights

DIVERSIFIED INCOME STRATEGY FUND

	Class A Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30				6/29/2005(a) to 11/30/2005
			2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$13.57		$10.50	$15.49	$15.69	$14.93	$15.00

Investment operations:

Net investment income(b)	.40		.81	.84	.79	.69	.23

Net realized and unrealized gain (loss)	.09		3.14	(4.83)	(.17)	.73	(.11)

Total from investment operations	.49		3.95	(3.99)	.62	1.42	.12

Distributions to shareholders from:

Net investment income	(.40)		(.81)	(.87)	(.79)	(.66)	(.19)

Net realized gain	–		(.07)	(.13)	(.03)	–	–

Total distributions	(.40)		(.88)	(1.00)	(.82)	(.66)	(.19)

Net asset value, end of period	$13.66		$13.57	$10.50	$15.49	$15.69	$14.93

Total Return(c)	3.57	%(d)	39.35%	(27.14)%	4.00%	9.78%	.83	%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.17	%(d)	.34%	.35%	.35%	.35%	.34	%(e)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.17	%(d)	.34%	.35%	.35%	.35%	.14	%(d)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.33	%(d)	.81%	.84%	.79%	.83%	8.13	%(e)

Net investment income	2.86	%(d)	6.75%	6.07%	4.98%	4.56%	5.01	%(e)

Supplemental Data:
Net assets, end of period (000)	$132,736		$107,807	$53,884	$63,034	$30,867	$6,403

Portfolio turnover rate	4.80	%(d)	4.09%	14.45%	44.63%	.00%	.05%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations and SEC effective date was 6/29/2005 and date shares became available to the public was 7/1/2005.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

34

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class B Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30				6/29/2005(a) to 11/30/2005
			2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$13.70		$10.60	$15.61	$15.78	$14.92	$15.00

Investment operations:

Net investment income(b)	.36		.74	.76	.69	.61	.18

Net realized and unrealized gain (loss)	.08		3.17	(4.86)	(.17)	.72	(.10)

Total from investment operations	.44		3.91	(4.10)	.52	1.33	.08

Distributions to shareholders from:

Net investment income	(.35)		(.74)	(.78)	(.66)	(.47)	(.16)

Net realized gain	–		(.07)	(.13)	(.03)	–	–

Total distributions	(.35)		(.81)	(.91)	(.69)	(.47)	(.16)

Net asset value, end of period	$13.79		$13.70	$10.60	$15.61	$15.78	$14.92

Total Return(c)	3.23	%(d)	38.39%	(27.55)%	3.33%	9.07%	.55	%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.50	%(d)	.99%	1.00%	1.00%	1.00%	.96	%(e)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.50	%(d)	.99%	1.00%	1.00%	1.00%	.41	%(d)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.66	%(d)	1.46%	1.49%	1.44%	1.48%	10.03	%(e)

Net investment income	2.54	%(d)	6.10%	5.40%	4.35%	3.98%	4.29	%(e)

Supplemental Data:
Net assets, end of period (000)	$9,691		$8,846	$4,396	$6,063	$2,974	$326

Portfolio turnover rate	4.80	%(d)	4.09%	14.45%	44.63%	.00%	.05%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations and SEC effective date was 6/29/2005 and date shares became available to the public was 7/1/2005.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

35

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class C Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30				6/29/2005(a) to 11/30/2005
			2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$13.71		$10.61	$15.62	$15.79	$14.91	$15.00

Investment operations:

Net investment income(b)	.36		.74	.76	.69	.60	.18

Net realized and unrealized gain (loss)	.09		3.17	(4.86)	(.17)	.73	(.10)

Total from investment operations	.45		3.91	(4.10)	.52	1.33	.08

Distributions to shareholders from:

Net investment income	(.35)		(.74)	(.78)	(.66)	(.45)	(.17)

Net realized gain	–		(.07)	(.13)	(.03)	–	–

Total distributions	(.35)		(.81)	(.91)	(.69)	(.45)	(.17)

Net asset value, end of period	$13.81		$13.71	$10.61	$15.62	$15.79	$14.91

Total Return(c)	3.30	%(d)	38.36%	(27.54)%	3.31%	9.05%	.57	%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.50	%(d)	.99%	1.00%	1.00%	1.00%	.99	%(e)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.50	%(d)	.99%	1.00%	1.00%	1.00%	.41	%(d)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.66	%(d)	1.46%	1.49%	1.44%	1.48%	6.26	%(e)

Net investment income	2.54	%(d)	6.10%	5.42%	4.35%	3.93%	3.88	%(e)

Supplemental Data:
Net assets, end of period (000)	$40,856		$32,275	$16,527	$20,037	$10,379	$2,525

Portfolio turnover rate	4.80	%(d)	4.09%	14.45%	44.63%	.00%	.05%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations and SEC effective date was 6/29/2005 and date shares became available to the public was 7/1/2005.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

36

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class F Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$13.56		$10.50	$15.48	$15.82

Investment operations:

Net investment income(b)	.40		.84	.95	.12

Net realized and unrealized gain (loss)	.11		3.13	(4.89)	(.32)

Total from investment operations	.51		3.97	(3.94)	(.20)

Distributions to shareholders from:

Net investment income	(.41)		(.84)	(.91)	(.14)

Net realized gain	–		(.07)	(.13)	–

Total distributions	(.41)		(.91)	(1.04)	(.14)

Net asset value, end of period	$13.66		$13.56	$10.50	$15.48

Total Return(c)	3.78	%(d)	39.59%	(26.89)%	(1.28	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.05	%(d)	.09%	.09%	.02	%(d)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.05	%(d)	.09%	.09%	.02	%(d)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.21	%(d)	.54%	.59%	.12	%(d)

Net investment income	2.86	%(d)	6.71%	7.23%	.77	%(d)

Supplemental Data:
Net assets, end of period (000)	$7,129		$1,071	$104	$10

Portfolio turnover rate	4.80	%(d)	4.09%	14.45%	44.63%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

37

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class I Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30				6/29/2005(a) to 11/30/2005
			2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$13.52		$10.47	$15.44	$15.63	$14.95	$15.00

Investment operations:

Net investment income(b)	.43		.85	.88	.82	.85	.15

Net realized and unrealized gain (loss)	.08		3.12	(4.79)	(.15)	.61	.01

Total from investment operations	.51		3.97	(3.91)	.67	1.46	.16

Distributions to shareholders from:

Net investment income	(.42)		(.85)	(.93)	(.83)	(.78)	(.21)

Net realized gain	–		(.07)	(.13)	(.03)	–	–

Total distributions	(.42)		(.92)	(1.06)	(.86)	(.78)	(.21)

Net asset value, end of period	$13.61		$13.52	$10.47	$15.44	$15.63	$14.95

Total Return(c)	3.76	%(d)	39.75%	(26.82)%	4.35%	10.06%	1.07	%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00	%(d)	.00%	.00%	.00%	.01%	.01	%†(e)

Expenses, including expense reductions, expenses assumed and management fee waived	.00	%(d)	.00%	.00%	.00%	.00%	.00	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.16	%(d)	.45%	.49%	.44%	.54%	7.31	%†(e)

Net investment income	3.09	%(d)	6.85%	6.36%	5.23%	5.58%	3.88	%†(e)

Supplemental Data:
Net assets, end of period (000)	$208		$269	$69	$101	$39	$1

Portfolio turnover rate	4.80	%(d)	4.09%	14.45%	44.63%	.00%	.05%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
†	The ratios have been determined on a Fund basis.
(a)	Commencement of investment operations and SEC effective date was 6/29/2005 and date shares became available to the public was 7/1/2005.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

38

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class P Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30				6/29/2005(a) to 11/30/2005
			2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$13.68		$10.58	$15.59	$15.77	$14.96	$15.00

Investment operations:

Net investment income(b)	.40		.81	.83	.75	.73	.15

Net realized and unrealized gain (loss)	.09		3.16	(4.85)	(.13)	.74	(.03)

Total from investment operations	.49		3.97	(4.02)	.62	1.47	.12

Distributions to shareholders from:

Net investment income	(.39)		(.80)	(.86)	(.77)	(.66)	(.16)

Net realized gain	–		(.07)	(.13)	(.03)	–	–

Total distributions	(.39)		(.87)	(.99)	(.80)	(.66)	(.16)

Net asset value, end of period	$13.78		$13.68	$10.58	$15.59	$15.77	$14.96

Total Return(c)	3.58	%(d)	39.21%	(27.17)%	3.95%	10.07%	.83	%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.21	%(d)	.42%	.45%	.45%	.45%	.37	%†(e)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.21	%(d)	.42%	.45%	.45%	.45%	.14	%(d)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.37	%(d)	.89%	.94%	.89%	.56%	7.67	%†(e)

Net investment income	2.87	%(d)	6.79%	5.92%	4.72%	4.82%	3.52	%†(e)

Supplemental Data:
Net assets, end of period (000)	$4		$10	$8	$9	$1	$1

Portfolio turnover rate	4.80	%(d)	4.09%	14.45%	44.63%	.00%	.05%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
†	The ratios have been determined on a Fund basis.
(a)	Commencement of investment operations and SEC effective date was 6/29/2005 and date shares became available to the public was 7/1/2005.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

39

Financial Highlights (continued)

DIVERSIFIED INCOME STRATEGY FUND

	Class R2 Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$13.74		$10.56	$15.49	$15.82

Investment operations:

Net investment income(b)	.42		.87	.87	.11

Net realized and unrealized gain (loss)	.09		3.16	(4.83)	(.31)

Total from investment operations	.51		4.03	(3.96)	(.20)

Distributions to shareholders from:

Net investment income	(.38)		(.78)	(.84)	(.13)

Net realized gain	–		(.07)	(.13)	–

Total distributions	(.38)		(.85)	(.97)	(.13)

Net asset value, end of period	$13.87		$13.74	$10.56	$15.49

Total Return(c)	3.69	%(d)	39.87%	(26.93)%	(1.29	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.06	%(d)	.00%	.11%	.10	%(d)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.06	%(d)	.00%	.11%	.10	%(d)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.22	%(d)	.44%	.61%	.20	%(d)

Net investment income	2.96	%(d)	7.20%	6.29%	.70	%(d)

Supplemental Data:
Net assets, end of period (000)	$13		$10	$7	$10

Portfolio turnover rate	4.80	%(d)	4.09%	14.45%	44.63%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

40

Financial Highlights (concluded)

DIVERSIFIED INCOME STRATEGY FUND

	Class R3 Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$13.57		$10.51	$15.49	$15.82

Investment operations:

Net investment income(b)	.37		.80	.79	.11

Net realized and unrealized gain (loss)	.12		3.13	(4.79)	(.31)

Total from investment operations	.49		3.93	(4.00)	(.20)

Distributions to shareholders from:

Net investment income	(.39)		(.80)	(.85)	(.13)

Net realized gain	–		(.07)	(.13)	–

Total distributions	(.39)		(.87)	(.98)	(.13)

Net asset value, end of period	$13.67		$13.57	$10.51	$15.49

Total Return(c)	3.57	%(d)	39.01%	(27.19)%	(1.28	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed, management fee waived and expenses reimbursed	.25	%(d)	.50%	.46%	.09	%(d)

Expenses, including expense reductions, expenses assumed, management fee waived and expenses reimbursed	.25	%(d)	.50%	.46%	.09	%(d)

Expenses, excluding expense reductions, expenses assumed, management fee waived and expenses reimbursed	.41	%(d)	.98%	.96%	.19	%(d)

Net investment income	2.62	%(d)	6.82%	5.89%	.72	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,367		$107	$108	$10

Portfolio turnover rate	4.80	%(d)	4.09%	14.45%	44.63%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

41

Financial Highlights

GROWTH & INCOME STRATEGY FUND

	Class A Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30				6/29/2005(a) to 11/30/2005
			2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$13.87		$10.97	$18.71	$17.38	$15.62	$15.00

Investment operations:

Net investment income(b)	.18		.36	.41	.29	.16	.05

Net realized and unrealized gain (loss)	(.16)		3.44	(6.64)	1.51	1.80	.62

Total from investment operations	.02		3.80	(6.23)	1.80	1.96	.67

Distributions to shareholders from:

Net investment income	(.15)		(.69)	(.43)	(.43)	(.20)	(.05)

Net realized gain	–		(.21)	(1.08)	(.04)	–	–

Total distributions	(.15)		(.90)	(1.51)	(.47)	(.20)	(.05)

Net asset value, end of period	$13.74		$13.87	$10.97	$18.71	$17.38	$15.62

Total Return(c)	.09	%(d)	37.35%	(36.06)%	10.56%	12.68%	4.48	%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.17	%(d)	.35%	.35%	.35%	.35%	.33	%(e)

Expenses, including expense reductions, expenses assumed and management fee waived	.17	%(d)	.35%	.35%	.35%	.35%	.14	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.34	%(d)	.76%	.74%	.72%	.71%	2.58	%(e)

Net investment income	1.29	%(d)	3.06%	2.65%	1.60%	.98%	1.17	%(e)

Supplemental Data:
Net assets, end of period (000)	$360,601		$336,387	$217,985	$282,545	$162,563	$26,193

Portfolio turnover rate	4.90	%(d)	6.64%	11.95%	58.38%	.00%	.06%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations and SEC effective date was 6/29/2005 and date shares first became available to the public was 7/1/2005.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

42

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class B Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30				6/29/2005(a) to 11/30/2005
			2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$13.78		$10.90	$18.61	$17.30	$15.59	$15.00

Investment operations:

Net investment income(b)	.14		.28	.30	.17	.05	.01

Net realized and unrealized gain (loss)	(.15)		3.43	(6.61)	1.51	1.80	.62

Total from investment operations	(.01)		3.71	(6.31)	1.68	1.85	.63

Distributions to shareholders from:

Net investment income	(.11)		(.62)	(.32)	(.33)	(.14)	(.04)

Net realized gain	–		(.21)	(1.08)	(.04)	–	–

Total distributions	(.11)		(.83)	(1.40)	(.37)	(.14)	(.04)

Net asset value, end of period	$13.66		$13.78	$10.90	$18.61	$17.30	$15.59

Total Return(c)	(.13	)%(d)	36.49%	(36.52)%	9.85%	11.92%	4.24	%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.50	%(d)	1.00%	1.00%	1.00%	1.00%	.97	%(e)

Expenses, including expense reductions, expenses assumed and management fee waived	.50	%(d)	1.00%	1.00%	1.00%	1.00%	.41	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.66	%(d)	1.41%	1.39%	1.37%	1.35%	2.92	%(e)

Net investment income	.96	%(d)	2.40%	2.00%	.96%	.31%	.53	%(e)

Supplemental Data:
Net assets, end of period (000)	$33,698		$31,299	$19,549	$25,246	$15,132	$2,386

Portfolio turnover rate	4.90	%(d)	6.64%	11.95%	58.38%	.00%	.06%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations and SEC effective date was 6/29/2005 and date shares first became available to the public was 7/1/2005.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

43

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class C Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30				6/29/2005(a) to 11/30/2005
			2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$13.78		$10.90	$18.61	$17.31	$15.59	$15.00

Investment operations:

Net investment income(b)	.14		.28	.31	.17	.06	.01

Net realized and unrealized gain (loss)	(.15)		3.43	(6.62)	1.50	1.80	.62

Total from investment operations	(.01)		3.71	(6.31)	1.67	1.86	.63

Distributions to shareholders from:

Net investment income	(.11)		(.62)	(.32)	(.33)	(.14)	(.04)

Net realized gain	–		(.21)	(1.08)	(.04)	–	–

Total distributions	(.11)		(.83)	(1.40)	(.37)	(.14)	(.04)

Net asset value, end of period	$13.66		$13.78	$10.90	$18.61	$17.31	$15.59

Total Return(c)	(.21	)%(d)	36.59%	(36.53)%	9.81%	12.02%	4.23	%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.50	%(d)	1.00%	1.00%	1.00%	1.00%	.97	%(e)

Expenses, including expense reductions, expenses assumed and management fee waived	.50	%(d)	1.00%	1.00%	1.00%	1.00%	.41	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.66	%(d)	1.41%	1.39%	1.37%	1.36%	2.81	%(e)

Net investment income	.97	%(d)	2.42%	2.00%	.92%	.34%	.52	%(e)

Supplemental Data:
Net assets, end of period (000)	$83,409		$83,366	$56,468	$77,376	$42,048	$7,017

Portfolio turnover rate	4.90	%(d)	6.64%	11.95%	58.38%	.00%	.06%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations and SEC effective date was 6/29/2005 and date shares first became available to the public was 7/1/2005.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

44

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class F Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$13.86		$10.97	$18.72	$19.00

Investment operations:

Net investment income(b)	.19		.34	.44	.08

Net realized and unrealized gain (loss)	(.14)		3.48	(6.65)	(.36)

Total from investment operations	.05		3.82	(6.21)	(.28)

Distributions to shareholders from:

Net investment income	(.17)		(.72)	(.46)	–

Net realized gain	–		(.21)	(1.08)	–

Total distributions	(.17)		(.93)	(1.54)	–

Net asset value, end of period	$13.74		$13.86	$10.97	$18.72

Total Return(c)	.28	%(d)	37.61%	(35.94)%	(1.47	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.05	%(d)	.10%	.10%	.03	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.05	%(d)	.10%	.10%	.02	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.22	%(d)	.49%	.51%	.10	%(d)

Net investment income	1.34	%(d)	2.77%	3.09%	.44	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,286		$751	$58	$10

Portfolio turnover rate	4.90	%(d)	6.64%	11.95%	58.38%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

45

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class I Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30				6/29/2005(a) to 11/30/2005
			2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$13.91		$11.00	$18.77	$17.43	$15.64	$15.00

Investment operations:

Net investment income(b)	.21		.41	.45	.38	.34	.07

Net realized and unrealized gain (loss)	(.16)		3.44	(6.66)	1.49	1.69	.62

Total from investment operations	.05		3.85	(6.21)	1.87	2.03	.69

Distributions to shareholders from:

Net investment income	(.17)		(.73)	(.48)	(.49)	(.24)	(.05)

Net realized gain	–		(.21)	(1.08)	(.04)	–	–

Total distributions	(.17)		(.94)	(1.56)	(.53)	(.24)	(.05)

Net asset value, end of period	$13.79		$13.91	$11.00	$18.77	$17.43	$15.64

Total Return(c)	.32	%(d)	37.83%	(35.88)%	10.94%	13.09%	4.63	%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00	%(d)	.00%	.00%	.00%	.00%	.01	%†(e)(f)

Expenses, including expense reductions, expenses assumed and management fee waived	.00	%(d)	.00%	.00%	.00%	.00%	.00	%(d)(e)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.17	%(d)	.41%	.38%	.37%	.34%	2.15	%†(f)

Net investment income	1.46	%(d)	3.50%	2.85%	2.07%	2.08%	1.15	%†(f)

Supplemental Data:
Net assets, end of period (000)	$569		$490	$230	$1,385	$1,068	$778

Portfolio turnover rate	4.90	%(d)	6.64%	11.95%	58.38%	.00%	.06%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
†	The ratios have been determined on a Fund basis.
(a)	Commencement of investment operations and SEC effective date was 6/29/2005 and date shares first became available to the public was 7/1/2005.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Amount is less than .01%.
(f)	Annualized.

See Notes to Financial Statements.

46

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class P Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30				6/29/2005(a) to 11/30/2005
			2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$13.90		$10.99	$18.74	$17.41	$15.63	$15.00

Investment operations:

Net investment income(b)	.20		.46	.40	.29	.10	.05

Net realized and unrealized gain (loss)	(.17)		3.34	(6.66)	1.50	1.88	.62

Total from investment operations	.03		3.80	(6.26)	1.79	1.98	.67

Distributions to shareholders from:

Net investment income	(.14)		(.68)	(.41)	(.42)	(.20)	(.04)

Net realized gain	–		(.21)	(1.08)	(.04)	–	–

Total distributions	(.14)		(.89)	(1.49)	(.46)	(.20)	(.04)

Net asset value, end of period	$13.79		$13.90	$10.99	$18.74	$17.41	$15.63

Total Return(c)	.19	%(d)	37.20%	(36.13)%	10.44%	12.74%	4.48	%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.14	%(d)	.44%	.44%	.45%	.42%	.37	%†(e)

Expenses, including expense reductions, expenses assumed and management fee waived	.14	%(d)	.44%	.44%	.45%	.42%	.13	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.29	%(d)	.89%	.83%	.82%	.84%	2.51	%†(e)

Net investment income	1.40	%(d)	4.34%	2.62%	1.62%	.59%	.79	%†(e)

Supplemental Data:
Net assets, end of period (000)	$1		$2	$21	$33	$27	$1

Portfolio turnover rate	4.90	%(d)	6.64%	11.95%	58.38%	.00%	.06%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
†	The ratios have been determined on a Fund basis.
(a)	Commencement of investment operations and SEC effective date was 6/29/2005 and date shares first became available to the public was 7/1/2005.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

47

Financial Highlights (continued)

GROWTH & INCOME STRATEGY FUND

	Class R2 Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.03		$11.02	$18.70	$19.00

Investment operations:

Net investment income(b)	.17		.44	.45	.07

Net realized and unrealized gain (loss)	(.16)		3.44	(6.67)	(.37)

Total from investment operations	.01		3.88	(6.22)	(.30)

Distributions to shareholders from:

Net investment income	(.13)		(.66)	(.38)	–

Net realized gain	–		(.21)	(1.08)	–

Total distributions	(.13)		(.87)	(1.46)	–

Net asset value, end of period	$13.91		$14.03	$11.02	$18.70

Total Return(c)	.04	%(d)	37.89%	(35.91)%	(1.58	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.27	%(d)	.08%	.11%	.10	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.27	%(d)	.08%	.11%	.10	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.44	%(d)	.47%	.49%	.17	%(d)

Net investment income	1.16	%(d)	3.62%	2.92%	.37	%(d)

Supplemental Data:
Net assets, end of period (000)	$54		$41	$6	$10

Portfolio turnover rate	4.90	%(d)	6.64%	11.95%	58.38%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

48

Financial Highlights (concluded)

GROWTH & INCOME STRATEGY FUND

	Class R3 Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$13.84		$10.95	$18.71	$19.00

Investment operations:

Net investment income(b)	.14		.32	.36	.07

Net realized and unrealized gain (loss)	(.12)		3.46	(6.62)	(.36)

Total from investment operations	.02		3.78	(6.26)	(.29)

Distributions to shareholders from:

Net investment income	(.14)		(.68)	(.42)	–

Net realized gain	–		(.21)	(1.08)	–

Total distributions	(.14)		(.89)	(1.50)	–

Net asset value, end of period	$13.72		$13.84	$10.95	$18.71

Total Return(c)	.11	%(d)	37.16%	(36.21)%	(1.53	)%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.25	%(d)	.50%	.48%	.09	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.25	%(d)	.50%	.48%	.08	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.42	%(d)	.90%	.89%	.16	%(d)

Net investment income	.94	%(d)	2.69%	2.47%	.38	%(d)

Supplemental Data:
Net assets, end of period (000)	$5,484		$439	$165	$10

Portfolio turnover rate	4.90	%(d)	6.64%	11.95%	58.38%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

49

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust consists of eleven funds. This report covers the following four funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Balanced Strategy Fund (“Balanced Strategy Fund”), Lord Abbett Diversified Equity Strategy Fund (“Diversified Equity Strategy Fund”), Lord Abbett Diversified Income Strategy Fund (“Diversified Income Strategy Fund”) and Lord Abbett Growth & Income Strategy Fund (“Growth & Income Strategy Fund”), Class A, B, C, F, I, P, R2 and R3 shares. The Funds’ Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectuses. Effective March 31, 2010, each of the Funds of the Trust no longer offers Class B shares.

Balanced Strategy Fund’s investment objective is to seek current income and capital growth. Diversified Equity Strategy Fund’s investment objective is to seek capital appreciation. Diversified Income Strategy Fund’s investment objective is to seek a high level of current income. Growth & Income Strategy Fund’s investment objective is to seek long-term capital appreciation and growth of income. The Funds invest in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange LLC, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are

50

Notes to Financial Statements (unaudited)(continued)

allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income and capital gain distributions are recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the fiscal years ended November 30, 2006 through November 30, 2009. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the funds’ 12b-1 Distribution Plan.

(f)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)

Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk–for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the

51

Notes to Financial Statements (unaudited)(continued)

assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing each Fund’s investments carried at value:

	Balanced Strategy Fund				Diversified Equity Strategy Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$1,232,951	$–	$–	$1,232,951	$134,219	$–	$–	$134,219
Repurchase Agreement	–	178	–	178	–	283	–	283
Total	$1,232,951	$178	$–	$1,233,129	$134,219	$283	$–	$134,502

	Diversified Income Strategy Fund				Growth & Income Strategy Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$190,841	$–	$–	$190,841	$484,555	$–	$–	$484,555
Repurchase Agreement	–	563	–	563	–	161	–	161
Total	$190,841	$563	$–	$191,404	$484,555	$161	$–	$484,716
*	See Schedule of Investments for values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

	Management Fee	Contractual Waiver(1)
Balanced Strategy Fund	.10%	.10%
Diversified Equity Strategy Fund	.10%	.10%
Diversified Income Strategy Fund	.10%	.10%
Growth & Income Strategy Fund	.10%	.10%

(1)

For the six months ended May 31, 2010, Lord Abbett contractually agreed to waive all of its management fee for the Funds. Lord Abbett has contractually agreed to continue this management fee waiver through March 31, 2011. Such agreement may be terminated only upon the approval of the Board of Trustees.

52

Notes to Financial Statements (unaudited)(continued)

For the period December 1, 2009 through March 31, 2010, Lord Abbett voluntarily agreed to reimburse Balanced Strategy Fund to the extent necessary so that each class’ total annual operating expenses did not exceed the following annual rates:

Class	% of Average Net Assets
A	1.10%
B	1.75%
C	1.75%
F	.85%
I	.75%
P	1.20%
R2	1.35%
R3	1.25%

Effective April 1, 2010, the voluntary reimbursements for all classes of the Fund were discontinued.

For the period December 1, 2009 through March 31, 2010, Lord Abbett voluntarily agreed to reimburse Diversified Equity Strategy Fund to the extent necessary so that each class’ total annual operating expenses did not exceed the following rates:

Class	% of Average Net Assets
A	1.50%
B	2.15%
C	2.15%
F	1.25%
I	1.15%
P	1.60%
R2	1.75%
R3	1.65%

Effective April 1, 2010, the voluntary reimbursements for all classes of the Fund were discontinued.

For the period December 1, 2009 through March 31, 2010, Lord Abbett voluntarily agreed to reimburse Diversified Income Strategy Fund to the extent necessary so that each class’ total annual operating expenses did not exceed the following rates:

Class	% of Average Net Assets
A	1.20%
B	1.85%
C	1.85%
F	.95%
I	.85%
P	1.30%
R2	1.45%
R3	1.35%

Effective April 1, 2010, the voluntary reimbursements for all classes of the Fund were discontinued.

53

Notes to Financial Statements (unaudited)(continued)

For the period December 1, 2009 through March 31, 2010, Lord Abbett voluntarily agreed to reimburse Growth & Income Strategy Fund to the extent necessary so that each class’ total annual operating expenses did not exceed the following rates:

Class	% of Average Net Assets
A	1.50%
B	2.15%
C	2.15%
F	1.25%
I	1.15%
P	1.60%
R2	1.75%
R3	1.65%

Effective April 1, 2010, the voluntary reimbursements for all classes of the Fund were discontinued.

The Funds have each entered into a Servicing Arrangement with the Underlying Funds in which they each invest, pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of the Funds in proportion to the average daily value of total Underlying Fund shares owned by each of the Funds. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds on each Fund’s Statement of Operations and Receivables from affiliates on each Fund’s Statement of Assets and Liabilities.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

Class I Shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2010:

	Distributor Commissions	Dealers’ Concessions
Balanced Strategy Fund	$581,020	$3,210,126
Diversified Equity Strategy Fund	85,154	476,907
Diversified Income Strategy Fund	188,725	1,023,524
Growth & Income Strategy Fund	367,545	2,051,276

54

Notes to Financial Statements (unaudited)(continued)

Distributor received the following amount of CDSCs for the six months ended May 31, 2010:

	Class A	Class C
Balanced Strategy Fund	$1,588	$15,412
Diversified Equity Strategy Fund	195	11,916
Diversified Income Strategy Fund	–	7,342
Growth & Income Strategy Fund	1,975	9,586

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid monthly for Balanced Strategy Fund and Diversified Income Strategy Fund; declared and paid quarterly for Growth & Income Strategy Fund; and declared and paid annually for Diversified Equity Strategy Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2010 and the fiscal year ended November 30, 2009 was as follows:

	Balanced Strategy Fund		Diversified Equity Strategy Fund
	Six Months Ended 5/31/2010 (unaudited)	Year Ended 11/30/2009	Six Months Ended 5/31/2010 (unaudited)	Year Ended 11/30/2009
Distributions paid from:
Ordinary income	$24,026,316	$44,320,938	$102,493	$1,799,582
Net long-term capital gains	–	6,478,549	–	1,361,957
Total distributions paid	$24,026,316	$50,799,487	$102,493	$3,161,539

	Diversified Income Strategy Fund		Growth & Income Strategy Fund
	Six Months Ended 5/31/2010 (unaudited)	Year Ended 11/30/2009	Six Months Ended 5/31/2010 (unaudited)	Year Ended 11/30/2009
Distributions paid from:
Ordinary income	$4,864,598	$7,059,641	$4,665,789	$19,276,420
Net long-term capital gains	–	536,622	–	5,836,183
Total distributions paid	$4,864,598	$7,596,263	$4,665,789	$25,112,603

55

Notes to Financial Statements (unaudited)(continued)

As of November 30, 2009, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	2017	Total
Balanced Strategy Fund	$–	$33,706,074	$33,706,074
Diversified Equity Strategy Fund	–	5,747,274	5,747,274
Diversified Income Strategy Fund	140,464	628,100	768,644
Growth & Income Strategy Fund	–	5,626,829	5,626,829

As of May 31, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Loss
Balanced Strategy Fund	$1,373,082,930	$–	$(139,953,519)	$(139,953,519)
Diversified Equity Strategy Fund	138,758,967	4,976,543	(9,233,982)	(4,257,439)
Diversified Income Strategy Fund	196,586,381	1,378,559	(6,560,838)	(5,182,279)
Growth & Income Strategy Fund	549,635,213	2,463,327	(67,382,263)	(64,918,936)

The difference between book-basis and tax-basis unrealized losses is attributable to the tax treatment of certain distributions received and wash sales.

5.     PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2010 were as follows:

	Purchases	Sales
Balanced Strategy Fund	$106,884,936	$95,933,020
Diversified Equity Strategy Fund	12,818,724	7,519,580
Diversified Income Strategy Fund	49,888,604	8,289,860
Growth & Income Strategy Fund	63,484,345	23,609,996

There were no purchases or sales of U.S. Government securities for the six months ended May 31, 2010.

6.     TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statement of Operations and in Trustees’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.     EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

56

Notes to Financial Statements (unaudited)(continued)

8.    TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Balanced Strategy Fund, Diversified Equity Strategy Fund, Diversified Income Strategy Fund and Growth & Income Strategy Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the six months ended May 31, 2010:

Balanced Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2009	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2010	Value at 5/31/2010	Net Realized Gain (Loss) 12/1/2009 to 5/31/2010	Dividend Income 12/1/2009 to 5/31/2010
Lord Abbett Affiliated Fund, Inc. – Class I	24,952,854	144,867	(4,529,439)	20,568,282	$207,739,652	$(10,551,767)	$1,257,850
Lord Abbett Bond Debenture Fund, Inc. – Class I	23,907,583	1,110,913	(646,616)	24,371,881	177,914,735	(177,574)	5,711,495
Lord Abbett Research Fund, Inc. – Capital Structure Fund – Class I	22,249,111	550,128	(2,733,978)	20,065,261	210,885,591	(9,719,776)	3,628,596
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	5,135,656	47,563	(136,854)	5,046,365	129,943,897	99,620	1,223,313
Lord Abbett Global Fund, Inc. – Developing Local Markets Fund – Class I	–	3,862,543	–	3,862,543	24,836,151	–	248,005
Lord Abbett Investment Trust – Floating Rate Fund – Class I	2,661,311	4,406,854	–	7,068,165	64,532,347	182,528 (a)	1,333,007
Lord Abbett Investment Trust – High Yield Fund – Class I	25,758,302	1,336,459	(1,163,311)	25,931,450	191,374,099	(884,353)	8,666,748
Lord Abbett Securities Trust – International Core Equity Fund – Class I	6,628,547	93,577	(128,394)	6,593,730	66,662,607	(419,382)	737,700
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	20,220,573	1,497,677	(281,274)	21,436,976	159,062,363	(371,610)	2,903,279
Total					$1,232,951,442	$(21,842,314)	$25,709,993
(a)	Amount represents distributed capital gains.

57

Notes to Financial Statements (unaudited)(continued)

Diversified Equity Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2009	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2010	Value at 5/31/2010	Net Realized Gain (Loss) 12/1/2009 to 5/31/2010	Dividend Income 12/1/2009 to 5/31/2010
Lord Abbett Affiliated Fund, Inc. – Class I	1,899,820	167,772	(92,452)	1,975,140	$19,948,912	$(490,159)	$108,822
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	990,661	92,203	(42,197)	1,040,667	26,797,167	(206,088)	238,492
Lord Abbett Developing Growth Fund, Inc. – Class I	418,164	7,866	(30,595)	395,435	6,837,071	(115,163)	–
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	1,215,754	70,802	(72,080)	1,214,476	13,347,094	(172,137)	–
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	717,707	27,320	(48,528)	696,499	13,512,079	(311,530)	–
Lord Abbett Securities Trust – International Core Equity Fund – Class I	1,302,756	378,703	(73,274)	1,608,185	16,258,747	(320,702)	150,029
Lord Abbett Securities Trust – International Opportunities Fund – Class I	912,233	168,238	(65,616)	1,014,855	10,676,280	(500,701)	–
Lord Abbett Stock Appreciation Fund – Class I	2,561,225	116,504	(91,721)	2,586,008	13,447,239	(49,622)	–
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	1,049,673	23,723	(87,066)	986,330	13,394,359	25,469	–
Total					$134,218,948	$(2,140,633)	$497,343

Diversified Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2009	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2010	Value at 5/31/2010	Net Realized Gain (Loss) 12/1/2009 to 5/31/2010	Dividend Income 12/1/2009 to 5/31/2010
Lord Abbett Affiliated Fund, Inc. – Class I	370,078	30,829	(400,907)	–	$–	$23,662	$8,675
Lord Abbett Bond Debenture Fund, Inc. – Class I	2,799,948	685,542	(10,311)	3,475,179	25,368,804	(5,259)	737,537
Lord Abbett Research Fund, Inc. – Capital Structure Fund – Class I	3,866,261	1,001,636	(316,204)	4,551,693	47,838,295	(602,466)	693,105
Lord Abbett Global Fund, Inc. – Developing Local Markets Fund – Class I	–	579,696	(653)	579,043	3,723,248	13	34,749

58

Notes to Financial Statements (unaudited)(continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2009	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2010	Value at 5/31/2010	Net Realized Gain (Loss) 12/1/2009 to 5/31/2010	Dividend Income 12/1/2009 to 5/31/2010
Lord Abbett Investment Trust – Floating Rate Fund – Class I	339,430	598,370	(4,897)	932,903	$8,517,406	$19,013 (a)	$173,113
Lord Abbett Investment Trust – High Yield Fund – Class I	8,243,192	2,189,156	(47,146)	10,385,202	76,642,789	(18,528)	3,117,142
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	878,690	437,164	(32,217)	1,283,637	9,524,588	(41,291)	138,869
Lord Abbett Investment Trust – Total Return Fund – Class I	1,353,397	402,429	(8,033)	1,747,793	19,225,723	151,005 (b)	373,133
Total					$190,840,853	$(473,851)	$5,276,323
(a)	Includes $ 22,979 of distributed capital gains.
(b)	Includes $ 145,177 of distributed capital gains.

Growth & Income Strategy Fund

Affiliated Issuer	Balance of Shares Held at 11/30/2009	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2010	Value at 5/31/2010	Net Realized Gain (Loss) 12/1/2009 to 5/31/2010	Dividend Income 12/1/2009 to 5/31/2010
Lord Abbett Affiliated Fund, Inc. – Class I	4,432,975	282,398	(942,308)	3,773,065	$38,107,958	$(5,584,484)	$225,650
Lord Abbett Research Fund, Inc. – Capital Structure Fund – Class I	3,462,858	253,373	–	3,716,231	39,057,585	–	606,347
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	2,620,773	210,895	(35,812)	2,795,856	71,993,289	(12,562)	627,323
Lord Abbett Global Fund, Inc. – Developing Local Markets Fund – Class I	–	1,527,451	–	1,527,451	9,821,510	–	93,539
Lord Abbett Investment Trust – Floating Rate Fund – Class I	996,372	1,277,722	–	2,274,094	20,762,477	67,454 (a)	439,183
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	4,334,523	66,685	(52,154)	4,349,054	47,796,100	(116,989)	–
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	1,026,033	–	(29,326)	996,707	19,336,121	(37,074)	–
Lord Abbett Investment Trust – High Yield Fund – Class I	11,637,731	1,493,765	(327,810)	12,803,686	94,491,204	(179,155)	4,071,859
Lord Abbett Securities Trust – International Core Equity Fund – Class I	5,733,644	1,094,546	(785,751)	6,042,439	61,089,058	(2,035,719)	644,927

59

Notes to Financial Statements (unaudited)(continued)

Affiliated Issuer	Balance of Shares Held at 11/30/2009	Gross Additions	Gross Sales	Balance of Shares Held at 5/31/2010	Value at 5/31/2010	Net Realized Gain (Loss) 12/1/2009 to 5/31/2010	Dividend Income 12/1/2009 to 5/31/2010
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	2,625,884	451,814	–	3,077,698	22,836,521	–	397,153
Lord Abbett Securities Trust – International Opportunities Fund – Class I	2,058,229	125,611	–	2,183,840	22,973,996	–	–
Lord Abbett Stock Appreciation Fund – Class I	2,200,281	87,449	–	2,287,730	11,896,194	–	–
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	1,823,964	–	(27,690)	1,796,274	24,393,396	(12,374)	–
Total					$484,555,409	$(7,910,903)	$7,105,981
(a)	Amount represents distributed capital gains.

9.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.    INVESTMENT RISKS

The Funds’ investments are each concentrated in the Underlying Funds and, as a result, a Fund’s performance is directly related to the Underlying Fund’s performance. Each Fund’s ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives and on the Fund’s particular allocation of assets among the Underlying Funds and the asset classes they represent. Consequently, a Fund is subject to the particular risks of the Underlying Funds in the proportion in which the Fund invests in them. The value of the Underlying Funds’ investments and the net asset values of the shares of both the Funds and their Underlying Funds will fluctuate in response to various market and economic factors related to the equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Underlying Funds invest.

Balanced Strategy Fund, Diversified Income Strategy Fund, and Growth & Income Strategy Fund are subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to an Underlying Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which one or more of the Underlying Funds may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after an Underlying Fund purchases their securities. A default, or concerns in the market about an

60

Notes to Financial Statements (unaudited)(continued)

increase in risk of default, may result in losses to the Underlying Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Underlying Funds invest. If an Underlying Fund’s assessment of market conditions or companies held in the Underlying Fund is wrong, a Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Because the Diversified Income Strategy Fund will be more heavily invested in fixed income funds than equity funds, it will be more affected by the risks associated with debt securities. Similarly, since the Diversified Equity Strategy Fund will generally be invested in equity funds and the Growth & Income Strategy Fund will be more heavily invested in equity funds than fixed income funds, they will be more affected by the risks associated with stocks and other equity investments. Given the Balanced Strategy Fund’s more balanced allocation among fixed income funds and equity funds, it will be affected by risks associated with both equity and fixed income investments.

These factors can affect each Fund’s performance.

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Balanced Strategy Fund	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	13,096,816	$130,640,293	28,854,273	$237,539,375
Converted from Class B*	422,501	4,124,444	767,374	6,270,543
Reinvestment of distributions	1,891,525	18,663,406	5,011,834	39,382,840
Shares reacquired	(15,521,980)	(154,192,232)	(32,519,441)	(265,997,772)
Increase (decrease)	(111,138)	$(764,089)	2,114,040	$17,194,986

Class B Shares
Shares sold	915,689	$9,077,473	2,532,675	$20,769,833
Reinvestment of distributions	136,887	1,349,770	385,182	3,009,654
Shares reacquired	(1,037,626)	(10,380,239)	(2,626,323)	(21,303,613)
Converted to Class A*	(423,102)	(4,124,444)	(767,634)	(6,270,543)
Decrease	(408,152)	$(4,077,440)	(476,100)	$(3,794,669)

Class C Shares
Shares sold	3,090,639	$30,743,126	5,137,759	$42,396,053
Reinvestment of distributions	247,730	2,435,708	626,480	4,899,053
Shares reacquired	(3,182,845)	(31,400,201)	(4,705,581)	(37,774,902)
Increase	155,524	$1,778,633	1,058,658	$9,520,204

61

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	533,036	$5,281,431	374,208	$2,733,681
Reinvestment of distributions	5,671	55,992	8,597	68,228
Shares reacquired	(128,902)	(1,283,805)	(146,851)	(1,177,356)
Increase	409,805	$4,053,618	235,954	$1,624,553

Class I Shares
Shares sold	96,715	$977,953	180,038	$1,475,758
Reinvestment of distributions	6,710	66,197	10,655	85,092
Shares reacquired	(33,198)	(329,996)	(17,181)	(145,228)
Increase	70,227	$714,154	173,512	$1,415,622

Class P Shares
Shares sold	56,662	$567,685	121,890	$973,277
Reinvestment of distributions	10,842	106,615	34,364	268,069
Shares reacquired	(109,844)	(1,087,413)	(248,424)	(2,057,894)
Decrease	(42,340)	$(413,113)	(92,170)	$(816,548)

Class R2 Shares
Shares sold	18,689	$195,909	–	$3
Reinvestment of distributions	106	1,059	47	367
Increase	18,795	$196,968	47	$370

Class R3 Shares
Shares sold	1,009,241	$10,130,023	280,352	$2,203,671
Reinvestment of distributions	9,046	89,228	6,114	50,261
Shares reacquired	(126,255)	(1,256,624)	(227,090)	(2,027,650)
Increase	892,032	$8,962,627	59,376	$226,282

*   Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Diversified Equity Strategy Fund	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,357,792	$19,499,650	2,919,426	$33,703,590
Converted from Class B*	6,462	92,587	4,670	52,402
Reinvestment of distributions	6,213	87,724	219,926	2,230,054
Shares reacquired	(1,203,730)	(17,136,420)	(2,701,554)	(28,317,809)
Increase	166,737	$2,543,541	442,468	$7,668,237

Class B Shares
Shares sold	93,244	$1,317,309	209,619	$2,381,203
Reinvestment of distributions	–	–	15,555	157,105
Shares reacquired	(50,812)	(721,286)	(106,914)	(1,136,972)
Converted to Class A*	(6,533)	(92,587)	(4,670)	(52,402)
Increase	35,899	$503,436	113,590	$1,348,934

62

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class C Shares	Shares	Amount	Shares	Amount
Shares sold	609,080	$8,659,141	1,160,572	$13,068,227
Reinvestment of distributions	–	–	52,931	533,545
Shares reacquired	(564,116)	(8,037,883)	(493,762)	(5,779,332)
Increase	44,964	$621,258	719,741	$7,822,440

Class F Shares
Shares sold	42,386	$603,617	53,248	$495,043
Reinvestment of distributions	54	759	215	2,170
Shares reacquired	(13,227)	(183,372)	(10,982)	(133,081)
Increase	29,213	$421,004	42,481	$364,132

Class I Shares
Shares sold	7,949	$114,238	58,431	$775,531
Reinvestment of distributions	293	4,147	1,386	14,114
Shares reacquired	(3,542)	(52,158)	(10,555)	(123,030)
Increase	4,700	$66,227	49,262	$666,615

Class P Shares
Shares sold	1,072	$15,825	1,686	$19,124
Reinvestment of distributions	1	9	231	2,365
Shares reacquired	(620)	(8,707)	(2,707)	(28,539)
Increase (decrease)	453	$7,127	(790)	$(7,050)

Class R2 Shares
Shares sold	1,044.271	$15,816	–	$–
Reinvestment of distributions	3.000	31	23.729	238
Shares reacquired	–	–	–	–
Increase	1,047.271	$15,847	23.729	$238

Class R3 Shares
Shares sold	96,746	$1,400,147	11,251	$138,375
Reinvestment of distributions	21	301	161	1,628
Shares reacquired	(46,530)	(651,359)	(364)	(4,952)
Increase	50,237	$749,089	11,048	$135,051

*   Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Diversified Income Strategy Fund	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	2,851,765	$39,881,069	4,574,204	$55,038,744
Converted from Class B*	33,431	419,469	34,035	418,729
Reinvestment of distributions	234,433	3,262,421	430,419	5,105,778
Shares reacquired	(1,348,881)	(18,852,269)	(2,222,695)	(26,460,455)
Increase	1,770,748	$24,710,690	2,815,963	$34,102,796

63

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	166,998	$2,342,098	370,352	$4,497,852
Reinvestment of distributions	16,376	230,118	30,163	361,230
Shares reacquired	(93,394)	(1,361,928)	(135,702)	(1,641,494)
Converted to Class A*	(33,122)	(419,469)	(33,720)	(418,729)
Increase	56,858	$790,819	231,093	$2,798,859

Class C Shares
Shares sold	1,027,459	$14,564,048	1,164,676	$14,296,458
Reinvestment of distributions	52,442	737,596	101,772	1,219,079
Shares reacquired	(474,624)	(6,678,065)	(470,473)	(5,594,627)
Increase	605,277	$8,623,579	795,975	$9,920,910

Class F Shares
Shares sold	457,150	$6,412,806	73,961	$874,150
Reinvestment of distributions	2,278	31,762	1,678	20,768
Shares reacquired	(16,412)	(229,865)	(6,534)	(73,293)
Increase	443,016	$6,214,703	69,105	$821,625

Class I Shares
Shares sold	7,567	$104,181	18,082	$221,411
Reinvestment of distributions	515	7,136	957	11,624
Shares reacquired	(12,660)	(175,030)	(5,689)	(71,118)
Increase (decrease)	(4,578)	$(63,713)	13,350	$161,917

Class P Shares
Shares sold	129.751	$1,841	155.677	$1,951
Reinvestment of distributions	15.000	211	53.000	620
Shares reacquired	(598.000)	(8,320)	(200.000)	(2,416)
Increase (decrease)	(453.249)	$(6,268)	8.677	$155

Class R2 Shares
Shares sold	183	2,686	–	$–
Reinvestment of distributions	22	304	51	$606
Increase	205	$2,990	51	$606

Class R3 Shares
Shares sold	104,245	$1,464,495	6,751	$83,770
Reinvestment of distributions	1,439	20,112	752	8,732
Shares reacquired	(13,537)	(190,905)	(9,838)	(124,259)
Increase (decrease)	92,147	$1,293,702	(2,335)	$(31,757)
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

64

Notes to Financial Statements (unaudited)(continued)

Growth & Income Strategy Fund	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	5,871,388	$84,308,026	10,195,596	$120,284,133
Converted from Class B*	57,442	813,934	72,517	918,580
Reinvestment of distributions	252,505	3,640,574	1,710,663	18,460,462
Shares reacquired	(4,202,907)	(59,988,563)	(7,597,835)	(87,749,614)
Increase	1,978,428	$28,773,971	4,380,941	$51,913,561

Class B Shares
Shares sold	436,415	$6,178,661	821,806	$9,667,591
Reinvestment of distributions	17,316	248,097	137,358	1,468,027
Shares reacquired	(199,101)	(2,858,437)	(408,275)	(4,600,943)
Converted to Class A*	(57,795)	(813,934)	(72,930)	(918,580)
Increase	196,835	$2,754,387	477,959	$5,616,095

Class C Shares
Shares sold	1,177,094	$16,861,306	1,824,310	$21,052,866
Reinvestment of distributions	40,215	576,501	371,443	3,964,201
Shares reacquired	(1,158,158)	(16,408,275)	(1,326,615)	(15,085,112)
Increase	59,151	$1,029,532	869,138	$9,931,955

Class F Shares
Shares sold	63,520	$882,976	55,354	$588,611
Reinvestment of distributions	513	7,435	497	5,468
Shares reacquired	(24,661)	(358,846)	(6,955)	(81,191)
Increase	39,372	$531,565	48,896	$512,888

Class I Shares
Shares sold	10,051	$142,778	18,236	$207,236
Reinvestment of distributions	445	6,452	2,871	30,997
Shares reacquired	(4,458)	(65,345)	(6,800)	(73,638)
Increase	6,038	$83,885	14,307	$164,595

Class P Shares
Shares sold	1.000	$15	391.000	$4,123
Reinvestment of distributions	1.000	15	132.387	1,388
Shares reacquired	(42.576)	(583)	(2,281.000)	(24,898)
Decrease	(40.576)	$(553)	(1,757.613)	$(19,387)

Class R2 Shares
Shares sold	935	$13,613	2,348	$32,977
Reinvestment of distributions	30	431	48	526
Shares reacquired	(3)	(44)	(53)	(730)
Increase	962	$14,000	2,343	$32,773

65

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	478,716	$6,860,818	17,812	$206,225
Reinvestment of distributions	1,523	22,266	1,503	16,444
Shares reacquired	(112,224)	(1,581,058)	(2,693)	(31,810)
Increase	368,015	$5,302,026	16,622	$190,859
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

12.    SUBSEQUENT EVENTS

Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Funds’ financial statements.

13.    RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 provides clarifications to existing disclosures required by Accounting Standards Codification (“ASC”) Topic 820 as well as amends ASC 820 to require certain new disclosures. ASU 2010-06 is substantially effective for interim and annual reporting periods beginning after December 15, 2009. Management is currently evaluating the impact the adoption of ASU 2010-06 will have on the Funds’ financial statement disclosures.

66

Investments in Underlying Funds (unaudited)

The Funds invest in Underlying Funds managed by Lord Abbett. As of May 31, 2010 each Fund’s long-term investments were allocated among the Underlying Funds as follows:

Balanced Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	16.85%
Lord Abbett Bond Debenture Fund, Inc. – Class I	14.43%
Lord Abbett Research Fund, Inc. – Capital Structure Fund – Class I	17.10%
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	10.54%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	2.02%
Lord Abbett Global Fund, Inc. – Developing Local Markets Fund – Class I	5.23%
Lord Abbett Investment Trust – High Yield Fund – Class I	15.52%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	5.41%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	12.90%

Diversified Equity Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	14.86%
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	19.97%
Lord Abbett Developing Growth Fund, Inc – Class I	5.09%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	9.94%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	10.07%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	12.11%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	7.96%
Lord Abbett Stock Appreciation Fund – Class I	10.02%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	9.98%

Diversified Income Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Bond Debenture Fund, Inc. – Class I	13.29%
Lord Abbett Research Fund, Inc. – Capital Structure Fund – Class I	25.07%
Lord Abbett Global Fund, Inc. – Developing Local Markets Fund – Class I	1.95%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	4.46%
Lord Abbett Investment Trust – High Yield Fund – Class I	40.16%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	4.99%
Lord Abbett Investment Trust – Total Return Fund – Class I	10.08%

67

Investments in Underlying Funds (unaudited)(continued)

Growth & Income Strategy Fund’s Investments:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	7.87%
Lord Abbett Research Fund, Inc. – Capital Structure Fund – Class I	8.06%
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	14.86%
Lord Abbett Global Fund, Inc. – Developing Local Markets Fund – Class I	2.03%
Lord Abbett Investment Trust – Floating Rate Fund – Class I	4.28%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	9.86%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	3.99%
Lord Abbett Investment Trust – High Yield Fund – Class I	19.50%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	12.61%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	4.71%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	4.74%
Lord Abbett Stock Appreciation Fund – Class I	2.46%
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	5.03%

The Ten Largest Holdings and the Holdings by Sector, as of May 31, 2010, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Bank of America Corp.	3.86%
JPMorgan Chase & Co.	3.60%
Wells Fargo & Co.	3.32%
Goldman Sachs Group, Inc. (The)	2.74%
Chevron Corp.	2.45%
Exxon Mobil Corp.	2.21%
Pfizer, Inc.	2.21%
General Electric Co.	2.00%
Morgan Stanley	1.95%
AT&T, Inc.	1.85%

68

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	13.72%
Consumer Staples	4.71%
Energy	17.01%
Financials	28.14%
Health Care	8.87%
Industrials	7.92%
Information Technology	8.44%
Materials	6.70%
Telecommunication Services	2.98%
Utilities	0.97%
Short-Term Investment	0.54%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Bond Debenture Fund, Inc.

Ten Largest Holdings	% of Investments
Charter Communications, Inc. Class A	0.81%
Teck Resources Ltd. 10.75%, 5/15/2019	0.56%
Crown Cork & Seal Co., Inc., 7.375%, 12/15/2026	0.55%
Sprint Capital Corp. 6.90%, 5/1/2019	0.53%
Texas Competitive Electric Holdings Co. LLC, 10.25%,11/1/2015	0.52%
SBA Communications Corp., 4.00%, 10/1/2014	0.52%
Nordic Telephone Holdings Co., 8.875%, 5/1/2016	0.52%
Citigroup, Inc.	0.52%
Teva Pharmaceutical Finance Co. BV, 1.75%, 2/1/2026	0.51%
Baldor Electric Co. 8.625%, 2/15/2017	0.51%

Holdings by Sector*	% of Investments
Agency	0.30%
Banking	4.81%
Basic Industry	9.59%
Brokerage	0.77%
Capital Goods	9.99%
Consumer Cyclical	7.68%
Consumer Non-Cyclical	6.10%
Energy	11.95%
Finance & Investment	2.74%
Government Guaranteed	0.20%
Insurance	1.95%
Local-Authority	0.18%
Media	6.88%
Mortgage Backed	0.13%
Real Estate	0.65%
Services Cyclical	10.28%
Services Non-Cyclical	7.18%
Technology & Electronics	7.22%
Telecommunications	7.25%
Utility	3.98%
Short-Term Investment	0.17%
Total	100.00%
*	A sector may comprise several industries.

69

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Capital Structure Fund

Ten Largest Holdings	% of Investments
Chevron Corp.	1.97%
JPMorgan Chase & Co.	1.51%
ConocoPhillips	1.42%
Microsoft Corp.	1.37%
Kellogg Co.	1.22%
EOG Resources, Inc.	1.20%
Mylan, Inc.	1.18%
Apple, Inc.	1.17%
Bank of America Corp.	1.12%
Wells Fargo & Co.	1.04%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.74%
Consumer Staples	8.51%
Energy	11.19%
Financials	13.47%
Health Care	12.30%
Industrials	11.03%
Information Technology	13.51%
Materials	6.21%
Telecommunication Services	5.28%
Utilities	4.12%
Short-Term Investment	0.64%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Classic Stock Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	3.38%
Bank of America Corp.	2.68%
JPMorgan Chase & Co.	2.26%
Microsoft Corp.	2.01%
Goldman Sachs Group, Inc. (The)	1.98%
Google, Inc. Class A	1.95%
Marriott International, Inc. Class A	1.70%
Wells Fargo & Co.	1.62%
Exxon Mobil Corp.	1.55%
Intel Corp.	1.54%

70

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	14.40%
Consumer Staples	5.32%
Energy	10.73%
Financials	19.95%
Health Care	10.75%
Industrials	8.00%
Information Technology	21.72%
Materials	6.55%
Telecommunication Services	1.25%
Utilities	0.86%
Short-Term Investment	0.47%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Thoratec Corp.	2.03%
Aruba Networks, Inc.	1.86%
Deckers Outdoor Corp.	1.77%
OpenTable, Inc.	1.77%
NetFlix, Inc.	1.76%
SuccessFactors, Inc.	1.74%
NetLogic Microsystems, Inc.	1.72%
DG FastChannel, Inc.	1.46%
Cavium Networks, Inc.	1.46%
Atheros Communications, Inc.	1.44%

Holdings by Sector*	% of Investments
Consumer Discretionary	23.37%
Energy	1.97%
Financials	8.98%
Health Care	18.87%
Industrials	12.95%
Information Technology	29.30%
Materials	2.34%
Short-Term Investment	2.22%
Total	100.00%
*	A sector may comprise several industries.

71

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Developing Local Markets Fund

Ten Largest Holdings	% of Investments
Republic of Turkey, Zero Coupon, 11/3/2010	2.98%
Poland Government Bond, 6.00%, 11/24/2010	1.61%
Republic of Hungary, 6.75%, 11/12/2010	1.22%
Citigroup Funding, Inc., 1.875%, 10/22/2012	1.20%
Societe Financement de l’Economie Francaise, 2.375%, 3/26/2012	1.16%
Vodafone Group plc, 0.877%, 6/15/2011	1.14%
Bank of America Corp., 2.10%, 4/30/2012	1.08%
Kraft Foods, Inc., 0.928%, 8/11/2010	1.05%
Federal National Mortgage Assoc. 2004-61 A, 5.00%, 2/25/2018	0.97%
Republic of Turkey, Zero Coupon, 6/23/2010	0.92%

Holdings by Sector*	% of Investments
Agency	3.93%
Asset Backed	15.71%
Banking	9.28%
Basic Industry	0.32%
Capital Goods	0.99%
Consumer Cyclical	0.50%
Consumer Non-Cyclical	3.48%
Energy	5.14%
Finance & Investment	0.73%
Foreign Sovereign	7.24%
Mortgage Backed	34.82%
Services Cyclical	0.53%
Services Non-Cyclical	1.27%
Sovereign Bonds	1.22%
Technology & Electronics	0.84%
Telecommunications	3.83%
Utility	6.41%
Short-Term Investment	3.76%
Total	100.00%
*	A sector may comprise several industries.

72

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – Floating Rate Fund

Ten Largest Holdings	% of Investments
American General Finance Corp. Term Loan B, 7.25%, 4/21/2015	1.44%
Ford Motor Co. Term Loan, 3.31%-3.34%, 12/16/2013	1.29%
Univision Communications, Inc. Term Loan B, 2.54%, 9/29/2014	1.03%
Bucyrus International, Inc. Term Loan, 4.50%, 2/19/2016	0.97%
Weather Channel Replacement Term Loan, 5.00%, 9/14/2015	0.96%
DaimlerChrysler Financial Services Americas LLC 2nd Lien Term Loan, 6.84%, 8/3/2012	0.96%
Dealer Computer Services, Inc. Term Loan B, 5.25%, 4/21/2017	0.93%
International Lease Finance Corp. Term Loan B1, 6.75%, 3/17/2015	0.91%
Lamar Media Corp. Term Loan B, 4.25%, 12/30/2016	0.89%
Affinion Group, Inc. Term Loan B, 5.00%, 10/10/2016	0.85%

Holdings by Sector*	% of Investments
Aerospace	0.85%
Chemicals	4.08%
Consumer Non-Durables	3.20%
Energy	1.05%
Financial	5.40%
Food/Tobacco	4.18%
Forest Products/Containers	2.06%
Gaming/Leisure	3.56%
Healthcare	9.98%
Housing	3.24%
Information Technology	4.12%
Manufacturing	5.33%
Media/Telecommunications	21.47%
Metals/Minerals	0.76%
Retail	4.65%
Service	10.18%
Transportation	8.18%
Utility	1.88%
Short-Term Investments	5.83%
Total	100.00%
*	A sector may comprise several industries.

73

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
Hewlett-Packard Co.	2.20%
Barrick Gold Corp.	2.20%
XTO Energy, Inc.	2.19%
Amgen, Inc.	2.15%
Bank of America Corp.	2.13%
Exxon Mobil Corp.	2.07%
Omnicom Group, Inc.	2.04%
Ford Motor Co.	1.89%
WABCO Holdings, Inc.	1.84%
Intel Corp.	1.74%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.20%
Consumer Staples	0.93%
Energy	11.76%
Financials	19.05%
Health Care	15.33%
Industrials	12.18%
Information Technology	14.88%
Materials	6.84%
Utilities	1.41%
Short-Term Investment	4.42%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Limited Brands, Inc.	1.70%
T. Rowe Price Group, Inc.	1.54%
Cognizant Technology Solutions Corp. Class A	1.52%
Nordstrom, Inc.	1.51%
NetApp, Inc.	1.48%
Kansas City Southern	1.34%
Coach, Inc.	1.24%
Albemarle Corp.	1.21%
Marriott International, Inc. Class A	1.19%
Principal Financial Group, Inc.	1.15%

Holdings by Sector*	% of Investments
Consumer Discretionary	22.87%
Consumer Staples	1.05%
Energy	4.61%
Financials	13.87%
Health Care	13.23%
Industrials	10.49%
Information Technology	26.07%
Materials	7.43%
Short-Term Investment	0.38%
Total	100.00%
*	A sector may comprise several industries.

74

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Wind Acquisition Finance SA, 12%, 12/1/2015	1.83%
Ford Motor Credit Co. LLC, 12%, 5/15/2015	1.65%
Nextel Communications, Inc., 6.875%, 10/31/2013	1.47%
Inergy LP/Inergy Finance Corp., 8.25%, 3/1/2016	1.38%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/2017	1.34%
Liberty Mutual Group, Inc., 10.75%, 6/15/2058	1.27%
HCA, Inc., 9.125%, 11/15/2014	1.24%
El Paso Corp., 8.05%, 10/15/2030	1.13%
Nielsen Finance LLC/Nielsen Finance Co., 12.50%, 8/1/2016	1.09%
Nordic Telephone Holdings Co., 8.875%, 5/1/2016	1.07%

Holdings by Sector*	% of Investments
Agency	0.01%
Banking	1.70%
Basic Industry	7.00%
Capital Goods	7.06%
Consumer Cyclical	9.43%
Consumer Non-Cyclical	3.78%
Energy	8.56%
Finance & Investment	5.28%
Foreign Sovereign	0.35%
Insurance	4.32%
Media	12.04%
Real Estate	0.66%
Services Cyclical	13.85%
Services Non-Cyclical	7.48%
Technology & Electronics	5.77%
Telecommunications	10.79%
Utility	1.56%
Short-Term Investment	0.36%
Total	100.00%
*	A sector may comprise several industries

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
DnB NOR ASA	2.07%
Tullow Oil plc	2.06%
Roche Holding Ltd. AG	1.64%
Vodafone Group plc	1.61%
Daimler AG Registered Shares	1.58%
DBS Group Holdings Ltd.	1.57%
Teva Pharmaceutical Industries Ltd. ADR	1.55%
Tomkins plc	1.54%
KT Corp.	1.53%
Nestle SA Registered Shares	1.51%

75

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	11.49%
Consumer Staples	10.57%
Energy	9.70%
Financials	18.28%
Health Care	8.02%
Industrials	13.08%
Information Technology	6.15%
Materials	7.33%
Telecommunication Services	5.98%
Utilities	5.02%
Short-Term Investment	4.38%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Yellow Pages Income Fund Unit	2.24%
Canon, Inc.	1.64%
Siliconware Precision Industries Co. ADR	1.64%
PagesJaunes Groupe	1.57%
Nordic American Tanker Shipping Ltd.	1.54%
Vodafone Group plc	1.53%
Baytex Energy Trust Unit	1.52%
Kumba Iron Ore Ltd.	1.51%
Penn West Energy Trust Unit	1.50%
Schneider Electric SA	1.47%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.88%
Consumer Staples	5.72%
Energy	13.88%
Financials	21.51%
Health Care	5.04%
Industrials	9.94%
Information Technology	6.92%
Materials	4.60%
Telecommunication Services	7.99%
Utilities	5.29%
Short-Term Investment	8.23%
Total	100.00%
*	A sector may comprise several industries.

76

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Tomkins plc	1.66%
Rheinmetall AG	1.59%
PT Bank Negara Indonesia (Persero) Tbk	1.54%
Schroders plc	1.54%
Nippon Electric Glass Co., Ltd.	1.54%
Metropolitan Bank & Trust Co.	1.51%
Obic Co., Ltd.	1.48%
Prosegur Compania de Seguridad SA Registered Shares	1.48%
Babcock International Group plc	1.48%
FP Corp.	1.46%

Holdings by Sector*	% of Investments
Consumer Discretionary	22.53%
Consumer Staples	9.30%
Energy	3.69%
Financials	12.84%
Health Care	4.98%
Industrials	17.72%
Information Technology	10.50%
Materials	8.33%
Telecommunication Services	0.50%
Utilities	5.60%
Short-Term Investment	4.01%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Stock Appreciation Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	5.76%
Cisco Systems, Inc.	3.12%
Hewlett-Packard Co.	2.57%
Microsoft Corp.	1.88%
PepsiCo, Inc.	1.69%
Google, Inc. Class A	1.69%
Target Corp.	1.41%
Limited Brands, Inc.	1.32%
Bank of America Corp.	1.30%
Union Pacific Corp.	1.30%

77

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	18.26%
Consumer Staples	6.31%
Energy	4.18%
Financials	9.37%
Health Care	13.44%
Industrials	10.18%
Information Technology	32.88%
Materials	4.28%
Telecommunication Services	0.59%
Short-Term Investment	0.51%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Investment Trust – Total Return Fund

Ten Largest Holdings	% of Investments
Federal National Mortgage Assoc., 5.00%, TBA	5.01%
U.S. Treasury Note, 2.375%, 2/28/2015	4.42%
U.S. Treasury Note, 1.75%, 4/15/2013	1.92%
U.S. Treasury Note, 2.50%, 3/31/2015	1.64%
Federal National Mortgage Assoc., 5.50%, TBA	1.61%
U.S. Treasury Note, 1.375%, 5/15/2013	1.40%
U.S. Treasury Note, 2.50%, 4/30/2015	1.12%
Federal National Mortgage Assoc., 5.00%, TBA	1.01%
General Electric Capital Corp., 2.00%, 9/28/2012	0.90%
Bank of America Corp., 2.10%, 4/30/2012	0.89%

Holdings by Sector*	% of Investments**
Auto	0.14%
Basic Industry	0.34%
Consumer Cyclicals	1.05%
Consumer Discretionary	1.01%
Consumer Non-Cyclical	0.07%
Consumer Services	0.42%
Consumer Staples	0.49%
Energy	4.14%
Financial Services	34.96%
Foreign Government	1.79%
Government	32.24%
Health Care	0.66%
Integrated Oils	0.77%
Materials and Processing	3.96%
Municipal	3.52%
Other	1.31%
Producer Durables	0.81%
Technology	1.22%
Telecommunications	0.87%
Transportation	0.20%
Utilities	2.85%
Short-Term Investments	7.18%
Total	100.00%
*	A sector may comprise several industries.
**	Represents percent of total investments.

78

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Comerica, Inc.	2.42%
Albemarle Corp.	1.89%
Interpublic Group of Cos., Inc. (The)	1.72%
Sapient Corp.	1.70%
Alliance Data Systems Corp.	1.70%
Fortune Brands, Inc.	1.65%
Regis Corp.	1.60%
Olin Corp.	1.55%
Watson Pharmaceuticals, Inc.	1.45%
First Financial Bancorp	1.45%

Holdings by Sector*	% of Investments
Consumer Discretionary	12.08%
Consumer Staples	0.63%
Energy	5.52%
Financials	18.81%
Health Care	9.82%
Industrials	22.14%
Information Technology	15.44%
Materials	8.75%
Utilities	2.03%
Short-Term Investment	4.78%
Total	100.00%
*	A sector may comprise several industries.

79

Approval of Advisory Contracts

At meetings held on December 16 and 17, 2009, the Board of the Trust, including all of the Directors who are not interested persons of the Trust or Lord, Abbett & Co. LLC. (“Lord Abbett”), considered whether to approve the continuation of the existing management agreements between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contract Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the “performance universe”) and to the investment performance of an appropriate securities index, (2) information on expense ratios, including the effective management fee rates and other expense components, for each Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett’s financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but had changed this practice in 2009, as it had previously discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures.

As to Balanced Strategy Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of its performance universe for the nine-month and one-year periods and in the second quintile for the three-year, five-year, and ten-year periods. The Board also observed that the Fund’s investment performance was higher than that of the Lipper Mixed Asset Target Allocation Moderate Index for each of those periods.

As to Diversified Equity Strategy Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of its performance universe for the nine-month period and in the first quintile for the one-year and three-year periods. The Board also observed that the investment performance was lower than that of the Lipper Multi-Cap Core Index for the nine-month period and higher than that of the Index for the one-year and three-year periods.

80

As to Diversified Income Strategy Fund, the Board observed that the investment performance of the Class A shares was in the first quintile of its performance universe for the nine-month and one-year periods and in the second quintile of its performance universe for the three-year period. The Board observed that the investment performance was higher than that of the Lipper Mixed Asset Target Allocation Conservative Index for nine-month and one-year periods and lower than that of the Index for the three-year period.

As to Growth & Income Strategy Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of its performance universe for the nine-month, one-year, and three-year periods. The Board also observed that the investment performance was higher than that of the Lipper Mixed-Asset Allocation Target Growth Index for each of those periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of the peer group. It also considered the amount and nature of the fees paid by shareholders. The Board considered the fiscal periods on which the peer group information was based, and noted that such periods ended before September 30, 2009. The Board noted that the expense levels of the peer group likely would have been different for periods ending September 30, 2009, due to the lower asset levels prevailing in the mutual fund industry during much of 2009. The Board also observed that each Fund’s transfer agency expenses were likely to decrease in 2010, as a result of renegotiation of the transfer agency agreement.

As to Balanced Strategy Fund, the Board noted that it and Lord Abbett had agreed to a management fee waiver and expense reimbursement agreement through March 31, 2009 that limited the total expense ratio of Class A to not more than 1.10%, the total expense ratio of Class B and Class C not more than 1.75%, the total expense ratio of Class F to not more than 0.85%, the total expense ratio of Class I to not more than 0.75%, the total expense ratio of Class P to not more than 1.20%, the total expense ratio of Class R2 to not more than 1.35%, and the total expense ratio of Class R3 to not more than 1.25%, that it and Lord Abbett had entered into a new management fee waiver agreement through March 31, 2010, that Lord Abbett intended to enter into a new management fee waiver agreement through March 31, 2011, and Lord Abbett had made voluntary reimbursements of other expenses that kept the expenses of each class at the same level, but did not intend to continue to make reimbursements of other expenses. The Board considered the management fees and the total expenses of the Fund in comparison to two peer groups, the first consisting of funds of funds with the same Lipper classification and the second consisting of funds with the same Lipper classification that are not funds of funds. The Board observed that for the ten months ended September 30, 2009 (annualized) the contractual management fees were

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approximately ten basis points below the median of the first peer group and the actual management fees were approximately four basis points below the median of the peer group. The Board observed that, like other funds in the first peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. As to the first peer group, the Board observed that, taking into account these indirect expenses, for the ten months ended September 30, 2009 (annualized) the total expense ratios of Class A and Class I were approximately one basis point below the median of the peer group, the total expense ratios of Class B and Class C were approximately ten basis points below the median of the peer group, the total expense ratio of Class F was approximately eight basis points below the median of the peer group, the total expense ratio of Class P was approximately six basis points below the median of the peer group, the total expense ratio of Class R2 was approximately forty-three basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately one basis point below the median of the peer group. As to the second peer group, the Board observed that, taking into account the indirect expenses, total expense ratio of Class A was approximately the same as the median of the peer group, the total expense ratios of Class B and Class C were approximately seven basis points below the median of the peer group, the total expense ratio of Class F was approximately two basis points below the median of the peer group, the total expense ratio of Class I was approximately five basis points above the median of the peer group, the total expense ratio of Class P was approximately six basis points below the median of the peer group, the total expense ratio of Class R2 was approximately forty-two basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately one basis point below the median of the peer group. The Board also observed that the Rule 12b-1 plan had not been operational for Class R2 and that had it been operational the expense ratio of Class R2 would have been approximately sixty basis points higher and that the Rule 12b-1 plan had been operational for Class R3 for only a portion of the period and had it been operational for the entire period the expense ratio of Class R3 would have been eight basis points higher. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of each peer group.

As to Diversified Equity Strategy Fund, the Board noted that it and Lord Abbett had agreed to a management fee waiver agreement through March 31, 2010 and had made voluntary reimbursements of other expenses that limited the total expense ratio of Class A to not more than 1.50%, the total expense ratios of Class B and Class C to not more than 2.15%, the total expense ratio of Class F to not more than 1.25%, the total expense ratio of Class I to not more than 1.15%, the total expense ratio of Class P to not more than 1.60%, the total expense ratio of Class R2 to not more than 1.75%, and the total expense ratio of Class R3 to not more than 1.65%, that Lord Abbett intended to enter into a new management fee waiver agreement through March 31, 2011 and to make voluntary reimbursements of other expenses to keep the expenses of each class at the same level, which reimbursements it could end at any time. The Board considered the management fees and the total expenses of the Fund in comparison to two peer groups, the first consisting of funds of funds with the same Lipper classification and the second consisting of funds with the same Lipper classification that are not funds of funds. The Board observed that for the ten months ended September 30, 2009 (annualized) the contractual and actual management fees were approximately the same as the median of the first peer group. The Board observed that, like other funds in the first peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board also observed that, taking into account these indirect expenses, for the ten months ended September 30, 2009 (annualized) the total expense ratio of Class A was approximately nine basis points below the median of the peer group, the total

82

expense ratios of Class B and Class C were approximately thirty-two basis points below the median of the peer group, the total expense ratio of Class F was approximately twenty basis points below the median of the peer group, the total expense ratio of Class I was approximately thirteen basis points below the median of the peer group, the total expense ratio of Class P was approximately seven basis points below the median of the peer group, the total expense ratio of Class R2 was approximately fifty-two basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately two basis points below the median of the peer group. As to the second peer group, the Board observed that, taking into account the indirect expenses, the total expense ratios of Class A and Class I were approximately one basis point above the median of the peer group, the total expense ratios of Class B, and Class C were approximately three basis points below the median of the peer group, the total expense ratio of Class F was approximately three basis points above the median of the peer group, the total expense ratio of Class P was approximately eleven basis points above the median of the peer group, the total expense ratio of Class R2 was approximately thirty-four basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately sixteen basis points above the median of the peer group. The Board also observed that the Rule 12b-1 plan had not been operational for Class R2 and that had it been operational the expense ratio of Class R2 would have been approximately sixty basis points higher. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of each peer group.

As to Diversified Income Strategy Fund, the Board noted that it and Lord Abbett had agreed to a management fee waiver agreement through March 31, 2010 and had made voluntary reimbursements of other expenses that limited the total expense ratio of Class A to not more than 1.20%, the total expense ratios of Class B and Class C to not more than 1.85%, the total expense ratio of Class F to not more than 0.95%, the total expense ratio of Class I to not more than 0.85%, the total expense ratio of Class P to not more than 1.30%, the total expense ratio of Class R2 to not more than 1.45%, and the total expense ratio of Class R3 to not more than 1.35%, that Lord Abbett intended to enter into a management fee waiver agreement through March 31, 2011, and to make voluntary reimbursements of other expenses to keep the expenses of each class at the same level, which reimbursements it could end at any time. The Board considered the management fees and the total expenses of the Fund in comparison to two peer groups, the first consisting of funds of funds with the same Lipper classification and the second consisting of funds with the same Lipper classification that are not funds of funds. As to the first peer group, the Board observed that for the ten months ended September 30, 2009 (annualized) contractual and actual management fees were approximately the same as the median of the peer group. The Board observed that, like other funds in the peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board also observed that, taking into account these indirect expenses, for the ten months ended September 30, 2009 (annualized) the total expense ratio of Class A was approximately twenty-one basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately two basis points below the median of the peer group, the total expense ratio of Class F was approximately four basis points below the median of the peer group, the total expense ratio of Class I was approximately five basis points above the median of the peer group, the total expense ratio of Class P was approximately the same as the median of the peer group, the total expense ratio of Class R2 was approximately forty-five basis points below the median of the peer group, and the total expense ratio of Class R2 was approximately five basis points above the median of the peer group. As to the second peer group, the Board observed that, taking into account the indirect expenses, the total expense ratio

83

of Class A was approximately fourteen basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately two basis points above the median of the peer group, the total expense ratio of Class F was approximately five basis points above the median of the peer group, the total expense ratio of Class I was approximately ten basis points above the median of the peer group, the total expense ratio of Class P was approximately seven basis points above the median of the peer group, the total expense ratio of Class R2 was approximately thirty-eight basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately twelve basis points above the median of the peer group. The Board also observed that the Rule 12b-1 plan had not been operational for Class R2 and that had it been operational the expense ratio of Class R2 would have been approximately sixty basis points higher, respectively. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of each peer group.

As to Growth & Income Strategy Fund, the Board noted that it and Lord Abbett had agreed to a management fee waiver agreement through March 31, 2010 and Lord Abbett had made voluntary reimbursements of other expenses that limited the total expense ratio of Class A to not more than 1.50%, the total expense ratios of Class B and Class C to not more than 2.15%, the total expense ratio of Class F to not more than 1.25%, the total expense ratio of Class I to not more than 1.15%, the total expense ratio of Class P to not more than 1.60%, the total expense ratio of Class R2 to not more than 1.75%, and the total expense ratio of Class R3 to not more than 1.65%, that Lord Abbett intended to enter into a new management fee waiver agreement through March 31, 2011, and to make voluntary reimbursements of other expenses to keep the expenses of each class at the same level, which reimbursements it could end at any time. The Board considered the management fees and the total expenses of the Fund in comparison to two peer groups, the first consisting of passively managed mixed-asset target allocation growth funds of funds and the second consisting of mixed-asset target allocation growth funds that are not funds of funds. As to the first peer group, the Board observed that for the ten months ended September 30, 2009 (annualized) contractual management fees were approximately four basis points below the median of the first peer group and the actual management fees were approximately one basis point below the median of the peer group. The Board observed that, like other funds in the peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board also observed that, taking into account these indirect expenses, for the ten months ended September 30, 2009 (annualized) the total expense ratio of Class A was approximately seven basis points above the median of the peer group, the total expense ratios of Class B, Class C, and Class I were approximately three basis points below the median of the peer group, the total expense ratio of Class F was approximately fourteen basis points below the median of the peer group, the total expense ratio of Class P was approximately five basis points below the median of the peer group, the total expense ratio of Class R2 was approximately fifty basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately the same as the median of the peer group. As to the second peer group, the Board observed that, taking into account the indirect expenses, the total expense ratio of Class A was approximately eleven basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately five basis points below the median of the peer group, the total expense ratio of Class F was approximately thirteen basis points above the median of the peer group, the total expense ratio of Class I was approximately eight basis points above the median of the peer group, the total expense ratio of Class P was approximately one basis point above the median of the peer group, the total expense ratio of Class R2 was approximately forty-four basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately six basis points above the median

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of the peer group. The Board also observed that the Rule 12b-1 plan had not been operational for Class R2 and that had it been operational the expense ratio of Class R2 would have been approximately sixty basis points higher. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of each peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had decreased in its 2009 fiscal year, largely due to declines in market prices and shareholder redemptions. The Board concluded that Lord Abbett’s profitability overall and as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation. In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

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Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust

Lord Abbett Balanced Strategy Fund

Lord Abbett Diversified Equity Strategy Fund

Lord Abbett Diversified Income Strategy Fund

Lord Abbett Growth & Income Strategy Fund

LASAF-3-0510

(07/10)

2010

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Convertible Fund

Floating Rate Fund

High Yield Fund

Income Fund

Short Duration Income Fund

For the six-month period ended May 31, 2010

Lord Abbett Investment Trust

Convertible Fund, Floating Rate Fund, High Yield Fund, Income Fund, and Short Duration Income Fund

Semiannual Report

For the six-month period ended May 31, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Funds for the six-month period ended May 31, 2010. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 through May 31, 2010).

Actual Expenses

For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 12/1/09 – 5/31/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Convertible Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/09	5/31/10	12/1/09 - 5/31/10
Class A
Actual	$1,000.00	$1,033.70	$6.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.76	$6.24
Class B
Actual	$1,000.00	$1,029.50	$9.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.51	$9.50
Class C
Actual	$1,000.00	$1,030.60	$9.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.51	$9.50
Class F
Actual	$1,000.00	$1,035.00	$5.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.99	$4.99
Class I
Actual	$1,000.00	$1,035.40	$4.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.53	$4.43
Class P
Actual	$1,000.00	$1,032.90	$6.79
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.25	$6.74
Class R2
Actual	$1,000.00	$1,032.00	$7.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.58	$7.49
Class R3
Actual	$1,000.00	$1,033.10	$7.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.01	$6.99

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.24% for Class A, 1.89% for Classes B and C, 0.99% for Class F, 0.88% for Class I, 1.34% for Class P, 1.49% for Class R2 and 1.39% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2010

Sector*	%**	Sector*	%**
Consumer Discretionary	12.54%	Media	0.41%
Consumer Staples	6.87%	Technology	20.87%
Energy	7.81%	Telecommunications	0.57%
Financials	16.89%	Transportation	1.93%
Healthcare	17.47%	Utilities	2.51%
Industrials	3.93%	Short-Term Investment	2.65%
Materials	5.55%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Floating Rate Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/09	5/31/10	12/1/09 - 5/31/10
Class A*
Actual	$1,000.00	$1,041.10	$4.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.94	$4.03
Class C*
Actual	$1,000.00	$1,037.20	$7.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.24	$7.75
Class F*
Actual	$1,000.00	$1,041.80	$3.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.56	$3.28
Class I*
Actual	$1,000.00	$1,042.80	$2.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.02	$2.92
Class R2*
Actual	$1,000.00	$1,041.60	$3.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.12	$3.83
Class R3*
Actual	$1,000.00	$1,040.40	$5.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.75	$5.29

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.80% for Class A, 1.54% for Class C, 0.68% for Class F, 0.58% for Class I, 0.76% for Class R2 and 1.04% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*	The annualized expenses of each class have been restated (0.79% for Class A, 1.56% for Class C, 0.70% for Class F, 0.62% for Class I, 0.82% for Class R2 and 1.06% for Class R3). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$4.02	$3.98
Class C	$7.92	$7.85
Class F	$3.56	$3.53
Class I	$3.16	$3.13
Class R2	$4.17	$4.13
Class R3	$5.39	$5.34

Portfolio Holdings Presented by Sector

May 31, 2010

Sector*	%**	Sector*	%**
Aerospace	0.85%	Information Technology	4.12%
Chemicals	4.08%	Manufacturing	5.33%
Consumer Non-Durables	3.20%	Media/Telecommunications	21.47%
Energy	1.05%	Metals/Minerals	0.76%
Financial	5.40%	Retail	4.65%
Food/Tobacco	4.18%	Service	10.18%
Forest Products/Containers	2.06%	Transportation	8.18%
Gaming/Leisure	3.56%	Utility	1.88%
Healthcare	9.98%	Short-Term Investments	5.83%
Housing	3.24%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

High Yield Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/09	5/31/10	12/1/09 - 5/31/10
Class A
Actual	$1,000.00	$1,063.20	$5.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$4.94
Class B
Actual	$1,000.00	$1,059.10	$9.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.03	$8.95
Class C
Actual	$1,000.00	$1,057.70	$9.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.03	$8.95
Class F
Actual	$1,000.00	$1,063.60	$4.53
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.51	$4.43
Class I
Actual	$1,000.00	$1,064.30	$4.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.02	$3.93
Class P
Actual	$1,000.00	$1,060.30	$6.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.79	$6.19
Class R2
Actual	$1,000.00	$1,061.20	$7.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.07	$6.94
Class R3
Actual	$1,000.00	$1,061.60	$6.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.55	$6.44

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.98% for Class A, 1.78% for Classes B and C, 0.88% for Class F, 0.78% for Class I, 1.23% for Class P, 1.38% for Class R2 and 1.28% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2010

Sector*	%**	Sector*	%**
Agency	0.01%	Media	12.04%
Banking	1.70%	Real Estate	0.66%
Basic Industry	7.00%	Services Cyclical	13.85%
Capital Goods	7.06%	Services Non-Cyclical	7.48%
Consumer Cyclical	9.43%	Technology & Electronics	5.77%
Consumer Non-Cyclical	3.78%	Telecommunications	10.79%
Energy	8.56%	Utility	1.56%
Finance & Investment	5.28%	Short-Term Investment	0.36%
Foreign Government	0.35%	Total	100.00%
Insurance	4.32%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/09	5/31/10	12/1/09 - 5/31/10
Class A*
Actual	$1,000.00	$1,037.40	$4.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.31	$4.68
Class B*
Actual	$1,000.00	$1,033.60	$8.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.56	$8.45
Class C*
Actual	$1,000.00	$1,033.80	$8.16
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.92	$8.10
Class F*
Actual	$1,000.00	$1,038.10	$3.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.07	$3.93
Class I*
Actual	$1,000.00	$1,042.40	$3.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.53	$3.43
Class R2*
Actual	$1,000.00	$1,038.20	$3.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.71	$3.28
Class R3*
Actual	$1,000.00	$1,040.00	$6.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.06	$5.94

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.93% for Class A, 1.68% for Class B, 1.61% for Class C, 0.77% for Class F, 0.68% for Class I, 0.76% for Class R2 and 1.18% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*	The annualized expenses of each class have been restated (0.88% for Class A, 1.68% for Class B, 1.58% for Class C, 0.78% for Class F, 0.68% for Class I, 0.77% for Class R2 and 1.18% for Class R3). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$4.47	$4.43
Class B	$8.52	$8.45
Class C	$8.01	$7.94
Class F	$3.96	$3.93
Class I	$3.46	$3.43
Class R2	$3.91	$3.88
Class R3	$6.00	$5.94

Income Fund (concluded)

Portfolio Holdings Presented by Sector

May 31, 2010

Sector*	%**
Auto	1.13%
Basic Industry	2.30%
Capital Goods	0.41%
Consumer Cyclical	6.03%
Consumer Discretionary	2.00%
Consumer Non-Cyclical	0.29%
Consumer Services	3.90%
Consumer Staples	3.41%
Energy	15.00%
Financial Services	22.82%
Foreign Government	0.78%
Health Care	1.78%
Integrated Oils	2.75%
Materials and Processing	10.50%
Municipal	3.85%
Other	0.65%
Producer Durables	1.44%
Technology	3.32%
Telecommunications	1.77%
Transportation	1.92%
U.S. Government	2.16%
Utilities	9.25%
Short-Term Investment	2.54%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Short Duration Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/09	5/31/10	12/1/09 - 5/31/10
Class A
Actual	$1,000.00	$1,028.00	$2.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.98	$2.97
Class B
Actual	$1,000.00	$1,021.80	$7.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.98	$6.99
Class C
Actual	$1,000.00	$1,021.70	$6.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.09	$6.89
Class F
Actual	$1,000.00	$1,026.20	$2.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.48	$2.47
Class I
Actual	$1,000.00	$1,026.70	$1.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.96	$1.97
Class R2
Actual	$1,000.00	$1,023.70	$4.99
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.00	$4.99
Class R3
Actual	$1,000.00	$1,024.20	$4.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.48

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.59% for Class A, 1.39% for Class B, 1.37% for Class C, 0.49% for Class F, 0.39% for Class I, 0.99% for Class R2 and 0.89% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

May 31, 2010

Sector*	%**	Sector*	%**
Auto	0.28%	Integrated Oils	1.31%
Basic Industry	1.85%	Materials and Processing	4.69%
Capital Goods	0.40%	Municipal	0.31%
Consumer Cyclicals	2.22%	Other	0.20%
Consumer Discretionary	1.32%	Producer Durables	1.11%
Consumer Non-Cyclical	0.12%	Technology	0.54%
Consumer Services	3.15%	Telecommunications	2.07%
Consumer Staples	1.47%	Transportation	1.02%
Energy	6.33%	U.S. Government	3.02%
Financial Services	56.72%	Utilities	5.66%
Foreign Government	0.90%	Short-Term Investments	3.24%
Health Care	2.07%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

CONVERTIBLE FUND May 31, 2010

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 96.72%

COMMON STOCKS 3.75%

Advertising 0.33%
Omnicom Group, Inc.	23	$872,850

Biotechnology 0.35%
Amgen, Inc.*	18	932,040

Chemicals 0.19%
Rockwood Holdings, Inc.*	20	518,800

Communications Equipment 0.20%
QUALCOMM, Inc.	15	533,400

Diversified Metals & Mining 0.35%
Freeport-McMoRan Copper & Gold, Inc.	13	924,660

Health Services 0.09%
CardioNet, Inc.*	30	231,600

Healthcare Equipment & Supplies 0.29%
Medtronic, Inc.	20	783,600

Household Durables 1.50%
Stanley Black & Decker, Inc.	72	4,013,588

Miscellaneous: Media 0.08%
Interpublic Group of Cos., Inc. (The)*	25	208,750

Oil & Gas Products 0.24%
Devon Energy Corp.	10	638,500

Retail: Specialty 0.13%
Best Buy Co., Inc.	6	270,400
Charming Shoppes, Inc.*	20	91,200

Total		361,600

Total Common Stocks (cost $10,063,437)		10,019,388

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
CONVERTIBLE BONDS 70.16%

Aerospace & Defense 0.39%
L-3 Communications Holdings, Inc.	3.00%	8/1/2035	$1,025	$1,041,656

Airlines 0.65%
UAL Corp.	4.50%	6/30/2021	1,770	1,739,025

Auto Parts 0.76%
TRW Automotive, Inc.†	3.50%	12/1/2015	1,670	2,043,662

Autos 2.44%
Ford Motor Co.	4.25%	11/15/2016	4,620	6,514,200

Beverages 3.31%
Central European Distribution Corp. (Poland)(a)	3.00%	3/15/2013	5,590	4,751,500
Molson Coors Brewing Co.	2.50%	7/30/2013	3,850	4,105,062

Total				8,856,562

Biotechnology 4.53%
Human Genome Sciences, Inc.	2.25%	10/15/2011	2,350	3,974,437
Illumina, Inc.	0.625%	2/15/2014	420	812,175
Incyte Corp.†	4.75%	10/1/2015	2,225	3,743,563
Life Technologies Corp.	3.25%	6/15/2025	3,105	3,566,869

Total				12,097,044

Building Products 0.89%
Trex Co., Inc.	6.00%	7/1/2012	1,910	2,373,175

Commercial Services 0.65%
Fluor Corp.	1.50%	2/15/2024	1,025	1,732,250

Communications Equipment 1.56%
Alcatel-Lucent USA, Inc.	2.875%	6/15/2025	800	674,000
Ciena Corp.	0.25%	5/1/2013	1,250	1,025,000
Ciena Corp.†	4.00%	3/15/2015	2,380	2,466,275

Total				4,165,275

Computers & Peripherals 2.80%
NetApp, Inc.	1.75%	6/1/2013	4,480	5,773,600
SanDisk Corp.	1.00%	5/15/2013	1,900	1,719,500

Total				7,493,100

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Containers & Packaging 0.28%
Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	$775	$751,750

Diversified Financials 3.18%
Affiliated Managers Group, Inc.	3.95%	8/15/2038	6,275	6,180,875
Euronet Worldwide, Inc.	3.50%	10/15/2025	1,500	1,404,375
MGIC Investment Corp.	5.00%	5/1/2017	880	914,100

Total				8,499,350

Diversified Metals & Mining 0.76%
Alcoa, Inc.	5.25%	3/15/2014	300	577,875
Patriot Coal Corp.	3.25%	5/31/2013	1,650	1,456,125

Total				2,034,000

e-Commerce 0.32%
priceline.com, Inc.†	1.25%	3/15/2015	925	864,875

Electronic Equipment & Instruments 0.59%
Teradyne, Inc.	4.50%	3/15/2014	750	1,587,188

Foods 0.63%
Smithfield Foods, Inc.	4.00%	6/30/2013	765	782,213
Spartan Stores, Inc.	3.375%	5/15/2027	1,040	902,200

Total				1,684,413

Health Services 0.41%
Five Star Quality Care, Inc.	3.75%	10/15/2026	1,320	1,090,650

Healthcare Equipment & Supplies 5.07%
Beckman Coulter, Inc.	2.50%	12/15/2036	2,410	2,632,925
Fisher Scientific International, Inc.	3.25%	3/1/2024	2,150	2,867,562
Laboratory Corporation of America Holdings	Zero Coupon	9/11/2021	2,000	2,050,000
Medtronic, Inc.	1.625%	4/15/2013	2,250	2,292,188
NuVasive, Inc.	2.25%	3/15/2013	3,400	3,723,000

Total				13,565,675

Household Durables 1.96%
Stanley Black & Decker, Inc.	Zero Coupon	5/17/2012	4,950	5,251,455

Information Technology Services 0.71%
Alliance Data Systems Corp.	1.75%	8/1/2013	1,800	1,892,250

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Insurance-Reinsurance 0.61%
Old Republic International Corp.	8.00%	5/15/2012	$1,250	$1,625,000

Insurance: Multi-Line 0.26%
PMI Group, Inc. (The)	4.50%	4/15/2020	800	697,000

Internet Software & Services 2.44%
Blackboard, Inc.	3.25%	7/1/2027	3,730	3,776,625
Concur Technologies, Inc.†	2.50%	4/15/2015	1,750	1,771,875
Symantec Corp.	0.75%	6/15/2011	975	970,125

Total				6,518,625

Leisure Facilities 0.42%
MGM Mirage†	4.25%	4/15/2015	1,220	1,125,450

Leisure Products 1.06%
International Game Technology	3.25%	5/1/2014	2,335	2,822,431

Machinery 1.64%
Danaher Corp.	Zero Coupon	1/22/2021	700	806,750
Ingersoll-Rand Co., Ltd.	4.50%	4/15/2012	1,700	3,587,000

Total				4,393,750

Miscellaneous: Energy 1.98%
Evergreen Energy, Inc.†	8.00%	8/1/2012	5,930	1,571,450
Suntech Power Holdings Co., Ltd. (China)(a)	3.00%	3/15/2013	2,900	2,135,125
Yingli Green Energy Holding Co., Ltd. (China)(a)	Zero Coupon	12/15/2012	1,450	1,596,812

Total				5,303,387

Miscellaneous: Financial 0.93%
MF Global Ltd.	9.00%	6/20/2038	2,250	2,491,875

Miscellaneous: Industrials 0.34%
EnerSys (Zero Coupon after 6/1/2015)(b)	3.375%	6/1/2038	1,000	906,250

Miscellaneous: Transportation 0.27%
DryShips, Inc. (Greece)(a)	5.00%	12/1/2014	800	713,000

Oil & Gas Products 0.03%
NorthernStar Natural Gas, Inc.(c)	5.00%	5/15/2014	2,614	78,413

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Integrated 2.58%
Chesapeake Energy Corp.	2.75%	11/15/2035	$2,500	$2,240,625
Penn Virginia Corp.	4.50%	11/15/2012	4,250	4,085,312
Quicksilver Resources, Inc.	1.875%	11/1/2024	563	581,298

Total				6,907,235

Pharmaceuticals 4.94%
Allergan, Inc.	1.50%	4/1/2026	800	885,000
Biovail Corp. (Canada)†(a)	5.375%	8/1/2014	1,260	1,505,700
Gilead Sciences, Inc.	0.625%	5/1/2013	1,100	1,230,625
Salix Pharmaceuticals Ltd.	2.75%	5/15/2015	400	400,000
Teva Pharmaceutical Finance Co. BV (Israel)(a)	1.75%	2/1/2026	650	773,500
Teva Pharmaceutical Finance LLC (Israel)(a)	0.25%	2/1/2026	4,000	4,725,000
United Therapeutics Corp.	0.50%	10/15/2011	2,653	3,684,354

Total				13,204,179

Precious Metals 0.93%
Newmont Mining Corp.	3.00%	2/15/2012	1,910	2,483,000

Real Estate 4.43%
Boston Properties LP	3.75%	5/15/2036	1,325	1,381,313
Host Hotels & Resorts LP†	2.50%	10/15/2029	2,505	2,955,900
ProLogis	3.25%	3/15/2015	2,475	2,329,594
Rayonier TRS Holdings, Inc.	3.75%	10/15/2012	2,450	2,544,937
Vornado Realty LP	3.875%	4/15/2025	2,400	2,640,000

Total				11,851,744

Retail: Specialty 1.55%
Best Buy Co., Inc.	2.25%	1/15/2022	650	711,750
Charming Shoppes, Inc.	1.125%	5/1/2014	4,360	3,438,950

Total				4,150,700

Semiconductors 5.87%
Intel Corp.†	3.25%	8/1/2039	4,225	5,096,406
JDS Uniphase Corp.	1.00%	5/15/2026	400	356,500
Micron Technology, Inc.	1.875%	6/1/2014	5,000	4,500,000
ON Semiconductor Corp.	2.625%	12/15/2026	5,765	5,728,969

Total				15,681,875

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Software: Applications & Systems 5.08%
EMC Corp.	1.75%	12/1/2011	$3,500	$4,318,125
Informatica Corp.	3.00%	3/15/2026	3,050	4,102,250
Salesforce.com, Inc.†	0.75%	1/15/2015	2,235	2,556,281
Take-Two Interactive Software, Inc.	4.375%	6/1/2014	2,070	2,600,438

Total				13,577,094

Steel 1.32%
Steel Dynamics, Inc.	5.125%	6/15/2014	1,850	2,088,187
United States Steel Corp.	4.00%	5/15/2014	880	1,437,700

Total				3,525,887

Textiles & Apparel 1.02%
Iconix Brand Group, Inc.	1.875%	6/30/2012	2,900	2,726,000

Wireless Communications Services 0.57%
SBA Communications Corp.	4.00%	10/1/2014	1,205	1,522,819

Total Convertible Bonds (cost $178,381,966)				187,583,269

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 22.80%

Auto Parts 1.13%
Autoliv, Inc. (Sweden)(a)	8.00%		46	3,009,500

Autos 0.48%
Ford Motor Co. Capital Trust II	6.50%		29	1,295,895

Banks: Diversified 2.48%
Fifth Third Bancorp	8.50%		20	2,640,000
Wells Fargo & Co.	7.50%		4	3,995,000

Total				6,635,000

Communications Equipment 1.17%
Lucent Technologies Capital Trust I	7.75%		4	3,136,031

Diversified Financials 3.51%
AMG Capital Trust I	5.10%		44	1,860,884
Bank of America Corp.	7.25%		3	3,098,784
Citigroup, Inc.	7.50%		37	4,426,680

Total				9,386,348

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CONVERTIBLE FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Shares (000)	Value
Diversified Metals & Mining 1.68%
Vale Capital Ltd. (Brazil)(a)	5.50%		88	$4,490,063

Foods 2.88%
Archer Daniels Midland Co.	6.25%		114	4,156,663
Bunge Ltd.	5.125%		7	3,552,625

Total				7,709,288

Health Services 0.37%
Healthsouth Corp.	6.50%		1	976,219

Insurance-Casualty 0.75%
XL Capital Ltd.	10.75%		75	2,014,946

Insurance: Multi-Line 0.62%
Hartford Financial Services Group, Inc. (The)	7.25%		70	1,666,700

Natural Gas Diversified 0.82%
El Paso Corp.	4.99%		2	2,194,962

Oil: Integrated 2.09%
ATP Oil & Gas Corp.†	8.00%		18	1,328,300
Whiting Petroleum Corp.	6.25%		21	4,248,507

Total				5,576,807

Pharmaceuticals 1.32%
Mylan, Inc.	6.50%		3	3,529,500

Railroads 1.00%
Kansas City Southern	5.125%		2	2,678,569

Utilities: Electric 2.50%
AES Trust III	6.75%		79	3,387,110
FPL Group, Inc.	8.375%		66	3,283,381

Total				6,670,491

Total Convertible Preferred Stocks (cost $56,953,287)				60,970,319

			Principal Amount (000)
CORPORATE BOND 0.01%
Oil & Gas Products
NorthernStar Natural Gas, Inc.(c) (cost $1,197,474)	5.00%	5/15/2014	$1,057	31,717

Total Long-Term Investments (cost $246,596,164)				258,604,693

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CONVERTIBLE FUND May 31, 2010

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENT 2.63%

Repurchase Agreement
Repurchase Agreement dated 5/28/2010, 0.02% due 6/1/2010 with Fixed Income Clearing Corp. collateralized by $7,215,000 of Federal National Mortgage Assoc. at 0.50% due 5/2/2011; value: $7,178,925; proceeds: $7,037,405 (cost $7,037,390)	$7,037	$7,037,390

Total Investments in Securities 99.35% (cost $253,633,554)		265,642,083

Other Assets in Excess of Liabilities 0.65%		1,737,818

Net Assets 100.00%		$267,379,901

*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security traded in U.S. dollars.
(b)	The notes will not bear any interest after the six-month period ending June 1, 2015, but will accrete principal beginning on June 1, 2015 at the rate that provides holders with an aggregate yield to maturity of 3.375% per year. Beginning with the six-month period commencing on June 1, 2015, the issuer will pay contingent interest during any six-month interest period to the holders of notes if the trading price of the notes for each of the five trading days ending on, and including, the second trading day immediately preceding the first day of the applicable six-month period equals or excludes 130% of the accreted principal amount of the notes.
(c)	Defaulted security.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

FLOATING RATE FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 96.95%

CORPORATE BONDS 7.52%

Aerospace 0.18%
GeoEye, Inc.†	9.625%		10/1/2015	$1,000	$1,010,000
United Air Lines, Inc.†	9.875%		8/1/2013	2,200	2,260,500

Total					3,270,500

Chemicals 0.39%
CF Industries, Inc.	7.125%		5/1/2020	600	606,750
DuPont Fabros Technology LP†	8.50%		12/15/2017	1,500	1,522,500
LBI Escrow Corp.†	8.00%		11/1/2017	5,000	5,100,000

Total					7,229,250

Consumer Non-Durables 0.21%
Belden, Inc.	7.00%		3/15/2017	1,000	960,000
Hanesbrands, Inc.	3.831%	#	12/15/2014	2,000	1,880,000
McJunkin Red Man Corp.†	9.50%		12/15/2016	1,000	975,000

Total					3,815,000

Energy 0.39%
CONSOL Energy, Inc.†	8.00%		4/1/2017	2,150	2,195,688
El Paso Corp.	8.25%		2/15/2016	250	260,000
El Paso Pipeline Partners Operating Co. LLC	6.50%		4/1/2020	800	812,643
Forest Oil Corp.	8.50%		2/15/2014	250	258,125
Hornbeck Offshore Services, Inc.	8.00%		9/1/2017	500	492,500
MarkWest Energy Partners LP	6.875%		11/1/2014	1,000	960,000
Mirant North America LLC	7.375%		12/31/2013	500	503,750
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%		4/15/2018	525	517,125
Quicksilver Resources, Inc.	8.25%		8/1/2015	250	245,000
SEMCO Energy, Inc.†	5.15%		4/21/2020	1,000	1,045,014

Total					7,289,845

Financial 0.81%
Ally Financial, Inc.†	8.30%		2/12/2015	1,175	1,182,344
CIT Group, Inc.	7.00%		5/1/2016	1,500	1,368,750
Equinox Holdings, Inc.†	9.50%		2/1/2016	1,800	1,773,000
International Lease Finance Corp.†	8.625%		9/15/2015	2,050	1,891,125
International Lease Finance Corp.†	8.75%		3/15/2017	3,050	2,798,375

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Financial (continued)
MU Finance plc (United Kingdom)†(a)	8.375%		2/1/2017	$2,000	$1,875,000
NXP BV LLC (Netherlands)(a)	3.053%	#	10/15/2013	250	216,562
Provident Funding Associates†	10.25%		4/15/2017	1,000	1,000,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	7.75%		10/15/2016	1,500	1,492,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.50%		5/15/2018	1,500	1,432,500

Total					15,030,156

Food/Tobacco 0.09%
Bumble Bee Foods LLC†	7.75%		12/15/2015	1,500	1,496,250
Del Monte Corp.†	7.50%		10/15/2019	250	255,625

Total					1,751,875

Forest Products/Containers 0.05%
Georgia-Pacific LLC†	8.25%		5/1/2016	250	261,250
Graham Packaging Co. LP/GPC Capital Corp. I†	8.25%		1/1/2017	500	488,750
Rock-Tenn Co.	9.25%		3/15/2016	125	132,813

Total					882,813

Gaming/Leisure 0.24%
Ameristar Casinos, Inc.	9.25%		6/1/2014	250	257,500
Belo Corp.	8.00%		11/15/2016	200	201,500
Boyd Gaming Corp.	7.125%		2/1/2016	500	430,000
Easton-Bell Sports, Inc.†	9.75%		12/1/2016	500	518,750
FelCor Lodging LP	10.00%		10/1/2014	300	301,500
MGM Mirage†	9.00%		3/15/2020	250	251,875
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%		4/15/2016	400	392,000
Mohegan Tribal Gaming Authority†	11.50%		11/1/2017	375	387,187
Scientific Games International, Inc.	9.25%		6/15/2019	500	518,750
WMG Acquisition Corp.†	9.50%		6/15/2016	500	520,000
Wynn Las Vegas LLC/Capital Corp.†	7.875%		11/1/2017	750	746,250

Total					4,525,312

Healthcare 0.43%
Axcan Intermediate Holdings, Inc.	12.75%		3/1/2016	50	50,750
HCA, Inc.†	7.25%		9/15/2020	2,000	2,000,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Healthcare (continued)
HCA, Inc.†	7.875%	2/15/2020	$650	$663,000
HCA, Inc.†	9.875%	2/15/2017	250	265,000
Life Technologies Corp.	4.40%	3/1/2015	1,200	1,241,189
Mylan, Inc.†	7.625%	7/15/2017	1,000	1,012,500
Mylan, Inc.†	7.875%	7/15/2020	1,000	1,006,250
Select Medical Corp.	7.625%	2/1/2015	500	472,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	1,325	1,265,375

Total				7,976,564

Housing 0.26%
Beazer Homes USA, Inc.	6.50%	11/15/2013	500	468,750
Building Materials Corp. of America†	7.50%	3/15/2020	3,000	2,947,500
K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016	1,000	1,027,500
KB Home	9.10%	9/15/2017	450	457,875

Total				4,901,625

Information Technology 0.41%
Equinix, Inc.	8.125%	3/1/2018	800	816,000
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	2,000	1,995,000
Freescale Semiconductor, Inc.†	10.125%	3/15/2018	2,400	2,502,000
NXP BV LLC (Netherlands)(a)	9.50%	10/15/2015	500	431,875
Seagate HDD Cayman†	6.875%	5/1/2020	2,000	1,910,000

Total				7,654,875

Manufacturing 0.54%
Actuant Corp.	6.875%	6/15/2017	500	475,000
Amsted Industries, Inc.†	8.125%	3/15/2018	1,000	995,000
Gardner Denver, Inc.	8.00%	5/1/2013	1,500	1,524,375
Manitowoc Co., Inc. (The)	9.50%	2/15/2018	2,500	2,468,750
Mueller Water Products, Inc.	7.375%	6/1/2017	1,000	890,000
Park-Ohio Industries, Inc.	8.375%	11/15/2014	892	825,100
RBS Global, Inc./Rexnord LLC†	8.50%	5/1/2018	3,100	2,960,500

Total				10,138,725

Media/Telecommunications 2.13%
Allbritton Communications Co.†	8.00%	5/15/2018	2,950	2,802,500
Brocade Communications Systems, Inc.†	6.625%	1/15/2018	2,450	2,425,500
Brocade Communications Systems, Inc.†	6.875%	1/15/2020	1,550	1,534,500

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media/Telecommunications (continued)
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	$500	$532,500
CCO Holdings LLC/CCO Holdings Capital Corp.†	8.125%	4/30/2020	1,000	995,000
Cellco Partnership/Verizon Wireless Capital LLC	8.50%	11/15/2018	475	594,835
Cincinnati Bell, Inc.	8.75%	3/15/2018	1,250	1,162,500
Cinemark USA, Inc.	8.625%	6/15/2019	1,750	1,776,250
CSC Holdings, Inc.†	8.50%	4/15/2014	250	261,250
Digicel Group Ltd. (Jamaica)†(a)	8.25%	9/1/2017	2,000	1,970,000
DigitalGlobe, Inc.†	10.50%	5/1/2014	250	268,750
Discovery Communications LLC	5.625%	8/15/2019	500	528,255
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	500	486,250
Gray Television, Inc.†	10.50%	6/29/2015	1,650	1,567,500
Hughes Network Systems LLC	9.50%	4/15/2014	500	500,000
Hughes Network Systems LLC	9.50%	4/15/2014	500	500,000
Intelsat Subsidiary Holding Co., Ltd.†	8.875%	1/15/2015	250	252,500
Lamar Media Corp.†	7.875%	4/15/2018	725	717,750
Level 3 Financing, Inc.†	10.00%	2/1/2018	250	221,250
LIN Television Corp.†	8.375%	4/15/2018	1,000	992,500
Live Nation Entertainment, Inc.†	8.125%	5/15/2018	3,450	3,432,750
Mediacom Broadband LLC	8.50%	10/15/2015	4,005	3,994,987
Mediacom Communications Corp.†	9.125%	8/15/2019	1,000	995,000
Nextel Communications, Inc.	6.875%	10/31/2013	500	481,250
Qwest Communications International, Inc.†	8.00%	10/1/2015	500	503,750
Salem Communications Corp.	9.625%	12/15/2016	1,883	1,915,953
SBA Telecommunications, Inc.†	8.25%	8/15/2019	250	261,875
Sinclair Broadcast Group, Inc.	8.00%	3/15/2012	2,500	2,475,000
Sprint Nextel Corp.	8.375%	8/15/2017	500	493,750
TCM Sub LLC†	3.55%	1/15/2015	750	759,201
Universal City Development Partners Ltd.†	8.875%	11/15/2015	775	771,125
Univision Communications, Inc. PIK†	9.75%	3/15/2015	526	449,286
Virgin Media Finance plc (United Kingdom)(a)	8.375%	10/15/2019	500	501,250
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	400	410,000
Wind Acquisition Finance SA (Italy)†(a)	12.00%	12/1/2015	750	776,250
Windstream Corp.	7.00%	3/15/2019	1,000	915,000
XM Satellite Radio, Inc.†	11.25%	6/15/2013	500	537,500

Total				39,763,517

Metals/Minerals 0.39%
AK Steel Corp.	7.625%	5/15/2020	675	669,937
Algoma Acquisition Corp. (Canada)†(a)	9.875%	6/15/2015	250	233,750

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Metals/Minerals (continued)
Arch Coal, Inc.†	8.75%	8/1/2016	$1,000	$1,025,000
Cliffs Natural Resources, Inc.	5.90%	3/15/2020	500	522,435
Essar Steel Algoma, Inc. (Canada)†(a)	9.375%	3/15/2015	2,000	2,060,000
Teck Resources Ltd. (Canada)(a)	9.75%	5/15/2014	500	588,248
United States Steel Corp.	7.375%	4/1/2020	1,000	982,500
Valmont Industries, Inc.	6.625%	4/20/2020	1,250	1,271,574

Total				7,353,444

Retail 0.39%
Ingles Markets, Inc.	8.875%	5/15/2017	1,000	1,026,250
Levi Strauss & Co.	8.875%	4/1/2016	1,000	1,042,500
Limited Brands, Inc.	7.00%	5/1/2020	1,000	1,000,000
QVC, Inc.†	7.125%	4/15/2017	1,350	1,319,625
QVC, Inc.†	7.375%	10/15/2020	1,350	1,316,250
Toys “R” Us Property Co. II LLC†	8.50%	12/1/2017	1,500	1,556,250

Total				7,260,875

Service 0.04%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	9.625%	3/15/2018	250	251,250
Corrections Corp. of America	7.75%	6/1/2017	500	518,750

Total				770,000

Transportation 0.33%
Cooper-Standard Automotive, Inc.†	8.50%	5/1/2018	1,415	1,400,850
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016	250	266,250
Navistar International Corp.	8.25%	11/1/2021	700	703,500
Oshkosh Corp.	8.50%	3/1/2020	1,000	1,040,000
Stanadyne Corp.	10.00%	8/15/2014	1,000	895,000
TRW Automotive, Inc.†	7.25%	3/15/2017	1,000	975,000
TRW Automotive, Inc.†	8.875%	12/1/2017	800	812,000

Total				6,092,600

Utility 0.24%
Calpine Corp.†	7.25%	10/15/2017	3,003	2,830,328
Continental Resources, Inc.†	7.375%	10/1/2020	500	490,000
Continental Resources, Inc.	8.25%	10/1/2019	500	518,750
Dynegy Holdings, Inc.	8.375%	5/1/2016	500	415,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utility (continued)
Inergy LP/Inergy Finance Corp.	8.75%	3/1/2015	$250	$256,250

Total				4,510,328

Total Corporate Bonds (cost $140,123,463)				140,217,304

FLOATING RATE LOANS(b) 89.43%

Aerospace 0.70%
Delta Air Lines, Inc. Secured Term Loan	8.75%	9/27/2013	1,995	2,004,547
Hawker Beechcraft Acquisition Co. LLC Letter of Credit	2.29%	3/26/2014	112	92,714
Hawker Beechcraft Acquisition Co. LLC Term Loan	2.29% - 2.354%	3/26/2014	1,883	1,558,825
Hawker Beechcraft Acquisition Co. LLC Term Loan	10.50%	3/26/2014	498	494,764
TASC, Inc. Term Loan A	5.50%	12/18/2014	839	839,198
TASC, Inc. Term Loan B	5.75%	12/18/2015	5,825	5,839,964
TransDigm Group, Inc. Term Loan	2.278%	6/23/2013	2,250	2,189,063

Total				13,019,075

Chemicals 3.93%
Celanese Holdings LLC Dollar Term Loan	2.042%	4/2/2014	2,718	2,598,948
CF Industries, Inc. New Term Loan B	4.50%	4/6/2015	15,700	15,732,248
Chemtura Debtor in Possession Term Loan	6.00%	3/22/2011	10,000	10,050,000
Hexion Specialty Chemicals, Inc. Extended Term Loan C1	4.063%	5/5/2015	2,402	2,228,014
Hexion Specialty Chemicals, Inc. Extended Term Loan C2	4.063%	5/5/2015	1,031	955,919
Hexion Specialty Chemicals, Inc. Extended Term Loan C4	4.125%	5/5/2015	1,463	1,346,409
Huntsman International LLC Term Loan C	2.604% - 2.684%	6/30/2016	795	752,414
INEOS U.S. Intermediate Finance LLC Term Loan B2	Zero Coupon	12/16/2013	2,368	2,260,791
INEOS U.S. Intermediate Finance LLC Term Loan C2	8.001%	12/16/2014	2,707	2,584,491
Lyondell Chemical Co. Exit Term loan	5.50%	4/8/2016	12,300	12,316,470
Momentive Performance Materials, Inc. Term Loan B	2.625%	12/4/2013	2,990	2,786,392
Nalco Co. Term Loan	6.50%	5/13/2016	2,471	2,477,196

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals (continued)
Rockwood Specialties Group, Inc. Term Loan H	6.00%	5/15/2014	$6,957	$6,966,261
Solutia, Inc. Term Loan B	4.75%	3/17/2017	10,200	10,214,872

Total				73,270,425

Consumer Non-Durables 3.09%
Hanesbrands, Inc. Term Loan	5.25%	12/10/2015	8,185	8,218,429
Hoffmaster Group, Inc. Term Loan B	7.002%	5/12/2016	5,250	5,154,844
Jarden Corp. Term Loan B4	3.54%	1/26/2015	1,422	1,412,061
Levi Strauss & Co. Term Loan	2.595%	3/27/2014	1,935	1,817,691
Phillips-Van Heusen Corp. Term Loan B	4.75%	5/6/2016	14,917	14,943,472
Reynolds Group Holdings, Inc. Dollar Term Loan	6.25%	5/5/2016	12,136	12,151,420
Reynolds Group Holdings, Inc. Incremental Term Loan	5.75%	5/5/2016	6,000	5,981,250
Sensus Metering Systems, Inc. Term Loan B3	7.00%	6/3/2013	5,900	5,907,583
Visant Corp. Term Loan C	2.297%	10/4/2011	2,000	1,973,750

Total				57,560,500

Energy 0.69%
CGGVeritas Services, Inc. Term Loan B	3.29% - 3.758%	1/12/2014	1,468	1,456,162
Dresser, Inc. 2nd Lien Term Loan	6.195%	5/4/2015	5,500	5,183,750
Dresser, Inc. Term Loan	2.695%	5/4/2014	3,854	3,619,506
Petroleum Geo-Services Term Loan B	2.05%	6/29/2015	804	789,317
Targa Resources, Inc. Term Loan	6.00%	7/5/2016	1,733	1,737,307

Total				12,786,042

Financial 6.32%
Alliant Holdings I, Inc. Term Loan B	3.29%	8/21/2014	4,975	4,601,433
American General Finance Corp. Term Loan B	7.25%	4/21/2015	28,500	27,709,125
CIT Group, Inc. Term Loan 1A	13.00%	1/20/2012	7,778	8,018,889
CIT Group, Inc. Term Loan 1B	13.00%	1/20/2012	1,400	1,437,100
CIT Group, Inc. Term Loan 2 Expansion	9.50%	1/18/2012	8,500	8,701,518
Delos Aircraft, Inc. Term Loan B2	7.00%	3/17/2016	7,139	6,985,925
Green Tree Credit Solutions Term Loan B	8.00%	12/18/2015	10,910	10,705,437
HUB International Holdings, Inc. Term Loan B	6.75%	6/13/2014	3,980	3,895,425
International Lease Finance Corp. Term Loan B1	6.75%	3/17/2015	17,736	17,416,337

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial (continued)
Munder Capital Management Term Loan	6.00%	3/22/2015	$2,000	$2,000,000
Nuveen Investments, Inc. 2nd Lien Term Loan	12.50%	7/31/2015	1,375	1,433,437
Nuveen Investments, Inc. Term Loan	3.322% - 3.328%	11/13/2014	18,359	15,647,660
Royalty Pharma Finance Trust Term Loan B	2.54%	4/16/2013	4,574	4,512,363
USI Holdings Corp. Incremental Term Loan	7.00%	5/5/2014	2,488	2,421,166
USI Holdings Corp. Term Loan	3.05%	5/5/2014	2,477	2,272,721

Total				117,758,536

Food/Tobacco 4.12%
ARAMARK Corp. Synthetic Letter of Credit	2.167%	1/27/2014	67	64,613
ARAMARK Corp. Term Loan	2.165%	1/27/2014	2,025	1,940,927
Dave & Buster’s, Inc. New Term Loan	6.50%	5/25/2015	3,600	3,573,000
Dean Foods Co. Term Loan B	1.675%	4/2/2014	2,494	2,399,753
Dole Food Co., Inc. Credit Link Deposit(c)	7.954%	8/30/2010	764	766,832
Dole Food Co., Inc. Term Loan B	5.00% - 5.50%	3/2/2017	5,736	5,756,855
Dole Food Co., Inc. Term Loan C	5.00% - 5.50%	3/2/2017	14,248	14,298,589
Michael Foods, Inc. Term Loan A	6.00%	10/30/2012	2,642	2,655,127
Michael Foods, Inc. Term Loan B	6.50%	5/1/2014	493	493,731
OSI Restaurant Partners LLC Revolver	2.507% - 4.50%	6/14/2013	392	341,413
OSI Restaurant Partners LLC Term Loan B	2.625%	6/14/2014	4,338	3,778,499
Pinnacle Foods Group, Inc. Term Loan B	2.778%	4/2/2014	1,382	1,305,659
Pinnacle Foods Group, Inc. Term Loan C	7.50%	4/2/2014	7,000	6,948,592
Savers, Inc. Term Loan B	5.75%	3/11/2016	7,000	6,965,000
SUPERVALU, INC. Extended Term Loan B2	3.104%	10/5/2015	578	568,167
SUPERVALU, INC. Term Loan B1	1.604%	6/1/2012	326	314,805
Wendy’s/Arby’s Restaurants LLC Term Loan B	5.00%	5/24/2017	13,800	13,805,755
Wm. Bolthouse Farms, Inc. 1st Lien Term Loan	5.50%	2/11/2016	4,800	4,795,502
Wm. Bolthouse Farms, Inc. 2nd Lien Term Loan	9.50%	8/11/2016	6,000	6,003,750

Total				76,776,569

Forest Products/Containers 2.07%
Anchor Glass Container Corp. 1st Lien Term Loan	6.00%	3/2/2016	8,612	8,547,714
Anchor Glass Container Corp. 2nd Lien Term Loan	10.00%	9/2/2016	2,000	1,982,500

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Forest Products/Containers (continued)
BWAY Corp. New Term Loan B	5.50%	5/19/2017	$9,000	$8,990,622
Georgia-Pacific LLC New Term Loan C	3.504% - 3.604%	12/23/2014	5,357	5,341,502
Graham Packaging Co. LP Term Loan C	6.75%	4/5/2014	5,244	5,268,938
Graphic Packaging International, Inc. Term Loan C	3.041% - 3.05%	5/16/2014	6,740	6,512,332
Smurfit Stone Container Enterprises, Inc. Deposit Funded Loan(d)	4.50%	11/1/2010	173	172,366
Smurfit Stone Container Enterprises, Inc. Revolver(d)	2.50% - 4.50%	11/1/2011	286	284,822
Smurfit Stone Container Enterprises, Inc. Revolver(d)	2.50% - 4.50%	11/2/2011	859	856,697
Smurfit Stone Container Enterprises, Inc. Term Loan B(d)	2.57%	11/1/2011	197	196,157
Smurfit Stone Container Enterprises, Inc. Term Loan C(d)	2.57%	11/1/2011	371	371,348
Smurfit Stone Container Enterprises, Inc. Term Loan C1(d)	2.57%	11/1/2011	112	112,275

Total				38,637,273

Gaming/Leisure 3.42%
24 Hour Fitness Worldwide, Inc. New Term Loan	6.75%	12/30/2015	10,400	9,971,000
Ameristar Casinos, Inc. Initial Term Loan	3.555%	11/10/2012	4,987	4,949,577
CCM Merger, Inc. Term Loan B	8.50%	7/13/2012	4,413	4,349,374
Green Valley Ranch Gaming LLC 1st Lien Term Loan B(d)	2.288% - 4.00%	2/16/2014	1,981	1,514,558
Green Valley Ranch Gaming LLC 2nd Lien Term Loan(d)	3.507%	8/16/2014	1,000	68,750
Harrah’s Operating Co., Inc. Incremental Term Loan B4	9.50%	10/31/2016	3,990	4,010,505
Harrah’s Operating Co., Inc. Term Loan B1	3.316%	1/28/2015	2,000	1,679,376
Harrah’s Operating Co., Inc. Term Loan B2	3.316%	1/28/2015	3,229	2,710,407
Harrah’s Operating Co., Inc. Term Loan B3	3.29% - 3.316%	1/28/2015	3,991	3,341,330
Isle of Capri Casinos, Inc. Delayed Draw Term Loan A	5.00%	11/25/2013	803	770,160
Isle of Capri Casinos, Inc. Delayed Draw Term Loan B	5.00%	11/25/2013	913	875,681
Isle of Capri Casinos, Inc. Term Loan B	5.00%	11/25/2013	2,282	2,189,202
Las Vegas Sands LLC Delayed Draw Term Loan	2.05%	5/23/2014	1,677	1,494,891

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gaming/Leisure (continued)
Las Vegas Sands LLC Term Loan B	2.05%	5/23/2014	$8,298	$7,398,379
MGM Mirage Term Loan D	6.00%	10/3/2011	2,000	1,903,126
MGM Mirage Term Loan E	7.00%	2/21/2014	800	673,429
Penn National Gaming, Inc. Term Loan B	2.05% - 2.12%	10/3/2012	1,000	974,531
SW Acquisition Co., Inc. Term Loan	5.75%	5/31/2016	11,985	11,999,981
Town Sports International, Inc. Term Loan	2.063%	2/27/2014	3,026	2,844,842

Total				63,719,099

Healthcare 9.84%
Alliance Healthcare Services, Inc. Term Loan B	5.50%	6/1/2016	6,988	6,961,297
Aveta Holdings LLC Term Loan	8.00%	4/14/2015	4,500	4,410,000
Aveta Holdings LLC Term Loan	8.00%	4/14/2015	4,500	4,410,000
Bausch & Lomb, Inc. Delayed Draw Term Loan	3.54%	4/24/2015	2,554	2,433,074
Bausch & Lomb, Inc. Term Loan	3.54%	4/24/2015	10,531	10,032,410
Biomet, Inc. Term Loan B	3.284% - 3.354%	3/25/2015	16,511	16,094,140
Butler Animal Health Supply LLC Term Loan	5.50% - 5.75%	12/31/2015	2,244	2,244,375
Catalent Pharma Solutions Dollar Term Loan	2.595%	4/10/2014	1,480	1,364,104
Community Health Systems, Inc. Delayed Draw Term Loan	2.788%	7/25/2014	728	682,143
Community Health Systems, Inc. Term Loan	2.604% - 2.788%	7/25/2014	14,911	13,974,945
Davita, Inc. Term Loan B1	1.79% - 1.85%	10/5/2012	2,500	2,449,652
Fresenius Medical Care Holdings, Inc. Term Loan B	1.664% - 1.699%	3/31/2013	1,532	1,497,663
Fresenius U.S. Finance I, Inc. Term Loan C1	4.50%	9/10/2014	4,182	4,189,201
Fresenius U.S. Finance I, Inc. Term Loan C2	4.50%	9/10/2014	1,818	1,820,801
HCA, Inc. Extended Term Loan B2	3.54%	3/31/2017	10,057	9,750,830
HCA, Inc. Term Loan B	2.54%	11/18/2013	15,764	14,934,864
Health Management Associates Term Loan B	2.04%	2/28/2014	2,971	2,798,525
HealthSouth Corp. Extended Term Loan B	4.01% - 4.05%	9/10/2015	297	291,064
HealthSouth Corp. Term Loan B	2.51% - 2.55%	3/11/2013	1,359	1,312,180
IASIS Healthcare Corp. Delayed Draw Term Loan	2.354%	3/14/2014	478	452,983
IASIS Healthcare Corp. Synthetic Letter of Credit	2.351%	3/14/2014	130	122,947

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Healthcare (continued)
IASIS Healthcare Corp. Term Loan B	2.354%	3/14/2014	$1,381	$1,308,862
IASIS Healthcare Corp. Term Loan PIK	5.588%	6/13/2014	1,574	1,444,299
IMS Health, Inc. Term Loan B	5.25%	2/26/2016	11,883	11,820,994
Mylan Laboratories, Inc. Term Loan A	3.125%	10/2/2013	3,000	2,951,250
Mylan Laboratories, Inc. Term Loan B	3.563%	10/2/2014	9,223	9,183,052
National Mentor Holdings, Inc. Letter of Credit	2.30%	6/29/2013	29	26,429
National Mentor Holdings, Inc. Term Loan B	2.30%	6/29/2013	1,465	1,335,390
Radnet Management, Inc. Term Loan	5.75% - 6.00%	4/1/2016	4,000	3,990,000
Rehabcare Group, Inc. Term Loan B	6.00%	11/24/2015	10,474	10,480,296
Select Medical Corp. Extended Incremental Term loan	4.234%	8/22/2014	1,425	1,375,323
Select Medical Corp. Extended Term Loan B	4.234%	8/22/2014	2,469	2,397,332
Skilled Healthcare Group, Inc. Delayed Draw Term Loan	5.25%	4/8/2016	250	248,750
Skilled Healthcare Group, Inc. Term Loan B	5.25%	4/8/2016	2,750	2,736,250
Vanguard Health Holding Co. II LLC Term Loan B	5.00%	1/29/2016	12,000	11,895,000
VWR Funding, Inc. Term Loan	2.854%	6/30/2014	3,637	3,397,372
Warner Chilcott plc Incremental Term Loan	5.75%	4/30/2015	3,836	3,837,871
Warner Chilcott plc Term Loan A	5.50%	10/30/2014	6,754	6,758,420
Warner Chilcott plc Term Loan B1	5.75%	4/30/2015	2,211	2,212,023
Warner Chilcott plc Term Loan B2	5.75%	4/30/2015	3,682	3,683,419

Total				183,309,530

Housing 3.07%
Atrium Companies, Inc. Exit Term Loan B	7.00%	4/29/2016	15,000	14,587,500
Building Materials Holding Corp. 1st Lien Term Loan	3.125%	2/24/2014	2,060	2,002,142
CB Richard Ellis Services, Inc. Term Loan B-1A	7.00%	12/21/2015	5,000	5,000,000
Custom Building Products, Inc. Term Loan B	5.75%	3/19/2015	9,788	9,751,430
Goodman Global, Inc. Term Loan B	6.25%	2/13/2014	15,244	15,278,827
Realogy Corp. Delayed Draw Term Loan	3.292% - 3.294%	10/10/2013	4,000	3,400,000
Realogy Corp. Letter of Credit	3.375%	10/10/2013	1,801	1,530,726
Realogy Corp. Term Loan	3.292%	10/10/2013	6,689	5,685,556

Total				57,236,181

Information Technology 3.83%
Aspect Software, Inc. New Term Loan B	6.25%	4/19/2016	7,200	7,092,000
Brocade Communications Systems, Inc. Term Loan B	7.00%	10/7/2013	918	921,995

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Information Technology (continued)
Commscope, Inc. Term Loan B	2.79% - 2.854%	12/26/2014	$2,275	$2,212,067
Freescale Semiconductor, Inc. Extended Term Loan B	4.528%	12/1/2016	14,861	13,147,092
Intersil Corp. Term Loan	4.75% - 5.50%	4/27/2016	5,600	5,598,600
MSCI, Inc. New Term Loan	4.75%	4/20/2016	13,000	13,016,250
Nuance Communications, Inc. Term Loan B1	2.28%	3/29/2013	986	953,350
Serena Software, Inc. Term Loan B	2.252%	3/10/2013	2,385	2,287,333
SunGard Data Systems, Inc. Incremental Term Loan	6.75%	2/28/2014	9,530	9,513,901
SunGard Data Systems, Inc. Term Loan A	2.047%	2/28/2014	2,992	2,862,852
SunGard Data Systems, Inc. Term Loan B	3.895% - 3.999%	2/26/2016	4,705	4,589,841
Telcordia Technologies, Inc. Term Loan B	6.75%	4/9/2016	9,250	9,130,518

Total				71,325,799

Manufacturing 4.94%
Baldor Electric Co. Term Loan B	5.25%	1/31/2014	10,967	10,968,199
Brand Energy & Infrastructure Services, Inc. Term Loan B2	3.563% - 3.813%	2/7/2014	3,729	3,539,556
Bucyrus International, Inc. Term Loan	4.50%	2/19/2016	18,650	18,622,808
Edwards (Cayman Islands II) Ltd. 1st Lien Term Loan	2.354%	5/31/2014	1,062	964,783
Gentek, Inc. Term Loan	7.00%	10/29/2014	7,087	7,102,757
Itron, Inc. Dollar Term Loan	3.86%	4/18/2014	7,567	7,564,709
Johnson Diversey, Inc. Term Loan B	5.50%	11/24/2015	10,253	10,265,803
Manitowoc Co., Inc. (The) Term Loan A	4.813%	11/6/2013	2,000	1,978,334
Manitowoc Co., Inc. (The) Term Loan B	7.50%	11/6/2014	5,258	5,244,897
Mueller Water Products, Inc. Term Loan A	5.29%	5/24/2012	1,941	1,926,229
Mueller Water Products, Inc. Term Loan B	5.29% - 5.338%	5/23/2014	4,588	4,565,129
Precision Drilling Corp. Term Loan B1	9.25%	9/30/2014	5,291	5,317,070
Precision Drilling Corp. Term Loan B2	11.25%	9/30/2014	2,767	2,787,989
Rexnord Industries LLC Term Loan B	2.813% - 2.875%	7/19/2013	1,931	1,846,363
Terex Corp. Term Loan	4.001%	7/14/2013	1,995	1,955,075
Veyance Technologies, Inc. 2nd Lien Term Loan	6.089%	7/13/2015	2,994	2,419,886
Veyance Technologies, Inc. Delayed Draw Term Loan	2.84%	7/31/2014	1,225	1,051,509

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Manufacturing (continued)
Veyance Technologies, Inc. Initial Term Loan	2.84%	7/31/2014	$4,591	$3,940,753

Total				92,061,849

Media/Telecommunications 19.96%
Affinion Group, Inc. Term Loan B	5.00%	10/10/2016	17,000	16,298,750
Atlantic Broadband Finance LLC Term Loan B2 B	6.75%	5/31/2013	8,084	8,017,052
Carmike Cinemas, Inc. Term Loan B	5.50%	1/27/2016	13,023	12,983,129
CCO Holdings LLC 3rd Lien Term	3.038%	9/6/2014	1,000	902,000
Cedar Fair LP Extended Term Loan B	4.354%	8/30/2014	5,297	5,277,542
Cengage Learning Acquisitions, Inc. Incremental Term Loan	7.50%	7/3/2014	5,736	5,800,219
Cengage Learning Acquisitions, Inc. Term Loan	2.79%	7/3/2014	9,486	8,246,845
Cequel Communications LLC New Term Loan	2.292%	11/5/2013	1,351	1,293,732
Charter Communications Operating LLC Extended Term Loan	3.55%	9/6/2016	3,000	2,802,858
Charter Communications Operating LLC New Term Loan	7.25%	3/6/2014	10,484	10,534,312
Charter Communications Operating LLC Term Loan	2.30%	3/6/2014	13,968	12,965,142
Cinemark USA, Inc. Extended Term Loan	3.55% - 3.68%	4/29/2016	7,550	7,496,145
Clear Channel Term Loan B	4.004%	1/28/2016	10,000	7,737,500
Consolidated Communications, Inc. Delayed Draw Term Loan	2.86%	12/31/2014	1,000	941,250
Consolidated Communications, Inc. Term Loan B	2.86%	12/31/2014	1,000	941,250
CSC Holdings, Inc. Incremental Term Loan B2	2.087%	3/29/2016	1,990	1,960,290
Emmis Operating Co. Term Loan B	4.288%	11/1/2013	4,387	3,893,582
Entercom Communication LLC Term Loan A	1.479%	6/30/2012	4,314	4,069,110
FoxCo Acquisition Sub LLC Term Loan	7.50%	7/14/2015	13,539	13,251,341
Gray Television, Inc. Term Loan B	3.80% - 3.81%	12/31/2014	4,017	3,768,230
Hughes Network Systems LLC Term Loan	3.063%	4/15/2014	2,500	2,387,500
Insight Midwest Holding, Inc. Term Loan	2.03% - 2.04%	4/7/2014	3,250	3,086,340
Integra Telecom, Inc. New Term Loan B	9.25%	4/15/2015	5,000	5,002,085
Intelsat Corp. Term Loan B-2-A (Luxembourg)(a)	2.792%	1/3/2014	1,334	1,276,186
Intelsat Corp. Term Loan B-2-B (Luxembourg)(a)	2.792%	1/3/2014	1,333	1,275,795
Intelsat Corp. Term Loan B-2-C (Luxembourg)(a)	2.792%	1/3/2014	1,333	1,275,795

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media/Telecommunications (continued)
Intelsat Jackson Holdings, Ltd. Term Loan (Luxembourg)(a)	3.292%	2/2/2014	$4,000	$3,676,000
Intelsat Subsidiary Holding Co., Ltd. Term Loan B (Luxembourg)(a)	2.792%	7/3/2013	3,175	3,063,868
Knology, Inc. Extended Term Loan	3.792%	6/30/2014	3,166	3,127,364
Lamar Media Corp. Term Loan B	4.25%	12/30/2016	17,000	17,031,875
Level 3 Financing, Inc. Term Loan A	2.548%	3/13/2014	7,000	6,326,250
LIN Television Corp. Delayed Draw Term Loan	4.04%	11/4/2011	457	456,930
Live Nation Entertainment, Inc. Term Loan B	4.50%	11/7/2016	14,000	13,982,500
Mediacom Broadband LLC Term Loan F	4.50%	10/23/2017	10,800	10,651,500
Mediacom Illinois LLC Term Loan D	5.50%	3/31/2017	2,985	2,961,866
Mediacom LLC Term Loan E	4.50%	10/23/2017	14,400	14,141,995
Metro-Goldwyn-Mayer Studios, Inc. Term Loan B(d)	20.50%	4/9/2012	489	217,078
MetroPCS Wireless, Inc. Term Loan B	2.563% - 2.625%	11/4/2013	3,487	3,354,446
Multi Packaging Solutions, Inc. Term Loan B	6.75%	5/13/2016	1,750	1,732,500
NextMedia Operating, Inc. New Term Loan B	8.251%	4/25/2016	2,250	2,255,625
Nielsen Finance LLC Term Loan A	2.297%	8/9/2013	10,949	10,245,792
Nielsen Finance LLC Term Loan B	4.047%	5/2/2016	10,193	9,857,410
Regal Cinemas Corp. New Term Loan	3.79%	11/21/2016	1,800	1,792,125
Regal Cinemas Corp. Term Loan	3.79%	10/28/2013	4,423	4,403,624
Sinclair Television Group, Inc. Term Loan B	6.75%	10/29/2015	6,285	6,312,269
Six Flags Theme Parks, Inc. Term Loan B	6.00%	6/30/2016	10,083	10,056,289
Sorenson Communications, Inc. Term Loan C	6.00%	8/16/2013	9,971	9,001,502
Telesat Canada Term Loan I (Canada)(a)	3.36%	10/31/2014	3,175	3,064,769
Telesat Canada Term Loan II (Canada)(a)	3.36%	10/31/2014	273	263,243
TowerCo Finance LLC Term Loan	6.00%	11/24/2014	6,284	6,294,726
Tribune Co. Term Loan B(c)	Zero Coupon	6/4/2014	15,000	9,262,500
U.S. TelePacific Corp. 1st Lien Term Loan	9.25%	8/17/2015	4,000	4,008,752
Universal City Development Partners Ltd. Term Loan B	5.50% - 6.00%	11/6/2014	10,034	10,025,976
Univision Communications, Inc. Term Loan B	2.54%	9/29/2014	23,000	19,826,713
Weather Channel Replacement Term Loan	5.00%	9/14/2015	18,465	18,478,802

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media/Telecommunications (continued)
West Corp. Term Loan B2	2.682% - 2.811%	10/24/2013	$302	$284,102
West Corp. Term Loan B3	7.25%	10/24/2013	2,235	2,242,180
West Corp. Term Loan B4	4.182% - 4.311%	7/15/2016	3,436	3,293,120
WideOpenWest Finance LLC Term Loan	6.771% - 8.75%	6/18/2014	6,700	6,674,875
WideOpenWest Finance LLC Term Loan B	2.752% - 4.75%	6/18/2014	3,181	2,947,843
Windstream Corp. Term Loan B2	3.06%	12/17/2015	3,987	3,934,647
Zuffa LLC Incremental Term Loan	7.50%	6/18/2015	2,737	2,758,028
Zuffa LLC Term Loan B	2.438%	6/20/2015	499	481,574

Total				371,974,638

Metals/Minerals 0.39%
Aleris International, Inc. Debtor in Possession Term Loan(d)(e)	13.00%	8/13/2010	104	108,215
John Maneely Co. Term Loan	3.55% - 3.554%	12/9/2013	4,591	4,412,177
Noranda Aluminum Acquisition Corp. Term Loan B	2.538%	5/18/2014	2,845	2,726,154

Total				7,246,546

Retail 4.40%
Bass Pro Group LLC Term Loan	5.00% - 5.75%	4/9/2015	13,308	13,283,221
Burlington Coat Factory Warehouse Corp. Term Loan	2.75% - 2.76%	5/28/2013	1,973	1,823,016
Claire’s Stores, Inc. Term Loan B	3.10%	5/29/2014	2,243	1,894,600
Dollar General Corp. Term Loan B1	3.087% - 3.104%	7/7/2014	3,926	3,790,770
Michaels Stores, Inc. Term Loan B1	2.563% - 2.813%	10/31/2013	2,844	2,599,152
Michaels Stores, Inc. Term Loan B2	4.813% - 5.063%	7/31/2016	12,207	11,659,426
Neiman-Marcus Group, Inc. (The) Term Loan B	2.252% - 2.285%	4/5/2013	3,746	3,436,887
PETCO Animal Supplies, Inc. Term Loan B	2.54% - 2.604%	10/25/2013	992	957,577
QVC, Inc. Term Loan J	4.841%	6/30/2012	6,299	6,299,114
QVC, Inc. Term Loan J	5.841%	3/30/2014	2,292	2,295,073
QVC, Inc. Term Loan W	4.841%	6/30/2012	2,000	2,000,000
QVC, Inc. Term Loan W	5.341%	6/30/2013	1,500	1,500,612
QVC, Inc. Term Loan W	5.841%	3/30/2014	1,461	1,463,081
Rite Aid Corp. Term Loan	6.00%	6/4/2014	8,956	8,608,698
Rite Aid Corp. Term Loan	9.50%	6/10/2015	5,680	5,795,438
Sally Holdings LLC Term Loan B	2.60%	11/15/2013	3,097	2,991,069

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Retail (continued)
Toys “R” Us, Inc. Term Loan B	4.595%	7/19/2012	$10,500	$10,402,875
Yankee Candle Co., Inc. (The) Term Loan B	2.36%	2/6/2014	1,176	1,131,858

Total				81,932,467

Service 10.43%
Advantage Sales & Marketing, Inc. Term Loan	5.00%	5/5/2016	15,500	15,428,963
Asurion Corp. 1st Lien Term Loan	3.278% - 3.421%	7/3/2014	3,234	3,113,639
Asurion Corp. 2nd Lien Term Loan	6.849%	7/3/2015	14,570	14,343,759
Avis Budget Car Rental LLC New Term Loan	5.75%	4/19/2014	7,921	7,827,389
Booz Allen Hamilton, Inc. Term Loan B	7.50%	7/31/2015	997	1,001,131
Booz Allen Hamilton, Inc. Term Loan C	6.00%	7/31/2015	7,830	7,843,099
Ceridian Corp. Term Loan	3.345%	11/9/2014	7,948	7,326,764
Dealer Computer Services, Inc. Term Loan B	5.25%	4/21/2017	17,844	17,754,736
First Data Corp. Term Loan B1	3.032% - 3.091%	9/24/2014	7,977	6,744,119
First Data Corp. Term Loan B2	3.032% - 3.04%	9/24/2014	7,516	6,345,985
First Data Corp. Term Loan B3	3.032% - 3.04%	9/24/2014	11,508	9,723,746
Hertz Corp. (The) Synthetic Letter of Credit	2.021%	12/21/2012	310	296,351
Hertz Corp. (The) Term Loan B	2.09% - 2.10%	12/21/2012	1,680	1,606,431
Infogroup Inc. New Term Loan B	7.25%	5/18/2016	11,000	10,899,163
Language Line LLC Term Loan B	5.50%	11/4/2015	14,429	14,332,653
FIS Term Loan B	3.528% - 3.594%	11/1/2014	6,002	5,967,212
N.E.W Holdings I LLC Secured Term Loan	6.00%	3/5/2016	12,000	11,857,500
Orbitz Worldwide, Inc. Term Loan	3.338% - 3.538%	7/25/2014	5,565	5,253,722
Rental Service Corp. 2nd Lien Term Loan	3.80%	12/2/2013	8,142	7,614,975
Sabre, Inc. Term Loan B	2.338% - 2.354%	9/30/2014	12,909	11,620,051
Sedgwick CMS Holdings 1st Lien Term Loan	5.50%	5/15/2016	9,900	9,875,250
ServiceMaster Co. Delayed Draw Term Loan	2.86%	7/24/2014	902	833,982
ServiceMaster Co. Term Loan	2.76% - 2.86%	7/24/2014	9,062	8,374,573
Travelport LLC Term Loan C	10.50%	8/23/2013	3,980	3,963,808
US Investigations Services, Inc. Term Loan	3.271%	2/21/2015	5,000	4,462,500

Total				194,411,501

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FLOATING RATE FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Transportation 6.54%
Allison Transmission, Inc. Term Loan B	3.01% - 3.10%	8/7/2014	$16,020	$14,628,309
DaimlerChrysler Financial Services Americas LLC 2nd Lien Term Loan	6.84%	8/3/2012	17,100	16,941,209
Dana Corp. Term Loan B	4.53% - 4.73%	1/30/2015	16,108	15,551,347
Federal-Mogul Corp. Term Loan B	2.218% - 2.278%	12/29/2014	3,824	3,358,977
Federal-Mogul Corp. Term Loan C	2.278%	12/28/2015	8,358	7,341,233
Ford Motor Co. Term Loan	3.31% - 3.34%	12/16/2013	26,378	24,691,973
Ford Motor Co. Term Loan B2	3.26%	12/16/2013	5,990	5,579,410
Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan	2.24%	4/30/2014	1,000	925,417
Navistar Financial Corp. Term Loan	4.625%	12/16/2012	3,980	3,817,485
Oshkosh Truck Corp. Term Loan B	6.26%	12/6/2013	8,827	8,852,145
Ozburn-Hessey Holding Co. LLC Term Loan B	7.50%	4/7/2015	14,333	14,360,208
Tenneco, Inc. Term Loan B1 Letter of Credit	5.285%	3/17/2014	2,727	2,736,796
TRW Automotive, Inc. Term Loan A2	4.063% - 4.188%	5/30/2015	2,993	2,970,056

Total				121,754,565

Utility 1.69%
Boston Generating LLC 1st Lien Term Loan	2.54%	12/20/2013	381	325,070
Boston Generating LLC Revolver	2.54%	12/20/2013	24	20,814
Boston Generating LLC Synthetic Letter of Credit	2.415%	12/20/2013	87	74,334
Calpine Corp. 1st Priority Term Loan	3.165%	3/29/2014	8,599	8,105,875
Dynegy Holdings, Inc. Synthetic Letter of Credit	4.11%	4/2/2013	1,295	1,239,853
Dynegy Holdings, Inc. Term Loan B	4.11%	4/2/2013	104	99,553
NRG Energy, Inc. Synthetic Letter of Credit	2.04%	2/1/2013	1,326	1,278,787
NRG Energy, Inc. Term Loan	1.998% - 2.104%	2/1/2013	1,683	1,622,488
Texas Competitive Electric Holdings Co. LLC Delayed Draw Term Loan	3.79% - 3.797%	10/10/2014	3,493	2,674,881
Texas Competitive Electric Holdings Co. LLC Term Loan B1	3.79% - 3.797%	10/10/2014	4,970	3,839,862
Texas Competitive Electric Holdings Co. LLC Term Loan B2	3.79% - 4.066%	10/10/2014	8,682	6,708,486

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FLOATING RATE FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Utility (continued)
Texas Competitive Electric Holdings Co. LLC Term Loan B3	3.79% - 3.797%	10/14/2014	$7,218		$5,550,406

Total					31,540,409

Total Floating Rate Loans (cost $1,672,025,923)					1,666,321,004

Total Long-Term Investments (cost $1,812,149,386)					1,806,538,308

SHORT-TERM INVESTMENTS 6.00%

Repurchase Agreement 6.00%
Repurchase Agreement dated 5/28/2010, 0.02% due 6/1/2010 with Fixed Income Clearing Corp. collateralized by $64,200,000 of U.S. Treasury Note at 3.125% due 8/31/2013, $21,990,000 of U.S. Treasury Note at 2.25% due 5/31/2014 and $23,040,000 of U.S. Treasury Note at 2.125% due 11/30/2014; value: $113,993,805; proceeds: $111,754,248 (cost $111,754,000)			111,754		111,754,000

Time Deposit 0.00%
State Street Bank & Trust Co. Euro Dollar Time Deposit (cost $286)	0.01%	6/1/2010	–	(f)	286

Total Short-Term Investments (cost $111,754,286)					111,754,286

Total Investments in Securities 102.95% (cost $1,923,903,672)					1,918,292,594

Liabilities in Excess of Cash and Other Assets (2.95%)					(55,053,191)

Net Assets 100.00%					$1,863,239,403

PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2010.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at May 31, 2010.
(c)	Defaulted security.
(d)	The borrower has filed for protection in federal bankruptcy court.
(e)	This security has additional commitments and contingencies. Principal amount and value exclude unfunded commitment. See note 2(p).
(f)	Amount is less than $1,000.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

HIGH YIELD FUND May 31, 2010

Investments			Shares (000)	Value
LONG-TERM INVESTMENTS 95.69%

COMMON STOCKS 1.04%

Automotive 0.44%
Cooper-Standard Holdings, Inc.*			17	$579,595
Cooper-Standard Holdings, Inc.*(a)			96	3,345,070

Total				3,924,665

Chemicals 0.32%
LyondellBasell Industries NV Class A (Netherlands)*(b)			82	1,462,702
LyondellBasell Industries NV Class B (Netherlands)*(b)			75	1,335,323

Total				2,798,025

Media: Cable 0.28%
Charter Communications, Inc. Class A*(c)			68	2,455,560

Total Common Stocks (cost $6,626,421)				9,178,250

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BOND 0.26%

Electronics
L-1 Identity Solutions, Inc. (cost $2,218,426)	3.75%	5/15/2027	$2,500	2,328,125

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 0.06%

Agency/Government Related 0.01%
Fannie Mae	8.75%		30	45,300

Automotive 0.05%
Cooper-Standard Holdings, Inc.(a)	7.00%		3	502,030

Total Convertible Preferred Stocks (cost $1,829,200)				547,330

			Principal Amount (000)
FLOATING RATE LOANS(d) 1.07%

Automotive 0.73%
Ford Motor Co. Term Loan	3.31% - 3.34%	12/16/2013	$6,880	6,440,492

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gaming 0.02%
Green Valley Ranch Gaming LLC 2nd Lien Term Loan(d)	3.507%	8/16/2014	$3,250	$223,438

Machinery 0.32%
Veyance Technologies, Inc. 2nd Lien Term Loan	6.089%	7/13/2015	3,500	2,829,165

Total Floating Rate Loans (cost $9,984,439)				9,493,095

FOREIGN GOVERNMENT OBLIGATIONS 0.34%

Argentina
City of Buenos Aires†(b) (cost $3,120,860)	12.50%	4/6/2015	3,000	2,955,000

HIGH YIELD CORPORATE BONDS 92.89%

Aerospace/Defense 0.55%
Esterline Technologies Corp.	7.75%	6/15/2013	2,000	2,022,500
Triumph Group, Inc.	8.00%	11/15/2017	2,950	2,846,750

Total				4,869,250

Airlines 1.37%
Delta Air Lines, Inc.†	12.25%	3/15/2015	3,250	3,388,125
United Air Lines, Inc.†	12.00%	11/1/2013	6,500	6,678,750
United Air Lines, Inc.†	12.00%	1/15/2016	1,875	2,014,219

Total				12,081,094

Apparel/Textiles 1.15%
Levi Strauss & Co.†	7.625%	5/15/2020	1,000	980,000
Oxford Industries, Inc.	11.375%	7/15/2015	4,425	4,845,410
Quiksilver, Inc.	6.875%	4/15/2015	4,950	4,356,000

Total				10,181,410

Auto Loans 1.58%
Ford Motor Credit Co. LLC	12.00%	5/15/2015	12,000	13,993,092

Auto Parts & Equipment 1.63%
Stanadyne Corp.	12.00%	2/15/2015	5,000	3,625,000
Tenneco, Inc.	10.25%	7/15/2013	8,000	8,240,000
TRW Automotive, Inc.†	8.875%	12/1/2017	2,500	2,537,500

Total				14,402,500

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2010

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Value
Automotive 1.05%
Ford Motor Co.	7.45%	7/16/2031		$3,500	$3,132,500
Motors Liquidation Co.(e)	7.20%	1/15/2011		10,000	3,150,000
Navistar International Corp.	8.25%	11/1/2021		2,000	2,010,000
Oshkosh Corp.	8.25%	3/1/2017		925	957,375

Total					9,249,875

Banking 1.63%
Ally Financial, Inc.†	8.00%	3/15/2020		2,200	2,139,500
Ally Financial, Inc.	8.00%	11/1/2031		6,000	5,490,000
Astoria Depositor Corp.†	8.144%	5/1/2021		2,250	2,205,000
Citigroup Capital XXI(f)	8.30%	12/21/2057		2,000	1,920,000
Wachovia Capital Trust III	5.80%	–	(g)	3,200	2,560,000
Washington Mutual Bank(e)	6.875%	6/15/2011		10,000	100,000

Total					14,414,500

Beverages 0.31%
CEDC Finance Corp. International, Inc.†	9.125%	12/1/2016		2,800	2,772,000

Building & Construction 2.90%
Beazer Homes USA, Inc.	6.50%	11/15/2013		5,000	4,687,500
K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016		6,500	6,678,750
KB Home	9.10%	9/15/2017		5,000	5,087,500
Lennar Corp.	12.25%	6/1/2017		2,175	2,555,625
Standard Pacific Corp.	10.75%	9/15/2016		4,000	4,360,000
William Lyon Homes, Inc.	10.75%	4/1/2013		2,550	2,269,500

Total					25,638,875

Building Materials 1.47%
Cemex Finance LLC†	9.50%	12/14/2016		4,000	3,670,000
Nortek, Inc.	11.00%	12/1/2013		3,150	3,291,750
Ply Gem Industries, Inc.	11.75%	6/15/2013		3,500	3,605,000
Ply Gem Industries, Inc.†	13.125%	7/15/2014		2,400	2,436,000

Total					13,002,750

Chemicals 0.97%
CF Industries, Inc.	7.125%	5/1/2020		1,000	1,011,250
Huntsman International LLC†	8.625%	3/15/2020		3,950	3,732,750
Ineos Finance plc (United Kingdom)†(b)	9.00%	5/15/2015		1,525	1,525,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Chemicals (continued)
LBI Escrow Corp.†	8.00%		11/1/2017	$2,250	$2,295,000

Total					8,564,000

Computer Hardware 1.03%
Brocade Communications Systems, Inc.†	6.625%		1/15/2018	5,200	5,148,000
Seagate Technology International†	10.00%		5/1/2014	3,500	3,941,875

Total					9,089,875

Consumer Products 0.51%
Easton-Bell Sports, Inc.†	9.75%		12/1/2016	4,325	4,487,188

Consumer/Commercial/Lease Financing 3.18%
American General Finance Corp.	0.507%	#	12/15/2011	4,475	3,879,051
American General Finance Corp.	6.90%		12/15/2017	3,025	2,420,000
GE Capital Trust I(h)	6.375%		11/15/2067	8,000	7,450,000
International Lease Finance Corp.†	8.75%		3/15/2017	7,500	6,881,250
Provident Funding Associates†	10.25%		4/15/2017	5,400	5,400,000
SquareTwo Financial Corp.†	11.625%		4/1/2017	2,200	2,128,500

Total					28,158,801

Diversified Capital Goods 1.07%
Amsted Industries, Inc.†	8.125%		3/15/2018	3,000	2,985,000
RBS Global, Inc./Rexnord LLC†	8.50%		5/1/2018	3,500	3,342,500
RBS Global, Inc./Rexnord LLC	11.75%		8/1/2016	3,000	3,150,000

Total					9,477,500

Electric: Generation 1.50%
Edison Mission Energy	7.75%		6/15/2016	7,000	5,110,000
Mirant Americas Generation LLC	9.125%		5/1/2031	3,000	2,730,000
Texas Competitive Electric Holdings Co. LLC	10.25%		11/1/2015	8,000	5,400,000

Total					13,240,000

Electronics 1.22%
Freescale Semiconductor, Inc.†	9.25%		4/15/2018	7,000	6,982,500
NXP BV LLC (Netherlands)(b)	3.053%	#	10/15/2013	725	628,031
ViaSystems, Inc.†	12.00%		1/15/2015	2,850	3,152,813

Total					10,763,344

Energy: Exploration & Production 3.52%
ATP Oil & Gas Corp.†	11.875%		5/1/2015	3,500	2,765,000
Berry Petroleum Co.	10.25%		6/1/2014	5,000	5,350,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Energy: Exploration & Production (continued)
Chesapeake Energy Corp.	6.25%	1/15/2018	$7,500	$7,481,250
Cimarex Energy Co.	7.125%	5/1/2017	3,200	3,200,000
Denbury Resources, Inc.	8.25%	2/15/2020	3,469	3,599,087
Forest Oil Corp.	7.25%	6/15/2019	5,000	4,731,250
OPTI Canada, Inc. (Canada)(b)	8.25%	12/15/2014	2,650	2,279,000
Patriot Coal Corp.	8.25%	4/30/2018	1,800	1,773,000

Total				31,178,587

Environmental 0.65%
Casella Waste Systems, Inc.†	11.00%	7/15/2014	5,450	5,749,750

Food & Drug Retailers 0.83%
Ingles Markets, Inc.	8.875%	5/15/2017	3,300	3,386,625
Rite Aid Corp.	9.375%	12/15/2015	4,750	3,930,625

Total				7,317,250

Food: Wholesale 1.99%
Bumble Bee Foods LLC†	7.75%	12/15/2015	3,000	2,992,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	10.625%	4/1/2017	11,000	11,357,500
Viskase Cos., Inc.†	9.875%	1/15/2018	3,200	3,248,000

Total				17,598,000

Forestry/Paper 3.07%
Appleton Papers, Inc.†	11.25%	12/15/2015	1,250	1,021,875
Cellu Tissue Holdings, Inc.	11.50%	6/1/2014	4,325	4,671,000
Clearwater Paper Corp.†	10.625%	6/15/2016	3,000	3,307,500
Mercer International, Inc. (Canada)(b)	9.25%	2/15/2013	2,125	2,085,156
NewPage Corp.	10.00%	5/1/2012	4,200	2,462,250
PE Paper Escrow GmbH (Austria)†(b)	12.00%	8/1/2014	5,000	5,484,005
Rock-Tenn Co.	9.25%	3/15/2016	5,000	5,312,500
Verso Paper Holdings LLC/Verso Paper, Inc.	9.125%	8/1/2014	3,000	2,850,000

Total				27,194,286

Gaming 3.43%
Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%	10/15/2015	3,000	2,685,000
Harrah’s Operating Co., Inc.†	12.75%	4/15/2018	3,750	3,487,500
MGM Mirage†	11.125%	11/15/2017	2,000	2,175,000
MGM Mirage†	11.375%	3/1/2018	5,950	5,533,500

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Gaming (continued)
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%		4/15/2016	$500	$490,000
Mohegan Tribal Gaming Authority	8.00%		4/1/2012	2,150	1,892,000
Mohegan Tribal Gaming Authority†	11.50%		11/1/2017	4,500	4,646,250
River Rock Entertainment Authority (The)	9.75%		11/1/2011	3,000	2,812,500
Scientific Games International, Inc.	9.25%		6/15/2019	3,250	3,371,875
Snoqualmie Entertainment Authority†	4.136%	#	2/1/2014	4,075	3,280,412

Total					30,374,037

Gas Distribution 3.06%
El Paso Corp.	7.75%		1/15/2032	3,000	2,833,497
El Paso Corp.	8.05%		10/15/2030	10,000	9,562,470
Ferrellgas Partners LP	8.625%		6/15/2020	3,000	2,992,500
Inergy LP/Inergy Finance Corp.	8.25%		3/1/2016	11,521	11,693,815

Total					27,082,282

Healthcare Facilities 4.92%
Biomet, Inc.	11.625%		10/15/2017	5,000	5,362,500
Community Health Systems, Inc.	8.875%		7/15/2015	4,250	4,361,562
HCA, Inc.	9.125%		11/15/2014	10,000	10,550,000
HealthSouth Corp.	8.125%		2/15/2020	5,000	4,875,000
National Mentor Holdings, Inc.	11.25%		7/1/2014	3,000	3,022,500
Radnet Management, Inc.†	10.375%		4/1/2018	3,250	2,988,375
Sun Healthcare Group, Inc.	9.125%		4/15/2015	3,000	3,142,500
Tenet Healthcare Corp.	9.25%		2/1/2015	5,000	5,162,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%		2/1/2018	4,300	4,106,500

Total					43,571,437

Health Services 0.79%
American Renal Holdings†	8.375%		5/15/2018	3,300	3,225,750
Omnicare, Inc.	7.75%		6/1/2020	3,750	3,778,125

Total					7,003,875

Investments & Miscellaneous Financial Services 1.89%
CIT Group Funding Co. of Delaware LLC	10.25%		5/1/2017	5,000	5,137,500
CIT Group, Inc.	7.00%		5/1/2017	9,000	8,167,500
Nuveen Investments, Inc.	10.50%		11/15/2015	2,750	2,488,750
Penson Worldwide, Inc.†	12.50%		5/15/2017	950	946,438

Total					16,740,188

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Leisure 1.38%
Equinox Holdings, Inc.†	9.50%	2/1/2016	$3,800	$3,743,000
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	4,250	3,984,375
Speedway Motorsports, Inc.	8.75%	6/1/2016	1,400	1,470,000
Universal City Development Partners Ltd.†	10.875%	11/15/2016	3,000	3,045,000

Total				12,242,375

Life Insurance 0.87%
MetLife Capital Trust X†	9.25%	4/8/2038	7,000	7,665,000

Machinery 2.04%
Altra Holdings, Inc.†	8.125%	12/1/2016	2,250	2,255,625
Baldor Electric Co.	8.625%	2/15/2017	5,915	6,048,087
Cleaver-Brooks, Inc.†	12.25%	5/1/2016	2,725	2,759,063
CPM Holdings, Inc.†	10.625%	9/1/2014	3,500	3,749,375
Manitowoc Co., Inc. (The)	9.50%	2/15/2018	3,250	3,209,375

Total				18,021,525

Media: Broadcast 4.99%
Allbritton Communications Co.†	8.00%	5/15/2018	2,000	1,900,000
Clear Channel Communications, Inc.	10.75%	8/1/2016	8,000	5,960,000
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	2,650	2,577,125
Gray Television, Inc.†	10.50%	6/29/2015	3,000	2,850,000
LIN Television Corp.†	8.375%	4/15/2018	1,400	1,389,500
Rainbow National Services LLC†	10.375%	9/1/2014	5,000	5,250,000
Salem Communications Corp.	9.625%	12/15/2016	4,750	4,833,125
Sinclair Television Group, Inc.†	9.25%	11/1/2017	3,500	3,482,500
Sirius XM Radio, Inc.†	8.75%	4/1/2015	5,600	5,460,000
Univision Communications, Inc. PIK†	9.75%	3/15/2015	5,361	4,576,689
XM Satellite Radio, Inc.†	11.25%	6/15/2013	5,500	5,912,500

Total				44,191,439

Media: Cable 2.63%
CCH II LLC/CCH II Capital Corp.†	13.50%	11/30/2016	3,800	4,336,356
CCO Holdings LLC/CCO Holdings Capital Corp.†	8.125%	4/30/2020	2,450	2,437,750
DISH DBS Corp.	7.125%	2/1/2016	2,000	1,970,000
Mediacom Communications Corp.†	9.125%	8/15/2019	6,900	6,865,500
Virgin Media Finance plc (United Kingdom)(b)	9.125%	8/15/2016	2,500	2,540,625
Virgin Media Finance plc (United Kingdom)(b)	9.50%	8/15/2016	5,000	5,150,000

Total				23,300,231

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2010

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Value
Media: Diversified 0.74%
Liberty Media LLC	8.50%	7/15/2029		$7,000	$6,510,000

Media: Services 2.35%
Lamar Media Corp.†	7.875%	4/15/2018		1,000	990,000
MDC Partners, Inc. (Canada)†(b)	11.00%	11/1/2016		4,000	4,300,000
Nielsen Finance LLC/Nielsen Finance Co. (12.50% after 8/1/2011)~	Zero Coupon	8/1/2016		10,000	9,300,000
WMG Acquisition Corp.	9.50%	6/15/2016		6,000	6,240,000

Total					20,830,000

Medical Products 0.82%
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016		5,000	5,218,750
Mylan, Inc.†	7.625%	7/15/2017		1,000	1,012,500
Mylan, Inc.†	7.875%	7/15/2020		1,000	1,006,250

Total					7,237,500

Metals/Mining (Excluding Steel) 1.95%
Compass Minerals International, Inc.†	8.00%	6/1/2019		3,000	3,135,000
CONSOL Energy, Inc.†	8.00%	4/1/2017		5,000	5,106,250
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017		3,000	3,266,772
Murray Energy Corp.†	10.25%	10/15/2015		2,500	2,500,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%	4/15/2018		1,850	1,822,250
Teck Resources Ltd. (Canada)(b)	10.25%	5/15/2016		1,200	1,411,610

Total					17,241,882

Multi-Line Insurance 2.07%
American International Group, Inc.	6.25%	5/1/2036		5,000	3,887,500
American International Group, Inc.	6.25%	3/15/2037		1,750	1,102,500
AXA SA (France)†(b)	6.379%	–	(g)	8,500	6,800,000
Genworth Financial, Inc.(i)	6.15%	11/15/2066		4,000	2,810,000
ZFS Finance (USA) Trust V†	6.50%	5/9/2037		4,000	3,680,000

Total					18,280,000

Non-Food & Drug Retailers 2.12%
Claire’s Stores, Inc. PIK	9.625%	6/1/2015		2,000	1,740,000
Limited Brands, Inc.	8.50%	6/15/2019		2,325	2,487,750
Michaels Stores, Inc.	10.00%	11/1/2014		875	902,344
Neiman-Marcus Group, Inc. (The)	10.375%	10/15/2015		5,250	5,197,500
QVC, Inc.†	7.125%	4/15/2017		3,000	2,932,500

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Non-Food & Drug Retailers (continued)
Toys “R” Us Property Co. I LLC†	10.75%	7/15/2017	$4,950	$5,506,875

Total				18,766,969

Oil Field Equipment & Services 1.63%
Basic Energy Services, Inc.	11.625%	8/1/2014	3,300	3,597,000
Hornbeck Offshore Services, Inc.	8.00%	9/1/2017	2,375	2,339,375
McJunkin Red Man Corp.†	9.50%	12/15/2016	2,300	2,242,500
PHI, Inc.	7.125%	4/15/2013	3,000	2,977,500
Thermon Industries, Inc.†	9.50%	5/1/2017	3,325	3,308,375

Total				14,464,750

Packaging 1.33%
Graham Packaging Co. LP/GPC Capital Corp. I	9.875%	10/15/2014	4,100	4,151,250
Graphic Packaging International, Inc.	9.50%	6/15/2017	5,500	5,747,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.50%	5/15/2018	2,000	1,910,000

Total				11,808,750

Printing & Publishing 0.57%
McClatchy Co. (The)†	11.50%	2/15/2017	5,000	5,050,000

Property & Casualty 1.22%
Liberty Mutual Group, Inc.†(j)	10.75%	6/15/2058	10,000	10,800,000

Real Estate Investment Trusts 0.63%
DuPont Fabros Technology LP†	8.50%	12/15/2017	5,500	5,582,500

Restaurants 0.28%
OSI Restaurant Partners LLC	10.00%	6/15/2015	2,500	2,462,500

Software/Services 2.46%
First Data Corp.	11.25%	3/31/2016	4,750	3,063,750
SunGard Data Systems, Inc.	10.25%	8/15/2015	7,500	7,621,875
Unisys Corp.†	14.25%	9/15/2015	6,615	7,772,625
Vangent, Inc.	9.625%	2/15/2015	3,500	3,298,750

Total				21,757,000

Steel Producers/Products 0.42%
Steel Dynamics, Inc.†	7.625%	3/15/2020	1,150	1,144,250
United States Steel Corp.	7.375%	4/1/2020	2,625	2,579,063

Total				3,723,313

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Support: Services 3.35%
American Residential Services LLC†	12.00%		4/15/2015	$2,450	$2,437,750
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	9.625%		3/15/2018	4,350	4,371,750
Live Nation Entertainment, Inc.†	8.125%		5/15/2018	2,200	2,189,000
NES Rentals Holdings, Inc.†	12.25%		4/15/2015	2,800	2,698,500
Rental Service Corp.†	10.00%		7/15/2017	4,000	4,325,000
Ticketmaster Entertainment, Inc.	10.75%		8/1/2016	3,950	4,305,500
Travelport LLC	11.875%		9/1/2016	5,000	5,062,500
United Rentals (North America), Inc.	10.875%		6/15/2016	4,000	4,280,000

Total					29,670,000

Telecommunications Equipment 0.57%
Alcatel-Lucent USA, Inc.	6.45%		3/15/2029	4,000	2,740,000
Sorenson Communications, Inc.†	10.50%		2/1/2015	3,500	2,327,500

Total					5,067,500

Telecommunications: Integrated/Services 4.60%
Cincinnati Bell, Inc.	8.75%		3/15/2018	4,000	3,720,000
Equinix, Inc.	8.125%		3/1/2018	3,000	3,060,000
GCI, Inc.†	8.625%		11/15/2019	5,000	4,875,000
Hughes Network Systems LLC	9.50%		4/15/2014	4,642	4,642,000
Intelsat Jackson Holdings SA (Luxembourg)(b)	11.25%		6/15/2016	5,000	5,300,000
Intelsat Luxembourg SA (Luxembourg)(b)	11.25%		2/4/2017	3,500	3,465,000
Nordic Telephone Holdings Co. (Denmark)†(b)	8.875%		5/1/2016	8,825	9,089,750
Qwest Communications International, Inc.†	8.00%		10/1/2015	6,550	6,599,125

Total					40,750,875

Telecommunications: Wireless 5.76%
Cricket Communications, Inc.	10.00%		7/15/2015	4,000	4,120,000
Digicel Group Ltd. (Jamaica)†(b)	8.25%		9/1/2017	3,000	2,955,000
GeoEye, Inc.†	9.625%		10/1/2015	4,500	4,545,000
iPCS, Inc.	2.469%	#	5/1/2013	5,000	4,625,000
MetroPCS Wireless, Inc.	9.25%		11/1/2014	4,575	4,735,125
Nextel Communications, Inc.	6.875%		10/31/2013	12,950	12,464,375
ViaSat, Inc.	8.875%		9/15/2016	2,000	2,030,000
Wind Acquisition Finance SA (Italy)†(b)	12.00%		12/1/2015	15,000	15,525,000

Total					50,999,500

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

HIGH YIELD FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Theaters & Entertainment 0.50%
AMC Entertainment, Inc.	11.00%	2/1/2016	$ 2,500	$ 2,575,000
Cinemark USA, Inc.	8.625%	6/15/2019	1,850	1,877,750

Total				4,452,750

Transportation (Excluding Air/Rail) 0.34%
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Greece)†(b)	8.875%	11/1/2017	3,000	3,045,000

Total High Yield Corporate Bonds (cost $802,183,968)				822,117,105

	Exercise Price	Expiration Date	Shares (000)
WARRANTS 0.03%

Automotive 0.03%
Cooper-Standard Holding, Inc.*	$27.33	11/27/2017	7	128,556
Cooper-Standard Holding, Inc.*(a)	27.33	11/27/2017	6	103,138

Total Warrants (cost $123,363)				231,694

Total Long-Term Investments (cost $826,086,677)				846,850,599

			Principal Amount (000)
SHORT-TERM INVESTMENT 0.34%

Repurchase Agreement
Repurchase Agreement dated 5/28/2010, 0.02% due 6/1/2010 with Fixed Income Clearing Corp. collateralized by $3,110,000 of Federal Home Loan Bank at 0.70% due 5/27/2011; value: $3,113,888; proceeds: $3,050,596 (cost $3,050,949)			$ 3,051	3,050,949

Total Investments in Securities 96.03% (cost $829,137,626)				849,901,548

Cash and Other Assets in Excess of Liabilities(k) 3.97%				35,120,888

Net Assets 100.00%				$885,022,436

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

HIGH YIELD FUND May 31, 2010

PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
#	Variable rate security. The interest rate represents the rate at May 31, 2010.
(a)	Restricted securities of Cooper Standard Holdings, Inc. acquired through private placement for the period ending May 31, 2010 are as follows:

Investment Type	Acquisition Date	Acquired Shares	Cost on Acquisition Date	Fair value per share at May 31, 2010
Common Stock	May 24, 2010	96,261	$2,120,030	$ 34.75
Convertible Preferred Stock	May 24, 2010	3,292	329,200	152.50
Warrant	May 27, 2010	5,576	–	18.50

(b)	Foreign security traded in U.S. dollars.
(c)	Restricted Security. The Fund acquired 68,210 shares in a private placement on June 11, 2009 for a cost of $1,278,938. The Fair value per share on May 31, 2010 is $36.00.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at May 31, 2010.
(e)	Defaulted security.
(f)	Debenture pays interest at an annual fixed rate of 8.30% through December 21, 2037. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 4.17% through December 21, 2057. This debenture is subject to full redemption at the option of the issuer any time prior to December 21, 2037.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Debenture pays interest at an annual fixed rate of 6.375% through November 15, 2017. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.289% through November 15, 2067. This debenture is subject to full redemption at the option of the issuer any time prior to November 15, 2017.
(i)	Debenture pays interest at an annual fixed rate of 6.15% through November 15, 2016. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 2.0025% through November 15, 2066. This debenture is subject to full redemption at the option of the issuer any time prior to November 15, 2016.
(j)	Debenture pays interest at an annual fixed rate of 10.75% through June 15, 2038. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 7.12% through June 15, 2058. This debenture is subject to full redemption at the option of the issuer any time prior to June 15, 2038.
(k)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on open futures contracts as follows:

Open Futures Contracts at May 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 10 Year-Treasury Note	September 2010	200	Short	$(23,975,000)	$80,644

See Notes to Financial Statements.

Schedule of Investments (unaudited)

INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 96.75%

ASSET-BACKED SECURITIES 2.23%

Automobiles 1.23%
Chrysler Financial Auto Securitization Trust 2009-B A2	1.15%		11/8/2011	$1,065	$1,066,197
Harley-Davidson Motorcycle Trust 2009-2 A2	2.00%		7/15/2012	1,349	1,353,294
Hyundai Auto Receivables Trust 2009-A A2	1.11%		2/15/2012	1,600	1,602,207
Mercedes-Benz Auto Receivables Trust 2010-1 A2	0.70%		8/15/2012	2,500	2,494,904
Nissan Auto Lease Trust 2009-A A3	2.92%		12/15/2011	3,980	4,033,362

Total					10,549,964

Credit Cards 0.33%
Chase Issuance Trust 2005-A8	0.377%	#	10/15/2012	2,772	2,771,492

Other 0.67%
CenterPoint Energy Transition Bond Co. LLC 2009-1 A2	3.46%		8/15/2019	4,200	4,274,184
SLM Student Loan Trust 2008-1 A1	0.566%	#	7/25/2013	1,475	1,476,082

Total					5,750,266

Total Asset-Backed Securities (cost $19,004,292)					19,071,722

CORPORATE BONDS 78.63%

Air Transportation 1.29%
Qantas Airways Ltd. (Australia)(a)†	6.05%		4/15/2016	2,500	2,641,780
Southwest Airlines Co.†	10.50%		12/15/2011	7,500	8,407,777

Total					11,049,557

Apparel 0.65%
Phillips-Van Heusen Corp.	7.75%		11/15/2023	2,250	2,390,330
Warnaco Group, Inc.	8.875%		6/15/2013	3,100	3,153,320

Total					5,543,650

Auto Parts: Original Equipment 0.66%
Cooper-Standard Automotive, Inc.†	8.50%		5/1/2018	500	495,000
ITC Holdings Corp.†	5.50%		1/15/2020	650	685,810
ITC Holdings Corp.†	6.05%		1/31/2018	4,130	4,463,320

Total					5,644,130

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Automotive 0.09%
Oshkosh Corp.	8.50%	3/1/2020	$750	$780,000

Banks: Diversified 3.21%
Barclays Bank plc (United Kingdom)(a)	6.75%	5/22/2019	1,155	1,233,019
Banco Espirito Santo Investimento do Brasil SA (Brazil)†(a)	5.625%	3/25/2015	300	281,658
BOM Capital plc (Russia)†(a)	6.699%	3/11/2015	300	287,250
Canadian Imperial Bank of Commerce (Canada)(a)†	2.00%	2/4/2013	800	813,224
CIT Group, Inc.	7.00%	5/1/2017	4,000	3,630,000
Citigroup, Inc.	8.50%	5/22/2019	950	1,114,906
Credit Suisse NY	5.30%	8/13/2019	1,600	1,646,834
Discover Bank	7.00%	4/15/2020	1,500	1,481,049
Discover Bank	8.70%	11/18/2019	575	630,143
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	4,223	4,280,251
Goldman Sachs Group, Inc. (The)	5.375%	3/15/2020	2,225	2,150,574
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	1,150	1,082,836
Itau Unibanco Holding SA (Brazil)†(a)	6.20%	4/15/2020	600	604,129
JPMorgan Chase & Co.	4.95%	3/25/2020	1,630	1,633,244
JPMorgan Chase & Co.	6.00%	1/15/2018	625	675,791
Morgan Stanley	6.25%	8/28/2017	1,104	1,108,440
Morgan Stanley	6.625%	4/1/2018	2,350	2,416,839
Regions Financial Corp.	5.75%	6/15/2015	1,000	991,407
Standard Chartered plc (United Kingdom)†(a)	3.85%	4/27/2015	575	561,895
Ukraine Issuance plc for Alfa Bank CJSC (United Kingdom)(a)	13.00%	7/30/2012	200	190,000
VTB Capital SA (Luxembourg)†(a)	6.875%	5/29/2018	300	308,250
Woori Bank (South Korea)†(a)	4.50%	10/7/2015	350	343,451

Total				27,465,190

Banks: Money Center 0.28%
1Malaysia Sukuk Global Berhad (Malaysia)†(a)	3.928%	6/4/2015	775	778,026
European Investment Bank (Luxembourg)(a)	3.125%	6/4/2014	1,540	1,599,877

Total				2,377,903

Beverages 0.44%
Bacardi Ltd.†	8.20%	4/1/2019	3,000	3,722,265

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Biotechnology Research & Production 0.39%
Bio-Rad Laboratories, Inc.	7.50%	8/15/2013	$1,200	$1,218,000
Cellu Tissue Holdings, Inc.	11.50%	6/1/2014	1,375	1,485,000
Talecris Biotherapeutics Holdings Corp.†	7.75%	11/15/2016	600	588,000

Total				3,291,000

Broadcasting 0.68%
Allbritton Communications Co.†	8.00%	5/15/2018	1,000	950,000
Cox Communications, Inc.†	9.375%	1/15/2019	3,050	3,968,379
Salem Communications Corp.	9.625%	12/15/2016	895	910,663

Total				5,829,042

Brokers 0.57%
Raymond James Financial, Inc.	8.60%	8/15/2019	4,200	4,850,832

Building Materials 1.22%
Building Materials Corp. of America†	7.00%	2/15/2020	2,998	2,983,010
Holcim US Finance SARL & Cie SCS (Luxembourg)†(a)	6.00%	12/30/2019	3,000	3,172,581
Martin Marietta Materials, Inc.	6.25%	5/1/2037	2,450	2,419,973
Rearden G Holdings EINS GmbH (Germany)†(a)	7.875%	3/30/2020	500	490,000
Texas Industries, Inc.	7.25%	7/15/2013	1,400	1,361,500

Total				10,427,064

Business Services 0.98%
Expedia, Inc.	7.456%	8/15/2018	3,230	3,544,925
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	700	704,061
Seminole Indian Tribe of Florida†	6.535%	10/1/2020	3,375	3,016,771
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings†	10.25%	12/1/2017	1,100	1,127,500

Total				8,393,257

Cable Services 1.56%
Comcast Corp.	6.95%	8/15/2037	4,500	5,031,990
Time Warner Cable, Inc.	5.85%	5/1/2017	4,500	4,896,751
Time Warner Cable, Inc.	7.30%	7/1/2038	3,000	3,437,514

Total				13,366,255

Chemicals 2.14%
Airgas, Inc.†	7.125%	10/1/2018	4,400	4,774,000
CF Industries, Inc.	7.125%	5/1/2020	250	252,813

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals (continued)
Huntsman International LLC	7.875%	11/15/2014	$250	$240,000
Huntsman International LLC†	8.625%	3/15/2020	275	259,875
Incitec Pivot Finance LLC†	6.00%	12/10/2019	3,775	3,830,130
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	2,350	2,269,411
Methanex Corp. (Canada)(a)	8.75%	8/15/2012	2,500	2,612,500
Mosaic Co. (The)†	7.375%	12/1/2014	675	718,111
Mosaic Co. (The)†	7.625%	12/1/2016	1,000	1,097,966
Nalco Co.	8.875%	11/15/2013	1,500	1,533,750
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	5.50%	4/21/2020	450	435,879
Towngas China Co., Ltd. (Hong Kong)(a)	8.25%	9/23/2011	270	284,517

Total				18,308,952

Coal 1.41%
CONSOL Energy, Inc.	7.875%	3/1/2012	4,600	4,922,000
CONSOL Energy, Inc.†	8.00%	4/1/2017	1,000	1,021,250
Drummond Co., Inc.	7.375%	2/15/2016	2,325	2,226,187
Drummond Co., Inc.†	9.00%	10/15/2014	150	150,000
Peabody Energy Corp.	5.875%	4/15/2016	2,750	2,708,750
Peabody Energy Corp.	7.875%	11/1/2026	770	804,650
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%	4/15/2018	250	246,250

Total				12,079,087

Communications & Media 0.15%
Digicel Group Ltd. (Jamaica)†(a)	8.25%	9/1/2017	1,300	1,280,500

Communications Technology 0.29%
American Tower Corp.	7.00%	10/15/2017	1,000	1,107,500
American Tower Corp.†	7.25%	5/15/2019	1,250	1,390,625

Total				2,498,125

Computer Software 1.40%
BMC Software, Inc.	7.25%	6/1/2018	4,600	5,382,580
Brocade Communications Systems, Inc.†	6.625%	1/15/2018	1,350	1,336,500
Brocade Communications Systems, Inc.†	6.875%	1/15/2020	500	495,000
Intuit, Inc.	5.75%	3/15/2017	4,000	4,379,536
JDA Software Group, Inc.†	8.00%	12/15/2014	350	356,125

Total				11,949,741

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Construction/Homebuilding 0.07%
Odebrecht Finance Ltd.†	7.00%	4/21/2020	$600	$594,000

Consumer Products 0.04%
Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	350	349,125

Containers 1.12%
Crown Americas LLC/Crown Americas Capital Corp.	7.625%	11/15/2013	860	881,500
Pactiv Corp.	7.95%	12/15/2025	1,900	1,826,491
Pactiv Corp.	8.125%	6/15/2017	1,300	1,327,753
Rock-Tenn Co.	5.625%	3/15/2013	1,148	1,176,700
Rock-Tenn Co.	9.25%	3/15/2016	1,050	1,115,625
Sealed Air Corp.†	6.875%	7/15/2033	3,550	3,251,573

Total				9,579,642

Copper 0.04%
Southern Copper Corp.	5.375%	4/16/2020	300	299,260

Diversified 0.64%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/ Reynolds Group Issuer Luxembourg SA†	8.50%	5/15/2018	500	477,500
Susser Holdings LLC/Susser Finance Corp.†	8.50%	5/15/2016	250	248,125
Tyco Electronics Group SA (Switzerland)(a)	7.125%	10/1/2037	3,500	3,924,812
Voto-Votorantim Ltd.†	6.75%	4/5/2021	850	839,375

Total				5,489,812

Drugs 0.25%
Valeant Pharmaceuticals International†	7.625%	3/15/2020	150	147,375
Valeant Pharmaceuticals International	8.375%	6/15/2016	1,950	2,003,625

Total				2,151,000

Electric: Equipment/Components 0.02%
Centrais Eletricas Brasileiras SA (Brazil)†(a)	6.875%	7/30/2019	200	213,000

Electric: Power 7.31%
AES Red Oak LLC	8.54%	11/30/2019	1,692	1,717,772
Allegheny Energy Supply Co. LLC†	6.75%	10/15/2039	3,000	2,963,052
Arizona Public Service Co.	5.50%	9/1/2035	4,220	3,922,680
Black Hills Corp.	6.50%	5/15/2013	500	541,436
Black Hills Corp.	9.00%	5/15/2014	1,950	2,268,768
Bruce Mansfield Unit	6.85%	6/1/2034	4,909	5,455,484

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Electric: Power (continued)
Cleco Power LLC	6.50%		12/1/2035	$1,940	$2,015,340
Cleco Power LLC	6.65%		6/15/2018	2,500	2,797,897
Coso Geothermal Power Holdings LLC†	7.00%		7/15/2026	1,865	1,815,457
Dubai Electricity & Water Authority (United Arab Emirates)†(a)	8.50%		4/22/2015	1,000	1,005,529
Elwood Energy LLC	8.159%		7/5/2026	1,294	1,232,712
Energy East Corp.	6.75%		7/15/2036	2,450	2,640,669
Entergy Arkansas, Inc.	5.40%		5/1/2018	500	501,031
Entergy Louisiana LLC	6.50%		9/1/2018	2,600	2,911,974
Entergy Mississippi, Inc.	5.92%		2/1/2016	1,000	1,016,783
Gulf Power Co.	0.388%	#	6/28/2010	750	750,035
Indiantown Cogeneration LP	9.77%		12/15/2020	1,700	1,854,518
KCP&L Greater Missouri Operations Co.	11.875%		7/1/2012	3,780	4,356,605
Listrindo Capital BV (Netherlands)†(a)	9.25%		1/29/2015	200	202,238
NiSource Finance Corp.	10.75%		3/15/2016	6,225	7,993,024
NV Energy, Inc.	8.625%		3/15/2014	2,300	2,377,625
PNM Resources, Inc.	9.25%		5/15/2015	759	815,925
Reliant Energy Mid-Atlantic Power Holdings LLC	9.237%		7/2/2017	241	250,638
SPI Electricity & Gas Australia Holdings Pty Ltd. (Australia)(a)	5.75%		9/14/2016	750	809,400
Star Energy Geothermal Wayang Windu Ltd. (Indonesia)†(a)	11.50%		2/12/2015	400	412,000
Tenaska Alabama Partners LP†	7.00%		6/30/2021	2,741	2,700,297
Tenaska Georgia Partners LP	9.50%		2/1/2030	2,053	2,349,204
Texas-New Mexico Power Co.†	9.50%		4/1/2019	3,800	4,766,781

Total					62,444,874

Electrical Equipment 0.41%
Amphenol Corp.	4.75%		11/15/2014	2,000	2,100,054
Public Service Co. of New Mexico	7.50%		8/1/2018	1,350	1,405,864

Total					3,505,918

Electrical: Household 0.45%
Legrand France SA (France)(a)	8.50%		2/15/2025	3,200	3,834,595

Electronics 0.60%
Sensus USA, Inc.	8.625%		12/15/2013	650	643,500
Thomas & Betts Corp.	5.625%		11/15/2021	4,225	4,462,407

Total					5,105,907

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Electronics: Semi-Conductors/Components 0.87%
Agilent Technologies, Inc.	6.50%		11/1/2017	$1,950	$2,172,727
KLA-Tencor Corp.	6.90%		5/1/2018	4,730	5,224,342

Total					7,397,069

Energy Equipment & Services 1.15%
Cameron International Corp.	6.375%		7/15/2018	3,942	4,184,953
CMS Energy Corp.	8.75%		6/15/2019	950	1,041,463
EQT Corp.	6.50%		4/1/2018	1,100	1,218,620
EQT Corp.	8.125%		6/1/2019	961	1,151,106
Kazatomprom (Kazakhstan)†(a)	6.25%		5/20/2015	200	198,500
Massey Energy Co.	6.875%		12/15/2013	800	772,000
Salton Sea Funding Corp.	7.475%		11/30/2018	703	780,581
Stone Energy Corp.	8.625%		2/1/2017	500	467,500

Total					9,814,723

Entertainment 0.12%
Live Nation Entertainment, Inc.†	8.125%		5/15/2018	225	223,875
MU Finance plc (United Kingdom)†(a)	8.375%		2/1/2017	850	796,875

Total					1,020,750

Fertilizers 0.44%
Mosaic Global Holdings, Inc.	7.30%		1/15/2028	3,375	3,753,378

Financial: Miscellaneous 0.55%
Ford Motor Credit Co. LLC	5.507%	#	6/15/2011	650	654,063
Ford Motor Credit Co. LLC	7.25%		10/25/2011	2,500	2,545,965
Ford Motor Credit Co. LLC	8.70%		10/1/2014	1,250	1,286,762
NASDAQ OMX Group, Inc. (The)	4.00%		1/15/2015	250	251,133

Total					4,737,923

Financial Services 3.37%
Ameriprise Financial, Inc.	5.30%		3/15/2020	750	772,035
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%		4/15/2040	1,633	1,610,180
Astoria Depositor Corp.†	8.144%		5/1/2021	2,000	1,960,000
Banco Panamericano SA (Brazil)†(a)	8.50%		4/23/2020	1,050	1,073,625
Bank of America Corp.	7.375%		5/15/2014	750	828,841
Bear Stearns Cos. LLC	7.25%		2/1/2018	1,550	1,769,630
CCL Finance Ltd.†	9.50%		8/15/2014	200	220,000
CEDC Finance Corp. International, Inc.†	9.125%		12/1/2016	1,200	1,188,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial Services (continued)
EDP Finance BV (Netherlands)†(a)	4.90%	10/1/2019	$400	$365,458
EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	3,540	3,533,639
EGE Haina Finance Co. (Dominican Republic)†(a)	9.50%	4/26/2017	300	300,000
FMR LLC†	6.45%	11/15/2039	1,650	1,685,196
General Electric Capital Corp.	6.875%	1/10/2039	1,100	1,173,358
Grupo Papelero Scribe SA de CV (Mexico)†(a)	8.875%	4/7/2020	190	157,463
Itabo Finance SA (Dominican Republic)†(a)	10.875%	10/5/2013	325	329,875
Lender Processing Services, Inc.	8.125%	7/1/2016	400	424,000
Marsh & McLennan Cos., Inc.	5.375%	7/15/2014	3,000	3,149,775
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	250	245,000
Nomura Holdings, Inc. (Japan)(a)	6.70%	3/4/2020	1,250	1,288,800
Petrobras International Finance Co. (Brazil)(a)	6.875%	1/20/2040	3,000	3,025,644
SquareTwo Financial Corp.†	11.625%	4/1/2017	850	822,375
TD Ameritrade Holding Corp.	5.60%	12/1/2019	1,750	1,814,976
Xstrata Finance Canada Ltd. (Canada)†(a)	5.80%	11/15/2016	1,000	1,077,211

Total				28,815,081

Food 1.65%
Corporacion Pesquera Inca SAC (Peru)†(a)	9.00%	2/10/2017	630	630,000
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	900	802,125
Kraft Foods, Inc.	6.50%	2/9/2040	8,925	9,506,803
M-Foods Holdings, Inc.†	9.75%	10/1/2013	1,350	1,397,250
Southern States Cooperative, Inc.†	11.25%	5/15/2015	800	764,000
TreeHouse Foods, Inc.	7.75%	3/1/2018	1,000	1,025,000

Total				14,125,178

Gaming 0.52%
Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%	10/15/2015	845	756,275
International Game Technology	7.50%	6/15/2019	2,650	3,069,315
Turning Stone Casino Resort†	9.125%	9/15/2014	650	650,000

Total				4,475,590

Health Care Products 0.43%
Biogen Idec, Inc.	6.875%	3/1/2018	1,850	2,095,710
Biomet, Inc.	11.625%	10/15/2017	1,050	1,126,125
Inverness Medical Innovations, Inc.	7.875%	2/1/2016	500	482,500

Total				3,704,335

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care Services 0.44%
Omega Healthcare Investors, Inc.	7.00%	1/15/2016	$1,000	$990,000
Omega Healthcare Investors, Inc.†	7.50%	2/15/2020	1,875	1,865,625
Select Medical Corp.	7.625%	2/1/2015	1,000	945,000

Total				3,800,625

Household Equipment/Products 0.13%
Dollar General Corp.	10.625%	7/15/2015	1,000	1,095,000

Household Furnishings 0.24%
ALH Finance LLC/ALH Finance Corp.	8.50%	1/15/2013	1,300	1,274,000
Sealy Mattress Co.†	10.875%	4/15/2016	742	816,200

Total				2,090,200

Industrial Products 0.40%
Vale Overseas Ltd. (Brazil)(a)	5.625%	9/15/2019	405	417,647
Vale Overseas Ltd. (Brazil)(a)	6.875%	11/21/2036	1,025	1,024,181
Vale Overseas Ltd. (Brazil)(a)	6.875%	11/10/2039	2,000	2,002,110

Total				3,443,938

Insurance 1.15%
Fidelity National Financial, Inc.	6.60%	5/15/2017	1,750	1,749,690
Markel Corp.	7.125%	9/30/2019	3,480	3,800,793
Validus Holdings Ltd.	8.875%	1/26/2040	775	822,208
Willis North America, Inc.	6.20%	3/28/2017	2,000	2,055,834
Willis North America, Inc.	7.00%	9/29/2019	1,375	1,439,467

Total				9,867,992

Investment Management Companies 1.14%
BlackRock, Inc.	6.25%	9/15/2017	5,704	6,464,725
Equinox Holdings, Inc.†	9.50%	2/1/2016	225	221,625
Lazard Group LLC	7.125%	5/15/2015	2,900	3,074,067

Total				9,760,417

Leasing 0.43%
International Lease Finance Corp.	5.65%	6/1/2014	1,850	1,600,250
International Lease Finance Corp.†	8.625%	9/15/2015	750	691,875
International Lease Finance Corp.†	8.75%	3/15/2017	1,500	1,376,250

Total				3,668,375

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Leisure 1.45%
Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	$4,000	$4,682,520
Leslie’s Poolmart, Inc.	7.75%	2/1/2013	1,500	1,503,750
Seneca Gaming Corp.	7.25%	5/1/2012	1,200	1,185,000
Seneca Gaming Corp.	7.25%	5/1/2012	1,275	1,259,063
Speedway Motorsports, Inc.	6.75%	6/1/2013	2,349	2,343,127
Speedway Motorsports, Inc.	8.75%	6/1/2016	1,350	1,417,500

Total				12,390,960

Lodging 1.11%
Hyatt Hotels Corp.†	5.75%	8/15/2015	3,470	3,621,479
Hyatt Hotels Corp.†	6.875%	8/15/2019	3,000	3,177,732
Wyndham Worldwide Corp.	7.375%	3/1/2020	2,100	2,128,701
Wyndham Worldwide Corp.	9.875%	5/1/2014	500	552,988

Total				9,480,900

Machinery: Agricultural 0.47%
Lorillard Tobacco Co.	8.125%	5/1/2040	1,100	1,091,170
Lorillard Tobacco Co.	8.125%	6/23/2019	2,481	2,704,794
MHP SA (Ukraine)†(a)	10.25%	4/29/2015	250	222,500

Total				4,018,464

Machinery: Industrial/Specialty 0.11%
CPM Holdings, Inc.†	10.625%	9/1/2014	900	964,125

Machinery: Oil Well Equipment & Services 1.08%
National Oilwell Varco, Inc.	6.125%	8/15/2015	4,585	4,752,692
Pride International, Inc.	7.375%	7/15/2014	3,500	3,587,500
Pride International, Inc.	8.50%	6/15/2019	775	852,500

Total				9,192,692

Manufacturing 0.42%
Amsted Industries, Inc.†	8.125%	3/15/2018	500	497,500
Freedom Group, Inc.†	10.25%	8/1/2015	700	724,500
Freedom Group, Inc.†	10.25%	8/1/2015	250	258,750
Lennox International, Inc.	4.90%	5/15/2017	800	809,479
Trinity Industries, Inc.	6.50%	3/15/2014	750	755,625
Wabtec Corp.	6.875%	7/31/2013	500	510,625

Total				3,556,479

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Materials & Commodities 0.07%
RBS Global, Inc./Rexnord LLC†	8.50%	5/1/2018	$600	$573,000

Media 2.83%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	2,500	2,590,625
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	5,650	6,109,322
Gaylord Entertainment Co.	6.75%	11/15/2014	850	790,500
LIN Television Corp.†	8.375%	4/15/2018	225	223,313
NET Servicos de Comunicacao SA (Brazil)†(a)	7.50%	1/27/2020	300	303,000
Rainbow National Services LLC†	8.75%	9/1/2012	3,885	3,943,275
Rainbow National Services LLC†	10.375%	9/1/2014	1,075	1,128,750
TCM Sub LLC†	3.55%	1/15/2015	1,500	1,518,402
Time Warner, Inc.	7.625%	4/15/2031	4,540	5,234,352
Viacom, Inc.	4.375%	9/15/2014	1,300	1,366,967
Viacom, Inc.	6.75%	10/5/2037	925	998,301

Total				24,206,807

Metal Fabricating 0.51%
Timken Co.	6.00%	9/15/2014	3,000	3,259,047
Xstrata Canada Corp. (Canada)(a)	6.20%	6/15/2035	925	848,611
Xstrata Canada Corp. (Canada)(a)	7.25%	7/15/2012	225	243,813

Total				4,351,471

Metals & Minerals: Miscellaneous 4.64%
Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2014	6,275	7,382,537
CII Carbon LLC†	11.125%	11/15/2015	1,725	1,699,125
Cliffs Natural Resources, Inc.	5.90%	3/15/2020	1,650	1,724,034
Compass Minerals International, Inc.†	8.00%	6/1/2019	1,000	1,045,000
Freeport-McMoRan Copper & Gold, Inc.	8.25%	4/1/2015	900	968,464
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	3,200	3,484,557
Freeport-McMoRan Corp.	9.50%	6/1/2031	900	1,154,264
Newmont Mining Corp.	6.25%	10/1/2039	1,000	1,019,054
Rio Tinto Finance USA Ltd. (Australia)(a)	8.95%	5/1/2014	10,500	12,624,906
Teck Resources Ltd. (Canada)(a)	6.125%	10/1/2035	625	600,503
Teck Resources Ltd. (Canada)(a)	10.25%	5/15/2016	1,950	2,293,867
Teck Resources Ltd. (Canada)(a)	10.75%	5/15/2019	4,675	5,641,865

Total				39,638,176

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Natural Gas 2.15%
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	$3,750	$4,519,327
SEMCO Energy, Inc.†	5.15%	4/21/2020	2,400	2,508,034
Source Gas LLC†	5.90%	4/1/2017	4,150	3,985,054
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	3,770	3,784,138
Texas Eastern Transmission LP	7.00%	7/15/2032	3,164	3,622,691

Total				18,419,244

Oil 4.83%
Anadarko Petroleum Corp.	6.20%	3/15/2040	1,950	1,807,010
Brigham Exploration Co.	9.625%	5/1/2014	1,100	1,100,000
Concho Resources, Inc.	8.625%	10/1/2017	400	407,000
Continental Resources, Inc.†	7.375%	10/1/2020	750	735,000
Continental Resources, Inc.	8.25%	10/1/2019	1,400	1,452,500
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.888%	6/15/2019	1,554	1,588,148
Halliburton Co.	6.70%	9/15/2038	1,830	1,996,545
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	400	390,000
Holly Corp.†	9.875%	6/15/2017	1,175	1,192,625
KazMunaiGaz Finance Sub BV (Netherlands)†(a)	7.00%	5/5/2020	250	241,875
L International Finance BV (Netherlands)†(a)	6.375%	11/5/2014	500	497,500
Mariner Energy, Inc.	8.00%	5/15/2017	800	865,000
Mariner Energy, Inc.	11.75%	6/30/2016	1,400	1,743,000
Motiva Enterprises LLC†	6.85%	1/15/2040	2,000	2,220,494
Pan American Energy LLC (Argentina)†(a)	7.875%	5/7/2021	1,725	1,699,125
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	3,800	4,223,860
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	1,300	1,299,826
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	6.75%	9/30/2019	1,000	1,092,628
SEACOR Holdings, Inc.	7.375%	10/1/2019	4,285	4,388,153
Swift Energy Co.	8.875%	1/15/2020	500	493,750
Whiting Petroleum Corp.	7.00%	2/1/2014	1,700	1,719,125
Whiting Petroleum Corp.	7.25%	5/1/2013	550	552,062
Woodside Finance Ltd. (Australia)†(a)	8.125%	3/1/2014	3,000	3,467,784
Woodside Finance Ltd. (Australia)†(a)	8.75%	3/1/2019	5,000	6,135,730

Total				41,308,740

Oil: Crude Producers 4.11%
Alberta Energy Co., Ltd. (Canada)(a)	8.125%	9/15/2030	4,965	6,249,282
Cimarex Energy Co.	7.125%	5/1/2017	775	775,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Crude Producers (continued)
Crosstex Energy/Crosstex Energy Finance Corp.†	8.875%	2/15/2018	$600	$594,000
Enogex LLC†	6.25%	3/15/2020	4,000	4,184,804
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	1,191	1,345,488
Holly Energy Partners LP/Holly Energy Finance Corp.†	8.25%	3/15/2018	1,450	1,457,250
Kerr-McGee Corp.	7.125%	10/15/2027	1,000	1,034,267
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	3,924	4,304,307
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	1,000	1,044,681
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	2,245	2,367,606
Noble Energy, Inc.	5.25%	4/15/2014	2,000	2,150,528
Petroleum Development Corp.	12.00%	2/15/2018	1,225	1,267,875
Plains Exploration & Production Co.	10.00%	3/1/2016	470	489,975
Range Resources Corp.	8.00%	5/15/2019	1,500	1,552,500
Southeast Supply Header LLC†	4.85%	8/15/2014	2,600	2,705,430
Southern Star Central Corp.†	6.75%	3/1/2016	1,000	1,005,000
Southwestern Energy Co.	7.50%	2/1/2018	2,450	2,584,750

Total				35,112,743

Oil: Integrated Domestic 2.73%
El Paso Pipeline Partners Operating Co. LLC	6.50%	4/1/2020	900	914,224
Hess Corp.	7.125%	3/15/2033	1,900	2,190,681
Marathon Oil Corp.	6.60%	10/1/2037	1,875	1,974,227
National Fuel Gas Co.	6.50%	4/15/2018	1,400	1,517,200
National Fuel Gas Co.	8.75%	5/1/2019	3,975	4,789,008
Pacific Energy Partners LP/PAA Finance Corp.	6.25%	9/15/2015	500	513,551
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	1,800	1,822,946
Questar Gas Co.	7.20%	4/1/2038	1,000	1,185,052
Questar Pipeline Co.	5.83%	2/1/2018	1,250	1,381,151
Rockies Express Pipeline LLC†	6.85%	7/15/2018	5,045	5,459,956
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	3/15/2020	300	300,000
Thermon Industries, Inc.†	9.50%	5/1/2017	125	124,375
Transcontinental Gas Pipe Line Corp.	7.25%	12/1/2026	1,000	1,135,757

Total				23,308,128

Paper & Forest Products 1.09%
Cascades, Inc. (Canada)†(a)	7.875%	1/15/2020	200	199,000
Clearwater Paper Corp.†	10.625%	6/15/2016	1,075	1,185,187

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Paper & Forest Products (continued)
Fibria Overseas Finance Ltd.†	7.50%		5/4/2020	$100	$98,500
Georgia-Pacific LLC	8.875%		5/15/2031	2,000	2,120,000
Glatfelter†	7.125%		5/1/2016	1,200	1,146,000
Plum Creek Timberlands LP	5.875%		11/15/2015	2,000	2,161,556
Potlatch Corp.	6.95%		12/15/2015	500	507,500
Sino-Forest Corp. (Hong Kong)†(a)	9.125%		8/17/2011	230	238,050
Sino-Forest Corp. (Hong Kong)†(a)	10.25%		7/28/2014	1,000	1,065,000
Smurfit Kappa Funding plc (Ireland)(a)	7.75%		4/1/2015	650	636,188

Total					9,356,981

Pollution Control 0.17%
Clean Harbors, Inc.	7.625%		8/15/2016	1,400	1,442,000

Real Estate Investment Trusts 0.91%
Digital Realty Trust LP†	5.875%		2/1/2020	750	756,184
Federal Realty Investment Trust	5.90%		4/1/2020	750	779,989
Health Care REIT, Inc.	6.125%		4/15/2020	1,250	1,286,759
Healthcare Realty Trust, Inc.	6.50%		1/17/2017	1,250	1,321,390
Simon Property Group LP	5.65%		2/1/2020	2,190	2,264,753
Tanger Properties LP	6.15%		11/15/2015	1,250	1,338,284

Total					7,747,359

Retail 0.31%
Arcos Dorados BV (Netherlands)†(a)	7.50%		10/1/2019	1,250	1,281,250
QVC, Inc.†	7.50%		10/1/2019	1,025	1,004,500
Vitamin Shoppe Industries, Inc.	7.936%	#	11/15/2012	350	352,188

Total					2,637,938

Retail: Specialty 0.23%
Brown Shoe Co., Inc.	8.75%		5/1/2012	1,200	1,215,000
Sonic Automotive, Inc.	9.00%		3/15/2018	750	759,375

Total					1,974,375

Services 0.36%
Corrections Corp. of America	6.25%		3/15/2013	1,250	1,257,812
Iron Mountain, Inc.	7.75%		1/15/2015	1,625	1,641,250
Town Sports International Holdings, Inc.	11.00%		2/1/2014	200	185,000

Total					3,084,062

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Steel 1.68%
Allegheny Ludlum Corp.	6.95%	12/15/2025	$350	$334,672
Allegheny Technologies, Inc.	9.375%	6/1/2019	3,800	4,457,358
ArcelorMittal (Luxembourg)(a)	9.85%	6/1/2019	4,350	5,318,106
Valmont Industries, Inc.	6.625%	4/20/2020	3,168	3,222,677
Valmont Industries, Inc.	6.875%	5/1/2014	1,000	1,016,250

Total				14,349,063

Storage Facilities 0.28%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC†	8.875%	3/15/2018	2,350	2,373,500

Telecommunications 1.76%
Atlantic Broadband Finance LLC	9.375%	1/15/2014	1,000	1,015,000
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	3,700	3,940,500
DigitalGlobe, Inc.†	10.50%	5/1/2014	2,300	2,472,500
GCI, Inc.†	8.625%	11/15/2019	875	853,125
GeoEye, Inc.†	9.625%	10/1/2015	575	580,750
Inmarsat Finance plc (United Kingdom)†(a)	7.375%	12/1/2017	900	902,250
Intelsat Jackson Holdings SA (Luxembourg)†(a)	8.50%	11/1/2019	600	600,000
Intelsat Subsidiary Holding Co., Ltd.†	8.875%	1/15/2015	475	479,750
NII Capital Corp.	10.00%	8/15/2016	1,150	1,236,250
Telemar Norte Leste SA (Brazil)†(a)	9.50%	4/23/2019	500	587,500
ViaSat, Inc.	8.875%	9/15/2016	400	406,000
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	1,250	1,281,250
WireCo WorldGroup†	9.50%	5/15/2017	700	686,875

Total				15,041,750

Textile Products 0.07%
Mohawk Industries, Inc.	6.50%	1/15/2011	587	597,273

Tobacco 1.38%
Altria Group, Inc.	7.75%	2/6/2014	600	688,500
Altria Group, Inc.	9.95%	11/10/2038	5,750	7,375,617
Universal Corp.	6.25%	12/1/2014	3,500	3,770,868

Total				11,834,985

Toys 0.15%
Hasbro, Inc.	6.35%	3/15/2040	1,250	1,302,206

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Transportation: Miscellaneous 0.37%
Commercial Barge Line Co.	12.50%	7/15/2017	$650	$689,000
Martin Midstream Partners LP/Martin Midstream Finance Corp.†	8.875%	4/1/2018	325	315,250
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Greece)†(a)	8.875%	11/1/2017	1,500	1,522,500
Teekay Corp. (Canada)(a)	8.50%	1/15/2020	350	355,250
Transportadora de Gas del Sur SA (Argentina)†(a)	7.875%	5/14/2017	265	247,775

Total				3,129,775

Utilities: Electrical 1.91%
Calpine Corp.†	7.25%	10/15/2017	1,000	942,500
IPALCO Enterprises, Inc.†	7.25%	4/1/2016	3,725	3,808,813
IPALCO Enterprises, Inc.	8.625%	11/14/2011	2,700	2,828,250
Otter Tail Corp.	9.00%	12/15/2016	3,500	3,675,000
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	4.75%	9/15/2014	300	299,336
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)(a)†	6.165%	10/25/2017	1,400	1,393,500
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.25%	9/16/2019	200	199,101
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)(a)†	6.50%	10/27/2036	3,425	3,142,403

Total				16,288,903

Wholesale 0.06%
Marfrig Overseas Ltd.†	9.50%	5/4/2020	350	327,250
Marfrig Overseas Ltd.†	9.625%	11/16/2016	200	191,000

Total				518,250

Total Corporate Bonds (cost $633,208,122)				672,194,606

FLOATING RATE LOANS(b) 0.28%

Drugs 0.10%
Warner Chilcott plc Incremental Term Loan	5.75%	4/30/2015	158	157,559
Warner Chilcott plc Term Loan A	5.50%	10/30/2014	331	330,734
Warner Chilcott plc Term Loan B	5.75%	4/30/2015	152	152,190
Warner Chilcott plc Term Loan B2	5.75%	4/30/2015	253	253,424

Total				893,907

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Energy Equipment & Services 0.01%
Targa Resources, Inc. New Term Loan	6.00%	7/15/2016		$120	$120,646

Household Equipment/Products 0.06%
Dollar General Corp. Term Loan B1	3.087% - 3.104%	7/7/2014		512	494,609

Telecommunications 0.06%
Atlantic Broadband Finance LLC Term Loan B2	2.55%	9/1/2011		18	17,441
Atlantic Broadband Finance LLC Term Loan B2	6.75%	5/31/2013		475	471,459

Total					488,900

Utilities: Miscellaneous 0.05%
Sensus Metering Systems, Inc. Term Loan B3	7.00%	6/3/2013		398	398,616

Total Floating Rate Loans (cost $2,348,348)					2,396,678

FOREIGN BONDS(c) 0.36%

Netherlands 0.08%
New World Resources NV†	7.875%	5/1/2018	EUR	250	289,914
Ziggo Bond Co. BV†	8.00%	5/15/2018	EUR	300	358,021

Total					647,935

United Kingdom 0.28%
Infinis plc†	9.125%	12/15/2014	GBP	1,500	2,201,764
Matalan Finance Ltd.†	9.625%	3/31/2017	GBP	150	220,719

Total					2,422,483

Total Foreign Bonds (cost $3,427,095)					3,070,418

FOREIGN GOVERNMENT OBLIGATIONS 1.12%

Argentina 0.12%
City of Buenos Aires†(a)	12.50%	4/6/2015		$500	492,500
Provincia de Buenos Aires(a)	9.625%	4/18/2028		400	283,000
Republic of Argentina(a)	8.28%	12/31/2033		381	247,436

Total					1,022,936

Bahamas 0.10%
Commonwealth of Bahamas†	6.95%	11/20/2029		815	822,172

Bahrain 0.07%
Kingdom of Bahrain†(a)	5.50%	3/31/2020		600	589,997

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Value
Brazil 0.03%
Federal Republic of Brazil(a)	5.625%		1/7/2041	$300		$290,400

Cayman Islands 0.19%
Cayman Islands Government†	5.95%		11/24/2019	1,600		1,601,344

Dominican Republic 0.06%
Dominican Republic†(a)	7.50%		5/6/2021	400		396,500
Dominican Republic†(a)	9.04%		1/23/2018	109		118,588

Total						515,088

Lithuania 0.07%
Republic of Lithuania†(a)	6.75%		1/15/2015	600		618,773

Mexico 0.06%
United Mexican States(a)	5.875%		2/17/2014	500		547,500

Poland 0.04%
Republic of Poland(a)	6.375%		7/15/2019	312		341,328

Russia 0.31%
Russia Eurobonds†(a)	3.625%		4/29/2015	1,000		961,500
Russia Eurobonds†(a)	5.00%		4/29/2020	1,000		957,500
Russia Eurobonds†(a)	7.50%		3/31/2030	644		720,958

Total						2,639,958

Ukraine 0.06%
Ukraine Government†(a)	6.58%		11/21/2016	200		187,000
Ukraine Government†(a)	7.65%		6/11/2013	300		305,700

Total						492,700

Venezuela 0.01%
Republic of Venezuela(a)	9.375%		1/13/2034	148		90,280

Total Foreign Government Obligations (cost $9,345,626)						9,572,476

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.45%
Federal Home Loan Mortgage Corp. 73 G IO	1095.35%	(d)	10/15/2020	–	(e)	9,188
Federal Home Loan Mortgage Corp. 141 A PO	Zero Coupon		7/1/2022	27		26,087
Federal Home Loan Mortgage Corp. 181 F IO	494.14%	(d)	8/15/2021	3		29,684
Federal Home Loan Mortgage Corp. 1020 S IO	900.95%	(d)	12/15/2020	–	(e)	4,787
Federal Home Loan Mortgage Corp. 1032 IO	544.714%	(d)	12/15/2020	–	(e)	9,723

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. 1046 I IO	1009.00%	(d)	2/15/2021	$–	(e)	$6,047
Federal Home Loan Mortgage Corp. 1049 N IO	1010.50%	(d)	2/15/2021	–	(e)	12,499
Federal Home Loan Mortgage Corp. 1058 I IO	1008.50%	(d)	4/15/2021	–	(e)	4,369
Federal Home Loan Mortgage Corp. 1059 U IO	409.00%	(d)	4/15/2021	–	(e)	4,810
Federal Home Loan Mortgage Corp. 1066 S IO	1195.607%	(d)	4/15/2021	–	(e)	19,052
Federal Home Loan Mortgage Corp. 1082 D IO	1007.78%	(d)	5/15/2021	1		29,683
Federal Home Loan Mortgage Corp. 1095 A PO	Zero Coupon		6/15/2021	32		29,582
Federal Home Loan Mortgage Corp. 1137 M IO	1185.497%	(d)	9/15/2021	–	(e)	8,349
Federal Home Loan Mortgage Corp. 1148 F PO	Zero Coupon		10/15/2021	68		65,377
Federal Home Loan Mortgage Corp. 1180 G IO	1008.40%	(d)	11/15/2021	–	(e)	3,276
Federal Home Loan Mortgage Corp. 1200 IB IO	1007.00%	(d)	2/15/2022	–	(e)	1,277
Federal Home Loan Mortgage Corp. 1241 X IO	982.654%	(d)	4/15/2022	–	(e)	2,096
Federal Home Loan Mortgage Corp. 1363 B PO	Zero Coupon		8/15/2022	112		99,877
Federal Home Loan Mortgage Corp. 1372 C PO	Zero Coupon		9/15/2022	58		53,047
Federal Home Loan Mortgage Corp. K003 A5	5.085%		3/25/2019	6,500		7,034,922
Federal Home Loan Mortgage Corp. K004 A2	4.186%		8/25/2019	8,200		8,303,014
Federal Home Loan Mortgage Corp. K005 A2	4.317%		11/25/2019	7,360		7,514,434
Federal Home Loan Mortgage Corp. K006 A2	4.251%		1/25/2020	1,700		1,724,403
Federal National Mortgage Assoc. 94 2 IO	9.50%		8/1/2021	15		3,407
Federal National Mortgage Assoc. 133 1 PO	Zero Coupon		4/25/2022	6		5,899
Federal National Mortgage Assoc. 1991-158 E IO	1008.00%	(d)	12/25/2021	–	(e)	6,219
Federal National Mortgage Assoc. 2009-M2 A2	3.334%		1/25/2019	4,400		4,505,131

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $28,992,413)						29,516,239

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.56%
Federal National Mortgage Assoc.(f) (cost $4,554,779)	5.036%	#	10/1/2035	4,556		4,758,379

MUNICIPAL BONDS 3.77%

General Obligation 0.31%
Memphis TN Build America Bds Ser B	5.895%		5/1/2027	1,405		1,502,409
Philadelphia PA Sch Dist Build America Bds	6.765%		6/1/2040	1,095		1,171,124

Total						2,673,533

Housing 0.33%
Indianapolis IN Loc Pub Impt Bd Bk Build America Bds	6.004%		1/15/2040	700		743,771
Indianapolis IN Loc Pub Impt Bd Bk Build America Bds Ser B2	6.116%		1/15/2040	1,550		1,671,970
Port of Seattle WA Rev Ser B1	7.00%		5/1/2036	345		374,180

Total						2,789,921

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Other Revenue 0.62%
Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%	1/1/2042	$1,715	$1,839,749
Dist of Columbia Income Tax Rev Build America Bds Ser E	5.591%	12/1/2034	1,100	1,138,126
FL Atlantic Univ Fin Corp Cap Impt Rev Build America Bds	7.589%	7/1/2037	670	731,573
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	1,475	1,555,240

Total				5,264,688

Sales Tax 0.34%
New York City NY Transnl Fin Auth Build America Bds	5.767%	8/1/2036	2,800	2,897,076

Transportation 1.05%
Chicago IL O’Hare Intl Arpt Build America Bds	6.395%	1/1/2040	275	294,731
Chicago IL O’Hare Intl Arpt Build America Bds	6.845%	1/1/2038	925	964,155
Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	2,245	2,338,706
MD St Transn Auth Build America Bds	5.888%	7/1/2043	700	741,139
Metro WA DC Arpts Auth Build America Bds	7.462%	10/1/2046	1,055	1,136,446
NC Tpk Auth Build America Bds Ser B	6.70%	1/1/2039	920	981,042
NH St Tpk Sys Rev Build America Bds Ser A	6.009%	11/1/2039	615	632,115
OR St Dept of Transn Hwy Build America Bds	5.834%	11/15/2034	1,265	1,344,518
UT Transit Auth Sales Tax Rev Build America Bds Ser B	5.937%	6/15/2039	500	543,875

Total				8,976,727

Utilities 1.12%
East Baton Rouge LA Swr Commn Build America Bds	6.087%	2/1/2045	440	435,380
Grant Cnty WA Pub Util Dist No 2 Build America Bds	5.83%	1/1/2040	1,075	1,120,139
Muni Elec Auth GA Build America Bds	6.655%	4/1/2057	1,450	1,462,528
Muni Elec Auth GA Build America Bds	7.055%	4/1/2057	2,850	2,837,147
New York City NY Muni Wtr Fin Auth Build America Bds	6.011%	6/15/2042	1,260	1,358,444
Sacramento CA Muni Util Dist Build America Bds Ser V	6.322%	5/15/2036	680	709,158
San Diego Cnty CA Wtr Auth Build America Bds Ser B	6.138%	5/1/2049	700	746,249

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Utilities (continued)
Seattle WA Muni Lt & Pwr Rev Build America Bds	5.57%		2/1/2040	$900	$910,413

Total					9,579,458

Total Municipal Bonds (cost $30,812,866)					32,181,403

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.98%
Banc of America Commercial Mortgage, Inc. 2005-2 A5	4.857%		7/10/2043	1,105	1,140,124
Banc of America Commercial Mortgage, Inc. 2006-1 A4	5.372%		9/10/2045	3,275	3,342,857
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.149%	#	10/12/2042	1,000	1,049,708
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%		12/11/2038	5,000	5,274,069
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AB	5.533%		10/12/2041	3,350	3,545,013
Credit Suisse Mortgage Capital 2006-C1 A2	5.512%		2/15/2039	3,000	3,080,378
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%		8/15/2036	5,019	5,261,964
Developers Diversified Realty I Depositor LLC Trust 2009-DDR1 A†	3.807%		10/14/2014	4,651	4,795,762
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.335%	#	3/10/2044	3,130	3,258,276
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB12 A4	4.895%		9/12/2037	3,000	3,076,139
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%		9/15/2030	2,300	2,366,672
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.233%	#	11/12/2037	3,310	3,431,189
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	973	972,987
Morgan Stanley Capital I 2006-IQ11 A2	5.693%		10/15/2042	2,400	2,445,711
Morgan Stanley Capital I 2006-T23 AAB	5.797%	#	8/12/2041	2,525	2,716,112
RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2015	4,600	4,629,734
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%		6/15/2035	735	737,231

Total Non-Agency Commercial Mortgage-Backed Securities (cost $48,910,711)					51,123,926

U.S. TREASURY OBLIGATIONS 0.37%
U.S. Treasury Bond	4.625%		2/15/2040	1,035	1,105,348
U.S. Treasury Note	2.50%		4/30/2015	2,028	2,069,195

Total U.S. Treasury Obligations (cost $3,183,375)					3,174,543

Total Long-Term Investments (cost $783,787,627)					827,060,390

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2010

Investments	Principal Amount (000)	Value
SHORT-TERM INVESTMENTS 2.52%

Repurchase Agreements
Repurchase Agreement dated 5/28/2010, 0.02% due 6/1/2010 with Fixed Income Clearing Corp. collateralized by $1,030,000 of Federal National Mortgage Assoc. at 0.50% due 5/2/2011; value: $1,024,850; proceeds: $1,003,621	$1,004	$1,003,619
Repurchase Agreement dated 5/28/2010, 0.14 % due 6/1/2009 with JPMorgan Chase & Co. collateralized by $20,958,000 of Federal Farm Credit Bank at 0.403% due 4/23/2015; value: $20,967,150; proceeds: $20,513,319	20,513	20,513,000

Total Short-Term Investments (cost $21,516,619)		21,516,619

Total Investments in Securities 99.27% (cost $805,304,246)		848,577,009

Cash and Other Assets in Excess of Liabilities(g) 0.73%		6,268,228

Net Assets 100.00%		$854,845,237

EUR	euro dollar.
GBP	British pound.
IO	Interest Only.
PO	Principal Only.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2010.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at May 31, 2010.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	IOettes. These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, however, a nominal amount of principal is assigned to an IOette. This amount is very small in relation to the interest flow that constitutes almost all of the IOette cash flow. The stated price and coupon are linked to that small principal amount and therefore appear unusually large.
(e)	Amount is less than $1,000.
(f)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of May 31, 2010 (See Note 2 (h)).
(g)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts, as follows:

Open Futures Contracts at May 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation (Depreciation)
U.S. 5-Year Treasury Note	September 2010	65	Long	$7,583,672	$(1,213)
U.S. 10-Year Treasury Note	September 2010	265	Short	(31,766,875)	134,002
U.S. 30-Year Treasury Bond	September 2010	102	Short	(12,510,938)	139,941

Totals				$(51,861,485)	$272,730

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2010

Open Forward Foreign Currency Exchange Contracts at May 31, 2010:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Argentine peso	Buy	UBS AG	6/25/2010	6,050,000	$1,525,467	$1,536,659	$11,192
Argentine peso	Buy	UBS AG	6/25/2010	375,000	95,994	95,248	(746)
Argentine peso	Buy	UBS AG	6/25/2010	640,000	162,560	162,555	(5)
Brazilian real	Buy	Barclays Bank plc	7/23/2010	2,340,000	1,302,677	1,275,712	(26,965)
Brazilian real	Buy	Barclays Bank plc	7/23/2010	90,000	50,084	49,066	(1,018)
Brazilian real	Sell	Barclays Bank plc	7/23/2010	690,000	380,543	376,172	4,371
Brazilian real	Buy	UBS AG	8/27/2010	2,135,000	1,201,193	1,154,027	(47,166)
British pound	Sell	Goldman Sachs	6/15/2010	1,524,251	2,290,998	2,204,356	86,642
British pound	Sell	UBS AG	6/15/2010	150,000	223,413	216,928	6,485
Chilean peso	Buy	Barclays Bank plc	7/23/2010	22,000,000	42,308	41,526	(782)
Chilean peso	Buy	Barclays Bank plc	8/27/2010	824,000,000	1,592,271	1,554,949	(37,322)
Chinese yuan renminbi	Buy	UBS AG	6/25/2010	5,520,000	817,233	808,476	(8,757)
Chinese yuan renminbi	Buy	UBS AG	6/25/2010	700,000	102,654	102,524	(130)
Colombian peso	Buy	UBS AG	6/25/2010	3,385,000,000	1,757,072	1,715,092	(41,980)
Colombian peso	Buy	UBS AG	6/25/2010	380,000,000	187,932	192,536	4,604
Czech koruna	Buy	Morgan Stanley	6/25/2010	40,740,000	2,170,022	1,934,004	(236,018)
Czech koruna	Buy	Morgan Stanley	6/25/2010	1,240,000	65,954	58,865	(7,089)
Czech koruna	Buy	Barclays Bank plc	7/23/2010	46,700,000	2,472,338	2,216,794	(255,544)
Czech koruna	Buy	Barclays Bank plc	7/23/2010	2,050,000	108,698	97,311	(11,387)
Czech koruna	Buy	Barclays Bank plc	8/27/2010	13,750,000	681,706	652,764	(28,942)

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2010

Open Forward Foreign Currency Exchange Contracts at May 31, 2010: (continued)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Czech koruna	Buy	Barclays Bank plc	8/27/2010	2,520,000	$120,281	$119,634	$(647)
euro dollar	Sell	Morgan Stanley	6/25/2010	185,000	253,783	227,082	26,701
euro dollar	Sell	Morgan Stanley	6/25/2010	20,000	26,660	24,549	2,111
euro dollar	Sell	Goldman Sachs	7/22/2010	250,000	336,655	306,956	29,699
euro dollar	Sell	UBS AG	7/29/2010	297,813	393,009	365,688	27,321
euro dollar	Sell	Barclays Bank plc	8/27/2010	322,338	423,736	395,940	27,796
euro dollar	Sell	Barclays Bank plc	8/27/2010	103,100	132,884	126,642	6,242
euro dollar	Sell	Barclays Bank plc	8/27/2010	385,000	479,021	472,910	6,111
euro dollar	Sell	Barclays Bank plc	8/27/2010	320,000	393,444	393,069	375
Hong Kong dollar	Buy	Goldman Sachs	6/25/2010	7,910,000	1,019,800	1,016,110	(3,690)
Hong Kong dollar	Buy	Barclays Bank plc	7/23/2010	20,900,000	2,694,792	2,685,858	(8,934)
Hong Kong dollar	Buy	Barclays Bank plc	7/23/2010	3,200,000	412,504	411,232	(1,272)
Hong Kong dollar	Buy	Barclays Bank plc	7/23/2010	11,000,000	1,417,483	1,413,610	(3,873)
Hong Kong dollar	Buy	Barclays Bank plc	7/23/2010	4,300,000	553,698	552,593	(1,105)
Hong Kong dollar	Buy	Barclays Bank plc	7/23/2010	3,480,000	446,546	447,215	669
Hong Kong dollar	Buy	Morgan Stanley	8/27/2010	13,570,000	1,749,207	1,744,612	(4,595)
Hong Kong dollar	Buy	Morgan Stanley	8/27/2010	3,690,000	475,016	474,401	(615)
Hungarian forint	Buy	UBS AG	7/23/2010	514,000,000	2,549,477	2,281,258	(268,219)
Hungarian forint	Buy	UBS AG	7/23/2010	21,000,000	105,581	93,203	(12,378)
Hungarian forint	Buy	UBS AG	7/23/2010	17,000,000	83,595	75,450	(8,145)
Hungarian forint	Buy	Morgan Stanley	8/27/2010	421,000,000	1,922,813	1,863,361	(59,452)
Hungarian forint	Buy	Barclays Bank plc	8/27/2010	34,000,000	147,736	150,485	2,749
Hungarian forint	Buy	Barclays Bank plc	8/27/2010	90,000,000	423,736	398,343	(25,393)
Indian rupee	Buy	UBS AG	7/23/2010	127,000,000	2,843,071	2,727,540	(115,531)

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2010

Open Forward Foreign Currency Exchange Contracts at May 31, 2010: (continued)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Indian rupee	Buy	UBS AG	7/23/2010	3,760,000	$84,354	$80,752	$(3,602)
Indian rupee	Sell	UBS AG	7/23/2010	26,000,000	581,916	558,394	23,522
Indian rupee	Buy	Goldman Sachs	8/27/2010	13,760,000	307,589	294,820	(12,769)
Indian rupee	Buy	Goldman Sachs	8/27/2010	7,340,000	154,526	157,265	2,739
Indonesian rupiah	Buy	UBS AG	6/25/2010	3,200,000,000	341,516	344,257	2,741
Indonesian rupiah	Buy	UBS AG	6/25/2010	700,000,000	77,411	75,306	(2,105)
Indonesian rupiah	Buy	UBS AG	6/25/2010	1,100,000,000	116,279	118,338	2,059
Indonesian rupiah	Buy	Barclays Bank plc	7/23/2010	18,000,000,000	1,974,333	1,927,291	(47,042)
Israeli new shekel	Buy	UBS AG	6/25/2010	335,000	88,449	87,182	(1,267)
Israeli new shekel	Buy	UBS AG	6/25/2010	750,000	198,781	195,184	(3,597)
Israeli new shekel	Buy	UBS AG	6/25/2010	460,000	120,136	119,713	(423)
Israeli new shekel	Buy	Morgan Stanley	8/27/2010	6,750,000	1,789,264	1,756,790	(32,474)
Malaysian ringgit	Buy	Barclays Bank plc	6/25/2010	1,050,000	317,652	318,238	586
Malaysian ringgit	Buy	Goldman Sachs	7/23/2010	5,420,000	1,675,943	1,640,584	(35,359)
Malaysian ringgit	Sell	Goldman Sachs	7/23/2010	1,760,000	527,420	532,736	(5,316)
Malaysian ringgit	Buy	UBS AG	8/27/2010	1,100,000	341,668	332,435	(9,233)
Malaysian ringgit	Buy	UBS AG	8/27/2010	370,000	111,496	111,819	323
Mexican peso	Buy	Barclays Bank plc	6/25/2010	11,220,000	872,955	866,087	(6,868)
Mexican peso	Buy	Barclays Bank plc	6/25/2010	830,000	65,649	64,069	(1,580)
Mexican peso	Buy	Barclays Bank plc	6/25/2010	1,550,000	124,975	119,646	(5,329)
Mexican peso	Buy	Barclays Bank plc	6/25/2010	1,880,000	152,560	145,120	(7,440)
Mexican peso	Buy	Barclays Bank plc	6/25/2010	2,800,000	215,017	216,136	1,119
Mexican peso	Buy	Barclays Bank plc	6/25/2010	3,070,000	232,779	236,978	4,199
Mexican peso	Sell	Barclays Bank plc	6/25/2010	4,680,000	380,968	361,256	19,712

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2010

Open Forward Foreign Currency Exchange Contracts at May 31, 2010: (continued)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Mexican peso	Sell	Barclays Bank plc	6/25/2010	3,800,000	$295,208	$293,327	$1,881
Mexican peso	Sell	Barclays Bank plc	6/25/2010	3,070,000	244,931	236,977	7,954
Mexican peso	Buy	UBS AG	7/23/2010	28,950,000	2,343,598	2,228,137	(115,461)
Mexican peso	Buy	Morgan Stanley	8/27/2010	86,770,000	6,766,220	6,653,957	(112,263)
Peruvian nuevo sol	Buy	Barclays Bank plc	6/25/2010	340,000	119,391	119,405	14
Peruvian nuevo sol	Buy	Goldman Sachs	8/27/2010	1,200,000	421,200	420,650	(550)
Peruvian nuevo sol	Buy	Goldman Sachs	8/27/2010	1,350,000	475,184	473,231	(1,953)
Philippine peso	Buy	UBS AG	6/25/2010	130,900,000	2,815,053	2,825,455	10,402
Philippine peso	Buy	UBS AG	6/25/2010	3,000,000	65,288	64,754	(534)
Philippine peso	Buy	UBS AG	6/25/2010	8,300,000	177,426	179,154	1,728
Polish zloty	Buy	Goldman Sachs	6/25/2010	1,680,000	583,293	504,283	(79,010)
Polish zloty	Buy	Goldman Sachs	6/25/2010	240,000	82,180	72,040	(10,140)
Polish zloty	Buy	Goldman Sachs	6/25/2010	180,000	61,540	54,030	(7,510)
Polish zloty	Buy	Goldman Sachs	6/25/2010	450,000	151,776	135,076	(16,700)
Polish zloty	Buy	Goldman Sachs	6/25/2010	400,000	118,821	120,067	1,246
Polish zloty	Sell	Goldman Sachs	6/25/2010	360,000	110,728	108,060	2,668
Polish zloty	Buy	Barclays Bank plc	7/23/2010	11,865,000	4,101,279	3,555,692	(545,587)
Polish zloty	Buy	Barclays Bank plc	7/23/2010	555,000	190,846	166,322	(24,524)
Polish zloty	Buy	UBS AG	8/27/2010	10,810,000	3,393,822	3,234,099	(159,723)
Polish zloty	Sell	UBS AG	8/27/2010	700,000	220,479	209,423	11,056
Romanian new leu	Buy	Morgan Stanley	6/25/2010	3,990,000	1,319,008	1,170,188	(148,820)
Romanian new leu	Sell	Morgan Stanley	6/25/2010	1,320,000	389,036	387,130	1,906
Romanian new leu	Buy	Barclays Bank plc	8/27/2010	6,200,000	1,883,068	1,801,487	(81,581)
Russian ruble	Buy	Goldman Sachs	6/25/2010	70,900,000	2,339,162	2,307,468	(31,694)
Russian ruble	Buy	Goldman Sachs	6/25/2010	1,700,000	57,066	55,327	(1,739)

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INCOME FUND May 31, 2010

Open Forward Foreign Currency Exchange Contracts at May 31, 2010: (continued)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Russian ruble	Buy	Barclays Bank plc	8/27/2010	4,400,000	$146,618	$142,420	$(4,198)
Russian ruble	Buy	Barclays Bank plc	8/27/2010	4,600,000	144,110	148,893	4,783
Russian ruble	Sell	Barclays Bank plc	8/27/2010	13,600,000	427,001	440,207	(13,206)
Singapore dollar	Buy	Barclays Bank plc	6/25/2010	1,905,000	1,360,228	1,354,126	(6,102)
Singapore dollar	Buy	Barclays Bank plc	6/25/2010	205,000	149,410	145,720	(3,690)
Singapore dollar	Buy	Barclays Bank plc	6/25/2010	185,000	134,960	131,503	(3,457)
Singapore dollar	Buy	Morgan Stanley	7/23/2010	5,030,000	3,605,347	3,575,397	(29,950)
Singapore dollar	Buy	Morgan Stanley	7/23/2010	240,000	171,872	170,596	(1,276)
Singapore dollar	Buy	Goldman Sachs	8/27/2010	3,830,000	2,751,832	2,722,351	(29,481)
Singapore dollar	Buy	Goldman Sachs	8/27/2010	205,000	145,271	145,713	442
Singapore dollar	Buy	Morgan Stanley	8/27/2010	830,000	589,959	589,961	2
South African rand	Buy	Goldman Sachs	6/25/2010	3,870,000	513,556	507,103	(6,453)
South African rand	Buy	Goldman Sachs	6/25/2010	500,000	66,807	65,517	(1,290)
South African rand	Buy	Goldman Sachs	6/25/2010	1,315,000	176,769	172,310	(4,459)
South African rand	Buy	Goldman Sachs	6/25/2010	1,100,000	137,268	144,137	6,869
South African rand	Buy	Barclays Bank plc	7/23/2010	15,620,000	2,114,239	2,036,867	(77,372)
South African rand	Buy	Barclays Bank plc	7/23/2010	1,120,000	144,285	146,049	1,764
South African rand	Buy	Barclays Bank plc	7/23/2010	2,390,000	312,701	311,659	(1,042)
South African rand	Buy	Morgan Stanley	8/27/2010	11,740,000	1,510,842	1,522,372	11,530
South Korean won	Buy	UBS AG	6/25/2010	465,000,000	402,041	389,040	(13,001)
South Korean won	Buy	UBS AG	6/25/2010	700,000,000	622,499	585,652	(36,847)
South Korean won	Sell	UBS AG	6/25/2010	465,000,000	407,924	389,040	18,884
South Korean won	Buy	UBS AG	8/27/2010	580,000,000	472,697	485,132	12,435
Taiwan dollar	Buy	Barclays Bank plc	7/23/2010	10,200,000	325,670	320,612	(5,058)

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INCOME FUND May 31, 2010

Open Forward Foreign Currency Exchange Contracts at May 31, 2010: (continued)

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Taiwan dollar	Buy	Barclays Bank plc	7/23/2010	2,100,000	$67,546	$66,009	$(1,537)
Thai baht	Buy	UBS AG	7/23/2010	52,640,000	1,622,488	1,616,648	(5,840)
Thai baht	Sell	UBS AG	7/23/2010	20,140,000	620,074	618,527	1,547
Thai baht	Buy	Goldman Sachs	8/27/2010	3,800,000	117,247	116,694	(553)
Turkish lira	Buy	Morgan Stanley	6/25/2010	6,020,000	3,853,046	3,823,630	(29,416)
Turkish lira	Buy	Morgan Stanley	6/25/2010	130,000	82,808	82,570	(238)
Turkish lira	Buy	Morgan Stanley	6/25/2010	75,000	47,914	47,636	(278)
Turkish lira	Buy	Barclays Bank plc	7/23/2010	420,000	280,561	265,616	(14,945)
Turkish lira	Buy	Barclays Bank plc	7/23/2010	230,000	151,341	145,457	(5,884)
Turkish lira	Buy	Barclays Bank plc	7/23/2010	190,000	126,401	120,160	(6,241)
Turkish lira	Buy	Barclays Bank plc	7/23/2010	470,000	297,267	297,237	(30)
Turkish lira	Buy	Barclays Bank plc	7/23/2010	650,000	403,101	411,073	7,972
Turkish lira	Sell	Barclays Bank plc	7/23/2010	390,000	251,916	246,644	5,272
Turkish lira	Buy	Goldman Sachs	8/27/2010	5,600,000	3,594,813	3,522,326	(72,487)

Total Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,693,801)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

SHORT DURATION INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 98.10%

ASSET-BACKED SECURITIES 11.46%

Automobiles 5.48%
Bank of America Auto Trust 2009-1A A2†	1.70%		12/15/2011	$7,617	$7,633,735
Bank of America Auto Trust 2010-1A A2†	0.75%		6/15/2012	18,205	18,187,505
BMW Vehicle Lease Trust 2009-1 A3	2.91%		3/15/2012	12,440	12,604,969
Capital Auto Receivables Asset Trust 2007-3 A3B	0.637%	#	9/15/2011	3,904	3,904,635
Capital Auto Receivables Asset Trust 2007-4A A3A	5.00%		12/15/2011	6,178	6,242,469
Capital Auto Receivables Asset Trust 2008-1 A3B	1.337%	#	8/15/2012	10,091	10,130,928
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%		1/15/2012	890	895,758
CarMax Auto Owner Trust 2007-2 A3	5.23%		12/15/2011	872	879,842
CarMax Auto Owner Trust 2007-3 A3B	0.737%	#	12/15/2011	1,236	1,236,399
CarMax Auto Owner Trust 2008-2 A2B	1.237%	#	9/15/2011	1,838	1,840,301
CarMax Auto Owner Trust 2010-1 A2	0.83%		11/15/2012	8,000	7,987,100
Chrysler Financial Auto Securitization Trust 2009-A A2	1.85%		6/15/2011	6,475	6,491,718
Chrysler Financial Auto Securitization Trust 2009-B A2	1.15%		11/8/2011	20,310	20,332,822
Ford Credit Auto Lease Trust 2010-A A2†	1.04%		3/15/2013	16,519	16,526,290
Ford Credit Auto Owner Trust 2006-B A4	5.25%		9/15/2011	2,528	2,557,994
Ford Credit Auto Owner Trust 2007-A A3B	0.367%	#	8/15/2011	948	948,240
Ford Credit Auto Owner Trust 2008-C A3	1.757%	#	6/15/2012	2,100	2,112,746
Ford Credit Auto Owner Trust 2009-B A2	2.10%		11/15/2011	16,692	16,735,294
Ford Credit Auto Owner Trust 2009-D A2	1.21%		1/15/2012	3,580	3,584,193
Ford Credit Auto Owner Trust 2009-E A2	0.80%		3/15/2012	29,105	29,087,319
Harley-Davidson Motorcycle Trust 2005-4 A2	4.85%		6/15/2012	210	210,611
Harley-Davidson Motorcycle Trust 2007-2 A3	5.10%		5/15/2012	62	62,597
Harley-Davidson Motorcycle Trust 2007-3 A3	0.687%	#	6/15/2012	1,783	1,782,932
Harley-Davidson Motorcycle Trust 2009-1 A2	2.52%		5/15/2012	4,092	4,108,988
Harley-Davidson Motorcycle Trust 2009-2 A2	2.00%		7/15/2012	13,755	13,803,594
Harley-Davidson Motorcycle Trust 2009-3 A2	0.94%		4/15/2012	9,575	9,567,629
Harley-Davidson Motorcycle Trust 2009-4 A2	1.16%		10/15/2012	24,810	24,827,573
Honda Auto Receivables Owner Trust 2009-2 A2	2.22%		8/15/2011	1,835	1,840,642
Honda Auto Receivables Owner Trust 2009-3 A2	1.50%		8/15/2011	16,655	16,689,626
Honda Auto Receivables Owner Trust 2010-1 A2	0.62%		2/21/2012	10,125	10,110,470
Hyundai Auto Receivables Trust 2007-A A3B	0.737%	#	1/17/2012	3,853	3,855,224

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Automobiles (continued)
Hyundai Auto Receivables Trust 2009-A A2	1.11%		2/15/2012	$34,720	$34,767,882
Hyundai Auto Receivables Trust 2010-A A2	0.86%		11/15/2012	15,000	14,983,753
Mercedes-Benz Auto Receivables Trust 2009-1 A2	0.83%		3/15/2012	23,490	23,500,000
Mercedes-Benz Auto Receivables Trust 2010-1 A2	0.70%		8/15/2012	19,000	18,961,267
Nissan Auto Lease Trust 2009-A A3	2.92%		12/15/2011	34,245	34,704,140
Nissan Auto Lease Trust 2010-A A2	1.10%		3/15/2013	10,000	9,971,000
Nissan Auto Receivables Owner Trust 2007-B A3	5.03%		5/16/2011	339	339,310
Nissan Auto Receivables Owner Trust 2009-A A2	2.94%		7/15/2011	1,196	1,201,108
USAA Auto Owner Trust 2007-2 A3	4.90%		2/15/2012	274	275,685
USAA Auto Owner Trust 2009-1 A2	2.64%		8/15/2011	1,599	1,600,433
Volkswagen Auto Lease Trust 2009-A A3	3.41%		4/16/2012	13,240	13,524,397
Volkswagen Auto Loan Enhanced Trust 2010-1 A2	0.66%		5/21/2012	5,240	5,234,873

Total					415,843,991

Credit Cards 4.42%
American Express Credit Account Master Trust 2005-5 A	0.377%	#	2/15/2013	5,028	5,027,793
American Express Issuance Trust 2005-1 A	0.367%	#	8/15/2011	31,705	31,701,392
BA Credit Card Trust 2007-A12	0.537%	#	1/15/2013	12,857	12,859,049
Cabela’s Master Credit Card 2008-1A A1†	4.31%		12/16/2013	12,300	12,475,334
Capital One Multi-Asset Execution Trust 2003-A5	0.627%	#	7/15/2013	12,730	12,734,262
Capital One Multi-Asset Execution Trust 2005-A1	0.407%	#	1/15/2015	25,000	24,925,088
Capital One Multi-Asset Execution Trust 2006-A7	0.367%	#	3/17/2014	14,500	14,478,959
Capital One Multi-Asset Execution Trust 2006-A9	0.352%	#	5/15/2013	8,600	8,598,065
Capital One Multi-Asset Execution Trust 2009-A1	1.437%	#	4/15/2013	16,013	16,019,504
Chase Issuance Trust 2007-A1	0.357%	#	3/15/2013	9,220	9,211,630
Chase Issuance Trust 2007-A11	0.337%	#	7/16/2012	10,260	10,258,357
Chase Issuance Trust 2009-A4	1.087%	#	6/15/2012	15,300	15,304,221
Chase Issuance Trust 2009-A6	1.187%	#	7/16/2012	3,500	3,503,404
Chase Issuance Trust 2009-A7	0.787%	#	9/17/2012	42,119	42,160,546
Discover Card Master Trust 2009-A2 A	1.637%	#	2/17/2015	17,500	17,900,474
Discover Card Master Trust I 2005-4 A1	0.397%	#	6/18/2013	14,060	14,050,670
Discover Card Master Trust I 2006-2 A2	0.367%	#	1/16/2014	14,976	14,950,667
MBNA Credit Card Master Note Trust 1997-B A	0.497%	#	8/15/2014	30,949	30,839,468
MBNA Credit Card Master Note Trust 2002-A3	0.577%	#	9/15/2014	10,213	10,198,668
MBNA Credit Card Master Note Trust 2003-A8	0.527%	#	12/17/2012	28,550	28,552,812

Total					335,750,363

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Home Equity 0.01%
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	$455	$425,812

Other 1.55%
CenterPoint Energy Transition Bond Co. LLC 2009-1 A1	1.833%		2/15/2016	18,300	18,588,042
RSB BondCo LLC 2007-A A1	5.47%		10/1/2014	6,563	6,931,340
SLM Student Loan Trust 2004-1 A2	0.456%	#	7/25/2018	5,617	5,607,192
SLM Student Loan Trust 2004-2 A4	0.446%	#	10/25/2019	10,000	9,939,576
SLM Student Loan Trust 2005-3 A3	0.346%	#	7/25/2016	5,542	5,531,360
SLM Student Loan Trust 2007-2 A2	0.316%	#	7/25/2017	15,360	15,231,803
SLM Student Loan Trust 2007-3 A1	0.306%	#	10/27/2014	1,104	1,103,781
SLM Student Loan Trust 2007-7 A1	0.456%	#	10/25/2012	2,893	2,892,057
SLM Student Loan Trust 2008-3 A1	0.816%	#	1/25/2014	8,741	8,762,359
SLM Student Loan Trust 2008-4 A1	0.996%	#	7/25/2013	9,346	9,364,284
SLM Student Loan Trust 2008-6 A1	0.716%	#	10/27/2014	15,047	15,062,114
SLM Student Loan Trust 2008-7 A1	0.716%	#	10/27/2014	10,905	10,914,431
SLM Student Loan Trust 2008-8 A1	0.816%	#	10/27/2014	7,711	7,727,857

Total					117,656,196

Total Asset-Backed Securities (cost $869,096,240)					869,676,362

CORPORATE BONDS 49.34%

Aerospace/Defense 0.16%
Alliant Techsystems, Inc.	6.75%		4/1/2016	5,520	5,464,800
L-3 Communications Corp.	6.125%		7/15/2013	7,000	7,105,000

Total					12,569,800

Air Transportation 0.62%
Qantas Airways Ltd. (Australia)†(a)	6.05%		4/15/2016	7,500	7,925,340
Southwest Airlines Co.†	10.50%		12/15/2011	35,050	39,292,347

Total					47,217,687

Apparel 0.16%
Warnaco Group, Inc.	8.875%		6/15/2013	11,903	12,107,732

Auto Parts: Original Equipment 0.04%
Cooper-Standard Automotive, Inc.†	8.50%		5/1/2018	3,309	3,275,910

Automotive 0.06%
Oshkosh Corp.	8.50%		3/1/2020	4,050	4,212,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Banks: Diversified 7.01%
Ally Financial, Inc.	1.75%		10/30/2012	$48,355	$48,880,861
Bank of America Corp.	2.10%		4/30/2012	73,000	74,564,171
Bank of America Corp.	4.50%		4/1/2015	8,750	8,706,346
Bank of America Corp.	7.375%		5/15/2014	24,525	27,103,093
Barclays Bank plc (United Kingdom)(a)	2.50%		1/23/2013	13,775	13,532,629
Barclays Bank plc (United Kingdom)(a)	5.20%		7/10/2014	9,250	9,579,226
Banco Espirito Santo Investimento do Brasil SA (Brazil)†(a)	5.625%		3/25/2015	2,450	2,300,209
Canadian Imperial Bank of Commerce (Canada)†(a)	2.00%		2/4/2013	21,600	21,957,048
CIT Group, Inc.	7.00%		5/1/2017	1,975	1,792,313
Citigroup, Inc.	4.75%		5/19/2015	5,000	4,943,700
Commonwealth Bank of Australia (Australia)†(a)	2.70%		11/25/2014	29,000	29,255,200
Commonwealth Bank of Australia (Australia)†(a)	3.50%		3/19/2015	14,600	14,541,410
Credit Agricole SA/London (United Kingdom)†(a)	3.50%		4/13/2015	14,400	14,089,824
Deutsche Bank AG	0.604%	#	1/19/2012	18,050	17,916,592
Goldman Sachs Group, Inc. (The)	1.625%		7/15/2011	26,700	26,982,139
Goldman Sachs Group, Inc. (The)	4.50%		6/15/2010	1,450	1,451,881
Goldman Sachs Group, Inc. (The)	5.125%		1/15/2015	10,000	10,240,910
Goldman Sachs Group, Inc. (The)	5.15%		1/15/2014	24,300	25,153,027
JPMorgan Chase & Co.	4.75%		3/1/2015	8,140	8,671,509
Kreditanstalt fuer Wiederaufbau (Germany)(a)	3.50%		3/10/2014	27,280	28,669,725
Morgan Stanley	4.20%		11/20/2014	14,125	13,690,105
Morgan Stanley	5.30%		3/1/2013	23,975	24,741,385
Regions Financial Corp.	5.75%		6/15/2015	3,600	3,569,065
Societe Financement de l’Economie Francaise (France)†(a)	2.375%		3/26/2012	32,610	33,214,263
Societe Financement de l’Economie Francaise (France)†(a)	3.375%		5/5/2014	57,790	60,267,804
Standard Chartered plc (United Kingdom)†(a)	3.85%		4/27/2015	5,850	5,716,673
Woori Bank (South Korea)†(a)	4.50%		10/7/2015	360	353,264

Total					531,884,372

Banks: Money Center 2.03%
1Malaysia Sukuk Global Berhad (Malaysia)†(a)	3.928%		6/4/2015	8,800	8,834,364
Asian Development Bank (Philippines)(a)	1.625%		7/15/2013	32,765	32,723,192
Banco Santander Chile (Chile)†(a)	1.557%	#	4/20/2012	1,000	999,822
European Investment Bank (Luxembourg)(a)	3.125%		6/4/2014	10,010	10,399,199
Export-Import Bank of Korea (South Korea)(a)	5.125%		2/14/2011	5,050	5,160,029

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Banks: Money Center (continued)
Inter-American Development Bank	3.00%	4/22/2014	$26,000	$26,980,668
International Bank for Reconstruction & Development	2.375%	5/26/2015	35,265	35,318,920
Western Corporate Federal Credit Union	1.75%	11/2/2012	33,215	33,566,913

Total				153,983,107

Beverages 0.18%
Dr. Pepper Snapple Group, Inc.	1.70%	12/21/2011	8,500	8,543,699
SABMiller plc (United Kingdom)†(a)	5.50%	8/15/2013	4,500	4,920,039

Total				13,463,738

Biotechnology Research & Production 0.55%
Bio-Rad Laboratories, Inc.	7.50%	8/15/2013	21,186	21,503,790
Cellu Tissue Holdings, Inc.	11.50%	6/1/2014	7,450	8,046,000
FMC Finance III SA (Luxembourg)(a)	6.875%	7/15/2017	5,000	5,150,000
Talecris Biotherapeutics Holdings Corp.†	7.75%	11/15/2016	7,200	7,056,000

Total				41,755,790

Broadcasting 0.17%
Allbritton Communications Co.†	8.00%	5/15/2018	6,450	6,127,500
Salem Communications Corp.	9.625%	12/15/2016	6,356	6,467,230

Total				12,594,730

Building Materials 0.06%
Building Materials Corp. of America†	7.00%	2/15/2020	1,425	1,417,875
Texas Industries, Inc.	7.25%	7/15/2013	3,450	3,355,125

Total				4,773,000

Business Services 0.56%
Expedia, Inc.	8.50%	7/1/2016	25,930	28,911,950
Seminole Indian Tribe of Florida†	5.798%	10/1/2013	8,060	8,106,764
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings†	10.25%	12/1/2017	5,500	5,637,500

Total				42,656,214

Cable Services 0.04%
Time Warner Cable, Inc.	7.50%	4/1/2014	2,495	2,876,421

Chemicals 1.34%
Airgas, Inc.†	7.125%	10/1/2018	11,250	12,206,250

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Chemicals (continued)
CF Industries, Inc.	7.125%	5/1/2020	$2,000	$2,022,500
Cytec Industries, Inc.	6.00%	10/1/2015	6,000	6,556,308
Huntsman International LLC	7.875%	11/15/2014	880	844,800
Huntsman International LLC†	8.625%	3/15/2020	1,200	1,134,000
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	11,623	11,224,412
Methanex Corp. (Canada)(a)	8.75%	8/15/2012	13,433	14,037,485
Mosaic Co. (The)†	7.375%	12/1/2014	3,318	3,529,914
Mosaic Co. (The)†	7.625%	12/1/2016	29,023	31,866,267
Nalco Co.	8.875%	11/15/2013	15,140	15,480,650
Towngas China Co., Ltd. (Hong Kong)(a)	8.25%	9/23/2011	3,000	3,161,301

Total				102,063,887

Coal 0.74%
CONSOL Energy, Inc.	7.875%	3/1/2012	12,550	13,428,500
CONSOL Energy, Inc.†	8.00%	4/1/2017	6,780	6,924,075
Drummond Co., Inc.	7.375%	2/15/2016	11,075	10,604,312
Drummond Co., Inc.†	9.00%	10/15/2014	4,975	4,975,000
Foundation PA Coal Co.	7.25%	8/1/2014	15,390	15,659,325
Peabody Energy Corp.	5.875%	4/15/2016	3,750	3,693,750
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%	4/15/2018	1,250	1,231,250

Total				56,516,212

Communications & Media 0.14%
Digicel Group Ltd. (Jamaica)†(a)	8.25%	9/1/2017	10,800	10,638,000

Computer Software 0.09%
Brocade Communications Systems, Inc.†	6.625%	1/15/2018	3,325	3,291,750
Intuit, Inc.	5.40%	3/15/2012	1,850	1,975,140
JDA Software Group, Inc.†	8.00%	12/15/2014	1,625	1,653,437

Total				6,920,327

Consumer Products 0.03%
Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	2,100	2,094,750

Containers 0.72%
Crown Americas LLC/Crown Americas Capital Corp.	7.625%	11/15/2013	13,551	13,889,775
Crown Americas LLC/Crown Americas Capital Corp.	7.75%	11/15/2015	3,640	3,721,900

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Containers (continued)
Pactiv Corp.	5.875%		7/15/2012	$2,025	$2,079,673
Rock-Tenn Co.	5.625%		3/15/2013	19,200	19,680,000
Rock-Tenn Co.	9.25%		3/15/2016	5,922	6,292,125
Rock-Tenn Co. Class A	8.20%		8/15/2011	4,015	4,195,675
Sealed Air Corp.†	5.625%		7/15/2013	4,555	4,855,994

Total					54,715,142

Copper 0.27%
Freeport-McMoRan Copper & Gold, Inc.	8.25%		4/1/2015	3,350	3,604,838
Freeport-McMoRan Copper & Gold, Inc.	8.375%		4/1/2017	15,215	16,567,979

Total					20,172,817

Diversified 0.20%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.50%		5/15/2018	3,875	3,700,625
Susser Holdings LLC/Susser Finance Corp.†	8.50%		5/15/2016	2,425	2,406,812
Tyco Electronics Group SA (Switzerland)(a)	6.00%		10/1/2012	8,750	9,441,302

Total					15,548,739

Drugs 0.32%
McKesson Corp.	6.50%		2/15/2014	1,006	1,138,265
McKesson Corp.	7.75%		2/1/2012	8,250	9,073,036
Valeant Pharmaceuticals International†	7.625%		3/15/2020	2,000	1,965,000
Valeant Pharmaceuticals International	8.375%		6/15/2016	11,700	12,021,750

Total					24,198,051

Electric: Equipment/Components 0.15%
National Grid plc (United Kingdom)(a)	6.30%		8/1/2016	10,000	11,278,640

Electric: Power 3.04%
AES Red Oak LLC	8.54%		11/30/2019	12,451	12,637,354
Appalachian Power Co.	3.40%		5/24/2015	6,300	6,311,126
Appalachian Power Co.	5.65%		8/15/2012	1,000	1,075,137
Arizona Public Service Co.	6.375%		10/15/2011	3,579	3,797,265
Black Hills Corp.	6.50%		5/15/2013	5,750	6,226,514
Black Hills Corp.	9.00%		5/15/2014	5,700	6,631,785
CenterPoint Energy, Inc.	7.25%		9/1/2010	3,230	3,271,625
Columbus Southern Power Co.	0.657%	#	3/16/2012	8,000	8,034,632
Dubai Electricity & Water Authority (United Arab Emirates)†(a)	8.50%		4/22/2015	1,500	1,508,293

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Electric: Power (continued)
Elwood Energy LLC	8.159%		7/5/2026	$4,703	$4,479,855
Entergy Gulf States, Inc.	4.875%		11/1/2011	16,125	16,152,074
Entergy Gulf States, Inc.	5.25%		8/1/2015	1,361	1,362,802
Entergy Mississippi, Inc.	5.92%		2/1/2016	3,900	3,965,454
Gulf Power Co.	0.388%	#	6/28/2010	8,655	8,655,398
Indiantown Cogeneration LP	9.26%		12/15/2010	610	621,677
Indiantown Cogeneration LP	9.77%		12/15/2020	12,915	14,088,883
KCP&L Greater Missouri Operations Co.	7.95%		2/1/2011	1,125	1,169,864
KCP&L Greater Missouri Operations Co.	11.875%		7/1/2012	32,647	37,627,006
Listrindo Capital BV (Netherlands)†(a)	9.25%		1/29/2015	1,700	1,719,026
Mirant Mid-Atlantic Pass Through Trust	8.625%		6/30/2012	14,482	14,698,738
Nevada Power Co.	7.375%		1/15/2014	3,000	3,360,021
NiSource Finance Corp.	10.75%		3/15/2016	24,783	31,821,868
NV Energy, Inc.	8.625%		3/15/2014	17,310	17,894,212
Pedernales Electric Cooperative, Inc.†	4.093%		11/15/2012	2,016	2,020,644
PG&E Corp.	5.75%		4/1/2014	658	726,932
PNM Resources, Inc.	9.25%		5/15/2015	5,565	5,982,375
Reliant Energy Mid-Atlantic Power Holdings LLC	9.237%		7/2/2017	2,711	2,819,171
RRI Energy, Inc.	6.75%		12/15/2014	3,250	3,282,500
SP PowerAssets Ltd. (Singapore)†(a)	5.00%		10/22/2013	150	161,547
SPI Electricity & Gas Australia Holdings Pty Ltd. (Australia)(a)	5.75%		9/14/2016	4,750	5,126,200
Star Energy Geothermal Wayang Windu Ltd. (Indonesia)†(a)	11.50%		2/12/2015	3,250	3,347,500

Total					230,577,478

Electrical Equipment 0.41%
Amphenol Corp.	4.75%		11/15/2014	29,450	30,923,295

Electronics 0.02%
Sensus USA, Inc.	8.625%		12/15/2013	1,400	1,386,000

Electronics: Semi-Conductors/Components 0.27%
Agilent Technologies, Inc.	5.50%		9/14/2015	10,000	10,832,690
National Semiconductor Corp.	0.507%	#	6/15/2010	10,000	9,998,610

Total					20,831,300

Energy Equipment & Services 0.20%
CMS Energy Corp.	6.875%		12/15/2015	1,745	1,862,676
Kazatomprom (Kazakhstan)†(a)	6.25%		5/20/2015	500	496,250

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Energy Equipment & Services (continued)
Massey Energy Co.	6.875%		12/15/2013	$7,700	$7,430,500
Salton Sea Funding Corp.	7.475%		11/30/2018	1,440	1,599,141
Stone Energy Corp.	8.625%		2/1/2017	4,350	4,067,250

Total					15,455,817

Entertainment 0.02%
Live Nation Entertainment, Inc.†	8.125%		5/15/2018	1,300	1,293,500

Financial Services 4.01%
Astoria Depositor Corp.†	7.902%		5/1/2021	6,894	6,894,310
CCL Finance Ltd.†	9.50%		8/15/2014	300	330,000
CEDC Finance Corp. International, Inc.†	9.125%		12/1/2016	6,525	6,459,750
Citigroup Funding, Inc.	1.875%		10/22/2012	57,410	58,193,245
Citigroup Funding, Inc.	2.25%		12/10/2012	36,270	37,122,599
Discover Financial Services	0.786%	#	6/11/2010	3,400	3,399,337
EDP Finance BV (Netherlands)†(a)	5.375%		11/2/2012	20,000	20,773,640
FMR LLC†	4.75%		3/1/2013	7,295	7,627,265
General Electric Capital Corp.	2.00%		9/28/2012	70,670	71,877,538
General Electric Capital Corp.	2.80%		1/8/2013	8,150	8,236,928
General Electric Capital Corp.	5.25%		10/19/2012	27,200	28,902,611
Itabo Finance SA (Dominican Republic)†(a)	10.875%		10/5/2013	3,000	3,045,000
Lender Processing Services, Inc.	8.125%		7/1/2016	2,975	3,153,500
Marsh & McLennan Cos., Inc.	5.375%		7/15/2014	2,800	2,939,790
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%		4/15/2016	2,800	2,744,000
MU Finance plc (United Kingdom)†(a)	8.375%		2/1/2017	9,000	8,437,500
Nomura Holdings, Inc. (Japan)(a)	5.00%		3/4/2015	11,000	11,436,876
SquareTwo Financial Corp.†	11.625%		4/1/2017	5,350	5,176,125
TD Ameritrade Holding Corp.	4.15%		12/1/2014	17,575	17,975,587

Total					304,725,601

Financial: Miscellaneous 0.49%
Cie de Financement Foncier (France)†(a)	2.125%		4/22/2013	12,600	12,662,534
Ford Motor Credit Co. LLC	5.507%	#	6/15/2011	2,000	2,012,500
Ford Motor Credit Co. LLC	7.25%		10/25/2011	7,850	7,994,330
Ford Motor Credit Co. LLC	8.70%		10/1/2014	3,900	4,014,699
NASDAQ OMX Group, Inc. (The)	4.00%		1/15/2015	2,825	2,837,800
Sally Holdings LLC/Sally Capital, Inc.	9.25%		11/15/2014	7,268	7,486,040

Total					37,007,903

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food 0.79%
Bumble Bee Foods LLC†	7.75%	12/15/2015	$2,825	$2,817,938
Corporacion Pesquera Inca SAC (Peru)†	9.00%	2/10/2017	1,000	1,000,000
FAGE Dairy Industry SA/FAGE USA Dairy Industry, Inc.†	9.875%	2/1/2020	4,550	4,055,187
Kraft Foods, Inc.	5.625%	11/1/2011	22,856	24,164,849
M-Foods Holdings, Inc.†	9.75%	10/1/2013	12,435	12,870,225
Southern States Cooperative, Inc.†	11.25%	5/15/2015	6,500	6,207,500
TreeHouse Foods, Inc.	7.75%	3/1/2018	8,625	8,840,625

Total				59,956,324

Gaming 0.14%
Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%	10/15/2015	4,910	4,394,450
Turning Stone Casino Resort†	9.125%	9/15/2014	5,977	5,977,000

Total				10,371,450

Health Care Products 0.39%
Biogen Idec, Inc.	6.00%	3/1/2013	2,170	2,378,255
Biomet, Inc.	11.625%	10/15/2017	2,200	2,359,500
Boston Scientific Corp.	6.00%	6/15/2011	17,300	17,639,737
HCA, Inc.	8.75%	9/1/2010	5,685	5,756,063
Inverness Medical Innovations, Inc.	7.875%	2/1/2016	1,500	1,447,500

Total				29,581,055

Health Care Services 0.53%
DaVita, Inc.	6.625%	3/15/2013	8,207	8,186,483
Fisher Scientific International, Inc.	6.125%	7/1/2015	4,110	4,253,940
Omega Healthcare Investors, Inc.	7.00%	4/1/2014	4,113	4,102,718
Omega Healthcare Investors, Inc.	7.00%	1/15/2016	9,400	9,306,000
Omega Healthcare Investors, Inc.†	7.50%	2/15/2020	9,000	8,955,000
Select Medical Corp.	7.625%	2/1/2015	5,775	5,457,375

Total				40,261,516

Household Equipment/Products 0.23%
Dollar General Corp.	10.625%	7/15/2015	12,376	13,551,720
SC Johnson & Son, Inc.†	5.00%	12/15/2012	3,370	3,582,212

Total				17,133,932

Household Furnishings 0.19%
ALH Finance LLC/ALH Finance Corp.	8.50%	1/15/2013	12,870	12,612,600

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Household Furnishings (continued)
Sealy Mattress Co.†	10.875%		4/15/2016	$2,025	$2,227,500

Total					14,840,100

Industrial Products 0.18%
Vulcan Materials Co.	1.507%	#	12/15/2010	13,575	13,566,570

Insurance 0.26%
Fidelity National Financial, Inc.	6.60%		5/15/2017	11,750	11,747,920
Willis North America, Inc.	5.625%		7/15/2015	7,390	7,776,630

Total					19,524,550

Investment Management Companies 0.19%
Equinox Holdings, Inc.†	9.50%		2/1/2016	1,700	1,674,500
Lazard Group LLC	7.125%		5/15/2015	11,800	12,508,271

Total					14,182,771

Leasing 0.21%
International Lease Finance Corp.	5.65%		6/1/2014	5,650	4,887,250
International Lease Finance Corp.†	8.625%		9/15/2015	7,250	6,688,125
International Lease Finance Corp.†	8.75%		3/15/2017	5,075	4,656,312

Total					16,231,687

Leisure 0.64%
Leslie’s Poolmart, Inc.	7.75%		2/1/2013	13,040	13,072,600
Seneca Gaming Corp.	7.25%		5/1/2012	6,100	6,023,750
Seneca Gaming Corp.	7.25%		5/1/2012	3,450	3,406,875
Speedway Motorsports, Inc.	6.75%		6/1/2013	21,271	21,217,822
Speedway Motorsports, Inc.	8.75%		6/1/2016	4,860	5,103,000

Total					48,824,047

Lodging 0.14%
Wyndham Worldwide Corp.	9.875%		5/1/2014	9,350	10,340,876

Machinery: Industrial/Specialty 0.09%
CPM Holdings, Inc.†	10.625%		9/1/2014	6,475	6,936,344

Machinery: Oil Well Equipment & Services 0.49%
National Oilwell Varco, Inc.	6.125%		8/15/2015	15,662	16,234,822
Pride International, Inc.	7.375%		7/15/2014	20,665	21,181,625

Total					37,416,447

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Manufacturing 0.51%
Amsted Industries, Inc.†	8.125%	3/15/2018	$1,750	$1,741,250
Freedom Group, Inc.†	10.25%	8/1/2015	9,250	9,573,750
Freedom Group, Inc.†	10.25%	8/1/2015	505	522,675
Lennox International, Inc.	4.90%	5/15/2017	7,170	7,254,957
Trinity Industries, Inc.	6.50%	3/15/2014	10,624	10,703,680
Wabtec Corp.	6.875%	7/31/2013	8,602	8,784,793

Total				38,581,105

Materials & Commodities 0.06%
RBS Global, Inc./Rexnord LLC†	8.50%	5/1/2018	4,900	4,679,500

Media 2.23%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	37,455	38,812,744
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	23,750	25,680,780
Gaylord Entertainment Co.	6.75%	11/15/2014	10,540	9,802,200
Kabel Deutschland GmbH (Germany)(a)	10.625%	7/1/2014	19,880	20,625,500
LIN Television Corp.†	8.375%	4/15/2018	725	719,563
NET Servicos de Comunicacao SA (Brazil)†(a)	7.50%	1/27/2020	1,550	1,565,500
Rainbow National Services LLC†	8.75%	9/1/2012	16,896	17,149,440
Rainbow National Services LLC†	10.375%	9/1/2014	15,418	16,188,900
TCM Sub LLC†	3.55%	1/15/2015	30,325	30,697,027
Viacom, Inc.	4.375%	9/15/2014	7,500	7,886,347

Total				169,128,001

Metal Fabricating 0.46%
Owens-Brockway Glass Container, Inc.	6.75%	12/1/2014	8,000	8,060,000
Owens-Brockway Glass Container, Inc.	8.25%	5/15/2013	17,234	17,535,595
Timken Co.	6.00%	9/15/2014	7,725	8,392,046
Xstrata Canada Corp. (Canada)(a)	7.25%	7/15/2012	725	785,619

Total				34,773,260

Metals & Minerals: Miscellaneous 2.15%
Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2014	42,195	49,642,418
CII Carbon LLC†	11.125%	11/15/2015	12,130	11,948,050
Compass Minerals International, Inc.†	8.00%	6/1/2019	9,648	10,082,160
Rio Tinto Finance USA Ltd. (Australia)(a)	8.95%	5/1/2014	21,589	25,958,009
Silgan Holdings, Inc.	6.75%	11/15/2013	5,193	5,296,860
Teck Resources Ltd. (Canada)(a)	10.25%	5/15/2016	51,125	60,140,485

Total				163,067,982

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Multi-Sector Companies 0.03%
General Electric Co.	5.00%	2/1/2013	$2,450	$2,624,406

Natural Gas 0.44%
Florida Gas Transmission Co. LLC†	7.00%	7/17/2012	1,500	1,649,030
Florida Gas Transmission Co. LLC†	7.625%	12/1/2010	22,000	22,599,544
Source Gas LLC†	5.90%	4/1/2017	3,180	3,053,608
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,340	1,345,025
Texas Eastern Transmission LP	7.30%	12/1/2010	4,500	4,629,757

Total				33,276,964

Office Supplies 0.20%
Staples, Inc.	9.75%	1/15/2014	12,275	15,044,571

Oil 2.14%
Brigham Exploration Co.	9.625%	5/1/2014	9,135	9,135,000
Concho Resources, Inc.	8.625%	10/1/2017	2,500	2,543,750
Continental Resources, Inc.†	7.375%	10/1/2020	4,550	4,459,000
Continental Resources, Inc.	8.25%	10/1/2019	8,950	9,285,625
Energy XXI Gulf Coast, Inc.	10.00%	6/15/2013	1,000	977,500
Hilcorp Energy I LP/Hilcorp Finance Co.†	8.00%	2/15/2020	3,500	3,412,500
Holly Corp.†	9.875%	6/15/2017	4,800	4,872,000
LUKOIL International Finance BV (Netherlands)†(a)	6.375%	11/5/2014	1,500	1,492,500
Mariner Energy, Inc.	11.75%	6/30/2016	6,153	7,660,485
PC Financial Partnership	5.00%	11/15/2014	4,275	4,606,265
Petro-Canada (Canada)(a)	4.00%	7/15/2013	4,700	4,897,522
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	5.50%	9/30/2014	11,500	12,345,883
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	5.832%	9/30/2016	16,500	17,447,034
SEACOR Holdings, Inc.	5.875%	10/1/2012	4,110	4,348,573
Sunoco Logistics Partners Operations LP	7.25%	2/15/2012	2,000	2,142,264
Sunoco Logistics Partners Operations LP	8.75%	2/15/2014	1,015	1,181,930
Swift Energy Co.	8.875%	1/15/2020	1,950	1,925,625
Whiting Petroleum Corp.	7.00%	2/1/2014	5,024	5,080,520
Whiting Petroleum Corp.	7.25%	5/1/2012	6,580	6,596,450
Whiting Petroleum Corp.	7.25%	5/1/2013	9,014	9,047,803
Woodside Finance Ltd. (Australia)†(a)	8.125%	3/1/2014	42,696	49,353,502

Total				162,811,731

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Crude Producers 2.09%
Cimarex Energy Co.	7.125%	5/1/2017	$550	$550,000
Crosstex Energy/Crosstex Energy Finance Corp.†	8.875%	2/15/2018	4,200	4,158,000
Enogex LLC†	6.875%	7/15/2014	5,000	5,452,960
Gulfstream Natural Gas System LLC†	5.56%	11/1/2015	15,688	17,033,623
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	5,500	6,213,421
Holly Energy Partners LP/Holly Energy Finance Corp.†	8.25%	3/15/2018	12,350	12,411,750
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	20,778	22,793,738
Midcontinent Express Pipeline LLC†	5.45%	9/15/2014	30,050	31,392,664
Noble Energy, Inc.	5.25%	4/15/2014	1,350	1,451,606
Panhandle Eastern Pipeline Co. LP	6.05%	8/15/2013	6,950	7,521,770
Petroleum Development Corp.	12.00%	2/15/2018	9,537	9,870,795
Plains Exploration & Production Co.	10.00%	3/1/2016	1,549	1,614,833
Range Resources Corp.	7.375%	7/15/2013	12,000	12,120,000
Range Resources Corp.	8.00%	5/15/2019	3,365	3,482,775
Southeast Supply Header LLC†	4.85%	8/15/2014	14,028	14,596,835
Southern Star Central Corp.†	6.75%	3/1/2016	5,000	5,025,000
Southwestern Energy Co.	7.50%	2/1/2018	2,645	2,790,475

Total				158,480,245

Oil: Integrated Domestic 1.36%
Colorado Interstate Gas Co.	6.80%	11/15/2015	8,613	9,804,238
Enterprise Products Operating LLC	4.95%	6/1/2010	7,675	7,675,000
Frontier Oil Corp.	6.625%	10/1/2011	8,000	8,120,000
National Fuel Gas Co.	5.25%	3/1/2013	3,655	3,859,446
National Fuel Gas Co.	7.50%	11/22/2010	2,275	2,342,308
Pacific Energy Partners LP/PAA Finance Corp.	6.25%	9/15/2015	4,150	4,262,469
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	26,700	27,040,372
Rockies Express Pipeline LLC†	3.90%	4/15/2015	18,190	17,915,258
Rockies Express Pipeline LLC†	6.25%	7/15/2013	16,700	18,039,507
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	3/15/2020	2,300	2,300,000
Thermon Industries, Inc.†	9.50%	5/1/2017	1,850	1,840,750

Total				103,199,348

Paper & Forest Products 1.15%
Cascades, Inc. (Canada)†(a)	7.875%	1/15/2020	2,552	2,539,240
Clearwater Paper Corp.†	10.625%	6/15/2016	4,280	4,718,700
Fibria Overseas Finance Ltd.†	7.50%	5/4/2020	650	640,250

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Paper & Forest Products (continued)
Georgia-Pacific LLC	8.125%		5/15/2011	$8,900	$9,289,375
Glatfelter†	7.125%		5/1/2016	4,800	4,584,000
Plum Creek Timberlands LP	5.875%		11/15/2015	26,190	28,305,576
Potlatch Corp.	6.95%		12/15/2015	1,500	1,522,500
SCA Finans AB (Sweden)†(a)	4.50%		7/15/2015	14,350	14,920,212
Sino-Forest Corp. (Hong Kong)†(a)	9.125%		8/17/2011	1,150	1,190,250
Sino-Forest Corp. (Hong Kong)†(a)	10.25%		7/28/2014	11,530	12,279,450
Smurfit Kappa Funding plc (Ireland)(a)	7.75%		4/1/2015	7,512	7,352,370

Total					87,341,923

Pollution Control 0.16%
Clean Harbors, Inc.	7.625%		8/15/2016	11,985	12,344,550

Publishing 0.10%
Scholastic Corp.	5.00%		4/15/2013	7,795	7,639,100

Real Estate Investment Trusts 0.86%
Federal Realty Investment Trust	5.40%		12/1/2013	2,028	2,170,033
Federal Realty Investment Trust	5.95%		8/15/2014	12,710	13,845,308
Federal Realty Investment Trust	6.00%		7/15/2012	9,000	9,615,789
Healthcare Realty Trust, Inc.	6.50%		1/17/2017	6,250	6,606,950
Simon Property Group LP	5.75%		12/1/2015	3,800	4,136,832
Tanger Properties LP	6.15%		11/15/2015	8,282	8,866,933
Vornado Realty LP	4.25%		4/1/2015	20,000	20,039,160

Total					65,281,005

Retail 0.50%
Macy’s Retail Holdings, Inc.	6.625%		4/1/2011	6,355	6,577,425
Macy’s Retail Holdings, Inc.	7.45%		9/15/2011	7,275	7,747,875
Macy’s Retail Holdings, Inc.	10.625%		11/1/2010	6,360	6,662,100
QVC, Inc.†	7.125%		4/15/2017	4,000	3,910,000
QVC, Inc.†	7.50%		10/1/2019	10,550	10,339,000
Vitamin Shoppe Industries, Inc.	7.936%	#	11/15/2012	2,610	2,626,312

Total					37,862,712

Retail: Specialty 0.34%
Brown Shoe Co., Inc.	8.75%		5/1/2012	6,600	6,682,500
CVS Caremark Corp.	0.552%	#	6/1/2010	13,750	13,750,000
Sonic Automotive, Inc.	9.00%		3/15/2018	5,400	5,467,500

Total					25,900,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Savings & Loan 0.49%
U.S. Central Federal Credit Union	1.90%	10/19/2012	$36,820	$37,344,501

Services 0.70%
ARAMARK Corp.	5.00%	6/1/2012	4,200	4,105,500
Corrections Corp. of America	6.25%	3/15/2013	26,981	27,149,631
Iron Mountain, Inc.	7.75%	1/15/2015	19,066	19,256,660
Town Sports International Holdings, Inc.	11.00%	2/1/2014	2,566	2,373,550

Total				52,885,341

Steel 0.29%
ArcelorMittal (Luxembourg)(a)	9.00%	2/15/2015	8,325	9,571,569
Valmont Industries, Inc.	6.875%	5/1/2014	12,575	12,779,344

Total				22,350,913

Storage Facilities 0.27%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC†	8.875%	3/15/2018	20,000	20,200,000

Telecommunications 2.05%
Atlantic Broadband Finance LLC	9.375%	1/15/2014	2,350	2,385,250
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	33,871	36,072,615
Cellco Partnership/Verizon Wireless Capital LLC	7.375%	11/15/2013	8,475	9,888,316
CenturyLink, Inc.	8.375%	10/15/2010	11,700	11,999,204
Credit Suisse NY	5.00%	5/15/2013	7,275	7,743,757
DigitalGlobe, Inc.†	10.50%	5/1/2014	15,850	17,038,750
France Telecom SA (France)(a)	7.75%	3/1/2011	6,371	6,682,019
GCI, Inc.	7.25%	2/15/2014	775	763,375
GCI, Inc.†	8.625%	11/15/2019	3,000	2,925,000
GeoEye, Inc.†	9.625%	10/1/2015	2,075	2,095,750
Inmarsat Finance plc (United Kingdom)†(a)	7.375%	12/1/2017	5,259	5,272,148
Intelsat Ltd. (Luxembourg)†(a)	8.50%	11/1/2019	2,750	2,750,000
Intelsat Subsidiary Holding Co., Ltd.†	8.875%	1/15/2015	6,100	6,161,000
Koninklijke KPN NV (Netherlands)(a)	8.00%	10/1/2010	4,250	4,346,271
Millicom International Cellular SA (Luxembourg)(a)	10.00%	12/1/2013	4,999	5,186,463
NII Capital Corp.	10.00%	8/15/2016	4,500	4,837,500
TELUS Corp. (Canada)(a)	8.00%	6/1/2011	11,000	11,728,563
ViaSat, Inc.	8.875%	9/15/2016	1,125	1,141,875
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	9,075	9,301,875

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications (continued)
WireCo WorldGroup†	9.50%	5/15/2017	$7,175	$7,040,469

Total				155,360,200

Textile Products 0.05%
Mohawk Industries, Inc.	6.50%	1/15/2011	4,062	4,133,085

Tobacco 0.60%
Altria Group, Inc.	7.75%	2/6/2014	8,687	9,968,332
Reynolds American, Inc.	6.50%	7/15/2010	2,465	2,476,581
Universal Corp.	6.25%	12/1/2014	30,900	33,291,382

Total				45,736,295

Transportation: Miscellaneous 0.27%
Commercial Barge Line Co.	12.50%	7/15/2017	3,850	4,081,000
Martin Midstream Partners LP/Martin Midstream Finance Corp.†	8.875%	4/1/2018	3,250	3,152,500
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Greece)†(a)	8.875%	11/1/2017	8,695	8,825,425
Teekay Corp. (Canada)(a)	8.50%	1/15/2020	4,040	4,100,600

Total				20,159,525

Utilities: Electrical 1.23%
Calpine Corp.†	7.25%	10/15/2017	1,108	1,044,290
IPALCO Enterprises, Inc.†	7.25%	4/1/2016	17,835	18,236,288
IPALCO Enterprises, Inc.	8.625%	11/14/2011	19,545	20,473,387
Otter Tail Corp.	9.00%	12/15/2016	18,667	19,600,350
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	4.75%	9/15/2014	22,000	21,951,292
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	5.62%	10/25/2012	11,420	11,788,112

Total				93,093,719

Wholesale 0.04%
Marfrig Overseas Ltd.†	9.50%	5/4/2020	1,225	1,145,375
Marfrig Overseas Ltd.†	9.625%	11/16/2016	1,900	1,814,500

Total				2,959,875

Total Corporate Bonds (cost $3,699,266,100)				3,745,145,486

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
FLOATING RATE LOANS(b) 0.65%

Chemicals 0.07%
Chemtura Debtor in Possession Term Loan	6.00%	3/22/2011	$5,000	$5,025,000

Consumer Products 0.04%
Reynolds Group Holdings, Inc. Incremental Term Loan	5.75%	5/5/2016	3,000	2,990,625

Drugs 0.13%
Mylan, Inc. Term Loan B	3.563%	12/1/2014	573	570,555
Warner Chilcott Co. LLC Term Loan B2	5.75%	4/30/2015	2,533	2,534,239
Warner Chilcott plc Incremental Term Loan	5.75%	4/30/2015	1,575	1,575,591
Warner Chilcott plc Term Loan A	5.50%	10/30/2014	3,305	3,307,339
Warner Chilcott plc Term Loan B1	5.75%	4/30/2015	1,521	1,521,900

Total				9,509,624

Energy Equipment & Services 0.03%
Targa Resources, Inc. New Term Loan	6.00%	10/31/2012	2,286	2,292,281

Financial Services 0.01%
Atlantic Broadband Finance LLC Term Loan B2	2.55%	9/1/2011	18	17,441
Atlantic Broadband Finance LLC Term Loan B2	6.75%	6/8/2013	475	471,459

Total				488,900

Health Care Products 0.18%
Hanger Orthopedic Group, Inc. Term Loan B	2.36%	5/26/2013	5,984	5,827,364
HCA, Inc. Term Loan B	2.54%	11/18/2013	8,480	8,034,337

Total				13,861,701

Household Equipment/Products 0.00%
Dollar General Corp. Term Loan B1	3.087% - 3.104%	7/6/2014	341	329,739

Retail: Specialty 0.13%
Bass Pro Group, LLC Term Loan	5.00%	4/9/2015	10,142	10,122,529

Telecommunications 0.06%
CCO Holdings LLC 3rd Term Loan	3.038%	9/6/2014	4,751	4,285,402

Utilities: Miscellaneous 0.00%
Sensus Metering Systems, Inc. Term Loan B3	7.00%	12/17/2010	398	398,616

Total Floating Rate Loans (cost $49,498,879)				49,304,417

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Value
FOREIGN BONDS(c) 0.32%

Netherlands 0.07%
New World Resources NV†	7.875%		5/1/2018	EUR	1,650	$1,913,434
Ziggo Bond Co. BV†	8.00%		5/15/2018	EUR	2,525	3,013,345

Total						4,926,779

United Kingdom 0.25%
Infinis plc†	9.125%		12/15/2014	GBP	11,500	16,880,191
Matalan Finance Ltd.†	9.625%		3/31/2017	GBP	1,550	2,280,760

Total						19,160,951

Total Foreign Bonds (cost $26,858,252)						24,087,730

FOREIGN GOVERNMENT OBLIGATIONS 0.91%

Canada 0.31%
Province of British Columbia Canada(a)	2.85%		6/15/2015		$23,000	23,355,465

Lithuania 0.09%
Republic of Lithuania†(a)	6.75%		1/15/2015		6,800	7,012,758

Poland 0.21%
Republic of Poland(a)	5.00%		10/19/2015		15,000	15,905,100

Russia 0.30%
Russia Eurobonds†(a)	3.625%		4/29/2015		24,150	23,220,225

Total Foreign Government Obligations (cost $69,458,702)						69,493,548

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.16%
Federal Home Loan Mortgage Corp. 1671 JA	0.775%	#	1/15/2024		144	143,567
Federal Home Loan Mortgage Corp. 2564 PD	5.00%		9/15/2016		16,365	16,861,506
Federal Home Loan Mortgage Corp. K004 A1	3.413%		5/25/2019		18,574	19,039,352
Federal Home Loan Mortgage Corp. K005 A1	3.484%		4/25/2019		65,011	66,834,098
Federal Home Loan Mortgage Corp. K006 A1	3.398%		7/25/2019		69,727	71,265,576
Federal National Mortgage Assoc. 2004-61 A	5.00%		2/25/2018		5,026	5,175,410
Federal National Mortgage Assoc. 2009-M2 A1	2.387%		1/25/2019		26,999	27,299,730
Federal National Mortgage Assoc. 2010-M1 A1	3.305%		6/25/2019		9,781	10,023,340
Federal National Mortgage Assoc. 2010-M3 A1	2.587%		3/25/2020		22,878	23,135,867

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $237,432,985)						239,778,446

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.18%
Federal Home Loan Mortgage Corp.	4.485%	#	5/1/2039	$3,409	$3,542,256
Federal Home Loan Mortgage Corp.	5.125%	#	7/1/2037	7,603	8,086,349
Federal Home Loan Mortgage Corp.	5.486%	#	7/1/2037	2,691	2,855,145
Federal Home Loan Mortgage Corp.	6.00%		8/1/2013	49	51,682
Federal Home Loan Mortgage Corp.	6.50%		5/1/2014 - 4/1/2029	213	235,467
Federal National Mortgage Assoc.	2.95%		3/1/2015	21,675	21,698,051
Federal National Mortgage Assoc.	3.18%		11/1/2014	26,067	26,669,400
Federal National Mortgage Assoc.	4.834%	#	6/1/2038	11,477	12,040,815
Federal National Mortgage Assoc.	5.229%	#	10/1/2035	7,039	7,450,295
Federal National Mortgage Assoc.(d)	5.692%	#	10/1/2038	3,114	3,319,177
Federal National Mortgage Assoc.	5.699%	#	10/1/2036	1,673	1,765,663
Federal National Mortgage Assoc.	5.868%	#	5/1/2036	237	250,278
Federal National Mortgage Assoc.(d)	5.884%	#	12/1/2036	645	684,315
Federal National Mortgage Assoc.	5.899%	#	8/1/2036	404	427,664
Federal National Mortgage Assoc.	6.00%		7/1/2014	31	33,850
Federal National Mortgage Assoc.	6.50%		4/1/2011 - 6/1/2015	158	166,966

Total Government Sponsored Enterprises Pass-Throughs (cost $88,181,591)					89,277,373

MUNICIPAL BONDS 0.31%

Education 0.24%
PA St Higher Ed Assistance Agy Ser 1 Class A-1	0.346%	#	7/25/2016	6,053	6,032,423
PA St Higher Ed Assistance Agy Ser 2 Class A-1	0.916%	#	4/25/2019	12,639	12,678,968

Total					18,711,391

Utilities 0.07%
MO Jt Muni Elec Util Commn Taxable Ser B	5.25%		1/1/2014	4,840	5,177,832

Total Municipal Bonds (cost $23,820,724)					23,889,223

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 29.77%
Banc of America Commercial Mortgage, Inc. 2001-1 A2	6.503%		4/15/2036	22,927	23,456,912
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%		7/11/2043	17,265	17,983,202
Banc of America Commercial Mortgage, Inc. 2002-PB2 A4	6.186%		6/11/2035	27,965	29,486,313
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%		9/11/2036	1,172	1,186,650

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Commercial Mortgage, Inc. 2004-4 A3	4.128%		7/10/2042	$415	$414,739
Banc of America Commercial Mortgage, Inc. 2005-2 A5	4.857%		7/10/2043	18,120	18,695,973
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%		7/10/2043	8,417	8,743,932
Banc of America Commercial Mortgage, Inc. 2005-3 A2	4.501%		7/10/2043	6,122	6,187,792
Banc of America Commercial Mortgage, Inc. 2005-5 A2	5.001%		10/10/2045	33,760	33,938,608
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%		10/10/2045	28,945	29,994,884
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%		9/10/2047	14,718	14,870,949
Banc of America Commercial Mortgage, Inc. 2005-6 A4	5.178%	#	9/10/2047	28,289	29,501,560
Banc of America Commercial Mortgage, Inc. 2006-1 A4	5.372%		9/10/2045	10,576	10,795,132
Banc of America Commercial Mortgage, Inc. 2006-3 A1	5.685%		7/10/2044	217	219,899
Banc of America Commercial Mortgage, Inc. 2006-4 A1	5.363%		7/10/2046	857	866,756
Bear Stearns Commercial Mortgage Securities 2001 TOP4 A3	5.61%		11/15/2033	11,901	12,285,762
Bear Stearns Commercial Mortgage Securities 2006-PW11 A2	5.408%	#	3/11/2039	3,000	3,040,840
Bear Stearns Commercial Mortgage Securities 2007 PW18 A2	5.613%		6/11/2050	25,730	26,543,330
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A1	5.92%		10/15/2036	579	584,347
Bear Stearns Commercial Mortgage Securities, Inc. 2002-TOP6 A2	6.46%		10/15/2036	27,818	29,403,095
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB	5.382%		12/11/2040	2,470	2,611,514
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A1	4.94%		10/12/2042	28	28,211
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%		10/12/2042	16,395	16,446,367
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.149%	#	10/12/2042	37,805	39,684,192
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%		3/11/2039	1,329	1,343,952

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.697%	#	9/11/2038	$7,695	$8,260,071
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW14 AAB	5.171%		12/11/2038	9,715	10,247,516
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A2	5.462%	#	4/12/2038	5,607	5,671,810
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AB	5.533%		10/12/2041	5,910	6,254,038
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%		5/15/2043	1,998	2,033,416
Citigroup Commercial Mortgage Trust 2005-C3 A4	4.86%		5/15/2043	9,600	9,655,218
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.047%		7/15/2044	129	128,609
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A4	5.223%	#	7/15/2044	45,017	46,872,313
Citigroup/Deutsche Bank Commercial Mortgage Trust 2006-CD3 A1	5.454%		10/15/2048	85	85,568
Commercial Mortgage Pass-Through Certificates 2003-LB1A A2	4.084%		6/10/2038	28,375	29,230,606
Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116%		6/10/2044	25,085	25,846,322
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%		6/10/2046	5,330	5,420,143
Credit Suisse Mortgage Capital 2006-C1 A1	4.367%		2/15/2039	23	22,631
Credit Suisse Mortgage Capital 2006-C1 A2	5.512%		2/15/2039	36,243	37,214,051
Credit Suisse Mortgage Capital 2006-C1 AAB	5.548%	#	2/15/2039	8,940	9,289,799
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%		8/15/2036	18,902	19,815,447
CS First Boston Mortgage Securities Corp. 2001-CKN5 A4	5.435%		9/15/2034	21,187	21,854,684
CS First Boston Mortgage Securities Corp. 2001-CP4 A4	6.18%		12/15/2035	16,177	16,643,771
CS First Boston Mortgage Securities Corp. 2002-CKP1 A3	6.439%		12/15/2035	26,559	28,000,341
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%		11/15/2036	31,126	32,564,392
CS First Boston Mortgage Securities Corp. 2002-CP3 A3	5.603%		7/15/2035	18,896	19,949,480
CS First Boston Mortgage Securities Corp. 2002-CP5 A2	4.94%		12/15/2035	19,121	20,053,030

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%	8/15/2036	$15,040		$15,984,074
CS First Boston Mortgage Securities Corp. 2003-C5 A4	4.90%	12/15/2036	13,279		14,045,384
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%	3/15/2036	16,097		16,895,130
CS First Boston Mortgage Securities Corp. 2005-C3 A4	4.686%	7/15/2037	17,650		17,780,358
CS First Boston Mortgage Securities Corp. 2005-C3 AAB	4.614%	7/15/2037	7,940		8,180,679
CS First Boston Mortgage Securities Corp. 2005-C4 A5	5.104%	8/15/2038	15,627		16,215,499
CS First Boston Mortgage Securities Corp. 2005-C5 A2	5.10%	8/15/2038	15,012		15,087,081
CS First Boston Mortgage Securities Corp. 2005-C5 A4	5.10%	8/15/2038	26,802		27,643,178
Developers Diversified Realty I Depositor LLC Trust 2009-DDR1 A†	3.807%	10/14/2022	55,187		56,901,211
Duke Weeks Industrial Trust 2000-DW1A A2†	7.151%	10/15/2015	40,370		41,084,581
GE Capital Commercial Mortgage Corp. 2001-2 A4	6.29%	8/11/2033	16,767		17,359,136
GE Capital Commercial Mortgage Corp. 2001-3 A2	6.07%	6/10/2038	41,447		43,336,203
GE Capital Commercial Mortgage Corp. 2002-1A A3	6.269%	12/10/2035	20,345		21,472,133
GE Capital Commercial Mortgage Corp. 2002-2A A3	5.349%	8/11/2036	20,205		21,205,341
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%	12/10/2037	17,910		18,772,773
GE Capital Commercial Mortgage Corp. 2003-C2 A2	4.17%	7/10/2037	1,842		1,845,049
GE Capital Commercial Mortgage Corp. 2003-C2 A4	5.145%	7/10/2037	16,750		17,822,997
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%	7/10/2039	92		93,054
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	8,847		8,939,988
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%	7/10/2045	17,500		18,075,318
GE Capital Commercial Mortgage Corp. 2005-C4 A1	5.082%	11/10/2045	–	(e)	545

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GE Capital Commercial Mortgage Corp. 2006-C1 A1	5.275%	#	3/10/2044	$314	$316,542
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.335%	#	3/10/2044	7,170	7,463,847
GE Capital Commercial Mortgage Corp. 2006-C1 AAB	5.335%	#	3/10/2044	3,196	3,349,549
GMAC Commercial Mortgage Securities, Inc. 2002-C1 A2	6.278%		11/15/2039	17,200	17,988,510
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%		10/15/2038	14,965	15,751,507
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%		7/10/2039	4,473	4,692,441
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%		5/10/2036	2,469	2,496,538
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%		5/10/2036	6,220	6,430,606
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.485%	#	5/10/2040	20,485	22,026,914
Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%		1/11/2035	7,070	7,409,038
Greenwich Capital Commercial Funding Corp. 2003-C1 A2	3.285%		7/5/2035	1,001	1,001,281
Greenwich Capital Commercial Funding Corp. 2003-C1 A4	4.111%		7/5/2035	1,305	1,342,589
Greenwich Capital Commercial Funding Corp. 2003-C2 A4	4.915%		1/5/2036	8,173	8,645,345
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%		4/10/2037	29,255	29,599,506
GS Mortgage Securities Corp. II 2003-C1 A3	4.608%		1/10/2040	8,100	8,444,580
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	4,701	4,859,964
GS Mortgage Securities Corp. II 2006-GG6 A1	5.417%		4/10/2038	580	580,104
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	37,808	38,304,275
GS Mortgage Securities Corp. II 2006-GG8 A2	5.479%		11/10/2039	16,000	16,335,728
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB2 A3	6.429%		4/15/2035	7,771	8,031,350
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3	6.465%		11/15/2035	16,322	17,086,380
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A2	4.914%		7/12/2037	5,577	5,672,509
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%		7/12/2037	9,840	10,283,729

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C2 A2	5.05%		12/12/2034	$7,046	$7,416,765
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C3 A2	4.994%		7/12/2035	11,909	12,517,190
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CIB5 A2	5.161%		10/12/2037	13,022	13,714,036
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB6 A1	4.393%		7/12/2037	719	739,997
JPMorgan Chase Commercial Mortgage Securities Corp. 2003-CB7 A2	4.128%		1/12/2038	6,513	6,540,506
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	17,278	17,688,563
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-CB12 A4	4.895%		9/12/2037	11,775	12,073,846
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP2 A2	4.575%		7/15/2042	1,929	1,926,996
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A2	4.851%		8/15/2042	2,951	2,949,859
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%		8/15/2042	3,415	3,464,271
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A2	4.79%		10/15/2042	2,365	2,365,224
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 ASB	4.824%		10/15/2042	2,000	2,078,795
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.195%	#	12/15/2044	11,915	12,507,030
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-CB14 A2	5.437%		12/12/2044	16,500	16,569,501
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP6 A2	5.379%		4/15/2043	14,900	15,106,964
LB-UBS Commercial Mortgage Trust 2001-C3 A2	6.365%		12/15/2028	34,715	36,003,933
LB-UBS Commercial Mortgage Trust 2001-C7 A5	6.133%		12/15/2030	5,905	6,184,551
LB-UBS Commercial Mortgage Trust 2002-C1 A4	6.462%		3/15/2031	5,720	6,078,773
LB-UBS Commercial Mortgage Trust 2002-C4 A5	4.853%		9/15/2031	14,584	15,234,824
LB-UBS Commercial Mortgage Trust 2002-C7 A4	4.96%		12/15/2031	5,627	5,935,346
LB-UBS Commercial Mortgage Trust 2003-C1 A4	4.394%		3/15/2032	21,169	22,037,069
LB-UBS Commercial Mortgage Trust 2004-C2 A2	3.246%		3/15/2029	128	128,195
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%		8/15/2029	85	85,418
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%		10/15/2029	143	143,424
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%		12/15/2029	5,680	5,755,045

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%		2/15/2030	$514	$516,685
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%		7/15/2030	19,900	20,322,620
LB-UBS Commercial Mortgage Trust 2005-C3 AAB	4.664%		7/15/2030	800	827,245
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%		9/15/2030	38,176	39,282,638
LB-UBS Commercial Mortgage Trust 2005-C7 A1	4.99%		11/15/2030	96	95,984
LB-UBS Commercial Mortgage Trust 2005-C7 A2	5.103%		11/15/2030	17,045	17,158,624
LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%		11/15/2030	13,901	14,480,317
LB-UBS Commercial Mortgage Trust 2005-C7 AAB	5.17%		11/15/2030	10,000	10,502,157
LB-UBS Commercial Mortgage Trust 2006-C1 A2	5.084%		2/15/2031	4,959	5,026,733
LB-UBS Commercial Mortgage Trust 2006-C4 AAB	5.857%	#	6/15/2032	7,025	7,528,277
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%		2/15/2040	19,597	19,951,629
Merrill Lynch Mortgage Trust 2002-MW1 A4	5.619%		7/12/2034	27,425	28,897,731
Merrill Lynch Mortgage Trust 2004-MKB1 A2	4.353%		2/12/2042	246	248,292
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%		7/12/2038	12,853	13,139,270
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.212%	#	11/12/2037	3,921	3,953,757
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.233%	#	11/12/2037	34,083	35,330,696
Merrill Lynch Mortgage Trust 2005-CKI1 ASB	5.233%	#	11/12/2037	8,775	9,200,416
Merrill Lynch Mortgage Trust 2005-LC1 A2	5.202%		1/12/2044	1,131	1,141,624
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%		1/12/2044	10,150	10,625,280
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	9,341	9,336,379
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	9,212	9,224,396
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%		5/12/2039	937	945,896
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%		2/12/2039	47,555	48,256,156
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-3 A1	4.711%		7/12/2046	92	92,631
Morgan Stanley Capital I 2003-IQ4 A1	3.27%		5/15/2040	732	732,412
Morgan Stanley Capital I 2004-T13 A2	3.94%		9/13/2045	904	908,030
Morgan Stanley Capital I 2005-HQ7 A4	5.208%	#	11/14/2042	26,945	28,001,234
Morgan Stanley Capital I 2005-HQ7 AAB	5.185%	#	11/14/2042	24,525	25,620,414
Morgan Stanley Capital I 2005-IQ10 A1	4.914%		9/15/2042	341	341,575
Morgan Stanley Capital I 2005–IQ9 A2	4.30%		7/15/2056	562	561,674
Morgan Stanley Capital I 2005–T19 A4A	4.89%		6/12/2047	25,508	26,211,710
Morgan Stanley Capital I 2006–HQ10 A2	5.283%		11/12/2041	5,461	5,553,489
Morgan Stanley Capital I 2006–IQ11 A2	5.693%		10/15/2042	45,470	46,336,040
Morgan Stanley Capital I 2006–T21 A2	5.09%		10/12/2052	21,108	21,324,526

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I 2006–T23 A2	5.741%	#	8/12/2041	$6,495	$6,632,091
Morgan Stanley Dean Witter Capital I 2001–TOP3 A4	6.39%		7/15/2033	30,133	31,232,915
Morgan Stanley Dean Witter Capital I 2002–IQ2 A4	5.74%		12/15/2035	1,848	1,936,694
Morgan Stanley Dean Witter Capital I 2003–HQ2 A1	4.18%		3/12/2035	5,270	5,427,196
Morgan Stanley Dean Witter Capital I 2003–TOP9 A1	3.98%		11/13/2036	1,088	1,095,306
RBSCF Trust 2010–MB1 A2†	3.686%		4/15/2024	46,000	46,297,344
Salomon Brothers Mortgage Securities VII, Inc. 2000–C2 A2	7.455%		7/18/2033	654	653,140
Salomon Brothers Mortgage Securities VII, Inc. 2001–C2 A3	6.499%		11/13/2036	5,838	6,098,363
Salomon Brothers Mortgage Securities VII, Inc. 2002–KEY2 A3	4.865%		3/18/2036	4,215	4,390,045
Wachovia Bank Commercial Mortgage Trust 2002–C1 A4	6.287%		4/15/2034	27,000	28,614,379
Wachovia Bank Commercial Mortgage Trust 2002–C2 A4	4.98%		11/15/2034	16,415	17,222,042
Wachovia Bank Commercial Mortgage Trust 2003–C5 A1	2.986%		6/15/2035	9,231	9,256,347
Wachovia Bank Commercial Mortgage Trust 2003–C5 A2	3.989%		6/15/2035	13,470	13,871,207
Wachovia Bank Commercial Mortgage Trust 2003–C6 A4	5.125%		8/15/2035	3,850	4,083,839
Wachovia Bank Commercial Mortgage Trust 2003–C7 A1†	4.241%		10/15/2035	5,488	5,541,552
Wachovia Bank Commercial Mortgage Trust 2003–C8 A2	3.894%		11/15/2035	11,411	11,422,415
Wachovia Bank Commercial Mortgage Trust 2005–C16 A2	4.38%		10/15/2041	1,289	1,310,226
Wachovia Bank Commercial Mortgage Trust 2005–C18 APB	4.807%		4/15/2042	7,050	7,327,484
Wachovia Bank Commercial Mortgage Trust 2005–C19 A2	4.516%		5/15/2044	2,522	2,521,062
Wachovia Bank Commercial Mortgage Trust 2005–C21 A4	5.208%	#	10/15/2044	14,547	15,321,916
Wachovia Bank Commercial Mortgage Trust 2005–C22 APB	5.275%	#	12/15/2044	1,855	1,963,687

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

SHORT DURATION INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust 2006–C23 A1	5.203%		1/15/2045	$263	$263,977

Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,225,426,939)					2,259,686,596

PASS-THROUGH AGENCIES 0.00%
Government National Mortgage Assoc.	3.125%	#	11/20/2020	10	9,779
Government National Mortgage Assoc.	3.125%	#	11/20/2027	6	6,153
Government National Mortgage Assoc.	3.125%	#	12/20/2027	8	7,991
Government National Mortgage Assoc.	3.625%	#	9/20/2031	15	15,629
Government National Mortgage Assoc.	4.50%	#	1/20/2018	19	19,914
Government National Mortgage Assoc.	7.00%		4/15/2028	10	11,681
Government National Mortgage Assoc.	10.50%		3/15/2019	14	15,301

Total Pass-Through Agencies (cost $82,728)					86,448

U.S. TREASURY OBLIGATION 1.00%
U.S. Treasury Note (cost $75,957,582)	1.375%		5/15/2013	75,650	75,951,541

Total Long-Term Investments (cost $7,365,080,722)					7,446,377,170

SHORT-TERM INVESTMENTS 3.28%

Repurchase Agreements
Repurchase Agreement dated 5/28/2010, 0.02% due 6/1/2010 with Fixed Income Clearing Corp. collateralized by $5,355,000 of Federal Home Loan Bank at 0.70% due 5/27/2011; value: $5,361,694; proceeds: $5,254,655				5,255	5,254,643
Repurchase Agreement dated 5/28/2010, 0.14% due 6/1/2010 with JPMorgan & Chase Co., collateralized by $242,000,000 of Federal Farm Credit Bank at 0.263% due 1/25/2012 and $7,238,000 of Federal Farm Credit Bank at 0.28% due 5/3/2011; value: $248,855,119; proceeds: $244,128,798				244,125	244,125,000

Total Short-Term Investments (cost $249,379,643)					249,379,643

Total Investments in Securities 101.38% (cost $7,614,460,365)					7,695,756,813

Liabilities in Excess of Cash, Foreign Cash, and Other Assets(f) (1.38%)					(104,935,814)

Net Assets 100.00%					$7,590,820,999

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION INCOME FUND May 31, 2010

EUR	euro dollar.
GBP	British pound.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2010.
(a)	Foreign security traded in U.S. dollars.
(b)	Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at May 31, 2010.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Securities have been fully/partially segregated to cover margin requirements for open futures contracts as of May 31, 2010.
(e)	Amount is less than $1,000.
(f)	Liabilities in Excess of Cash, Foreign Cash, and Other Assets include net unrealized Appreciation on open futures contracts and forward foreign currency exchange contracts, as follows:

Open Futures Contracts at May 31, 2010:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2010	5,599	Long	$1,221,369,365	$1,006,931
U.S. 5-Year Treasury Note	September 2010	5,208	Short	(607,627,125)	655,706

Totals				$ 613,742,240	$1,662,637

Open Forward Foreign Currency Exchange Contracts at May 31, 2010:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	Goldman Sachs	6/15/2010	11,718,262	$17,612,923	$16,946,827	$666,096
British pound	Sell	UBS AG	6/15/2010	1,550,000	2,308,603	2,241,594	67,009
euro dollar	Sell	Goldman Sachs	7/22/2010	1,650,000	2,221,923	2,025,906	196,017
euro dollar	Sell	UBS AG	7/29/2010	2,506,593	3,307,825	3,077,871	229,954

Total Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$1,159,076

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

May 31, 2010

	Convertible Fund	Floating Rate Fund	High Yield Fund
ASSETS:
Investments in securities, at cost	$253,633,554	$1,923,903,672	$829,137,626
Investments in securities, at value	$265,642,083	$1,918,292,594	$849,901,548
Deposits with brokers for futures collateral	–	–	260,000
Deposits with custodian as collateral	–	21,419,595	–
Receivables:
Interest and dividends	2,031,675	10,124,211	20,057,320
Investment securities sold	6,766,494	26,271,496	17,054,671
Capital shares sold	256,449	33,781,733	9,246,156
From advisor (See Note 3)	–	–	77,078
Unrealized appreciation on unfunded commitments	–	3,780	–
Prepaid expenses and other assets	60,267	247,387	63,843
Total assets	274,756,968	2,010,140,796	896,660,616
LIABILITIES:
Payables:
To bank	–	–	2,406
Investment securities purchased	6,060,955	133,307,511	1,510,297
Capital shares reacquired	945,341	4,204,781	2,329,669
Management fee	162,871	723,981	466,744
12b-1 distribution fees	80,856	640,054	206,575
Fund administration	9,307	60,579	31,116
Trustees’ fees	33,553	10,227	50,854
Variation margin	–	–	75,002
To affiliates (See Note 3)	–	11,692	49,525
Unrealized depreciation on unfunded commitments	–	314,431	–
Distributions payable	–	7,612,486	6,595,805
Accrued expenses and other liabilities	84,184	15,651	320,187
Total liabilities	7,377,067	146,901,393	11,638,180
NET ASSETS	$267,379,901	$1,863,239,403	$885,022,436
COMPOSITION OF NET ASSETS:
Paid-in capital	$288,521,363	$1,859,914,218	$891,064,366
Undistributed (distributions in excess of) net investment income	(2,194,119)	55,297	(1,103,021)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency related transactions	(30,955,872)	9,191,617	(25,783,475)
Net unrealized appreciation (depreciation) on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	12,008,529	(5,921,729)	20,844,566
Net Assets	$267,379,901	$1,863,239,403	$885,022,436

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2010

	Convertible Fund	Floating Rate Fund	High Yield Fund

Net assets by class:
Class A Shares	$75,474,475	$794,842,691	$309,430,710
Class B Shares	$9,607,466	–	$25,805,347
Class C Shares	$51,712,947	$482,373,994	$95,425,881
Class F Shares	$23,057,196	$462,994,112	$44,604,657
Class I Shares	$106,726,966	$122,823,431	$403,847,506
Class P Shares	$87,238	–	$733,056
Class R2 Shares	$17,973	$10,701	$1,335,424
Class R3 Shares	$695,640	$194,474	$3,839,855
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	7,283,479	87,100,557	42,123,067
Class B Shares	930,650	–	3,527,046
Class C Shares	5,015,278	52,818,568	13,052,341
Class F Shares	2,224,439	50,780,445	6,079,409
Class I Shares	10,260,050	13,452,910	54,745,146
Class P Shares	8,353	–	98,498
Class R2 Shares	1,718	1,172	180,748
Class R3 Shares	67,283	21,300	519,874
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$10.36	$9.13	$7.35
Class A Shares–Maximum offering price (Net asset value plus sales charge of 4.75%, 2.25% and 4.75%, respectively)	$10.88	$9.34	$7.72
Class B Shares–Net asset value	$10.32	–	$7.32
Class C Shares–Net asset value	$10.31	$9.13	$7.31
Class F Shares–Net asset value	$10.37	$9.12	$7.34
Class I Shares–Net asset value	$10.40	$9.13	$7.38
Class P Shares–Net asset value	$10.44	–	$7.44
Class R2 Shares–Net asset value	$10.46	$9.13	$7.39
Class R3 Shares–Net asset value	$10.34	$9.13	$7.39

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(continued)

May 31, 2010

	Income Fund	Short Duration Income Fund
ASSETS:
Investments in securities, at cost	$805,304,246	$7,614,460,365
Investments in securities, at value	$848,577,009	$7,695,756,813
Cash	213	24,492,817
Deposits with custodian as collateral	50,000	–
Foreign cash, at value (cost $0 and $900, respectively)	–	858
Receivables:
Interest	13,132,562	68,732,762
Investment securities sold	6,337,790	11,893,706
Capital shares sold	8,779,680	151,047,403
Unrealized appreciation on forward foreign currency exchange contracts	410,423	1,159,076
Prepaid expenses and other assets	72,896	365,554
Total assets	877,360,573	7,953,448,989
LIABILITIES:
Payables:
Investment securities purchased	12,122,396	315,847,620
Capital shares reacquired	1,632,473	17,301,225
12b-1 distribution fees	244,604	2,721,175
Management fee	359,193	1,666,755
Trustees’ fees	781,271	70,175
Fund administration	28,735	246,297
Variation margin	86,619	98,979
Distributions payable	3,939,746	24,199,927
Unrealized depreciation on forward foreign currency exchange contracts	3,104,224	–
Accrued expenses	216,075	475,837
Total liabilities	22,515,336	362,627,990
NET ASSETS	$854,845,237	$7,590,820,999
COMPOSITION OF NET ASSETS:
Paid-in capital	$848,830,122	$7,480,487,876
Distributions in excess of net investment income	(4,713,950)	(13,547,698)
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency related transactions	(30,116,390)	39,795,873
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	40,845,455	84,084,948
Net Assets	$854,845,237	$7,590,820,999

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2010

	Income Fund	Short Duration Income Fund

Net assets by class:
Class A Shares	$629,505,855	$3,637,426,222
Class B Shares	$24,817,838	$51,416,233
Class C Shares	$125,433,140	$2,288,718,099
Class F Shares	$54,066,136	$1,433,339,435
Class I Shares	$20,763,130	$175,398,007
Class R2 Shares	$12,018	$784,358
Class R3 Shares	$247,120	$3,738,645
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	229,047,903	794,906,370
Class B Shares	9,021,490	11,219,479
Class C Shares	45,451,510	497,059,162
Class F Shares	19,679,393	313,548,936
Class I Shares	7,559,597	38,362,978
Class R2 Shares	4,339	171,296
Class R3 Shares	89,683	815,914
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$2.75	$4.58
Class A Shares–Maximum offering price (Net asset value plus sales charge of 2.25%)	$2.81	$4.69
Class B Shares–Net asset value	$2.75	$4.58
Class C Shares–Net asset value	$2.76	$4.60
Class F Shares–Net asset value	$2.75	$4.57
Class I Shares–Net asset value	$2.75	$4.57
Class R2 Shares–Net asset value	$2.77	$4.58
Class R3 Shares–Net asset value	$2.76	$4.58

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2010

	Convertible Fund	Floating Rate Fund	High Yield Fund
Investment income:
Dividends	$2,509,331	$–	$18,882
Interest and other	4,487,615	32,894,417	41,291,382
Total investment income	6,996,946	32,894,417	41,310,264
Expenses:
Management fee	1,100,820	2,706,156	2,604,654
12b-1 distribution plan–Class A	138,842	575,847	562,947
12b-1 distribution plan–Class B	51,993	–	134,969
12b-1 distribution plan–Class C	267,601	1,362,305	439,578
12b-1 distribution plan–Class F	11,403	120,648	16,959
12b-1 distribution plan–Class P	196	–	1,479
12b-1 distribution plan–Class R2	73	11	2,972
12b-1 distribution plan–Class R3	1,730	118	8,128
Shareholder servicing	123,505	192,780	222,416
Professional	27,256	31,303	28,174
Reports to shareholders	13,187	23,887	22,618
Fund administration	62,904	221,607	173,644
Custody	7,427	5,293	9,614
Trustees’ fees	4,793	10,279	11,423
Registration	42,058	85,518	68,552
Subsidy (See Note 3)	–	65,614	377,124
Other	9,287	7,571	13,769
Gross expenses	1,863,075	5,408,937	4,699,020
Expense reductions (See Note 7)	(74)	(239)	(142)
Management fee waived (See Note 3)	–	(141,336)	(128,160)
12b-1 distribution plan–Class A reimbursed (See Note 3)	–	–	(244,482)
Net expenses	1,863,001	5,267,362	4,326,236
Net investment income	5,133,945	27,627,055	36,984,028
Net realized and unrealized gain (loss):
Net realized gain on investments, futures contracts and foreign currency related transactions	15,623,371	9,587,959	37,257,880
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(8,509,410)	(17,640,058)	(25,153,223)
Net realized and unrealized gain (loss)	7,113,961	(8,052,099)	12,104,657
Net Increase in Net Assets Resulting From Operations	$12,247,906	$19,574,956	$49,088,685

See Notes to Financial Statements.

Statements of Operations (unaudited)(concluded)

For the Six Months Ended May 31, 2010

	Income Fund	Short Duration Income Fund
Investment income:
Interest and other	$26,009,855	$127,203,249
Total investment income	26,009,855	127,203,249
Expenses:
Management fee	1,987,110	7,812,499
12b-1 distribution plan–Class A	751,323	2,835,266
12b-1 distribution plan–Class B	132,106	235,370
12b-1 distribution plan–Class C	535,449	8,337,296
12b-1 distribution plan–Class F	19,066	479,568
12b-1 distribution plan–Class R2	7	1,453
12b-1 distribution plan–Class R3	359	5,536
Shareholder servicing	434,798	1,539,156
Professional	27,020	38,925
Reports to shareholders	27,485	166,914
Fund administration	158,969	1,130,329
Custody	22,849	40,497
Trustees’ fees	10,745	63,143
Registration	53,805	317,798
Other	10,951	28,064
Gross expenses	4,172,042	23,031,814
Expense reductions (See Note 7)	(188)	(1,325)
Management fee waived (See Note 3)	(40,736)	–
Net expenses	4,131,118	23,030,489
Net investment income	21,878,737	104,172,760
Net realized and unrealized gain (loss):
Net realized gain on investments, futures contracts and foreign currency related transactions	22,747,203	38,647,390
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(16,795,331)	(10,959,918)
Net realized and unrealized gain	5,951,872	27,687,472
Net Increase in Net Assets Resulting From Operations	$27,830,609	$131,860,232

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Convertible Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended May 31, 2010 (unaudited)	For the Year Ended November 30, 2009
Operations:
Net investment income	$5,133,945	$11,925,904
Net realized gain (loss) on investments	15,623,371	(19,742,000)
Net change in unrealized appreciation/depreciation on investments	(8,509,410)	110,647,881
Net increase in net assets resulting from operations	12,247,906	102,831,785
Distributions to shareholders from:
Net investment income
Class A	(2,221,343)	(4,246,986)
Class B	(256,507)	(454,646)
Class C	(1,308,305)	(2,173,483)
Class F	(639,973)	(794,919)
Class I	(4,490,869)	(9,168,446)
Class P	(2,304)	(3,587)
Class R2	(927)	(923)
Class R3	(18,613)	(14,901)
Total distributions to shareholders	(8,938,841)	(16,857,891)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	54,704,722	174,318,688
Reinvestment of distributions	5,770,478	9,550,090
Cost of shares reacquired	(151,931,478)	(161,440,404)
Net increase (decrease) in net assets resulting from capital share transactions	(91,456,278)	22,428,374
Net increase (decrease) in net assets	(88,147,213)	108,402,268
NET ASSETS:
Beginning of period	$355,527,114	$247,124,846
End of period	$267,379,901	$355,527,114
Undistributed (distributions in excess of) net investment income	$(2,194,119)	$1,610,777

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Floating Rate Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2010 (unaudited)	For the Year Ended November 30, 2009
Operations:
Net investment income	$27,627,055	$15,031,438
Net realized gain on investments	9,587,959	4,552,511
Net change in unrealized appreciation/depreciation on investments and unfunded commitments	(17,640,058)	31,216,396
Net increase in net assets resulting from operations	19,574,956	50,800,345
Distributions to shareholders from:
Net investment income
Class A	(12,808,367)	(7,778,478)
Class C	(6,014,102)	(2,456,259)
Class F	(6,310,972)	(2,129,000)
Class I	(2,472,957)	(2,741,930)
Class R2	(285)	(628)
Class R3	(1,267)	(761)
Net realized gain
Class A	(2,062,328)	–
Class C	(1,020,792)	–
Class F	(682,521)	–
Class I	(373,827)	–
Class R2	(77)	–
Class R3	(157)	–
Total distributions to shareholders	(31,747,652)	(15,107,056)
Capital share transactions (See Note 11):
Net proceeds from sales of shares	1,591,764,116	476,643,970
Reinvestment of distributions	22,226,337	10,517,968
Cost of shares reacquired	(206,465,798)	(127,749,388)
Net increase in net assets resulting from capital share transactions	1,407,524,655	359,412,550
Net increase in net assets	1,395,351,959	395,105,839
NET ASSETS:
Beginning of period	$467,887,444	$72,781,605
End of period	$1,863,239,403	$467,887,444
Undistributed net investment income	$55,297	$36,192

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	High Yield Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2010 (unaudited)	For the Year Ended November 30, 2009
Operations:
Net investment income	$36,984,028	$53,186,573
Net realized gain (loss) on investments, credit default swap agreements, futures contracts and foreign currency related transactions	37,257,880	(16,562,588)
Net change in unrealized appreciation/depreciation on investments, credit default swap agreements, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(25,153,223)	187,474,272
Net increase in net assets resulting from operations	49,088,685	224,098,257
Distributions to shareholders from:
Net investment income
Class A	(14,009,293)	(16,394,273)
Class B	(1,070,879)	(1,848,901)
Class C	(3,475,754)	(3,844,894)
Class F	(1,484,651)	(945,041)
Class I	(17,597,919)	(30,849,249)
Class P	(27,984)	(33,533)
Class R2	(41,638)	(22,291)
Class R3	(137,446)	(79,534)
Total distributions to shareholders	(37,845,564)	(54,017,716)
Capital share transactions (Net of share conversions) (see Note 11):
Net proceeds from sales of shares	236,732,824	391,916,818
Reinvestment of distributions	36,171,989	45,182,852
Cost of shares reacquired	(180,837,127)	(161,351,355)
Net increase in net assets resulting from capital share transactions	92,067,686	275,748,315
Net increase in net assets	103,310,807	445,828,856
NET ASSETS:
Beginning of period	$781,711,629	$335,882,773
End of period	$885,022,436	$781,711,629
Distributions in excess of net investment income	$(1,103,021)	$(241,485)

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	Income Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2010 (unaudited)	For the Year Ended November 30, 2009
Operations:
Net investment income	$21,878,737	$36,247,669
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	22,747,203	(1,945,754)
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(16,795,331)	158,930,277
Net increase in net assets resulting from operations	27,830,609	193,232,192
Distributions to shareholders from:
Net investment income
Class A	(17,802,889)	(30,067,900)
Class B	(682,863)	(1,280,811)
Class C	(2,995,638)	(3,868,025)
Class F	(1,140,417)	(900,058)
Class I	(404,529)	(61,485)
Class R2	(358)	(583)
Class R3	(4,074)	(4,026)
Total distributions to shareholders	(23,030,768)	(36,182,888)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	180,639,990	238,654,743
Reinvestment of distributions	19,468,290	25,869,439
Cost of shares reacquired	(98,407,747)	(131,721,035)
Net increase in net assets resulting from capital share transactions	101,700,533	132,803,147
Net increase in net assets	106,500,374	289,852,451
NET ASSETS:
Beginning of period	$748,344,863	$458,492,412
End of period	$854,845,237	$748,344,863
Distributions in excess of net investment income	$(4,713,950)	$(3,561,919)

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Short Duration Income Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2010 (unaudited)	For the Year Ended November 30, 2009
Operations:
Net investment income	$104,172,760	$60,175,388
Net realized gain on investments, futures contracts and foreign currency related transactions	38,647,390	29,460,193
Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	(10,959,918)	116,382,328
Net increase in net assets resulting from operations	131,860,232	206,017,909
Distributions to shareholders from:
Net investment income
Class A	(62,189,088)	(38,476,224)
Class B	(860,147)	(985,067)
Class C	(30,481,514)	(15,707,437)
Class F	(21,484,436)	(6,937,405)
Class I	(2,651,322)	(852,148)
Class R2	(9,712)	(408)
Class R3	(45,263)	(7,984)
Net realized gain
Class A	(7,656,022)	–
Class B	(136,857)	–
Class C	(4,243,906)	–
Class F	(2,077,701)	–
Class I	(253,051)	–
Class R2	(845)	–
Class R3	(6,728)	–
Total distributions to shareholders	(132,096,592)	(62,966,673)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	4,771,835,788	3,897,615,157
Reinvestment of distributions	102,993,841	38,457,804
Cost of shares reacquired	(1,162,527,988)	(476,925,084)
Net increase in net assets resulting from capital share transactions	3,712,301,641	3,459,147,877
Net increase in net assets	3,712,065,281	3,602,199,113
NET ASSETS:
Beginning of period	$3,878,755,718	$276,556,605
End of period	$7,590,820,999	$3,878,755,718
Undistributed (distributions in excess of) net investment income	$(13,547,698)	$1,024

See Notes to Financial Statements.

Financial Highlights

CONVERTIBLE FUND

	Class A Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.30		$ 7.94	$12.96	$12.48	$11.64	$11.23

Investment operations:

Net investment income (loss)(a)	.17		.32	.27	.19	.02	(.01)

Net realized and unrealized gain (loss)	.18		2.52	(4.66)	.99	1.05	.69

Total from investment operations	.35		2.84	(4.39)	1.18	1.07	.68

Distributions to shareholders from:

Net investment income	(.29)		(.48)	(.41)	(.50)	(.23)	(.27)

Net realized gain	–		–	(.22)	(.20)	–	–

Total distributions	(.29)		(.48)	(.63)	(.70)	(.23)	(.27)

Net asset value, end of period	$10.36		$10.30	$ 7.94	$12.96	$12.48	$11.64

Total Return(b)	3.37	%(c)	37.19%	(35.49)%	9.86%	9.35%	6.18%

Ratios to Average Net Assets:

Expenses, including expense reductions	.62	%(c)	1.23%	1.23%	1.22%	1.27%	1.28%

Expenses, excluding expense reductions	.62	%(c)	1.23%	1.23%	1.23%	1.28%	1.28%

Net investment income (loss)	1.62	%(c)	3.57%	2.39%	1.48%	.13%	(.07)%

Supplemental Data:
Net assets, end of period (000)	$75,474		$79,880	$68,596	$108,059	$93,635	$103,176

Portfolio turnover rate	26.78	%(c)	106.61%	97.47%	91.42%	104.11%	78.26%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class B Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.27		$ 7.92	$12.91	$12.43	$11.60	$11.19

Investment operations:

Net investment income (loss)(a)	.14		.26	.19	.10	(.06)	(.08)

Net realized and unrealized gain (loss)	.17		2.52	(4.63)	1.00	1.05	.69

Total from investment operations	.31		2.78	(4.44)	1.10	.99	.61

Distributions to shareholders from:

Net investment income	(.26)		(.43)	(.33)	(.42)	(.16)	(.20)

Net realized gain	–		–	(.22)	(.20)	–	–

Total distributions	(.26)		(.43)	(.55)	(.62)	(.16)	(.20)

Net asset value, end of period	$10.32		$10.27	$ 7.92	$12.91	$12.43	$11.60

Total Return(b)	2.95	%(c)	36.26%	(35.84)%	9.18%	8.58%	5.54%

Ratios to Average Net Assets:

Expenses, including expense reductions	.94	%(c)	1.88%	1.88%	1.87%	1.92%	1.93%

Expenses, excluding expense reductions	.94	%(c)	1.88%	1.88%	1.88%	1.93%	1.93%

Net investment income (loss)	1.29	%(c)	2.92%	1.72%	.81%	(.50)%	(.72)%

Supplemental Data:
Net assets, end of period (000)	$9,607		$10,207	$8,918	$15,933	$16,413	$17,171

Portfolio turnover rate	26.78	%(c)	106.61%	97.47%	91.42%	104.11%	78.26%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class C Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.25		$ 7.91	$12.90	$12.43	$11.59	$11.19

Investment operations:

Net investment income (loss)(a)	.14		.26	.19	.10	(.06)	(.08)

Net realized and unrealized gain (loss)	.18		2.51	(4.63)	.99	1.06	.68

Total from investment operations	.32		2.77	(4.44)	1.09	1.00	.60

Distributions to shareholders from:

Net investment income	(.26)		(.43)	(.33)	(.42)	(.16)	(.20)

Net realized gain	–		–	(.22)	(.20)	–	–

Total distributions	(.26)		(.43)	(.55)	(.62)	(.16)	(.20)

Net asset value, end of period	$10.31		$10.25	$ 7.91	$12.90	$12.43	$11.59

Total Return(b)	3.06	%(c)	36.20%	(35.85)%	9.11%	8.69%	5.44%

Ratios to Average Net Assets:

Expenses, including expense reductions	.94	%(c)	1.88%	1.88%	1.87%	1.92%	1.93%

Expenses, excluding expense reductions	.94	%(c)	1.88%	1.88%	1.88%	1.93%	1.93%

Net investment income (loss)	1.30	%(c)	2.93%	1.73%	.82%	(.50)%	(.72)%

Supplemental Data:
Net assets, end of period (000)	$51,713		$52,049	$40,304	$68,585	$66,682	$67,888

Portfolio turnover rate	26.78	%(c)	106.61%	97.47%	91.42%	104.11%	78.26%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class F Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.31		$ 7.95	$12.96	$12.86

Investment operations:

Net investment income(b)	.19		.37	.32	.05

Net realized and unrealized gain (loss)	.18		2.50	(4.67)	.05

Total from investment operations	.37		2.87	(4.35)	.10

Distributions to shareholders from:

Net investment income	(.31)		(.51)	(.44)	–

Net realized gain	–		–	(.22)	–

Total distributions	(.31)		(.51)	(.66)	–

Net asset value, end of period	$10.37		$10.31	$ 7.95	$12.96

Total Return(c)	3.50	%(d)	37.52%	(35.23)%	.78	%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.49	%(d)	.98%	.98%	.16	%(d)

Expenses, excluding expense reductions	.49	%(d)	.98%	.98%	.17	%(d)

Net investment income	1.75	%(d)	3.88%	3.09%	.35	%(d)

Supplemental Data:
Net assets, end of period (000)	$23,057		$18,003	$688	$10

Portfolio turnover rate	26.78	%(d)	106.61%	97.47%	91.42%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class I Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.34		$ 7.97	$13.00	$12.52	$11.67	$11.27

Investment operations:

Net investment income(a)	.19		.36	.31	.23	.08	.04

Net realized and unrealized gain (loss)	.18		2.52	(4.67)	.99	1.05	.67

Total from investment operations	.37		2.88	(4.36)	1.22	1.13	.71

Distributions to shareholders from:

Net investment income	(.31)		(.51)	(.45)	(.54)	(.28)	(.31)

Net realized gain	–		–	(.22)	(.20)	–	–

Total distributions	(.31)		(.51)	(.67)	(.74)	(.28)	(.31)

Net asset value, end of period	$10.40		$10.34	$ 7.97	$13.00	$12.52	$11.67

Total Return(b)	3.54	%(c)	37.65%	(35.22)%	10.21%	9.81%	6.45%

Ratios to Average Net Assets:

Expenses, including expense reductions	.44	%(c)	.88%	.88%	.87%	.92%	.93%

Expenses, excluding expense reductions	.44	%(c)	.88%	.88%	.88%	.92%	.93%

Net investment income	1.76	%(c)	3.94%	2.78%	1.86%	.69%	.37%

Supplemental Data:
Net assets, end of period (000)	$106,727		$194,617	$128,463	$177,183	$104,856	$54,514

Portfolio turnover rate	26.78	%(c)	106.61%	97.47%	91.42%	104.11%	78.26%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class P Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.38		$ 8.00	$13.03	$12.49	$11.66	$11.26

Investment operations:

Net investment income (loss)(a)	.17		.32	.25	.11	.11	(.02)

Net realized and unrealized gain (loss)	.18		2.54	(4.68)	1.06	.95	.69

Total from investment operations	.35		2.86	(4.43)	1.17	1.06	.67

Distributions to shareholders from:

Net investment income	(.29)		(.48)	(.38)	(.43)	(.23)	(.27)

Net realized gain	–		–	(.22)	(.20)	–	–

Total distributions	(.29)		(.48)	(.60)	(.63)	(.23)	(.27)

Net asset value, end of period	$10.44		$10.38	$ 8.00	$13.03	$12.49	$11.66

Total Return(b)	3.29	%(c)	37.03%	(35.52)%	9.71%	9.22%	6.02%

Ratios to Average Net Assets:

Expenses, including expense reductions	.67	%(c)	1.32%	1.33%	1.33%	1.33%	1.37%

Expenses, excluding expense reductions	.67	%(c)	1.32%	1.33%	1.34%	1.33%	1.37%

Net investment income (loss)	1.57	%(c)	3.49%	2.16%	.88%	.90%	(.14)%

Supplemental Data:
Net assets, end of period (000)	$87		$82	$59	$213	$2,842	$189

Portfolio turnover rate	26.78	%(c)	106.61%	97.47%	91.42%	104.11%	78.26%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

CONVERTIBLE FUND

	Class R2 Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.40		$ 7.99	$12.95	$12.86

Investment operations:

Net investment income(b)	.15		.35	.30	.04

Net realized and unrealized gain (loss)	.19		2.53	(4.66)	.05

Total from investment operations	.34		2.88	(4.36)	.09

Distributions to shareholders from:

Net investment income	(.28)		(.47)	(.38)	–

Net realized gain	–		–	(.22)	–

Total distributions	(.28)		(.47)	(.60)	–

Net asset value, end of period	$10.46		$10.40	$ 7.99	$12.95

Total Return(c)	3.20	%(d)	37.35%	(35.20)%	.70	%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.74	%(d)	1.26%	.98%	.24	%(d)

Expenses, excluding expense reductions	.74	%(d)	1.26%	.98%	.25	%(d)

Net investment income	1.36	%(d)	3.63%	2.65%	.28	%(d)

Supplemental Data:
Net assets, end of period (000)	$18		$46	$7	$10

Portfolio turnover rate	26.78	%(d)	106.61%	97.47%	91.42%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

CONVERTIBLE FUND

	Class R3 Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.28		$ 7.94	$12.96	$12.86

Investment operations:

Net investment income(b)	.16		.33	.27	.04

Net realized and unrealized gain (loss)	.19		2.49	(4.67)	.06

Total from investment operations	.35		2.82	(4.40)	.10

Distributions to shareholders from:

Net investment income	(.29)		(.48)	(.40)	–

Net realized gain	–		–	(.22)	–

Total distributions	(.29)		(.48)	(.62)	–

Net asset value, end of period	$10.34		$10.28	$ 7.94	$12.96

Total Return(c)	3.31	%(d)	36.90%	(35.53)%	.78	%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.69	%(d)	1.37%	1.36%	.22	%(d)

Expenses, excluding expense reductions	.69	%(d)	1.37%	1.37%	.23	%(d)

Net investment income	1.55	%(d)	3.50%	2.43%	.29	%(d)

Supplemental Data:
Net assets, end of period (000)	$696		$642	$90	$10

Portfolio turnover rate	26.78	%(d)	106.61%	97.47%	91.42%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

FLOATING RATE FUND

	Class A Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30/2009	12/14/2007(a) to 11/30/2008

Per Share Operating Performance
Net asset value, beginning of period	$9.07		$7.53	$10.00

Investment operations:

Net investment income(b)	.23		.54	.51

Net realized and unrealized gain (loss)	.14	(c)	1.54	(2.46)

Total from investment operations	.37		2.08	(1.95)

Distributions to shareholders from:

Net investment income	(.24)		(.54)	(.52)

Net realized gain	(.07)		–	–

Total distributions	(.31)		(.54)	(.52)

Net asset value, end of period	$9.13		$9.07	$ 7.53

Total Return(d)	4.11	%(d)	28.31%	(20.36	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.40	%(e)	.83%	.70	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.40	%(e)	.83%	.70	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.41	%(e)	1.07%	1.14	%(e)

Net investment income	2.53	%(e)	6.23%	5.57	%(e)

Supplemental Data:
Net assets, end of period (000)	$794,843		$230,835	$31,257

Portfolio turnover rate	26.89	%(e)	89.76%	52.39%
(a)	Commencement of investment operations and SEC effective date was 12/14/2007 and date shares first became available to the public was 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statement of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(d)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class C Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30/2009	12/14/2007(a) to 11/30/2008

Per Share Operating Performance
Net asset value, beginning of period	$9.07		$7.53	$10.00

Investment operations:

Net investment income(b)	.20		.49	.44

Net realized and unrealized gain (loss)	.14	(c)	1.53	(2.46)

Total from investment operations	.34		2.02	(2.02)

Distributions to shareholders from:

Net investment income	(.21)		(.48)	(.45)

Net realized gain	(.07)		–	–

Total distributions	(.28)		(.48)	(.45)

Net asset value, end of period	$9.13		$9.07	$ 7.53

Total Return(d)	3.72	%(e)	27.48%	(20.95	)%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.77	%(e)	1.47%	1.33	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.77	%(e)	1.47%	1.32	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.78	%(e)	1.71%	1.69	%(e)

Net investment income	2.14	%(e)	5.55%	4.87	%(e)

Supplemental Data:
Net assets, end of period (000)	$482,374		$111,851	$7,288

Portfolio turnover rate	26.89	%(e)	89.76%	52.39%
(a)	Commencement of investment operations and SEC effective date was 12/14/2007 and date shares first became available to the public was 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statement of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(d)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class F Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30/2009	12/14/2007(a) to 11/30/2008

Per Share Operating Performance
Net asset value, beginning of period	$9.06		$7.53	$10.00

Investment operations:

Net investment income(b)	.24		.58	.54

Net realized and unrealized gain (loss)	.14	(c)	1.51	(2.47)

Total from investment operations	.38		2.09	(1.93)

Distributions to shareholders from:

Net investment income	(.25)		(.56)	(.54)

Net realized gain	(.07)		–	–

Total distributions	(.32)		(.56)	(.54)

Net asset value, end of period	$9.12		$9.06	$ 7.53

Total Return(d)	4.18	%(e)	28.45%	(20.16	)%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.34	%(e)	.59%	.47	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.34	%(e)	.59%	.46	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.35	%(e)	.82%	1.36	%(e)

Net investment income	2.58	%(e)	6.54%	5.85	%(e)

Supplemental Data:
Net assets, end of period (000)	$462,994		$77,233	$27

Portfolio turnover rate	26.89	%(e)	89.76%	52.39%
(a)	Commencement of investment operations and SEC effective date was 12/14/2007 and date shares first became available to the public was 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statement of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class I Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30/2009	12/14/2007(a) to 11/30/2008

Per Share Operating Performance
Net asset value, beginning of period	$9.07		$7.53	$10.00

Investment operations:

Net investment income(b)	.25		.57	.57

Net realized and unrealized gain (loss)	.14	(c)	1.54	(2.49)

Total from investment operations	.39		2.11	(1.92)

Distributions to shareholders from:

Net investment income	(.26)		(.57)	(.55)

Net realized gain	(.07)		–	–

Total distributions	(.33)		(.57)	(.55)

Net asset value, end of period	$9.13		$9.07	$ 7.53

Total Return(d)	4.28	%(e)	28.85%	(20.06	)%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.29	%(e)	.47%	.36	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.29	%(e)	.47%	.36	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.31	%(e)	.75%	.88	%(e)

Net investment income	2.74	%(e)	6.71%	6.02	%(e)

Supplemental Data:
Net assets, end of period (000)	$122,823		$47,939	$34,193

Portfolio turnover rate	26.89	%(e)	89.76%	52.39%
(a)	Commencement of investment operations and SEC effective date was 12/14/2007 and date shares first became available to the public was 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statement of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FLOATING RATE FUND

	Class R2 Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30/2009	12/14/2007(a) to 11/30/2008

Per Share Operating Performance
Net asset value, beginning of period	$9.07		$7.53	$10.00

Investment operations:

Net investment income(b)	.25		.57	.51

Net realized and unrealized gain (loss)	.13	(c)	1.55	(2.48)

Total from investment operations	.38		2.12	(1.97)

Distributions to shareholders from:

Net investment income	(.25)		(.58)	(.50)

Net realized gain	(.07)		–	–

Total distributions	(.32)		(.58)	(.50)

Net asset value, end of period	$9.13		$9.07	$ 7.53

Total Return(d)	4.16	%(e)	28.86%	(20.52	)%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.38	%(e)	.45%	.93	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.38	%(e)	.45%	.92	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.41	%(e)	.73%	2.13	%(e)

Net investment income	2.69	%(e)	6.74%	5.47	%(e)

Supplemental Data:
Net assets, end of period (000)	$11		$10	$8

Portfolio turnover rate	26.89	%(e)	89.76%	52.39%
(a)	Commencement of investment operations and SEC effective date was 12/14/2007 and date shares first became available to the public was 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statement of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

FLOATING RATE FUND

	Class R3 Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30/2009	12/14/2007(a) to 11/30/2008

Per Share Operating Performance
Net asset value, beginning of period	$9.07		$7.53	$10.00

Investment operations:

Net investment income(b)	.23		.57	.52

Net realized and unrealized gain (loss)	.14	(c)	1.54	(2.48)

Total from investment operations	.37		2.11	(1.96)

Distributions to shareholders from:

Net investment income	(.24)		(.57)	(.51)

Net realized gain	(.07)		–	–

Total distributions	(.31)		(.57)	(.51)

Net asset value, end of period	$9.13		$9.07	$ 7.53

Total Return(d)	4.04	%(e)	28.81%	(20.45	)%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.52	%(e)	.51%	.84	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.52	%(e)	.51%	.83	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.53	%(e)	.79%	2.08	%(e)

Net investment income	2.51	%(e)	6.69%	5.56	%(e)

Supplemental Data:
Net assets, end of period (000)	$194		$19	$8

Portfolio turnover rate	26.89	%(e)	89.76%	52.39%
(a)	Commencement of investment operations and SEC effective date was 12/14/2007 and date shares first became available to the public was 1/2/2008.
(b)	Calculated using average shares outstanding during the period.
(c)

The per share amount does not represent the net realized and unrealized gain (loss) as presented on the Statement of Operations for the period due to the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.

(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

HIGH YIELD FUND

	Class A Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$7.22		$5.15	$7.74	$8.08	$7.99	$8.39

Investment operations:

Net investment income(a)	.32		.64	.56	.56	.52	.52

Net realized and unrealized gain (loss)	.14		2.07	(2.56)	(.27)	.19	(.36)

Total from investment operations	.46		2.71	(2.00)	.29	.71	.16

Distributions to shareholders from:

Net investment income	(.33)		(.64)	(.59)	(.63)	(.57)	(.56)

Net realized gain	–		–	–	–	(.05)	–

Total distributions	(.33)		(.64)	(.59)	(.63)	(.62)	(.56)

Net asset value, end of period	$7.35		$7.22	$5.15	$7.74	$8.08	$7.99

Total Return(b)	6.32	%(c)	54.92%	(27.59)%	3.52%	9.23%	1.94%

Ratios to Average Net Assets:

Expenses, excluding expense reductions, including management fee waived and 12b-1 distribution fees reimbursed	.49	%(c)	1.01%	1.27%	1.23%	1.24%	1.22%

Expenses, including expense reductions, management fee waived and 12b-1 distribution fees reimbursed	.49	%(c)	1.01%	1.27%	1.23%	1.23%	1.22%

Expenses, excluding expense reductions, management fee waived and 12b-1 distribution fees reimbursed	.58	%(c)	1.24%	1.27%	1.23%	1.24%	1.22%

Net investment income	4.24	%(c)	9.81%	7.89%	6.97%	6.55%	6.38%

Supplemental Data:
Net assets, end of period (000)	$309,431		$294,169	$62,454	$101,386	$105,995	$103,288

Portfolio turnover rate	58.65	%(c)	126.34%	98.56%	96.74%	108.90%	122.46%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class B Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$7.19		$5.14	$7.71	$8.05	$7.96	$8.36

Investment operations:

Net investment income(a)	.29		.58	.51	.51	.47	.47

Net realized and unrealized gain (loss)	.14		2.06	(2.55)	(.28)	.19	(.36)

Total from investment operations	.43		2.64	(2.04)	.23	.66	.11

Distributions to shareholders from:

Net investment income	(.30)		(.59)	(.53)	(.57)	(.52)	(.51)

Net realized gain	–		–	–	–	(.05)	–

Total distributions	(.30)		(.59)	(.53)	(.57)	(.57)	(.51)

Net asset value, end of period	$7.32		$7.19	$5.14	$7.71	$8.05	$7.96

Total Return(b)	5.91	%(c)	53.45%	(27.96)%	2.83%	8.61%	1.31%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.89	%(c)	1.89%	1.92%	1.88%	1.88%	1.87%

Expenses, including expense reductions and management fee waived	.89	%(c)	1.89%	1.92%	1.88%	1.88%	1.87%

Expenses, excluding expense reductions and management fee waived	.90	%(c)	1.89%	1.92%	1.88%	1.89%	1.87%

Net investment income	3.86	%(c)	9.20%	7.22%	6.33%	5.89%	5.73%

Supplemental Data:
Net assets, end of period (000)	$25,805		$25,313	$14,481	$27,186	$34,907	$41,025

Portfolio turnover rate	58.65	%(c)	126.34%	98.56%	96.74%	108.90%	122.46%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class C Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$7.18		$5.13	$7.71	$8.05	$7.96	$8.36

Investment operations:

Net investment income(a)	.29		.58	.51	.51	.47	.47

Net realized and unrealized gain (loss)	.14		2.06	(2.55)	(.28)	.19	(.36)

Total from investment operations	.43		2.64	(2.04)	.23	.66	.11

Distributions to shareholders from:

Net investment income	(.30)		(.59)	(.54)	(.57)	(.52)	(.51)

Net realized gain	–		–	–	–	(.05)	–

Total distributions	(.30)		(.59)	(.54)	(.57)	(.57)	(.51)

Net asset value, end of period	$7.31		$7.18	$5.13	$7.71	$8.05	$7.96

Total Return(b)	5.77	%(c)	53.74%	(28.08)%	2.82%	8.60%	1.32%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.89	%(c)	1.89%	1.92%	1.88%	1.88%	1.87%

Expenses, including expense reductions and management fee waived	.89	%(c)	1.89%	1.92%	1.88%	1.88%	1.87%

Expenses, excluding expense reductions and management fee waived	.90	%(c)	1.89%	1.92%	1.88%	1.89%	1.87%

Net investment income	3.84	%(c)	8.94%	7.25%	6.32%	5.88%	5.73%

Supplemental Data:
Net assets, end of period (000)	$95,426		$74,949	$17,882	$25,909	$29,466	$35,485

Portfolio turnover rate	58.65	%(c)	126.34%	98.56%	96.74%	108.90%	122.46%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class F Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.21		$5.15	$7.74	$7.96

Investment operations:

Net investment income(b)	.32		.65	.58	.09

Net realized and unrealized gain (loss)	.14		2.05	(2.57)	(.21)

Total from investment operations	.46		2.70	(1.99)	(.12)

Distributions to shareholders from:

Net investment income	(.33)		(.64)	(.60)	(.10)

Net asset value, end of period	$7.34		$7.21	$5.15	$7.74

Total Return(c)	6.36	%(d)	54.89%	(27.40)%	(1.52	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.44	%(d)	.96%	1.04%	.19	%(d)

Expenses, including expense reductions and management fee waived	.44	%(d)	.96%	1.04%	.19	%(d)

Expenses, excluding expense reductions and management fee waived	.45	%(d)	.96%	1.04%	.19	%(d)

Net investment income	4.24	%(d)	9.52%	8.79%	1.19	%(d)

Supplemental Data:
Net assets, end of period (000)	$44,605		$23,471	$279	$10

Portfolio turnover rate	58.65	%(d)	126.34%	98.56%	96.74%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class I Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$7.25		$5.17	$7.77	$8.11	$8.00	$8.37

Investment operations:

Net investment income(a)	.33		.65	.59	.58	.55	.55

Net realized and unrealized gain (loss)	.14		2.08	(2.58)	(.27)	.19	(.36)

Total from investment operations	.47		2.73	(1.99)	.31	.74	.19

Distributions to shareholders from:

Net investment income	(.34)		(.65)	(.61)	(.65)	(.58)	(.56)

Net realized gain	–		–	–	–	(.05)	–

Total distributions	(.34)		(.65)	(.61)	(.65)	(.63)	(.56)

Net asset value, end of period	$7.38		$7.25	$5.17	$7.77	$8.11	$8.00

Total Return(b)	6.43	%(c)	55.20%	(27.33)%	3.79%	9.73%	2.28%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.39	%(c)	.92%	.92%	.88%	.88%	.88%

Expenses, including expense reductions and management fee waived	.39	%(c)	.92%	.92%	.88%	.88%	.88%

Expenses, excluding expense reductions and management fee waived	.41	%(c)	.92%	.92%	.88%	.88%	.88%

Net investment income	4.37	%(c)	10.28%	8.26%	7.28%	6.93%	6.72%

Supplemental Data:
Net assets, end of period (000)	$403,848		$360,431	$240,587	$330,709	$26,108	$15,426

Portfolio turnover rate	58.65	%(c)	126.34%	98.56%	96.74%	108.90%	122.46%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class P Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$7.31		$5.21	$7.83	$8.16	$8.02	$8.39

Investment operations:

Net investment income(a)	.31		.63	.56	.56	.53	.51

Net realized and unrealized gain (loss)	.14		2.09	(2.60)	(.27)	.17	(.35)

Total from investment operations	.45		2.72	(2.04)	.29	.70	.16

Distributions to shareholders from:

Net investment income	(.32)		(.62)	(.58)	(.62)	(.51)	(.53)

Net realized gain	–		–	–	–	(.05)	–

Total distributions	(.32)		(.62)	(.58)	(.62)	(.56)	(.53)

Net asset value, end of period	$7.44		$7.31	$5.21	$7.83	$8.16	$8.02

Total Return(b)	6.03	%(c)	54.68%	(27.73)%	3.48%	9.14%	1.91%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.61	%(c)	1.35%	1.37%	1.33%	1.28%	1.33%

Expenses, including expense reductions and management fee waived	.61	%(c)	1.35%	1.37%	1.33%	1.28%	1.33%

Expenses, excluding expense reductions and management fee waived	.63	%(c)	1.35%	1.37%	1.33%	1.29%	1.33%

Net investment income	4.14	%(c)	9.68%	7.81%	6.85%	6.64%	6.25%

Supplemental Data:
Net assets, end of period (000)	$733		$541	$185	$243	$109	$7

Portfolio turnover rate	58.65	%(c)	126.34%	98.56%	96.74%	108.90%	122.46%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

HIGH YIELD FUND

	Class R2 Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.26		$5.18	$7.75	$7.96

Investment operations:

Net investment income(b)	.31		.63	.58	.09

Net realized and unrealized gain (loss)	.13		2.06	(2.58)	(.21)

Total from investment operations	.44		2.69	(2.00)	(.12)

Distributions to shareholders from:

Net investment income	(.31)		(.61)	(.57)	(.09)

Net asset value, end of period	$7.39		$7.26	$5.18	$7.75

Total Return(c)	6.12	%(d)	54.20%	(27.47)%	(1.48	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.69	%(d)	1.47%	1.04%	.25	%(d)

Expenses, including expense reductions and management fee waived	.69	%(d)	1.47%	1.04%	.25	%(d)

Expenses, excluding expense reductions and management fee waived	.70	%(d)	1.47%	1.05%	.25	%(d)

Net investment income	4.07	%(d)	9.19%	8.16%	1.12	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,335		$594	$9	$10

Portfolio turnover rate	58.65	%(d)	126.34%	98.56%	96.74%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

HIGH YIELD FUND

	Class R3 Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$7.26		$5.18	$7.75	$7.96

Investment operations:

Net investment income(b)	.31		.64	.58	.09

Net realized and unrealized gain (loss)	.14		2.06	(2.57)	(.21)

Total from investment operations	.45		2.70	(1.99)	(.12)

Distributions to shareholders from:

Net investment income	(.32)		(.62)	(.58)	(.09)

Net asset value, end of period	$7.39		$7.26	$5.18	$7.75

Total Return(c)	6.16	%(d)	54.34%	(27.38)%	(1.46	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived	.64	%(d)	1.37%	1.01%	.24	%(d)

Expenses, including expense reductions and management fee waived	.64	%(d)	1.37%	1.01%	.24	%(d)

Expenses, excluding expense reductions and management fee waived	.66	%(d)	1.37%	1.02%	.24	%(d)

Net investment income	4.10	%(d)	9.20%	8.17%	1.13	%(d)

Supplemental Data:
Net assets, end of period (000)	$3,840		$2,246	$7	$10

Portfolio turnover rate	58.65	%(d)	126.34%	98.56%	96.74%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

INCOME FUND

	Class A Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$2.73		$2.09	$2.61	$2.58	$2.56	$2.60

Investment operations:

Net investment income(a)	.08		.15	.14	.11	.11	.09

Net realized and unrealized gain (loss)	.02		.64	(.53)	.03	.02	(.03)

Total from investment operations	.10		.79	(.39)	.14	.13	.06

Distributions to shareholders from:

Net investment income	(.08)		(.15)	(.13)	(.11)	(.11)	(.10)

Net asset value, end of period	$2.75		$2.73	$2.09	$2.61	$2.58	$2.56

Total Return(b)	3.74	%(c)	38.79%	(15.52)%	5.76%	5.16%	2.18%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.46	%(c)	1.00%	1.00%	1.30%	1.04%	1.02%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.46	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.47	%(c)	1.07%	1.08%	1.35%	1.10%	1.06%

Net investment income	2.80	%(c)	6.10%	5.45%	4.53%	4.32%	3.54%

Supplemental Data:
Net assets, end of period (000)	$629,506		$584,884	$398,305	$533,896	$579,558	$687,866

Portfolio turnover rate	75.30	%(c)	297.38%	393.47%	294.55%	499.81%	485.03%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class B Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$2.73		$2.09	$2.61	$2.58	$2.56	$2.60

Investment operations:

Net investment income(a)	.07		.13	.12	.10	.09	.08

Net realized and unrealized gain (loss)	.02		.64	(.52)	.03	.02	(.04)

Total from investment operations	.09		.77	(.40)	.13	.11	.04

Distributions to shareholders from:

Net investment income	(.07)		(.13)	(.12)	(.10)	(.09)	(.08)

Net asset value, end of period	$2.75		$2.73	$2.09	$2.61	$2.58	$2.56

Total Return(b)	3.36	%(c)	37.91%	(16.10)%	5.03%	4.42%	1.50%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.84	%(c)	1.65%	1.65%	1.95%	1.69%	1.66%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.84	%(c)	1.65%	1.65%	1.65%	1.65%	1.65%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.84	%(c)	1.72%	1.73%	2.00%	1.75%	1.71%

Net investment income	2.43	%(c)	5.45%	4.80%	3.88%	3.67%	2.88%

Supplemental Data:
Net assets, end of period (000)	$24,818		$26,942	$19,158	$25,211	$30,865	$44,643

Portfolio turnover rate	75.30	%(c)	297.38%	393.47%	294.55%	499.81%	485.03%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class C Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$2.74		$2.10	$2.62	$2.59	$2.57	$2.61

Investment operations:

Net investment income(a)	.07		.13	.12	.10	.09	.08

Net realized and unrealized gain (loss)	.02		.64	(.52)	.03	.02	(.04)

Total from investment operations	.09		.77	(.40)	.13	.11	.04

Distributions to shareholders from:

Net investment income	(.07)		(.13)	(.12)	(.10)	(.09)	(.08)

Net asset value, end of period	$2.76		$2.74	$2.10	$2.62	$2.59	$2.57

Total Return(b)	3.38	%(c)	37.80%	(16.01)%	5.03%	4.45%	1.51%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.80	%(c)	1.65%	1.65%	1.95%	1.69%	1.67%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.80	%(c)	1.65%	1.65%	1.65%	1.65%	1.65%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.81	%(c)	1.72%	1.73%	2.00%	1.75%	1.71%

Net investment income	2.45	%(c)	5.32%	4.81%	3.88%	3.67%	2.89%

Supplemental Data:
Net assets, end of period (000)	$125,433		$107,068	$40,221	$48,661	$53,400	$62,290

Portfolio turnover rate	75.30	%(c)	297.38%	393.47%	294.55%	499.81%	485.03%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class F Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$2.73		$2.09	$2.61	$2.55

Investment operations:

Net investment income(b)	.08		.15	.15	.02

Net realized and unrealized gain (loss)	.02		.64	(.53)	.06

Total from investment operations	.10		.79	(.38)	.08

Distributions to shareholders from:

Net investment income	(.08)		(.15)	(.14)	(.02)

Net asset value, end of period	$2.75		$2.73	$2.09	$2.61

Total Return(c)	3.81	%(d)	39.15%	(15.31)%	3.13	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.39	%(d)	.75%	.74%	.14	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.39	%(d)	.75%	.74%	.12	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.39	%(d)	.81%	.81%	.14	%(d)

Net investment income	2.83	%(d)	6.03%	6.19%	.89	%(d)

Supplemental Data:
Net assets, end of period (000)	$54,066		$28,302	$141	$10

Portfolio turnover rate	75.30	%(d)	297.38%	393.47%	294.55%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class I Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$2.72		$2.09	$2.61	$2.58	$2.56	$2.60

Investment operations:

Net investment income(a)	.08		.16	.15	.12	.12	.10

Net realized and unrealized gain (loss)	.03		.63	(.53)	.03	.02	(.03)

Total from investment operations	.11		.79	(.38)	.15	.14	.07

Distributions to shareholders from:

Net investment income	(.08)		(.16)	(.14)	(.12)	(.12)	(.11)

Net asset value, end of period	$2.75		$2.72	$2.09	$2.61	$2.58	$2.56

Total Return(b)	4.24	%(c)	38.74%	(15.19)%	6.13%	5.55%	2.56%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.34	%(c)	.65%	.65%	.95%	.69%	.67%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.34	%(c)	.65%	.65%	.65%	.65%	.65%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.34	%(c)	.72%	.72%	1.00%	.75%	.71%

Net investment income	2.88	%(c)	6.46%	5.86%	4.90%	4.67%	3.88%

Supplemental Data:
Net assets, end of period (000)	$20,763		$1,024	$651	$894	$794	$1,227

Portfolio turnover rate	75.30	%(c)	297.38%	393.47%	294.55%	499.81%	485.03%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INCOME FUND

	Class R2 Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30/2009	7/2/2008(a) to 11/30/2008
Per Share Operating Performance
Net asset value, beginning of period	$2.75		$2.09	$2.58

Investment operations:

Net investment income(b)	.08		.16	.06

Net realized and unrealized gain (loss)	.02		.64	(.49)

Total from investment operations	.10		.80	(.43)

Distributions to shareholders from:

Net investment income	(.08)		(.14)	(.06)

Net asset value, end of period	$2.77		$2.75	$2.09

Total Return(c)	3.82	%(d)	39.46%	(17.03	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.32	%(d)	.63%	.48	%(d)

Expenses, including expense reductions and management fee waived and expenses reimbursed	.32	%(d)	.63%	.48	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.33	%(d)	.70%	.54	%(d)

Net investment income	2.95	%(d)	6.50%	2.41	%(d)

Supplemental Data:
Net assets, end of period (000)	$12		$12	$8

Portfolio turnover rate	75.30	%(d)	297.38%	393.47%
(a)	Commencement of offering of class shares.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

INCOME FUND

	Class R3 Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30/2009	7/2/2008(a) to 11/30/2008
Per Share Operating Performance
Net asset value, beginning of period	$2.73		$2.09	$2.58

Investment operations:

Net investment income(b)	.07		.15	.06

Net realized and unrealized gain (loss)	.04		.64	(.49)

Total from investment operations	.11		.79	(.43)

Distributions to shareholders from:

Net investment income	(.08)		(.15)	(.06)

Net asset value, end of period	$2.76		$2.73	$2.09

Total Return(c)	4.00	%(d)	38.65%	(16.99	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.59	%(d)	1.11%	.45	%(d)

Expenses, including expense reductions and management fee waived and expenses reimbursed	.59	%(d)	1.11%	.45	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.59	%(d)	1.18%	.50	%(d)

Net investment income	2.67	%(d)	5.87%	2.45	%(d)

Supplemental Data:
Net assets, end of period (000)	$247		$114	$8

Portfolio turnover rate	75.30	%(d)	297.38%	393.47%
(a)	Commencement of offering of class shares.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

SHORT DURATION INCOME FUND

	Class A Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$4.57		$3.97	$4.35	$4.30	$4.29	$4.41

Investment operations:

Net investment income(a)	.09		.20	.20	.18	.16	.13

Net realized and unrealized gain (loss)	.04		.62	(.38)	.05	.02	(.09)

Total from investment operations	.13		.82	(.18)	.23	.18	.04

Distributions to shareholders from:

Net investment income	(.10)		(.22)	(.20)	(.18)	(.17)	(.16)

Net realized gain	(.02)		–	–	–	–	–

Total distributions	(.12)		(.22)	(.20)	(.18)	(.17)	(.16)

Net asset value, end of period	$4.58		$4.57	$3.97	$4.35	$4.30	$4.29

Total Return(b)	2.80	%(c)	21.30%	(4.57)%	5.38%	4.26%	.90%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.29	%(c)	.68%	.80%	.91%	.92%	.90%

Expenses, including expense reductions and expenses reimbursed	.29	%(c)	.68%	.79%	.90%	.90%	.90%

Expenses, excluding expense reductions and expenses reimbursed	.29	%(c)	.68%	.80%	1.07%	1.10%	1.06%

Net investment income	1.94	%(c)	4.53%	4.67%	4.15%	3.77%	2.88%

Supplemental Data:
Net assets, end of period (000)	$3,637,426		$2,117,058	$194,420	$78,351	$76,271	$87,287

Portfolio turnover rate	54.61	%(c)	162.91%	208.09%	164.00%	304.77%	295.07%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class B Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$4.58		$3.97	$4.35	$4.30	$4.30	$4.41

Investment operations:

Net investment income(a)	.07		.17	.17	.15	.13	.10

Net realized and unrealized gain (loss)	.03		.62	(.38)	.05	.01	(.08)

Total from investment operations	.10		.79	(.21)	.20	.14	.02

Distributions to shareholders from:

Net investment income	(.08)		(.18)	(.17)	(.15)	(.14)	(.13)

Net realized gain	(.02)		–	–	–	–	–

Total distributions	(.10)		(.18)	(.17)	(.15)	(.14)	(.13)

Net asset value, end of period	$4.58		$4.58	$3.97	$4.35	$4.30	$4.30

Total Return(b)	2.18	%(c)	20.34%	(5.01)%	4.70%	3.35%	.48%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.70	%(c)	1.48%	1.54%	1.56%	1.57%	1.55%

Expenses, including expense reductions and expenses reimbursed	.70	%(c)	1.48%	1.54%	1.55%	1.55%	1.55%

Expenses, excluding expense reductions and expenses reimbursed	.70	%(c)	1.48%	1.61%	1.73%	1.75%	1.71%

Net investment income	1.58	%(c)	3.96%	3.96%	3.51%	3.13%	2.25%

Supplemental Data:
Net assets, end of period (000)	$51,416		$39,422	$12,756	$7,379	$6,805	$7,506

Portfolio turnover rate	54.61	%(c)	162.91%	208.09%	164.00%	304.77%	295.07%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class C Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$4.60		$3.99	$4.37	$4.32	$4.32	$4.44

Investment operations:

Net investment income(a)	.07		.17	.17	.15	.13	.10

Net realized and unrealized gain (loss)	.03		.62	(.38)	.05	.01	(.09)

Total from investment operations	.10		.79	(.21)	.20	.14	.01

Distributions to shareholders from:

Net investment income	(.08)		(.18)	(.17)	(.15)	(.14)	(.13)

Net realized gain	(.02)		–	–	–	–	–

Total distributions	(.10)		(.18)	(.17)	(.15)	(.14)	(.13)

Net asset value, end of period	$4.60		$4.60	$3.99	$4.37	$4.32	$4.32

Total Return(b)	2.17	%(c)	20.21%	(4.98)%	4.70%	3.35%	.27%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.68	%(c)	1.48%	1.54%	1.56%	1.57%	1.55%

Expenses, including expense reductions and expenses reimbursed	.68	%(c)	1.48%	1.54%	1.55%	1.55%	1.55%

Expenses, excluding expense reductions and expenses reimbursed	.68	%(c)	1.48%	1.61%	1.73%	1.75%	1.71%

Net investment income	1.55	%(c)	3.69%	3.94%	3.51%	3.12%	2.23%

Supplemental Data:
Net assets, end of period (000)	$2,288,718		$1,154,440	$67,249	$33,081	$37,027	$46,220

Portfolio turnover rate	54.61	%(c)	162.91%	208.09%	164.00%	304.77%	295.07%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class F Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$4.57		$3.96	$4.34	$4.29

Investment operations:

Net investment income(b)	.09		.20	.20	.03

Net realized and unrealized gain (loss)	.03		.63	(.37)	.05

Total from investment operations	.12		.83	(.17)	.08

Distributions to shareholders from:

Net investment income	(.10)		(.22)	(.21)	(.03)

Net realized gain	(.02)		–	–	–

Total distributions	(.12)		(.22)	(.21)	(.03)

Net asset value, end of period	$4.57		$4.57	$3.96	$4.34

Total Return(c)	2.62	%(d)	21.42%	(4.21)%	1.90	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.24	%(d)	.58%	.61%	.11	%(d)

Expenses, including expense reductions and expenses reimbursed	.24	%(d)	.58%	.61%	.12	%(d)

Expenses, excluding expense reductions and expenses reimbursed	.24	%(d)	.58%	.64%	.15	%(d)

Net investment income	1.98	%(d)	4.55%	4.94%	.73	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,433,339		$499,721	$1,644	$10
Portfolio turnover rate	54.61	%(d)	162.91%	208.09%	164.00%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class I Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$4.57		$3.96	$4.35	$4.30	$4.29	$4.41

Investment operations:

Net investment income(a)	.09		.21	.21	.19	.18	.14

Net realized and unrealized gain (loss)	.04		.63	(.37)	.05	.01	(.09)

Total from investment operations	.13		.84	(.16)	.24	.19	.05

Distributions to shareholders from:

Net investment income	(.11)		(.23)	(.23)	(.19)	(.18)	(.17)

Net realized gain	(.02)		–	–	–	–	–

Total distributions	(.13)		(.23)	(.23)	(.19)	(.18)	(.17)

Net asset value, end of period	$4.57		$4.57	$3.96	$4.35	$4.30	$4.29

Total Return(b)	2.67	%(c)	21.57%	(3.92)%	5.75%	4.63%	1.26%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.20	%(c)	.49%	.55%	.56%	.57%	.55%

Expenses, including expense reductions and expenses reimbursed	.20	%(c)	.49%	.54%	.55%	.55%	.55%

Expenses, excluding expense reductions and expenses reimbursed	.20	%(c)	.49%	.63%	.73%	.75%	.71%

Net investment income	2.04	%(c)	4.66%	4.99%	4.51%	4.15%	3.24%

Supplemental Data:
Net assets, end of period (000)	$175,398		$65,851	$488	$548	$474	$356

Portfolio turnover rate	54.61	%(c)	162.91%	208.09%	164.00%	304.77%	295.07%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

SHORT DURATION INCOME FUND

	Class R2 Shares
	Six Months Ended 5/31/2010 (unaudited)		7/21/2009(a) to 11/30/2009
Per Share Operating Performance
Net asset value, beginning of period	$4.58		$4.46

Investment operations:

Net investment income(b)	.08		.06

Net realized and unrealized gain	.03		.14

Total from investment operations	.11		.20

Distributions to shareholders from:

Net investment income	(.09)		(.08)

Net realized gain	(.02)		–

Total distributions	(.11)		(.08)

Net asset value, end of period	$4.58		$4.58

Total Return(c)	2.37	%(d)	4.56	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.49	%(d)	.72	%(e)

Expenses, including expense reductions and expenses reimbursed	.49	%(d)	.72	%(e)

Expenses, excluding expense reductions and expenses reimbursed	.49	%(d)	.90	%(e)

Net investment income	1.74	%(d)	3.42	%(e)

Supplemental Data:
Net assets, end of period (000)	$784		$256

Portfolio turnover rate	54.61	%(d)	162.91%
(a)	Commencement of investment operations was 7/21/2009 and SEC effective date was 9/14/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

SHORT DURATION INCOME FUND

	Class R3 Shares
	Six Months Ended 5/31/2010 (unaudited)		7/21/2009(a) to 11/30/2009
Per Share Operating Performance
Net asset value, beginning of period	$4.58		$4.46

Investment operations:

Net investment income(b)	.08		.07

Net realized and unrealized gain	.03		.13

Total from investment operations	.11		.20

Distributions to shareholders from:

Net investment income	(.09)		(.08)

Net realized gain	(.02)		–

Total distributions	(.11)		(.08)

Net asset value, end of period	$4.58		$4.58

Total Return(c)	2.42	%(d)	4.53	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.44	%(d)	.98	%(e)

Expenses, including expense reductions and expenses reimbursed	.44	%(d)	.98	%(e)

Expenses, excluding expense reductions and expenses reimbursed	.44	%(d)	.99	%(e)

Net investment income	1.78	%(d)	3.95	%(e)

Supplemental Data:
Net assets, end of period (000)	$3,739		$2,008

Portfolio turnover rate	54.61	%(d)	162.91%
(a)	Commencement of investment operations was 7/21/2009 and SEC effective date was 9/14/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of eleven funds. This report covers the following five funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Convertible Fund (“Convertible Fund”), Lord Abbett Floating Rate Fund (“Floating Rate Fund”), Lord Abbett High Yield Fund (“High Yield Fund”), Lord Abbett Income Fund (“Income Fund”), and Lord Abbett Short Duration Income Fund (“Short Duration Income Fund”), Class A, B, C, F, I, P, R2 and R3 shares. As of the date of this report, Floating Rate Fund has not issued Class B and Class P shares, Income Fund and Short Duration Income Fund have not issued Class P shares. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectuses. Effective March 31, 2010, each of the Funds of the Trust no longer offers Class B shares.

Each of Convertible Fund’s and High Yield Fund’s investment objective is to seek a high current income and the opportunity for capital appreciation to produce high total return. Floating Rate Fund’s investment objective is to seek a high level of current income. Each of Income Fund’s and Short Duration Income Fund’s investment objective is to seek a high level of income consistent with preservation of capital.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most

Notes to Financial Statements (unaudited)(continued)

recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the fiscal years ended November 30, 2006 through November 30, 2009. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the funds’ 12b-1 Distribution Plan.

(f)

Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized

Notes to Financial Statements (unaudited)(continued)

gain on investments, futures contracts and foreign currency related transactions on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments, futures contracts and foreign currency related transactions on each Fund’s Statement of Operations. As of May 31, 2010, only Income Fund and Short Duration Income Fund had open forward foreign currency exchange contracts.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts as a substitute for taking a position in an underlying asset, to increase returns, for bona fide hedging purposes or to pursue risk management strategies. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin”. Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of May 31, 2010, only Income Fund, High Yield Fund and Short Duration Income Fund had open futures contracts.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Financial Statements (unaudited)(continued)

(j)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Time Deposits–Each Fund is authorized to temporarily invest a substantial amount of its assets in various short-term fixed income securities. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

(l)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(m)	Floating Rate Loans–The Floating Rate Fund, High Yield Fund, Income Fund and Short Duration Income Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which a Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, a Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the

Notes to Financial Statements (unaudited)(continued)

unfunded portion. As of May 31, 2010, only the Floating Rate Fund had the following unfunded loan commitments:

Borrower	Unfunded Commitment	Unrealized Appreciation/ Depreciation
Aleris International, Inc. Debtor in Possession Term Loan 8/31/2010	$104,274	$3,780
Quad/Graphics, Inc. Term Loan B 4/14/2016	10,312,500	(309,375)
Smurfit Stone Container Enterprises, Inc. Term Loan B 2/22/2016	14,000,000	(5,054)
Smurfit Stone Container Enterprises, Inc. Revolver 11/2/2009	625	(2)
Total	$24,417,399	$(310,651)

(n)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing each Fund’s investments carried at value:

			Convertible Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$10,019,388	$–	$–	$10,019,388
Convertible Bonds	187,504,856	–	78,413	187,583,269
Convertible Preferred Stocks	39,073,229	21,897,090	–	60,970,319
Corporate Bonds	–	–	31,717	31,717
Repurchase Agreement	–	7,037,390	–	7,037,390
Total	$236,597,473	$28,934,480	$110,130	$265,642,083

Notes to Financial Statements (unaudited)(continued)

	Floating Rate Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$140,217,304	$–	$140,217,304
Floating Rate Loans	–	1,636,379,646	29,941,358	1,666,321,004
Repurchase Agreement	–	111,754,000	–	111,754,000
Time Deposit	–	286	–	286
Total	$–	$1,888,351,236	$29,941,358	$1,918,292,594

		High Yield Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$5,253,585	$3,924,700	$–	$9,178,285
Convertible Bond	–	2,328,125	–	2,328,125
Convertible Preferred Stock	45,300	502,030	–	547,330
Floating Rate Loans	–	9,493,095	–	9,493,095
Foreign Government Obligations	–	2,955,000	–	2,955,000
High Yield Corporate Bonds	–	822,117,033	–	822,117,033
Warrants	–	231,731	–	231,731
Repurchase Agreement	–	3,050,949	–	3,050,949
Total	$5,298,885	$844,602,663	$–	$849,901,548
Other Financial Instruments
Futures Contracts
Assets	$80,644	$–	$–	$80,644
Liabilities	–	–	–	–
Total	$80,644	$–	$–	$80,644

	Income Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$19,071,722	$–	$19,071,722
Corporate Bonds	–	672,194,606	–	672,194,606
Floating Rate Loans	–	1,998,062	398,616	2,396,678
Foreign Bonds		3,070,418	–	3,070,418
Foreign Government Obligations	–	9,572,476	–	9,572,476
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	29,516,239	–	29,516,239
Government Sponsored Enterprises Pass-Throughs	–	4,758,379	–	4,758,379
Municipal Bonds	–	32,181,403	–	32,181,403
Non-Agency Commercial Mortgage-Backed Securities	–	51,123,926	–	51,123,926
U.S. Treasury Obligations	–	3,174,543	–	3,174,543
Repurchase Agreements	–	21,516,619	–	21,516,619
Total	$–	$848,178,393	$398,616	$848,577,009
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$410,423	$–	$410,423
Liabilities	–	(3,104,224)	–	(3,104,224)
Futures Contracts
Assets	273,943	–	–	273,943
Liabilities	(1,213)	–	–	(1,213)
Total	$272,730	$(2,693,801)	$–	$(2,421,071)

Notes to Financial Statements (unaudited)(continued)

	Short Duration Income Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$869,676,362	$–	$869,676,362
Corporate Bonds	–	3,745,145,486	–	3,745,145,486
Floating Rate Loans	–	48,905,801	398,616	49,304,417
Foreign Bonds		24,087,730		24,087,730
Foreign Government Obligations	–	69,493,548	–	69,493,548
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	239,778,446	–	239,778,446
Government Sponsored Enterprises Pass-Throughs	–	89,277,373	–	89,277,373
Municipal Bonds		23,889,223		23,889,223
Non-Agency Commercial Mortgage-Backed Securities	–	2,259,686,596	–	2,259,686,596
Pass-Through Agencies	–	86,448	–	86,448
U.S. Treasury Obligation	–	75,951,541	–	75,951,541
Repurchase Agreements	–	249,379,643	–	249,379,643
Total	$–	$7,695,358,197	$398,616	$7,695,756,813
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$1,159,076	$–	$1,159,076
Liabilities	–	–	–	–
Futures Contracts
Assets	1,662,637	–	–	1,662,637
Liabilities	–	–	–	–
Total	$1,662,637	$1,159,076	$–	$2,821,713
*	See Schedule of Investments for value in each industry.

The following is a reconciliation of investment for unobservable inputs (Level 3) that were used in determining fair value:

Fund	Convertible Fund	Floating Rate Fund	High Yield Fund
Investment Type	Convertible Bonds	Floating Rate Loans	Common Stock
Balance as of December 1, 2009	$2,422,500	$10,508,563	$1,956,034
Accrued discounts/premiums	–	67,741	–
Realized gain (loss)	–	12,211	–
Change in unrealized appreciation/depreciation	(2,407,837)	(253,335)	–
Net purchase (sales)	63,750	19,524,483	–
Net transfers in or out of Level 3	–	81,695	(1,956,034)
Balance as of May 31, 2010	$78,413	$29,941,358	$–

Investment Type	Corporate Bonds
Balance as of December 1, 2009	$850,936
Accrued discounts/premiums	(15,960)
Realized gain (loss)	–
Change in unrealized appreciation/depreciation	(829,045)
Net purchase (sales)	25,786
Net transfers in or out of Level 3	–
Balance as of May 31, 2010	$31,717

Notes to Financial Statements (unaudited)(continued)

	Income Fund	Short Duration Income Fund
Investment Type	Floating Rate Loans	Floating Rate Loans
Balance as of December 1, 2009	$401,375	$401,375
Accrued discounts/premiums	9,007	9,007
Realized gain (loss)	75	75
Change in unrealized appreciation/depreciation	(9,835)	(9,835)
Net purchase (sales)	(2,006)	(2,006)
Net transfers in or out of Level 3	–	–
Balance as of May 31, 2010	$398,616	$398,616

(p)	Disclosures about Derivative Instruments and Hedging Activities–The Income Fund and Short Duration Income Fund entered into forward foreign currency exchange contracts during the six months ended May 31, 2010 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Funds’ exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Funds’ use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Funds’ returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Funds’ risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts.

High Yield Fund, Income Fund and Short Duration Income Fund entered into U.S. Treasury futures contracts during the six months ended May 31, 2010 (as described in note 2(h)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of May 31, 2010, the High Yield Fund, Income Fund and Short Duration Income Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Funds use derivative instruments:

	High Yield Fund		Income Fund
Asset Derivatives	Interest Rate Contracts	Fair Value	Interest Rate Contracts	Foreign Currency Exchange Contracts	Fair Value
Futures Contracts(1)	$80,644	$80,644	$273,943	$–	$273,943
Forward Foreign Currency Exchange Contracts(2)	$–	$–	$–	$410,423	$410,423
Total	$80,644	$80,644	$273,943	$410,423	$684,366

Notes to Financial Statements (unaudited)(continued)

	High Yield Fund		Income Fund
Asset Derivatives	Interest Rate Contracts	Fair Value	Interest Rate Contracts	Foreign Currency Exchange Contracts	Fair Value
Liability Derivatives
Futures Contracts(1)	$–	$–	$1,213	$–	$1,213
Forward Foreign Currency Exchange Contracts(3)	$–	$–	$–	$3,104,224	$3,104,224
Total	$–	$–	$1,213	$3,104,224	$3,105,437

	Short Duration Income Fund
Asset Derivatives	Interest Rate Contracts	Foreign Currency Exchange Contracts	Fair Value
Futures Contracts(1)	$1,662,637	$–	$1,662,637
Forward Foreign Currency Exchange Contracts(3)	$–	$1,159,076	$1,159,076
Total	$1,662,637	$1,159,076	$2,821,713
(1)

Statement of Assets & Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the statement of assets and liabilities.

(2)	Statement of Assets & Liabilities location: Unrealized appreciation on forward foreign currency contracts.
(3)	Statement of Assets & Liabilities location: Unrealized depreciation on forward foreign currency contracts.

Transactions in derivative instruments during the six months ended May 31, 2010 were as follows:

	High Yield Fund		Income Fund
	Interest Rate Contracts	Total	Interest Rate Contracts	Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss)(1)
Futures Contracts	$(405,677)	$(405,677)	$(2,762,197)	$–	$(2,762,197)
Forward Foreign Currency Exchange Contracts	$–	$–	$–	$391,735	$391,735
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$633,442	$633,442	$1,333,963	$–	$1,333,963
Forward Foreign Currency Exchange Contracts	$–	$–	$–	$(4,344,196)	$(4,344,196)
Average Number of Contracts/Notional Amounts*
Futures Contracts(3)	50	50	387	–	387
Forward Foreign Currency Exchange Contracts(4)	$–	$–	$–	$90,012,729	$90,012,729

Notes to Financial Statements (unaudited)(continued)

	Short Duration Income Fund
	Interest Rate Contracts	Foreign Currency Exchange Contracts	Total
Net Realized Gain (Loss)(1)
Futures Contracts	$(5,157,087)	$–	$(5,157,087)
Forward Foreign Currency Exchange Contracts	$–	$1,286,382	$1,286,382
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$5,810,028	$–	$5,810,028
Forward Foreign Currency Exchange Contracts	$–	$1,159,076	$1,159,076
Average Number of Contracts*
Futures Contracts(3)	$4,476	$–	$4,476
Forward Foreign Currency Exchange Contracts(4)	$–	$18,745,972	$18,745,972
*	Calculated based on the number of contracts or notional amounts during the six months ended May 31, 2010.
(1)	Statement of Operations location: High Yield Fund, Income Fund and Short Duration Income Fund — Net realized gain on investments, futures contracts and foreign currency related transactions.
(2)

Statement of Operations location: High Yield Fund — Net change in unrealized appreciation/depreciation on investments, futures contracts, unfunded commitments and translation of assets and liabilities denominated in foreign currencies; Income Fund and Short Duration Income Fund — Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies.

(3)	Amount represents number of contracts.
(4)	Amount represents notional amounts in U.S. dollars.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Convertible Fund
First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

Floating Rate Fund
First $1 billion	.50%
Over $1 billion	.45%

High Yield Fund
First $1 billion	.60%
Next $1 billion	.55%
Over $2 billion	.50%

Notes to Financial Statements (unaudited)(continued)

Income Fund
First $3 billion	.50%
Over $3 billion	.45%

Short Duration Income Fund
First $1 billion	.35%
Next $1 billion	.30%
Over $2 billion	.25%

For the six months ended May 31, 2010, the effective management fee, before waivers was the following annualized rate of each Fund’s average daily net assets:

Effective Management Fee
Convertible Fund	.70%
Floating Rate Fund	.48%
High Yield Fund	.60%
Income Fund	.50%
Short Duration Income Fund	.27%

Effective April 1, 2010 through March 31, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Floating Rate Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of .65%.

This agreement may be terminated only upon the approval of the Fund’s Board of Trustees.

For the period December 1, 2009 through March 31, 2010, Lord Abbett voluntarily agreed to waive all or a portion of its management fee and if necessary, reimburse Floating Rate Fund’s other expenses to the extent necessary that each class’ total annual operating expenses did not exceed the following annual rates:

	Effective Date:
	December 1, 2009	February 1, 2010
Class	% of Average Daily Net Assets
A	.85%	.85%
C	1.50%	1.63%
F	.60%	.75%
I	.50%	.65%
R2	1.10%	1.25%
R3	1.00%	1.15%

For the period April 1, 2010 through March 31, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the High Yield Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of .78%. In addition, for the period April 1, 2010 through March 31, 2011, Lord Abbett has contractually agreed to reimburse Class A 12b-1 fees to the extent necessary so that Class A total net annual operating expenses, including 12b-1 fees, do not exceed an annual rate of .98%.

These agreements may be terminated only upon the approval of the Fund’s Board of Trustees.

Notes to Financial Statements (unaudited)(continued)

For the period December 31, 2009 through March 31, 2010, Lord Abbett voluntarily waived a portion of High Yield Fund’s management fees and reimbursed a portion of Class A 12b-1 fees to the extent necessary, so that each class’ total annual operating expenses did not exceed the following annualized rates:

Class	% of Average Daily Net Assets
A*	.98%
B	1.78%
C	1.78%
F*	.88%
I	.78%
R2	1.38%
R3	1.28%

*	For the period December 1, 2009 through December 30, 2009, Lord Abbett voluntarily reimbursed a portion of both Class A and Class F 12b-1 fees so that the total annual operating expenses did not exceed .98% of each class’ average daily net assets.

For the period December 1, 2009 through March 31, 2010, Lord Abbett voluntarily agreed to waive all or a portion of its management fee and, if necessary, reimburse the Income Fund’s and Short Duration Income Fund’s other expenses to the extent necessary so that each class’ total annual operating expenses did not exceed the following annual rates:

	Effective Date:
	December 1, 2009		February 1, 2010
	Income Fund	Short Duration Income Fund	Income Fund
Class	% of Average Daily Net Assets
A	1.00%	.90%	1.00%
B	1.65%	1.70%	1.80%
C	1.65%	1.70%	1.70%
F	.75%	.80%	.90%
I	.65%	.70%	.80%
P	1.10%	1.15%	1.25%
R2	1.25%	1.30%	1.40%
R3	1.15%	1.20%	1.30%

Effective April 1, 2010, the voluntary reimbursements for all classes of each Fund were discontinued.

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund’s average daily net assets.

Floating Rate Fund and High Yield Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited)(continued)

As of May 31, 2010, the percentages of Floating Rate Fund’s and High Yield Fund’s outstanding shares owned by each Fund of Funds were as follows:

		Underlying Funds
Fund of Funds	Floating Rate Fund	High Yield Fund
Lord Abbett Balanced Strategy Fund	3.46%	21.55%
Lord Abbett Diversified Income Strategy Fund	.46%	8.63%
Lord Abbett Growth & Income Strategy Fund	1.11%	10.64%
Lord Abbett Global Allocation Fund	.14%	2.19%

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A(1)(2)	Class B	Class C(3)	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

(1)	Annual Class A service and distribution fees of Short Duration Income Fund are ..15% and .05%, respectively.
(2)

Effective February 1, 2010, Class A 12b-1 fees for the Floating Rate Fund and Income Fund were reduced from .35% of each Fund’s average daily net assets attributable to Class A shares to .20% (.15% service, .05% distribution).

(3)

Effective February 1, 2010, Class C 12b-1 fees for the Floating Rate Fund, Income Fund, and Short Duration Income Fund were reduced to a blended rate calculated based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.05% service, .75% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate. No compensation will be paid to dealers before the first anniversary of a Class C share purchase.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2010:

	Distributor Commissions	Dealers’ Concessions
Convertible Fund	$25,524	$125,986
Floating Rate Fund	221,534	1,464,652
High Yield Fund	222,895	1,124,087
Income Fund	96,781	593,705
Short Duration Income Fund	1,467,587	8,601,798

Distributor received the following amount of CDSCs for the six months ended May 31, 2010:

	Class A	Class C
Convertible Fund	$4,852	$4,095
Floating Rate Fund	130,146	94,063
High Yield Fund	11,770	31,997
Income Fund	21,842	15,662
Short Duration Income Fund	729,246	576,675

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

Notes to Financial Statements (unaudited)(continued)

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Floating Rate Fund, High Yield Fund, Income Fund and Short Duration Income Fund and declared and paid quarterly for Convertible Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2010 and the fiscal year ended November 30, 2009 was as follows:

		Convertible Fund		Floating Rate Fund
	Six Months Ended 5/31/2010 (unaudited)	Year Ended 11/30/2009	Six Months Ended 5/31/2010 (unaudited)	Year Ended 11/30/2009
Distributions paid from:
Ordinary income	$8,938,841	$16,857,891	$31,747,652	$15,107,056
Total distributions paid	$8,938,841	$16,857,891	$31,747,652	$15,107,056

		High Yield Fund		Income Fund
	Six Months Ended 5/31/2010 (unaudited)	Year Ended 11/30/2009	Six Months Ended 5/31/2010 (unaudited)	Year Ended 11/30/2009
Distributions paid from:
Ordinary income	$37,845,564	$54,017,716	$23,030,768	$36,182,888
Total distributions paid	$37,845,564	$54,017,716	$23,030,768	$36,182,888

	Short Duration Income Fund
	Six Months Ended 5/31/2010 (unaudited)	Year Ended 11/30/2009
Distributions paid from:
Ordinary income	$132,096,592	$62,966,673
Total distributions paid	$132,096,592	$62,966,673

As of November 30, 2009, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2012	2013	2014	2016	2017	Total
Convertible Fund	$–	$–	$–	$3,424,371	$41,149,117	$44,573,488
High Yield Fund	–	–	552,697	37,133,085	21,291,685	58,977,467
Income Fund	33,237,640	7,192,922	3,831,121	6,934,147	–	51,195,830

Notes to Financial Statements (unaudited)(continued)

As of May 31, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Convertible Fund	Floating Rate Fund
Tax cost	$256,925,458	$1,923,967,514
Gross unrealized gain	20,174,492	11,813,169
Gross unrealized loss	(11,457,867)	(17,488,089)
Net unrealized security gain (loss)	$8,716,625	$(5,674,920)

	High Yield Fund	Income Fund
Tax cost	$830,911,903	$807,008,435
Gross unrealized gain	38,651,904	44,180,704
Gross unrealized loss	(19,662,259)	(2,612,130)
Net unrealized security gain	$18,989,645	$41,568,574

Short Duration Income Fund
Tax cost	$7,617,389,879
Gross unrealized gain	100,679,150
Gross unrealized loss	(22,312,216)
Net unrealized security gain	$78,366,934

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, amortization of premium and wash sales.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2010 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Convertible Fund	$–	$82,308,952	$–	$187,508,603
Floating Rate Fund	–	1,650,787,242	–	295,899,922
High Yield Fund	–	555,772,996	–	489,746,934
Income Fund	585,300,753	93,272,471	568,537,137	20,710,395
Short Duration Income Fund	1,373,503,828	5,632,009,127	1,059,048,009	1,958,546,539

*	Includes U.S. Government sponsored enterprises securities.

6.    TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statement of Operations and in Trustees’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

Notes to Financial Statements (unaudited)(continued)

7.    EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.    LINE OF CREDIT

Convertible Fund, Floating Rate Fund, and High Yield Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 4, 2009, the amount available under the Facility remains $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .125% of the amount available under the Facility to .15%. This amount is included in Other expenses on the Funds’ Statement of Operations. In connection with the renewal, the Funds paid an upfront commitment fee of .05% on December 4, 2009, which is included in Prepaid expenses and other assets on the Statement of Assets and Liabilities, and is amortized through Other expenses on the Statement of Operations over the annual period. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of May 31, 2010, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended May 31, 2010.

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.    INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to a Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which one or more of the Funds may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after a Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to each Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The values of equity holdings of Convertible Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies involved.

Convertible Fund and High Yield Fund are subject to the general risks and considerations associated with investing in convertible securities, which have both equity and fixed income risk

Notes to Financial Statements (unaudited)(continued)

characteristics. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities, and the markets for convertible securities may be less liquid than markets for stocks or bonds.

Each Fund’s investment exposure to foreign companies presents increased market, liquidity, currency, political, information and other risks. The cost to Income Fund’s use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Floating Rate Fund, High Yield Fund, Income Fund and Short Duration Income Fund are subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer.

High Yield Fund may invest in swap contracts. Swap contracts are bi-lateral agreements between a fund and its counterparty. Each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Funds.

Floating Rate Fund, High Yield Fund, Income Fund, and Short Duration Income Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Floating Rate Fund, High Yield Fund, Income Fund and Short Duration Income Fund invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent of below investment grade securities. Below investment grade senior loans, as in the case of high yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

Income Fund and Short Duration Income Fund invest in mortgage-related securities, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current markets rates. The prepayment rate also will affect the price and volatility of a mortgage-related security. In addition, securities of government sponsored enterprises are

Notes to Financial Statements (unaudited)(continued)

guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, not by the U.S. Government.

These factors can affect each Fund’s performance.

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Convertible Fund	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,679,257	$17,899,253	5,199,040	$45,767,055
Converted from Class B*	40,990	435,729	65,564	595,000
Reinvestment of distributions	168,474	1,801,935	410,789	3,524,839
Shares reacquired	(2,358,192)	(24,806,949)	(6,557,267)	(58,575,575)
Decrease	(469,471)	$(4,670,032)	(881,874)	$(8,688,681)

Class B Shares
Shares sold	126,511	$1,345,347	223,745	$2,001,859
Reinvestment of distributions	15,777	168,228	34,254	292,182
Shares reacquired	(164,732)	(1,755,185)	(324,388)	(2,842,959)
Converted to Class A*	(41,146)	(435,729)	(65,820)	(595,000)
Decrease	(63,590)	$(677,339)	(132,209)	$(1,143,918)

Class C Shares
Shares sold	564,345	$6,035,188	1,719,968	$15,189,533
Reinvestment of distributions	71,590	762,859	136,886	1,172,339
Shares reacquired	(696,550)	(7,392,242)	(1,877,031)	(16,623,313)
Decrease	(60,615)	$(594,195)	(20,177)	$(261,441)

Class F Shares
Shares sold	1,069,210	$11,189,867	4,264,364	$37,192,655
Reinvestment of distributions	17,617	188,992	10,153	92,249
Shares reacquired	(609,086)	(6,527,264)	(2,614,413)	(26,291,739)
Increase	477,741	$4,851,595	1,660,104	$10,993,165

Class I Shares
Shares sold	1,673,231	$18,133,444	8,163,792	$73,592,521
Reinvestment of distributions	264,031	2,832,974	513,068	4,458,017
Shares reacquired	(10,500,446)	(111,358,929)	(5,971,303)	(57,014,088)
Increase (decrease)	(8,563,184)	$(90,392,511)	2,705,557	$21,036,450

Class P Shares
Shares sold	847	$9,086	899	$7,760
Reinvestment of distributions	73	787	137	1,193
Shares reacquired	(470)	(4,922)	(510)	(4,306)
Increase	450	$4,951	526	$4,647

Notes to Financial Statements (unaudited)(continued)

Convertible Fund	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	115	$1,237	6,302	$60,227
Reinvestment of distributions	22	242	45	391
Shares reacquired	(2,850)	(31,041)	(2,734)	(27,027)
Increase (decrease)	(2,713)	$(29,562)	3,613	$33,591

Class R3 Shares
Shares sold	8,567	$91,300	56,300	$507,078
Reinvestment of distributions	1,354	14,461	970	8,880
Shares reacquired	(5,128)	(54,946)	(6,086)	(61,397)
Increase	4,793	$50,815	51,184	$454,561
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Floating Rate Fund	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	74,984,078	$691,515,492	31,759,579	$271,819,330
Reinvestment of distributions	1,264,526	11,628,333	666,292	5,850,295
Shares reacquired	(14,611,874)	(134,461,869)	(11,112,951)	(96,268,692)
Increase	61,636,730	$568,681,956	21,312,920	$181,400,933

Class C Shares
Shares sold	41,774,690	$385,769,771	12,132,553	$105,810,546
Reinvestment of distributions	487,249	4,482,533	163,557	1,443,713
Shares reacquired	(1,773,089)	(16,344,161)	(933,785)	(8,337,105)
Increase	40,488,850	$373,908,143	11,362,325	$98,917,154

Class F Shares
Shares sold	47,812,080	$440,781,020	10,507,660	$90,036,600
Reinvestment of distributions	359,800	3,310,230	56,560	506,078
Shares reacquired	(5,918,443)	(54,564,268)	(2,040,841)	(18,038,074)
Increase	42,253,437	$389,526,982	8,523,379	$72,504,604

Class I Shares
Shares sold	7,980,757	$73,521,147	1,067,528	$8,968,664
Reinvestment of distributions	304,647	2,803,456	319,630	2,716,493
Shares reacquired	(118,653)	(1,095,273)	(641,017)	(5,105,056)
Increase	8,166,751	$75,229,330	746,141	$6,580,101

Class R2 Shares
Shares sold	2	$17	– (a)	$1
Reinvestment of distributions	39	361	74	628
Increase	41	$378	74	$629

Notes to Financial Statements (unaudited)(continued)

Floating Rate Fund	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	19,056	$176,669	985	$8,829
Reinvestment of distributions	155	1,424	89	761
Shares reacquired	(25)	(227)	(53)	(461)
Increase	19,186	$177,866	1,021	$9,129
(a)	Value is less than 1 share.

High Yield Fund	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	17,516,793	$130,901,313	37,450,622	$237,861,996
Converted from Class B*	242,165	1,785,363	440,972	2,692,146
Reinvestment of distributions	1,576,013	11,736,416	1,739,050	11,209,757
Shares reacquired	(17,958,843)	(133,387,855)	(11,003,815)	(69,051,172)
Increase	1,376,128	$11,035,237	28,626,829	$182,712,727

Class B Shares
Shares sold	642,102	$4,772,517	2,316,638	$14,206,748
Reinvestment of distributions	129,691	961,927	194,805	1,215,306
Shares reacquired	(522,535)	(3,902,174)	(1,368,059)	(8,351,085)
Converted to Class A*	(243,208)	(1,785,363)	(442,498)	(2,692,146)
Increase	6,050	$46,907	700,886	$4,378,823

Class C Shares
Shares sold	3,943,535	$29,346,582	8,524,389	$54,391,791
Reinvestment of distributions	349,237	2,588,625	318,063	2,051,411
Shares reacquired	(1,672,173)	(12,429,530)	(1,895,262)	(11,845,744)
Increase	2,620,599	$19,505,677	6,947,190	$44,597,458

Class F Shares
Shares sold	3,630,368	$27,224,027	3,789,752	$24,560,028
Reinvestment of distributions	80,720	601,757	41,002	278,388
Shares reacquired	(886,297)	(6,608,258)	(630,231)	(4,320,566)
Increase	2,824,791	$21,217,526	3,200,523	$20,517,850

Class I Shares
Shares sold	5,520,768	$41,506,772	9,712,917	$57,887,433
Reinvestment of distributions	2,689,885	20,116,091	4,910,708	30,340,795
Shares reacquired	(3,191,693)	(23,867,123)	(11,414,085)	(67,480,414)
Increase	5,018,960	$37,755,740	3,209,540	$20,747,814

Class P Shares
Shares sold	22,208	$168,260	38,199	$248,032
Reinvestment of distributions	4,186	31,609	4,895	31,404
Shares reacquired	(1,817)	(13,778)	(4,607)	(31,213)
Increase	24,577	$186,091	38,487	$248,223

Notes to Financial Statements (unaudited)(continued)

High Yield Fund	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	111,593	$838,037	93,172	$603,275
Reinvestment of distributions	139	1,042	201	1,267
Shares reacquired	(12,802)	(96,066)	(13,197)	(89,684)
Increase	98,930	$743,013	80,176	$514,858

Class R3 Shares
Shares sold	263,607	$1,975,316	325,957	$2,157,515
Reinvestment of distributions	17,929	134,522	7,824	54,524
Shares reacquired	(70,985)	(532,343)	(25,830)	(181,477)
Increase	210,551	$1,577,495	307,951	$2,030,562
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Income Fund	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	34,936,255	$96,202,877	56,338,701	$137,332,467
Converted from Class B*	711,434	1,952,215	1,644,926	3,889,011
Reinvestment of distributions	5,849,600	16,083,093	9,450,681	22,678,142
Shares reacquired	(26,711,928)	(73,424,849)	(43,624,492)	(105,793,672)
Increase	14,785,361	$40,813,336	23,809,816	$58,105,948

Class B Shares
Shares sold	1,156,780	$3,175,919	4,630,630	$11,234,768
Reinvestment of distributions	231,065	635,404	406,464	976,769
Shares reacquired	(1,514,853)	(4,168,664)	(2,682,581)	(6,678,717)
Converted to Class A*	(711,186)	(1,952,215)	(1,643,859)	(3,889,011)
Increase (decrease)	(838,194)	$(2,309,556)	710,654	$1,643,809

Class C Shares
Shares sold	9,984,657	$27,599,769	23,708,583	$57,958,275
Reinvestment of distributions	738,529	2,038,296	839,115	2,059,681
Shares reacquired	(4,332,221)	(11,958,182)	(4,631,703)	(11,294,544)
Increase	6,390,965	$17,679,883	19,915,995	$48,723,412

Class F Shares
Shares sold	12,121,628	$33,358,073	13,136,874	$31,568,426
Reinvestment of distributions	127,813	352,177	36,147	93,424
Shares reacquired	(2,940,487)	(8,083,563)	(2,869,748)	(7,536,311)
Increase	9,308,954	$25,626,687	10,303,273	$24,125,539

Notes to Financial Statements (unaudited)(continued)

Income Fund	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	7,309,769	$20,104,738	197,669	$456,958
Reinvestment of distributions	129,064	356,205	24,932	59,696
Shares reacquired	(255,010)	(704,553)	(158,950)	(402,937)
Increase	7,183,823	$19,756,390	63,651	$113,717

Class R2 Shares
Reinvestment of distributions	145	$404	241	$579
Increase	145	$404	241	$579

Class R3 Shares
Shares sold	71,489	$198,614	43,799	$103,849
Reinvestment of distributions	984	2,711	455	1,148
Shares reacquired	(24,415)	(67,936)	(6,583)	(14,854)
Increase	48,058	$133,389	37,671	$90,143
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Short Duration Income Fund	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	481,964,510	$2,207,804,501	485,962,693	$2,152,931,726
Converted from Class B*	495,022	2,260,019	384,920	1,636,766
Reinvestment of distributions	13,691,939	62,678,185	6,194,457	27,375,779
Shares reacquired	(164,313,857)	(752,435,315)	(78,497,342)	(344,086,484)
Increase	331,837,614	$1,520,307,390	414,044,728	$1,837,857,787

Class B Shares
Shares sold	3,774,510	$17,297,667	7,218,719	$31,624,632
Reinvestment of distributions	169,526	776,898	136,240	594,722
Shares reacquired	(840,329)	(3,859,694)	(1,571,296)	(6,876,416)
Converted to Class A*	(494,210)	(2,260,019)	(384,357)	(1,636,766)
Increase	2,609,497	$11,954,852	5,399,306	$23,706,172

Class C Shares
Shares sold	265,747,646	$1,224,922,179	244,623,553	$1,094,012,852
Reinvestment of distributions	5,768,669	26,573,270	1,836,456	8,227,038
Shares reacquired	(25,405,244)	(117,151,283)	(12,359,642)	(54,880,385)
Increase	246,111,071	$1,134,344,166	234,100,367	$1,047,359,505

Class F Shares
Shares sold	259,663,004	$1,188,074,570	123,909,187	$550,894,750
Reinvestment of distributions	2,359,732	10,800,908	400,381	1,791,817
Shares reacquired	(57,875,443)	(265,075,731)	(15,322,890)	(68,667,644)
Increase	204,147,293	$933,799,747	108,986,678	$484,018,923

Notes to Financial Statements (unaudited)(concluded)

Short Duration Income Fund	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	28,497,867	$130,481,974	14,726,149	$65,896,497
Reinvestment of distributions	471,195	2,155,853	104,373	468,147
Shares reacquired	(5,023,243)	(23,009,824)	(536,425)	(2,414,155)
Increase	23,945,819	$109,628,003	14,294,097	$63,950,489

			Period Ended November 30, 2009†
Class R2 Shares
Shares sold	119,461	$547,839	55,862	$255,040
Reinvestment of distributions	69	316	33	151
Shares reacquired	(4,129)	(18,918)	—	—
Increase	115,401	$529,237	55,895	$255,191

Class R3 Shares
Shares sold	588,796	$2,707,058	438,560	$1,999,660
Reinvestment of distributions	1,830	8,411	33	150
Shares reacquired	(213,305)	(977,223)	—	—
Increase	377,321	$1,738,246	438,593	$1,999,810
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

†	For the period July 22, 2009 (commencement of investment operations) to November 30, 2009.

12.    SUBSEQUENT EVENTS

Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Funds’ financial statements.

13.    RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 provides clarifications to existing disclosures required by Accounting Standards Codification (“ASC”) Topic 820 as well as amends ASC 820 to require certain new disclosures. ASU 2010-06 is substantially effective for interim and annual reporting periods beginning after December 15, 2009. Management is currently evaluating the impact the adoption of ASU 2010-06 will have on the Funds’ financial statement disclosures.

Approval of Advisory Contracts

At meetings held on December 16 and 17, 2009, the Board of the Trust, including all of the Trustees who are not interested persons of the Trust or Lord, Abbett & Co. LLC (“Lord Abbett”), considered whether to approve the continuation of the existing management agreements between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contract Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the “performance universe”) and to the investment performance of an appropriate securities index, (2) information on expense ratios, including the effective management fee rates and other expense components, for each Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett’s financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions (generally incurred only to the extent a Fund trades equity securities) to purchase third-party research, but had changed this practice in 2009, as it had previously discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures.

As to Convertible Fund, the Board observed that that the investment performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month period and in the third quintile for the one-year, three-year, five-year periods. The Board also observed that the investment performance was lower than that of the Lipper Convertible Securities Fund Index for the each of those periods.

As to Floating Rate Fund, the Board noted that the Fund had commenced investment operations on December 14, 2007 and accordingly it was not possible to reach definitive conclusions regarding its investment performance or its operations generally. The Board observed that the investment performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month period, in the third quintile for the one-year period, and in the second quintile for the period since inception. The Board also observed that there was no Lipper index for the loan participation objective.

As to High Yield Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of its performance universe for the nine-month period and in the first quintile for the one-year, three-year, five-year, and ten-year periods. The Board also observed that the investment performance was higher than that of the Lipper High Current Yield Index for each of those periods.

As to Income Fund, the Board observed that in December 2007 the Fund changed its investment objective from seeking high current income consistent with reasonable risk to a high level of income consistent with preservation of capital and eliminated a fundamental investment restriction that prohibited it from investing in securities other than U.S. Government securities, resulting in the Fund being classified by Lipper as a BBB-rated corporate debt fund. The Board considered the investment performance of the Fund in relation to two different peer universes, the first consisting of BBB-rated corporate debt funds and the second consisting of A-rated corporate debt funds. The Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of its performance universe for the nine month, three-year, and five-year periods, in the second quintile for the one-year period, and in the third quintile for the ten-year period. The Board observed that the investment performance of the Class A shares was higher than that of the Lipper BBB-Rated Fund Index for each of those periods. The Board observed that the investment performance was in the first quintile of the second performance universe for the nine-month, one-year, three-year, and five-year periods and in the second quintile for the ten-year period. The Board also observed that the investment performance was higher than that of the Lipper A-Rated Debt Index for each of those periods.

As to Short Duration Income Fund, the Board noted that in December 2007 the Fund changed its investment objective from seeking a high level of income from a portfolio consisting primarily of limited duration U.S. Government securities to seeking a high level of income consistent with preservation of capital. The Board considered the performance of the Fund in comparison to two different performance universes, the first consisting of short-intermediate investment-grade debt funds and the second consisting of short investment-grade debt funds. The Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of the first performance universe for the nine-month, one-year, three-year, and five-year periods and in the third quintile for the ten-year period. The Board observed that the investment performance of the Class A shares was higher than that of the Lipper Short-Intermediate Investment-Grade Index for each of those periods. The Board observed that the investment performance was in the first quintile of the second performance universe for the nine-month, one-year, three-year, five-year, and ten-year periods and was higher than that of the Lipper Short Investment-Grade Fund Index for each of those periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board noted that Lord Abbett had made changes to the management of Convertible Fund in 2009, giving Mr. Towle sole primary responsibility for the day-to-day management of the Fund’s portfolio and integrating the personnel involved with Convertible Fund more closely with other fixed income investment personnel. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of the peer group. It also considered the amount and nature of the fees paid by shareholders. The Board considered the fiscal periods on which the peer group information was based, and noted that such periods ended before September 30, 2009. The Board noted that the expense levels of the peer group likely would have been different for periods ending September 30, 2009, due to the lower asset levels prevailing in the mutual fund industry during much of 2009. The Board also observed that each Fund’s transfer agency expenses were likely to decrease in 2010, as a result of renegotiation of the transfer agency agreement.

As to Convertible Fund, the Board observed that for the ten months ended September 30, 2009 (annualized) the contractual management and administrative services fee rates were approximately seven basis points above the median of the peer group and the actual management and administrative services fee rates were approximately four basis points above the median of the peer group. The Board also observed that for the ten months ended September 30, 2009 (annualized) the total expense ratio of Class A was approximately nine basis points above the median of the peer group, the total expense ratios of Class B, Class C, and Class P were approximately the same as the median of the peer group, the total expense ratio of Class I was approximately two basis points above the median of the peer group, the total expense ratio of Class R2 was approximately fourteen basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately five basis points above the median of the peer group. The Board also noted that there were only a limited number of substantially similar funds with Class F shares or an equivalent class of shares, so Lipper had not provided an expense group comparison for that class. The Board also noted that the 12b-1 plan had only been operational as to Class R2 for a portion of the period and had it been operational for the entire period the Class R2 expense ratio would have been twenty-nine basis points higher.

As to Floating Rate Fund, the Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement through March 31, 2009 that limited the total expense ratio of Class A to not more than 0.75%, the total expense ratio of Class C to not more than 1.40%, the total expense ratio of Class F to not more than 0.50%, the total expense ratio of Class I to not more than 0.40%, the total expense ratio of Class P to not more than 0.85%, the total expense ratio of Class R2 to not more than 1.00%, and the total expense ratio of Class R3 to not more than 0.90% and that after March 31, 2009 Lord Abbett had made voluntary reimbursements at a level so that the expense ratio of each class would be ten basis points higher, which reimbursements it could end at any time. The Board observed that for the nine months ended September 30, 2009 (annualized) the contractual management and administrative services fee rates were approximately fourteen basis points below the median of the peer group and the actual management and administrative services fee rates were approximately the same as the median of the peer group. The Board observed that for the nine months ended September 30, 2009 (annualized) the total expense ratio of Class A was approximately thirty-four basis points below the median of the peer group, the total expense ratio of Class C was approximately thirty-two basis points below the median of the peer group, the total expense ratio of Class I was approximately thirty-three basis points below the median of the peer group, and the total expense ratios of Class R2 and Class R3 were approximately thirty-nine basis points below the median of the peer group. The Board also noted that there were only a limited number of substantially similar funds with Class F shares or an equivalent class of shares, so Lipper had not provided an expense group comparison for that class. The Board also observed that the Rule 12b-1 plan had not been operational for Class R2 and Class R3 and that had it been operational the expense ratios of Class R2 and Class R3 would have been approximately sixty and fifty basis points higher, respectively. The Board also considered what the expense ratio of each class likely would be at the new level of reimbursements proposed by Lord Abbett and if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

As to High Yield Fund, the Board noted that Lord Abbett had waived a portion of its 12b-1 fees for Class A and that beginning December 31, 2009 Lord Abbett intended to make management fee waivers and expense reimbursements that effectively would limit the total expense ratio of Class A to not more than 0.98%, the total expense ratios of Class B and Class C to not more than 1.78%, the total expense ratio of Class F to not more than 0.88%, the total expense ratio of Class I to not more than 0.78%, the total expense ratio of Class P to 1.23%, the total expense ratio of Class R2 to not more than 1.38%, and the total expense ratio of Class R3 to not more than 1.28%, which waiver and reimbursements it could end at any time. The Board observed that for the ten months ended September 30, 2009 (annualized) the contractual and actual management and administrative services fee rates were approximately four basis points above the median of the peer group. The Board observed that for the ten months ended September 30, 2009 (annualized) the total expense ratio of Class A was approximately three basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately six basis points above the median of the peer group, the total expense ratio of Class F was approximately one basis point above the median of the peer group, the total expense ratio of Class I was approximately twenty-three basis points above the median of the peer group, the total expense ratio of Class P was approximately two basis points below the median of the peer group, the total expense ratio of Class R2 was approximately thirteen basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately three basis points above the median of the peer group. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

As to Income Fund, the Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement through March 31, 2009 that limited the total expense ratio of Class A to not more than 1.00%, the total expense ratios of Class B and Class C to not more than 1.65%, the total expense ratio of Class F to not more than 0.75%, the total expense ratio of Class I to not more than 0.65%, the total expense ratio of Class P to not more than 1.10%, the total expense ratio of Class R2 to not more than 1.25%, and the total expense ratio of Class R3 to not more than 1.15%, and that since March 31, 2009 Lord Abbett had made voluntary expense reimbursements that had the effect of keeping the expenses of each class at the same level, which reimbursements it could end at any time. The Board observed that for the ten months ended September 30, 2009 (annualized) the contractual management and administrative services fee rates were approximately two basis points above the median of the peer group and the actual management and administrative services fee rates were approximately nine basis points above the median of the peer group. The Board also observed that for the ten months ended September 30, 2009 (annualized) the total expense ratio of Class A and Class R3 was approximately the same as the median of the peer group, the total expense ratios of Class B, Class C, Class F, and Class I were approximately one basis point below the median of the peer group next, the total expense ratio of Class R2 was approximately forty-five basis points below the median of the peer group, and the expense ratio of Class R3 was approximately the same as the median of the peer group. As to the second peer group, the Board observed that for the ten months ended September 30, 2009 (annualized) the contractual and actual management and administrative services fee rates were approximately the same as the median of that peer group. The Board observed that for the eleven months ended September 30, 2009 (annualized) the total expense ratios of Class A and Class I were approximately the same as the median of the peer group, the total expense ratios of Class B and Class C were approximately five basis points below the median of the peer group, the total expense ratio of Class F was approximately three basis points above the median of the peer group, the total expense ratio of Class R2 was approximately fifty-seven basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately twelve basis points below the median of the peer group. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer groups. The Board also observed that the Rule 12b-1 plan had not been operational for Class R2 and that had it been operational the expense ratio of Class R2 would have been approximately sixty basis points higher and that the Rule 12b-1 plan had been operational for Class R3 for only a portion of the period and had it been operational for the entire period the expense ratio of Class R3 would have been five basis points higher.

As to Short Duration Income Fund, the Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement through March 31, 2009 that limited the total expense ratio of Class A to not more than 0.90%, the total expense ratios of Class B and Class C to not more than 1.55%, the total expense ratio of Class F to not more than 0.65%, the total expense ratio of Class I to not more than 0.55%, the total expense ratio of Class P to not more than 1.00%, the total expense ratio of Class R2 to not more than 1.15%, and the total expense ratio of Class R3 to not more than 1.05%, and that since March 31, 2009 Lord Abbett had made voluntary reimbursements that had the effect of keeping the expenses of each class at the same level, which reimbursements it could end at any time. The Board considered the management fees and the total expenses of the Fund in comparison to two peer groups, the first consisting of short-intermediate investment-grade funds and the second consisting of short investment-grade funds. As to the first peer group, the Board observed that for the ten months ended September 30, 2009 (annualized) the contractual management and administrative services fee rates for the Fund were approximately twelve basis points below the median of the first peer group and the actual management and administrative services fee rates were approximately six basis points below the median of the peer group. The Board also observed that for the ten months ended September 30, 2009 (annualized) the total expense ratio of Class A was approximately twenty-one basis points below the median of the first peer group, the total expense ratios of Class B and Class C were approximately twelve basis points below the median of the peer group, the total expense ratio of Class F was approximately twenty-five basis points below the median of the peer group, the total expense ratio of Class I was approximately eight basis points below the median of the peer group, the total expense ratios of Class R2 and Class R3 were approximately thirty-eight basis points below the median of the peer group. As to the second peer group, the Board observed that the contractual management and administrative services fee rates for the Fund were approximately eight basis points below the median of the second peer group and the actual management and administrative services fee rates were approximately five basis points below the median of the peer group. The Board also observed that the total expense ratio of Class A was approximately twelve basis points below the median of the second peer group, the total expense ratios of Class B and Class C were approximately seven basis points below the median of the peer group, the total expense ratio of Class F was approximately five basis points below the median of the peer group, the total expense ratio of Class I was approximately the same as the median of the peer group, and the total expense ratios of Class R2 and Class R3 were approximately twenty-six basis points below the median of the peer group. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of each peer group. The Board also observed that the Rule 12b-1 plan had not been operational for Class R2 and Class R3 and that had it been operational the expense ratios of Class R2 and Class R3 would have been approximately sixty and fifty basis points higher, respectively.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had decreased in its 2009 fiscal year, largely due to declines in market prices and shareholder redemptions. The Board concluded that Lord Abbett’s profitability overall and as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. To the extent any Fund trades portfolio securities (generally equity securities) that generate brokerage commissions, the Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation. In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust

Lord Abbett Convertible Fund

Lord Abbett Floating Rate Fund

Lord Abbett High Yield Fund

Lord Abbett Income Fund

Lord Abbett Short Duration Income Fund

LAIT-3-0510

(07/10)

2010

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Core Fixed Income Fund

Total Return Fund

For the six-month period ended May 31, 2010

Lord Abbett Investment Trust

Core Fixed Income Fund and Total Return Fund

Semiannual Report

For the six-month period ended May 31, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Funds for the six-month period ended May 31, 2010. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 through May 31, 2010).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 12/1/09 – 5/31/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Core Fixed Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/09	5/31/10	12/1/09 – 5/31/10
Class A*
Actual	$1,000.00	$1,023.30	$4.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.52	$4.43
Class B*
Actual	$1,000.00	$1,019.50	$8.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.78	$8.20
Class C*
Actual	$1,000.00	$1,020.80	$7.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.12	$7.90
Class F*
Actual	$1,000.00	$1,024.00	$3.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.22	$3.68
Class I*
Actual	$1,000.00	$1,024.70	$3.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.75	$3.23
Class P*
Actual	$1,000.00	$1,022.30	$5.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.52	$5.44
Class R2*
Actual	$1,000.00	$1,021.60	$6.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.69	$6.19
Class R3*
Actual	$1,000.00	$1,023.00	$5.70
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.26	$5.69

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.88% for Class A, 1.63% for Class B, 1.57% for Class C, 0.73% for Class F, 0.64% for Class I, 1.08% for Class P, 1.23% for Class R2 and 1.13% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*	The annualized expenses of each class have been restated (0.88% for Class A, 1.68% for Class B, 1.57% for Class C, 0.78% for Class F, 0.68% for Class I, 1.12% for Class P, 1.28% for Class R2 and 1.18% for Class R3). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$4.44	$4.43
Class B	$8.46	$8.45
Class C	$7.91	$7.90
Class F	$3.94	$3.93
Class I	$3.43	$3.43
Class P	$5.65	$5.64
Class R2	$6.45	$6.44
Class R3	$5.95	$5.94

3

Core Fixed Income Fund (concluded)

Portfolio Holdings Presented by Sector

May 31, 2010

Sector*	%**
Auto	0.49%
Consumer Cyclicals	0.42%
Consumer Discretionary	0.53%
Consumer Non-Cyclical	0.07%
Consumer Services	0.35%
Consumer Staples	0.35%
Energy	2.26%
Financial Services	33.85%
Foreign Government	0.55%
Health Care	0.24%
Integrated Oils	0.67%
Materials and Processing	2.84%
Municipal	3.36%
Other	0.21%
Producer Durables	0.49%
Technology	1.13%
Telecommunications	0.02%
U.S. Government	38.19%
Utilities	2.97%
Short-Term Investments	11.01%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

4

Total Return Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	12/1/09	5/31/10	12/1/09 - 5/31/10
Class A*
Actual	$1,000.00	$1,027.20	$4.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.64	$4.33
Class B*
Actual	$1,000.00	$1,022.40	$8.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.90	$8.10
Class C*
Actual	$1,000.00	$1,023.80	$7.67
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.33	$7.64
Class F*
Actual	$1,000.00	$1,027.00	$3.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.38	$3.58
Class I*
Actual	$1,000.00	$1,027.60	$3.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.88	$3.07
Class P*
Actual	$1,000.00	$1,025.30	$5.35
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.68	$5.34
Class R2*
Actual	$1,000.00	$1,024.50	$6.11
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.89	$6.09
Class R3*
Actual	$1,000.00	$1,025.10	$5.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.38	$5.59

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.86% for Class A, 1.61% for Class B, 1.52% for Class C, 0.71% for Class F, 0.61% for Class I, 1.06% for Class P, 1.21% for Class R2 and 1.11% for Class R3) multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half year period).

*	The annualized expenses of each class have been restated (0.83% for Class A, 1.63% for Class B, 1.50% for Class C, 0.73% for Class F, 0.63% for Class I, 1.08% for Class P, 1.23% for Class R2 and 1.13% for Class R3). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$4.19	$4.18
Class B	$8.22	$8.20
Class C	$7.57	$7.54
Class F	$3.69	$3.68
Class I	$3.18	$3.18
Class P	$5.45	$5.44
Class R2	$6.21	$6.19
Class R3	$5.71	$5.69

5

Total Return Fund (concluded)

Portfolio Holdings Presented by Sector

May 31, 2010

Sector*	%**
Auto	0.14%
Basic Industry	0.34%
Consumer Cyclicals	1.05%
Consumer Discretionary	1.01%
Consumer Non-Cyclical	0.07%
Consumer Services	0.42%
Consumer Staples	0.49%
Energy	4.14%
Financial Services	35.28%
Foreign Government	2.88%
Health Care	0.66%
Integrated Oils	0.77%
Materials and Processing	3.96%
Municipal	3.44%
Other	0.26%
Producer Durables	0.81%
Technology	1.22%
Telecommunications	0.87%
Transportation	0.20%
U.S. Government	31.07%
Utilities	3.74%
Short-Term Investments	7.18%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

6

Schedule of Investments (unaudited)

CORE FIXED INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 102.84%

ASSET-BACKED SECURITIES 11.81%

Automobiles 4.92%
BMW Vehicle Lease Trust 2009-1 A3	2.91%		3/15/2012	$1,710	$1,732,677
Capital Auto Receivables Asset Trust 2006-2 A3B	0.397%	#	5/15/2011	196	196,402
Capital Auto Receivables Asset Trust 2007-4A A3A	5.00%		12/15/2011	1,497	1,512,598
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%		1/15/2012	526	529,393
CarMax Auto Owner Trust 2007-2 A3	5.23%		12/15/2011	243	245,124
CarMax Auto Owner Trust 2007-3 A3B	0.737%	#	12/15/2011	494	494,560
Chrysler Financial Auto Securitization Trust 2009-B A2	1.15%		11/8/2011	2,145	2,147,410
Ford Credit Auto Owner Trust 2006-B A4	5.25%		9/15/2011	313	316,261
Ford Credit Auto Owner Trust 2007-A A3B	0.367%	#	8/15/2011	932	931,330
Ford Credit Auto Owner Trust 2009-B A2	2.10%		11/15/2011	1,672	1,676,600
Harley-Davidson Motorcycle Trust 2007-3 A3	0.687%	#	6/15/2012	130	129,868
Harley-Davidson Motorcycle Trust 2009-1 A2	2.52%		5/15/2012	1,228	1,232,696
Harley-Davidson Motorcycle Trust 2009-2 A2	2.00%		7/15/2012	1,996	2,002,874
Harley-Davidson Motorcycle Trust 2009-4 A2	1.16%		10/15/2012	1,000	1,000,708
Honda Auto Receivables Owner Trust 2009-2 A2	2.22%		8/15/2011	940	942,517
Honda Auto Receivables Owner Trust 2009-3 A2	1.50%		8/15/2011	1,484	1,486,799
Honda Auto Receivables Owner Trust 2010-1 A2	0.62%		2/21/2012	1,860	1,857,331
Hyundai Auto Receivables Trust 2009-A A2	1.11%		2/15/2012	1,750	1,752,413
Nissan Auto Lease Trust 2009-A A3	2.92%		12/15/2011	2,355	2,386,575
USAA Auto Owner Trust 2007-2 A3	4.90%		2/15/2012	115	116,078
USAA Auto Owner Trust 2009-1 A2	2.64%		8/15/2011	417	417,650
Volkswagen Auto Loan Enhanced Trust 2010-1 A2	0.66%		5/21/2012	1,525	1,523,508

Total					24,631,372

Credit Cards 4.92%
American Express Credit Account Master Trust 2005-5 A	0.377%	#	2/15/2013	2,200	2,199,910
American Express Issuance Trust 2005-1 A	0.367%	#	8/15/2011	2,975	2,974,661
American Express Issuance Trust 2007-1 A	0.537%	#	9/15/2011	1,299	1,299,673
Bank of America Credit Card Trust 2007-A12	0.537%	#	1/15/2013	2,870	2,870,457
Bank of America Credit Card Trust 2008-A1	0.917%	#	4/15/2013	2,300	2,304,623
Capital One Multi-Asset Execution Trust 2003-A5	0.627%	#	7/15/2013	3,700	3,701,239
Chase Issuance Trust 2009-A4	1.087%	#	6/15/2012	3,585	3,585,989

See Notes to Financial Statements.

7

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Credit Cards (continued)
Chase Issuance Trust 2009-A5	1.137%	#	6/15/2012	$1,320	$1,320,395
Chase Issuance Trust 2009-A7	0.787%	#	9/17/2012	1,710	1,711,687
Discover Card Master Trust I 2006-1 A2	0.387%	#	8/16/2013	1,900	1,898,217
MBNA Credit Card Master Note Trust 2001-B A	0.597%	#	8/15/2013	750	750,070

Total					24,616,921

Home Equity 0.10%
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	514	480,204

Other 1.87%
CenterPoint Energy Transition Bond Co. LLC 2009-1 A2	3.46%		8/15/2019	2,325	2,366,066
Entergy Texas Restoration Fund LLC 2009-A A2	3.65%		8/1/2019	2,250	2,316,137
SLM Student Loan Trust 2007-1 A2	0.316%	#	1/25/2016	1,369	1,367,120
SLM Student Loan Trust 2008-7 A1	0.716%	#	10/27/2014	2,039	2,041,200
SLM Student Loan Trust 2008-8 A1	0.816%	#	10/27/2014	1,252	1,254,489

Total					9,345,012

Total Asset-Backed Securities (cost $58,961,030)					59,073,509

CORPORATE BONDS 25.71%

Auto Parts: Original Equipment 0.08%
ITC Holdings Corp.†	5.50%		1/15/2020	375	395,660

Banks: Diversified 5.44%
Ally Financial, Inc.	1.75%		10/30/2012	1,910	1,930,771
Bank of America Corp.	2.10%		4/30/2012	4,700	4,800,707
Bank of America Corp.	7.375%		5/15/2014	610	674,124
Barclays Bank plc (United Kingdom)(a)	6.75%		5/22/2019	815	870,052
Banco Espirito Santo Investimento do Brasil SA (Brazil)†(a)	5.625%		3/25/2015	200	187,772
Canadian Imperial Bank of Commerce (Canada)†(a)	2.00%		2/4/2013	1,000	1,016,530
Citigroup, Inc.	8.50%		5/22/2019	861	1,010,457
Credit Suisse NY	5.30%		8/13/2019	930	957,222
Goldman Sachs Group, Inc. (The)	1.625%		7/15/2011	1,400	1,414,794
Goldman Sachs Group, Inc. (The)	5.35%		1/15/2016	362	366,908
Goldman Sachs Group, Inc. (The)	5.375%		3/15/2020	1,268	1,225,585
Goldman Sachs Group, Inc. (The)	6.125%		2/15/2033	1,369	1,289,046
JPMorgan Chase & Co.	4.95%		3/25/2020	949	950,889

See Notes to Financial Statements.

8

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Banks: Diversified (continued)
Kreditanstalt fuer Wiederaufbau (Germany)(a)	3.50%	3/10/2014	$2,140	$2,249,018
Morgan Stanley	6.25%	8/28/2017	420	421,689
Morgan Stanley	6.625%	4/1/2018	2,526	2,597,844
Societe Financement de l’Economie Francaise (France)†(a)	3.375%	5/5/2014	4,470	4,661,656
Standard Chartered plc (United Kingdom)†(a)	3.85%	4/27/2015	335	327,365
Woori Bank (South Korea)†(a)	4.50%	10/7/2015	250	245,322

Total				27,197,751

Banks: Money Center 1.27%
1Malaysia Sukuk Global Berhad (Malaysia)†(a)	3.928%	6/4/2015	450	451,757
Asian Development Bank (Philippines)(a)	1.625%	7/15/2013	1,700	1,697,831
European Investment Bank (Luxembourg)(a)	3.125%	6/4/2014	910	945,382
Inter-American Development Bank	3.00%	4/22/2014	2,185	2,267,414
International Bank for Reconstruction & Development	2.375%	5/26/2015	1,000	1,001,529

Total				6,363,913

Brokers 0.37%
Raymond James Financial, Inc.	8.60%	8/15/2019	1,596	1,843,316

Business Services 0.15%
Expedia, Inc.	7.456%	8/15/2018	705	773,738

Cable Services 0.00%
Time Warner Cable, Inc.	7.30%	7/1/2038	14	16,042

Chemicals 0.51%
Airgas, Inc.†	7.125%	10/1/2018	1,046	1,134,910
Incitec Pivot Finance LLC†	6.00%	12/10/2019	1,255	1,273,328
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	5.50%	4/21/2020	175	169,509

Total				2,577,747

Communications Technology 0.10%
American Tower Corp.†	7.25%	5/15/2019	435	483,938

Computer Software 0.55%
BMC Software, Inc.	7.25%	6/1/2018	785	918,549
Brocade Communications Systems, Inc.†	6.625%	1/15/2018	1,140	1,128,600
Brocade Communications Systems, Inc.†	6.875%	1/15/2020	325	321,750

See Notes to Financial Statements.

9

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Computer Software (continued)
Intuit, Inc.	5.75%		3/15/2017	$356	$389,779

Total					2,758,678

Containers 0.12%
Pactiv Corp.	7.95%		12/15/2025	600	576,787

Copper 0.02%
Southern Copper Corp.	5.375%		4/16/2020	100	99,753

Diversified 0.24%
Tyco Electronics Group SA (Switzerland)(a)	7.125%		10/1/2037	816	915,042
Voto-Votorantim Ltd.†	6.75%		4/5/2021	300	296,250

Total					1,211,292

Electric: Equipment/Components 0.02%
Centrais Eletricas Brasileiras SA (Brazil)†(a)	6.875%		7/30/2019	100	106,500

Electric: Power 1.18%
Black Hills Corp.	6.50%		5/15/2013	2,007	2,173,324
Cleco Power LLC	6.50%		12/1/2035	365	379,175
Columbus Southern Power Co.	0.657%	#	3/16/2012	720	723,117
Entergy Mississippi, Inc.	6.64%		7/1/2019	208	235,358
Texas-New Mexico Power Co.†	9.50%		4/1/2019	1,919	2,407,224

Total					5,918,198

Electrical: Household 0.20%
Legrand France SA (France)(a)	8.50%		2/15/2025	840	1,006,581

Electronics: Semi-Conductors/Components 0.57%
Agilent Technologies, Inc.	6.50%		11/1/2017	899	1,001,683
KLA-Tencor Corp.	6.90%		5/1/2018	1,675	1,850,058

Total					2,851,741

Energy Equipment & Services 0.32%
Cameron International Corp.	6.375%		7/15/2018	566	600,884
EQT Corp.	6.50%		4/1/2018	380	420,978
EQT Corp.	8.125%		6/1/2019	381	456,370
Kazatomprom (Kazakhstan)†(a)	6.25%		5/20/2015	100	99,250

Total					1,577,482

See Notes to Financial Statements.

10

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Financial Services 4.23%
Ameriprise Financial, Inc.	5.30%	3/15/2020	$380	$391,164
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%	4/15/2040	405	399,341
Bear Stearns Cos. LLC	7.25%	2/1/2018	1,517	1,731,954
Citigroup Funding, Inc.	1.875%	10/22/2012	2,920	2,959,838
Citigroup Funding, Inc.	2.25%	12/10/2012	1,600	1,637,611
EDP Finance BV (Netherlands)†(a)	4.90%	10/1/2019	200	182,729
EDP Finance BV (Netherlands)†(a)	6.00%	2/2/2018	1,855	1,851,667
FMR LLC†	6.45%	11/15/2039	975	995,798
General Electric Capital Corp.	2.00%	9/28/2012	4,750	4,831,163
General Electric Capital Corp.	6.875%	1/10/2039	3,760	4,010,751
Nomura Holdings, Inc. (Japan)(a)	6.70%	3/4/2020	663	683,580
TD Ameritrade Holding Corp.	5.60%	12/1/2019	950	985,273
Xstrata Finance Canada Ltd. (Canada)†(a)	5.80%	11/15/2016	470	506,289

Total				21,167,158

Financial: Miscellaneous 0.20%
Cie de Financement Foncier (France)†(a)	2.125%	4/22/2013	800	803,971
NASDAQ OMX Group, Inc. (The)	4.00%	1/15/2015	189	189,856

Total				993,827

Gaming 0.17%
International Game Technology	7.50%	6/15/2019	750	868,674

Health Care Products 0.15%
Biogen Idec, Inc.	6.875%	3/1/2018	652	738,596

Industrial Products 0.13%
Vale Overseas Ltd. (Brazil)(a)	5.625%	9/15/2019	209	215,526
Vale Overseas Ltd. (Brazil)(a)	6.875%	11/21/2036	436	435,652

Total				651,178

Insurance 0.57%
Fidelity National Financial, Inc.	6.60%	5/15/2017	437	436,923
Markel Corp.	7.125%	9/30/2019	1,312	1,432,943
Validus Holdings Ltd.	8.875%	1/26/2040	448	475,289
Willis North America, Inc.	7.00%	9/29/2019	475	497,270

Total				2,842,425

See Notes to Financial Statements.

11

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Investment Management Companies 0.46%
BlackRock, Inc.	6.25%	9/15/2017	$755	$855,692
Lazard Group LLC	7.125%	5/15/2015	1,347	1,427,851

Total				2,283,543

Leisure 0.14%
Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	605	708,231

Lodging 0.17%
Hyatt Hotels Corp.†	6.875%	8/15/2019	535	566,696
Wyndham Worldwide Corp.	7.375%	3/1/2020	280	283,827

Total				850,523

Machinery: Agricultural 0.41%
Lorillard Tobacco Co.	8.125%	5/1/2040	600	595,184
Lorillard Tobacco Co.	8.125%	6/23/2019	1,341	1,461,962

Total				2,057,146

Machinery: Oil Well Equipment & Services 0.18%
Pride International, Inc.	7.375%	7/15/2014	300	307,500
Pride International, Inc.	8.50%	6/15/2019	521	573,100

Total				880,600

Media 0.41%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	297	307,766
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	1,598	1,727,911

Total				2,035,677

Metals & Minerals: Miscellaneous 1.71%
Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2014	2,375	2,794,187
Cliffs Natural Resources, Inc.	5.90%	3/15/2020	856	894,408
Newmont Mining Corp.	6.25%	10/1/2039	610	621,623
Rio Tinto Finance USA Ltd. (Australia)(a)	8.95%	5/1/2014	1,647	1,980,307
Teck Resources Ltd. (Canada)(a)	6.125%	10/1/2035	867	833,017
Teck Resources Ltd. (Canada)(a)	10.25%	5/15/2016	626	736,390
Teck Resources Ltd. (Canada)(a)	10.75%	5/15/2019	576	695,126

Total				8,555,058

Multi-Sector Companies 0.16%
General Electric Co.	5.00%	2/1/2013	750	803,390

See Notes to Financial Statements.

12

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Natural Gas 0.58%
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	$700	$843,608
SEMCO Energy, Inc.†	5.15%	4/21/2020	410	428,456
Source Gas LLC†	5.90%	4/1/2017	886	850,785
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	280	281,050
Texas Eastern Transmission LP	7.30%	12/1/2010	500	514,417

Total				2,918,316

Oil 0.82%
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.888%	6/15/2019	594	606,936
KazMunaiGaz Finance Sub BV (Netherlands)†(a)	7.00%	5/5/2020	100	96,750
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	375	416,828
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	9.75%	8/14/2019	100	110,000
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	6.75%	9/30/2019	500	546,314
SEACOR Holdings, Inc.	7.375%	10/1/2019	1,393	1,426,534
Woodside Finance Ltd. (Australia)†(a)	8.125%	3/1/2014	765	884,285

Total				4,087,647

Oil: Crude Producers 0.81%
Enogex LLC†	6.25%	3/15/2020	1,300	1,360,061
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	502	567,116
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	1,923	2,109,110

Total				4,036,287

Oil: Integrated Domestic 0.74%
El Paso Pipeline Partners Operating Co. LLC	6.50%	4/1/2020	255	259,030
National Fuel Gas Co.	6.50%	4/15/2018	257	278,515
National Fuel Gas Co.	8.75%	5/1/2019	825	993,945
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	900	911,473
Rockies Express Pipeline LLC†	6.85%	7/15/2018	1,185	1,282,467

Total				3,725,430

Oil: Integrated International 0.03%
Questar Pipeline Co.	5.83%	2/1/2018	150	165,738

Real Estate Investment Trusts 0.63%
Digital Realty Trust LP†	5.875%	2/1/2020	475	478,917
Federal Realty Investment Trust	5.90%	4/1/2020	425	441,994
Health Care REIT, Inc.	6.125%	4/15/2020	630	648,526

See Notes to Financial Statements.

13

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Real Estate Investment Trusts (continued)
Simon Property Group LP	5.65%	2/1/2020	$1,270	$1,313,350
Tanger Properties LP	6.15%	11/15/2015	248	265,515

Total				3,148,302

Steel 1.03%
Allegheny Ludlum Corp.	6.95%	12/15/2025	165	157,774
Allegheny Technologies, Inc.	9.375%	6/1/2019	1,709	2,004,638
ArcelorMittal (Luxembourg)(a)	9.85%	6/1/2019	1,641	2,006,209
Valmont Industries, Inc.	6.625%	4/20/2020	994	1,011,155

Total				5,179,776

Telecommunications 0.02%
Telemar Norte Leste SA (Brazil)†(a)	9.50%	4/23/2019	100	117,500

Tobacco 0.41%
Altria Group, Inc.	9.95%	11/10/2038	1,601	2,053,628

Toys 0.08%
Hasbro, Inc.	6.35%	3/15/2040	381	396,912

Utilities: Electrical 0.33%
IPALCO Enterprises, Inc.†	7.25%	4/1/2016	460	470,350
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017	566	563,372
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.25%	9/16/2019	150	149,326
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036	500	458,745

Total				1,641,793

Total Corporate Bonds (cost $122,712,120)				128,666,472

FOREIGN GOVERNMENT OBLIGATIONS 0.83%

Bahamas 0.09%
Commonwealth of Bahamas†	6.95%	11/20/2029	463	467,074

Bahrain 0.08%
Kingdom of Bahrain†(a)	5.50%	3/31/2020	384	377,598

Brazil 0.02%
Federal Republic of Brazil(a)	5.625%	1/7/2041	100	96,800

See Notes to Financial Statements.

14

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Canada 0.12%
Province of British Columbia Canada(a)	2.85%		6/15/2015	$600	$609,273

Cayman Islands 0.10%
Cayman Islands Government†	5.95%		11/24/2019	500	500,420

Lithuania 0.11%
Republic of Lithuania†(a)	6.75%		1/15/2015	550	567,208

Mexico 0.09%
United Mexican States(a)	5.875%		2/17/2014	404	442,380

Poland 0.11%
Republic of Poland(a)	6.375%		7/15/2019	482	527,308

Russia 0.11%
Russia Eurobonds†(a)	3.625%		4/29/2015	600	576,900

Total Foreign Government Obligations (cost $4,123,076)					4,164,961

GOVERNMENT SPONSORED ENTERPRISES BOND 1.22%
Federal National Mortgage Assoc. (cost $5,910,914)	5.25%		9/15/2016	5,370	6,094,472

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.30%
Federal Home Loan Mortgage Corp. K003 A5	5.085%		3/25/2019	3,360	3,636,514
Federal Home Loan Mortgage Corp. K004 A2	4.186%		8/25/2019	4,350	4,404,648
Federal Home Loan Mortgage Corp. K005 A2	4.317%		11/25/2019	4,450	4,543,374
Federal Home Loan Mortgage Corp. K006 A2	4.251%		1/25/2020	1,000	1,014,355
Federal National Mortgage Assoc. 2009-M2 A2	3.334%		1/25/2019	2,850	2,918,096

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $16,272,185)					16,516,987

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 20.78%
Federal Home Loan Mortgage Corp.	4.927%	#	7/1/2035	1,619	1,698,671
Federal Home Loan Mortgage Corp.	5.066%	#	9/1/2035	3,591	3,805,045
Federal Home Loan Mortgage Corp.	5.685%	#	11/1/2037	1,315	1,399,945
Federal Home Loan Mortgage Corp.	6.00%		10/1/2017	62	67,358
Federal National Mortgage Assoc.	4.91%		4/1/2016	1,432	1,557,264
Federal National Mortgage Assoc.(b)	5.00%		TBA	36,000	37,787,536
Federal National Mortgage Assoc.	5.036%	#	10/1/2035	680	710,494
Federal National Mortgage Assoc.	5.50%		5/1/2033 - 12/1/2036	21,414	22,939,690

See Notes to Financial Statements.

15

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.(b)	5.50%		TBA	$28,200	$30,085,875
Federal National Mortgage Assoc.	5.692%	#	10/1/2038	1,014	1,080,578
Federal National Mortgage Assoc.	5.699%	#	10/1/2036	354	373,737
Federal National Mortgage Assoc.	5.801%	#	10/1/2036	835	883,221
Federal National Mortgage Assoc.	5.868%	#	5/1/2036	214	226,219
Federal National Mortgage Assoc.	5.884%	#	12/1/2036	584	619,583
Federal National Mortgage Assoc.	5.899%	#	8/1/2036	357	378,549
Federal National Mortgage Assoc.	6.50%		7/1/2032 - 1/1/2036	355	392,882

Total Government Sponsored Enterprises Pass-Throughs (cost $101,995,702)					104,006,647

MUNICIPAL BONDS 3.88%

Education 0.10%
PA Higher Edl Fac Auth Temple Univ Build America Bds	6.291%		4/1/2040	455	477,086

General Obligation 0.25%
Chicago IL Build America Bds Ser C	6.207%		1/1/2036	550	570,086
Philadelphia PA Sch Dist Build America Bds	6.765%		6/1/2040	635	679,145

Total					1,249,231

Health Care 0.13%
CA Infrastr & Econ Dev Bk Build America Bds	6.486%		5/15/2049	630	662,111

Housing 0.35%
Indianapolis IN Loc Pub Impt Bd Bk Build America Bds	6.004%		1/15/2040	600	637,518
Indianapolis IN Loc Pub Impt Bd Bk Build America Bds Ser B2	6.116%		1/15/2040	850	916,886
Port of Seattle WA Rev Ser B1	7.00%		5/1/2036	180	195,224

Total					1,749,628

Other Revenue 0.59%
Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%		1/1/2042	845	906,465
Dist of Columbia Income Tax Rev Build America Bds Ser E	5.591%		12/1/2034	670	693,222
FL Atlantic Univ Fin Corp Cap Impt Rev Build America Bds	7.589%		7/1/2037	400	436,760

See Notes to Financial Statements.

16

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Other Revenue (continued)
Metro Govt Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	$865	$912,056

Total				2,948,503

Sales Tax 0.32%
New York City NY Transnl Fin Auth Build America Bds	5.767%	8/1/2036	1,555	1,608,912

Transportation 1.18%
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.395%	1/1/2040	160	171,480
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.845%	1/1/2038	555	578,493
Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	970	1,010,488
MD St Transn Auth Build America Bds	5.888%	7/1/2043	400	423,508
Metro WA DC Arpts Auth Build America Bds	7.462%	10/1/2046	695	748,654
NC Tpk Auth Build America Bds Ser B	6.70%	1/1/2039	370	394,550
NH St Tpk Sys Rev Build America Bds Ser A	6.009%	11/1/2039	570	585,863
Oh St Hwy Impt Build America Bds Ser M	4.874%	5/1/2024	435	445,779
Oh St Hwy Impt Build America Bds Ser M	4.944%	5/1/2025	200	205,180
OR St Dept of Transn Hwy Build America Bds	5.834%	11/15/2034	855	908,745
UT Transit Auth Sales Tax Rev Build America Bds Ser B	5.937%	6/15/2039	420	456,855

Total				5,929,595

Utilities 0.96%
East Baton Rouge LA Swr Commn Build America Bds	6.087%	2/1/2045	300	296,850
Grant Cnty WA Pub Util Dist No 2 Build America Bds	5.83%	1/1/2040	630	656,454
Muni Elec Auth GA Build America Bds	6.655%	4/1/2057	850	857,344
Muni Elec Auth GA Build America Bds	7.055%	4/1/2057	1,275	1,269,250
New York City NY Muni Wtr Fin Auth Build America Bds	6.011%	6/15/2042	805	867,894
Sacramento CA Muni Util Dist Build America Bds Ser V	6.322%	5/15/2036	375	391,080
San Diego Cnty CA Wtr Auth Build America Bds Ser B	6.138%	5/1/2049	415	442,419

Total				4,781,291

Total Municipal Bonds (cost $18,564,446)				19,406,357

See Notes to Financial Statements.

17

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 14.28%
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%		7/11/2043	$1,840	$1,916,542
Banc of America Commercial Mortgage, nc. 2003-1 A1	3.878%		9/11/2036	163	164,709
Banc of America Commercial Mortgage, Inc. 2004-1 A2	4.037%		11/10/2039	2	1,678
Banc of America Commercial Mortgage, Inc. 2004-4 A3	4.128%		7/10/2042	80	79,643
Banc of America Commercial Mortgage, Inc. 2005-2 A5	4.857%		7/10/2043	1,321	1,363,248
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%		10/10/2045	935	968,914
Banc of America Commercial Mortgage, Inc. 2005-6 A1	5.001%		9/10/2047	412	413,996
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%		9/10/2047	1,988	2,008,659
Banc of America Commercial Mortgage, Inc. 2006-1 A4	5.372%		9/10/2045	1,875	1,913,849
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254%		7/11/2042	125	125,709
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB	5.382%		12/11/2040	1,590	1,681,096
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%		10/12/2042	925	927,898
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.149%	#	10/12/2042	1,250	1,312,134
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.697%	#	9/11/2038	750	805,078
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 AAB	5.53%		9/11/2041	625	658,022
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 A2	5.462%	#	4/12/2038	1,600	1,618,494
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T22 AAB	5.462%	#	4/12/2038	625	666,242
Bear Stearns Commercial Mortgage Securities, Inc. 2006-T24 AB	5.533%		10/12/2041	1,480	1,566,155
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.047%		7/15/2044	68	68,243
Credit Suisse Mortgage Capital 2006-C1 A2	5.512%		2/15/2039	1,835	1,884,165
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%		8/15/2036	1,523	1,596,129

See Notes to Financial Statements.

18

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CS First Boston Mortgage Securities Corp. 2002-CP3 A3	5.603%		7/15/2035	$1,090	$1,150,769
CS First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%		11/15/2037	514	514,608
Developers Diversified Realty I Depositor LLC Trust 2009-DDR1 A†	3.807%		10/14/2022	2,969	3,061,125
GE Capital Commercial Mortgage Corp. 2003-C2 A4	5.145%		7/10/2037	950	1,010,857
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%		7/10/2039	57	58,276
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%		6/10/2048	759	767,381
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.335%	#	3/10/2044	1,000	1,012,242
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.335%	#	3/10/2044	1,150	1,197,130
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A1	4.154%		7/10/2039	97	97,910
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%		7/10/2039	685	718,605
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%		5/10/2036	912	922,017
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A2	4.079%		5/10/2036	2,535	2,620,834
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A1	4.576%		5/10/2040	1,072	1,111,573
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.485%	#	5/10/2040	1,820	1,956,992
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2	5.147%		11/10/2045	1,441	1,445,547
GS Mortgage Securities Corp. II 2006-GG6 A1	5.417%		4/10/2038	135	135,358
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C3 A2	4.994%		7/12/2035	1,500	1,576,605
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	1,708	1,748,176
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%		8/15/2042	1,850	1,876,692
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A2	4.79%		10/15/2042	146	145,619
LB-UBS Commercial Mortgage Trust 2004-C7 A2	3.992%		10/15/2029	17	16,761
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%		12/15/2029	1,212	1,227,810
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%		2/15/2030	58	58,529
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%		7/15/2030	1,610	1,644,192
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%		9/15/2030	1,660	1,708,120
LB-UBS Commercial Mortgage Trust 2005-C5 AAB	4.93%		9/15/2030	140	145,945

See Notes to Financial Statements.

19

Schedule of Investments (unaudited)(continued)

CORE FIXED INCOME FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Trust 2002-MW1 A4	5.619%		7/12/2034	$1,970	$2,075,790
Merrill Lynch Mortgage Trust 2005-CIP1 ASB	5.022%		7/12/2038	1,105	1,155,934
Merrill Lynch Mortgage Trust 2005-CKI1 A2	5.212%	#	11/12/2037	1,000	1,008,354
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.233%	#	11/12/2037	2,020	2,093,958
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	703	702,554
Merrill Lynch Mortgage Trust 2005-MCP1 ASB	4.674%		6/12/2043	490	505,419
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	488	488,791
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%		5/12/2039	82	82,304
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%		2/12/2039	1,920	1,948,309
Morgan Stanley Capital I 2003-IQ6 A2	4.17%		12/15/2041	273	274,769
Morgan Stanley Capital I 2005-HQ7 AAB	5.185%	#	11/14/2042	1,360	1,420,745
Morgan Stanley Capital I 2006-HQ8 A2	5.374%		3/12/2044	985	995,863
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	1,806	1,824,526
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%		4/15/2034	355	376,226
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%		6/15/2035	1,716	1,720,206
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%		8/15/2035	1,305	1,384,262
Wachovia Bank Commercial Mortgage Trust 2005-C18 A4	4.935%		4/15/2042	1,750	1,804,927
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%		4/15/2042	1,000	1,039,359
Wachovia Bank Commercial Mortgage Trust 2005-C19 A2	4.516%		5/15/2044	266	266,129
Wachovia Bank Commercial Mortgage Trust 2006-C27 APB	5.727%		7/15/2045	600	628,321

Total Non-Agency Commercial Mortgage-Backed Securities (cost $68,040,748)					71,467,022

U.S. TREASURY OBLIGATIONS 21.03%
U.S. Treasury Bond	4.625%		2/15/2040	4,165	4,448,091
U.S. Treasury Note	1.375%		5/15/2013	13,350	13,403,213
U.S. Treasury Note	1.75%		4/15/2013	8,462	8,589,582
U.S. Treasury Note	2.375%		10/31/2014	3,763	3,832,969
U.S. Treasury Note	2.375%		2/28/2015	13,467	13,685,785
U.S. Treasury Note	2.50%		3/31/2015	12,619	12,889,122
U.S. Treasury Note	2.50%		4/30/2015	8,211	8,377,790
U.S. Treasury Note	2.625%		12/31/2014	1,607	1,652,951

See Notes to Financial Statements.

20

Schedule of Investments (unaudited)(concluded)

CORE FIXED INCOME FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Note	3.00%	2/28/2017	$9,817	$9,978,058
U.S. Treasury Note	3.125%	4/30/2017	2,758	2,825,656
U.S. Treasury Note	3.25%	12/31/2016	4,753	4,908,214
U.S. Treasury Note	3.25%	3/31/2017	7,076	7,311,496
U.S. Treasury Note	3.50%	5/15/2020	3,402	3,458,871
U.S. Treasury Strips	Zero Coupon	11/15/2022	6,062	3,684,799
U.S. Treasury Strips	Zero Coupon	11/15/2027	12,937	6,169,875

Total U.S. Treasury Obligations (cost $103,055,159)				105,216,472

Total Long-Term Investments (cost $499,635,380)				514,612,899

SHORT-TERM INVESTMENTS 12.73%

Repurchase Agreements
Repurchase Agreement dated 5/28/2010, 0.02% due 6/1/2010 with Fixed Income Clearing Corp. collateralized by $250,000 of Federal Home Loan Bank at 0.85% due 5/4/2011; value: $250,938; proceeds: $242,542			243	242,542
Repurchase Agreement dated 5/28/2010, 0.14% due 6/1/2010 with JPMorgan Chase & Co. collateralized by $63,784,000 of Federal Home Loan Mortgage Corp. at 4.12% due 3/30/2022; value: $63,910,363; proceeds: $63,460,987			63,460	63,460,000

Total Short-Term Investments (cost $63,702,542)				63,702,542

Total Investments in Securities 115.57% (cost $563,337,922)				578,315,441

Liabilities in Excess of Other Assets (15.57%)				(77,926,884)

Net Assets 100.00%				$500,388,557

#	Variable rate security. The interest rate represents the rate in effect at May 31, 2010.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Foreign security traded in U.S. dollars.
(b)

To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

See Notes to Financial Statements.

21

Schedule of Investments (unaudited)

TOTAL RETURN FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 102.18%

ASSET-BACKED SECURITIES 9.75%

Automobiles 4.35%
BMW Vehicle Lease Trust 2009-1 A3	2.91%		3/15/2012	$6,925	$7,016,834
Capital Auto Receivables Asset Trust 2007-4A A3B	1.037%	#	12/15/2011	2,828	2,831,101
Capital Auto Receivables Asset Trust 2008-1 A3B	1.337%	#	8/15/2012	3,974	3,990,027
Capital One Prime Auto Receivables Trust 2007-2 A3	4.89%		1/15/2012	3,114	3,135,153
Ford Credit Auto Owner Trust 2006-B A4	5.25%		9/15/2011	919	930,179
Ford Credit Auto Owner Trust 2007-B A3B	0.677%	#	11/15/2011	2,637	2,637,874
Ford Credit Auto Owner Trust 2009-B A2	2.10%		11/15/2011	3,991	4,001,117
Ford Credit Auto Owner Trust 2009-D A2	1.21%		1/15/2012	6,150	6,157,202
Harley-Davidson Motorcycle Trust 2005-4 A2	4.85%		6/15/2012	341	341,532
Harley-Davidson Motorcycle Trust 2007-2 A3	5.10%		5/15/2012	233	233,110
Harley-Davidson Motorcycle Trust 2009-1 A2	2.52%		5/15/2012	4,910	4,930,785
Harley-Davidson Motorcycle Trust 2009-2 A2	2.00%		7/15/2012	4,450	4,465,869
Harley-Davidson Motorcycle Trust 2009-3 A2	0.94%		4/15/2012	7,025	7,019,592
Honda Auto Receivables Owner Trust 2009-2 A2	2.22%		8/15/2011	4,339	4,352,577
Hyundai Auto Receivables Trust 2009-A A2	1.11%		2/15/2012	7,500	7,510,343
Hyundai Auto Receivables Trust 2010-A A2	0.86%		11/15/2012	7,030	7,022,386
Nissan Auto Lease Trust 2009-A A3	2.92%		12/15/2011	9,585	9,713,511
Nissan Auto Receivables Owner Trust 2009-A A2	2.94%		7/15/2011	3,326	3,340,005
Volkswagen Auto Loan Enhanced Trust 2010-1 A2	0.66%		5/21/2012	7,800	7,792,368

Total					87,421,565

Credit Cards 3.56%
American Express Credit Account Master Trust 2008-1 A	0.787%	#	8/15/2013	3,000	3,006,911
American Express Issuance Trust 2005-1 A	0.367%	#	8/15/2011	3,718	3,717,577
American Express Issuance Trust 2007-1 A	0.537%	#	9/15/2011	1,965	1,966,018
Bank of America Credit Card Trust 2007-A2	0.357%	#	6/17/2013	4,535	4,529,918
Capital One Multi-Asset Execution Trust 2003-A5	0.627%	#	7/15/2013	11,250	11,253,766
Capital One Multi-Asset Execution Trust 2006-A9	0.352%	#	5/15/2013	4,600	4,598,965
Chase Issuance Trust 2009-A5	1.137%	#	6/15/2012	3,800	3,801,137
Chase Issuance Trust 2009-A7	0.787%	#	9/17/2012	19,725	19,744,457
Discover Card Master Trust I 2006-1 A2	0.387%	#	8/16/2013	7,500	7,492,963

See Notes to Financial Statements.

22

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Credit Cards (continued)
MBNA Credit Card Master Note Trust 2003-A8	0.527%	#	12/17/2012	$11,408	$11,409,124

Total					71,520,836

Home Equity 0.13%
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	2,831	2,646,562

Other 1.71%
CenterPoint Energy Transition Bond Co. LLC 2009-1 A2	3.46%		8/15/2019	9,800	9,973,096
Entergy Texas Restoration Fund LLC 2009-A A2	3.65%		8/1/2019	9,250	9,521,895
SLM Student Loan Trust 2006-3 A3	0.356%	#	4/25/2017	1,522	1,520,854
SLM Student Loan Trust 2007-1 A2	0.316%	#	1/25/2016	4,034	4,029,405
SLM Student Loan Trust 2008-1 A1	0.566%	#	7/25/2013	4,176	4,178,719
SLM Student Loan Trust 2008-8 A1	0.816%	#	10/27/2014	5,140	5,151,905

Total					34,375,874

Total Asset-Backed Securities (cost $195,575,340)					195,964,837

CORPORATE BONDS 35.00%

Apparel 0.20%
Phillips-Van Heusen Corp.	7.75%		11/15/2023	2,652	2,817,403
Warnaco Group, Inc.	8.875%		6/15/2013	1,150	1,169,780

Total					3,987,183

Auto Parts: Original Equipment 0.13%
Cooper-Standard Automotive, Inc.†	8.50%		5/1/2018	1,000	990,000
ITC Holdings Corp.†	5.50%		1/15/2020	1,585	1,672,321

Total					2,662,321

Banks: Diversified 6.12%
Ally Financial, Inc.	1.75%		10/30/2012	7,700	7,783,738
Bank of America Corp.	2.10%		4/30/2012	19,350	19,764,612
Bank of America Corp.	7.375%		5/15/2014	3,300	3,646,899
Barclays Bank plc (United Kingdom)(a)	6.75%		5/22/2019	3,085	3,293,389
Banco Espirito Santo Investimento do Brasil SA (Brazil)†(a)	5.625%		3/25/2015	800	751,089
BOM Capital plc (Russia)†(a)	6.699%		3/11/2015	1,830	1,752,225
Canadian Imperial Bank of Commerce (Canada)†(a)	2.00%		2/4/2013	3,800	3,862,814
CIT Group, Inc.	7.00%		5/1/2017	3,368	3,056,460

See Notes to Financial Statements.

23

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Banks: Diversified (continued)
Citigroup, Inc.	8.50%	5/22/2019	$3,628	$4,257,766
Credit Suisse NY	5.30%	8/13/2019	3,845	3,957,547
Discover Bank	8.70%	11/18/2019	1,310	1,435,630
Goldman Sachs Group, Inc. (The)	1.625%	7/15/2011	5,500	5,558,119
Goldman Sachs Group, Inc. (The)	5.35%	1/15/2016	1,133	1,148,360
Goldman Sachs Group, Inc. (The)	5.375%	3/15/2020	5,154	4,981,599
Goldman Sachs Group, Inc. (The)	6.125%	2/15/2033	5,456	5,137,353
Itau Unibanco Holding SA (Brazil)†(a)	6.20%	4/15/2020	2,100	2,114,450
JPMorgan Chase & Co.	4.95%	3/25/2020	3,848	3,855,658
JPMorgan Chase & Co.	6.00%	1/15/2018	1,754	1,896,539
Kreditanstalt fuer Wiederaufbau (Germany)(a)	3.50%	3/10/2014	8,870	9,321,864
Morgan Stanley	6.25%	8/28/2017	1,885	1,892,581
Morgan Stanley	6.625%	4/1/2018	8,136	8,367,404
Regions Financial Corp.	5.75%	6/15/2015	887	879,378
Societe Financement de l’Economie Francaise (France)†(a)	3.375%	5/5/2014	18,030	18,803,054
Standard Chartered plc (United Kingdom)†(a)	3.85%	4/27/2015	1,390	1,358,321
Ukraine Issuance plc for Alfa Bank CJSC (United Kingdom)(a)	13.00%	7/30/2012	1,130	1,073,500
VTB Capital SA (Luxembourg)†(a)	6.875%	5/29/2018	1,380	1,417,950
Woori Bank (South Korea)†(a)	4.50%	10/7/2015	1,800	1,766,322

Total				123,134,621

Banks: Money Center 1.27%
1Malaysia Sukuk Global Berhad (Malaysia)†(a)	3.928%	6/4/2015	1,425	1,430,565
Asian Development Bank (Philippines)(a)	1.625%	7/15/2013	7,000	6,991,068
European Investment Bank (Luxembourg)(a)	3.125%	6/4/2014	3,785	3,932,165
Inter-American Development Bank	3.00%	4/22/2014	8,910	9,246,067
International Bank for Reconstruction & Development	2.375%	5/26/2015	4,000	4,006,116

Total				25,605,981

Biotechnology Research & Production 0.11%
Cellu Tissue Holdings, Inc.	11.50%	6/1/2014	1,510	1,630,800
Talecris Biotherapeutics Holdings Corp.†	7.75%	11/15/2016	640	627,200

Total				2,258,000

See Notes to Financial Statements.

24

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Broadcasting 0.07%
Allbritton Communications Co.†	8.00%	5/15/2018	$1,153	$1,095,350
Salem Communications Corp.	9.625%	12/15/2016	325	330,687

Total				1,426,037

Brokers 0.38%
Raymond James Financial, Inc.	8.60%	8/15/2019	6,564	7,581,157

Building Materials 0.13%
Martin Marietta Materials, Inc.	6.25%	5/1/2037	1,720	1,698,920
Rearden G Holdings EINS GmbH (Germany)†(a)	7.875%	3/30/2020	950	931,000

Total				2,629,920

Business Services 0.23%
Expedia, Inc.	7.456%	8/15/2018	3,280	3,599,800
StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings†	10.25%	12/1/2017	1,070	1,096,750

Total				4,696,550

Chemicals 0.84%
Airgas, Inc.†	7.125%	10/1/2018	5,200	5,642,000
CF Industries, Inc.	7.125%	5/1/2020	754	762,482
Huntsman International LLC	7.875%	11/15/2014	575	552,000
Huntsman International LLC†	8.625%	3/15/2020	60	56,700
Incitec Pivot Finance LLC†	6.00%	12/10/2019	5,205	5,281,014
Methanex Corp. (Canada)(a)	6.00%	8/15/2015	2,765	2,670,180
Sociedad Quimica y Minera de Chile SA (Chile)†(a)	5.50%	4/21/2020	1,200	1,162,345
Towngas China Co., Ltd. (Hong Kong)(a)	8.25%	9/23/2011	735	774,519

Total				16,901,240

Coal 0.47%
CONSOL Energy, Inc.	7.875%	3/1/2012	3,885	4,156,950
CONSOL Energy, Inc.†	8.00%	4/1/2017	1,180	1,205,075
Drummond Co., Inc.	7.375%	2/15/2016	4,330	4,145,975

Total				9,508,000

Communications & Media 0.10%
Digicel Group Ltd. (Jamaica)†(a)	8.25%	9/1/2017	1,950	1,920,750

Communications Technology 0.12%
American Tower Corp.†	7.25%	5/15/2019	2,156	2,398,550

See Notes to Financial Statements.

25

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Computer Software 0.56%
BMC Software, Inc.	7.25%	6/1/2018	$3,140	$3,674,196
Brocade Communications Systems, Inc.†	6.625%	1/15/2018	2,845	2,816,550
Brocade Communications Systems, Inc.†	6.875%	1/15/2020	2,000	1,980,000
Intuit, Inc.	5.75%	3/15/2017	1,912	2,093,418
JDA Software Group, Inc.†	8.00%	12/15/2014	725	737,687

Total				11,301,851

Construction/Homebuilding 0.11%
Odebrecht Finance Ltd.†	7.00%	4/21/2020	2,300	2,277,000

Consumer Products 0.02%
Scotts Miracle-Gro Co. (The)	7.25%	1/15/2018	475	473,812

Containers 0.18%
Pactiv Corp.	7.95%	12/15/2025	380	365,298
Sealed Air Corp.†	6.875%	7/15/2033	3,575	3,274,471

Total				3,639,769

Copper 0.09%
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	864	940,830
Southern Copper Corp.	5.375%	4/16/2020	900	897,780

Total				1,838,610

Diversified 0.29%
Tyco Electronics Group SA (Switzerland)(a)	7.125%	10/1/2037	3,047	3,416,830
Voto-Votorantim Ltd.†	6.75%	4/5/2021	2,370	2,340,375

Total				5,757,205

Drugs 0.16%
Valeant Pharmaceuticals International†	7.625%	3/15/2020	420	412,650
Valeant Pharmaceuticals International	8.375%	6/15/2016	2,800	2,877,000

Total				3,289,650

Electric: Equipment/Components 0.02%
Centrais Eletricas Brasileiras SA (Brazil)†(a)	6.875%	7/30/2019	438	466,470

Electric: Power 1.99%
AES Red Oak LLC	8.54%	11/30/2019	2,296	2,330,722
Black Hills Corp.	6.50%	5/15/2013	3,795	4,109,499
Black Hills Corp.	9.00%	5/15/2014	3,190	3,711,472

See Notes to Financial Statements.

26

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Electric: Power (continued)
Cleco Power LLC	6.50%		12/1/2035	$1,700	$1,766,019
Columbus Southern Power Co.	0.657%	#	3/16/2012	2,830	2,842,251
Coso Geothermal Power Holdings LLC†	7.00%		7/15/2026	5,120	4,983,429
Dubai Electricity & Water Authority (United Arab Emirates)†(a)	8.50%		4/22/2015	2,200	2,212,164
Elwood Energy LLC	8.159%		7/5/2026	884	841,852
Entergy Mississippi, Inc.	6.64%		7/1/2019	2,190	2,478,053
Indiantown Cogeneration LP	9.77%		12/15/2020	3,500	3,818,125
Listrindo Capital BV (Netherlands)†(a)	9.25%		1/29/2015	800	808,954
Star Energy Geothermal Wayang Windu Ltd. (Indonesia)†(a)	11.50%		2/12/2015	775	798,250
Texas-New Mexico Power Co.†	9.50%		4/1/2019	7,480	9,383,032

Total					40,083,822

Electrical: Household 0.27%
Legrand France SA (France)(a)	8.50%		2/15/2025	4,495	5,386,408

Electronics: Semi-conductors/Components 0.57%
Agilent Technologies, Inc.	6.50%		11/1/2017	3,731	4,157,151
KLA-Tencor Corp.	6.90%		5/1/2018	6,572	7,258,853

Total					11,416,004

Energy Equipment & Services 0.45%
Cameron International Corp.	6.375%		7/15/2018	2,118	2,248,537
CMS Energy Corp.	8.75%		6/15/2019	1,955	2,143,221
EQT Corp.	6.50%		4/1/2018	1,710	1,894,400
EQT Corp.	8.125%		6/1/2019	1,162	1,391,868
Kazatomprom (Kazakhstan)†(a)	6.25%		5/20/2015	700	694,750
Massey Energy Co.	6.875%		12/15/2013	790	762,350

Total					9,135,126

Financial Services 4.72%
Ameriprise Financial, Inc.	5.30%		3/15/2020	1,535	1,580,098
AngloGold Ashanti Holdings plc (United Kingdom)(a)	6.50%		4/15/2040	1,663	1,639,761
Astoria Depositor Corp.†	8.144%		5/1/2021	2,000	1,960,000
Banco Panamericano SA (Brazil)†(a)	8.50%		4/23/2020	2,700	2,760,750
Bear Stearns Cos. LLC	7.25%		2/1/2018	5,806	6,628,693
CCL Finance Ltd.†	9.50%		8/15/2014	300	330,000
CEDC Finance Corp. International, Inc.†	9.125%		12/1/2016	2,800	2,772,000

See Notes to Financial Statements.

27

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Financial Services (continued)
Citigroup Funding, Inc.	1.875%		10/22/2012	$11,860	$12,021,806
Citigroup Funding, Inc.	2.25%		12/10/2012	6,740	6,898,437
EDP Finance BV (Netherlands)†(a)	4.90%		10/1/2019	650	593,869
EDP Finance BV (Netherlands)†(a)	6.00%		2/2/2018	7,700	7,686,163
EGE Haina Finance Co. (Dominican Republic)†(a)	9.50%		4/26/2017	600	600,000
FMR LLC†	6.45%		11/15/2039	3,000	3,063,993
General Electric Capital Corp.	2.00%		9/28/2012	19,500	19,833,196
General Electric Capital Corp.	6.875%		1/10/2039	14,409	15,369,922
Grupo Papelero Scribe SA de CV (Mexico)†(a)	8.875%		4/7/2020	490	406,088
Itabo Finance SA (Dominican Republic)†(a)	10.875%		10/5/2013	1,050	1,065,750
Nomura Holdings, Inc. (Japan)(a)	6.70%		3/4/2020	2,735	2,819,894
TD Ameritrade Holding Corp.	5.60%		12/1/2019	3,532	3,663,140
TNK-BP Finance SA (Luxembourg)†(a)	7.50%		7/18/2016	1,200	1,245,000
Xstrata Finance Canada Ltd. (Canada)†(a)	5.80%		11/15/2016	1,820	1,960,524

Total					94,899,084

Financial: Miscellaneous 0.35%
Cie de Financement Foncier (France)†(a)	2.125%		4/22/2013	3,100	3,115,385
Ford Motor Credit Co. LLC	5.507%	#	6/15/2011	750	754,687
Ford Motor Credit Co. LLC	7.25%		10/25/2011	2,429	2,473,660
NASDAQ OMX Group, Inc. (The)	4.00%		1/15/2015	762	765,453

Total					7,109,185

Food 0.14%
Corporacion Pesquera Inca SAC (Peru)†(a)	9.00%		2/10/2017	850	850,000
TreeHouse Foods, Inc.	7.75%		3/1/2018	1,925	1,973,125

Total					2,823,125

Gaming 0.18%
Downstream Development Authority Quapaw Tribe of Oklahoma†	12.00%		10/15/2015	405	362,475
International Game Technology	7.50%		6/15/2019	2,729	3,160,815

Total					3,523,290

Health Care Products 0.16%
Biogen Idec, Inc.	6.00%		3/1/2013	400	438,388
Biogen Idec, Inc.	6.875%		3/1/2018	2,513	2,846,767

Total					3,285,155

See Notes to Financial Statements.

28

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Care Services 0.15%
Omega Healthcare Investors, Inc.	7.00%	1/15/2016	$2,125	$2,103,750
Omega Healthcare Investors, Inc.†	7.50%	2/15/2020	875	870,625

Total				2,974,375

Household Furnishings 0.12%
ALH Finance LLC/ALH Finance Corp.	8.50%	1/15/2013	1,913	1,874,740
Sealy Mattress Co.†	10.875%	4/15/2016	508	558,800

Total				2,433,540

Industrial Products 0.15%
Vale Overseas Ltd. (Brazil)(a)	5.625%	9/15/2019	943	972,447
Vale Overseas Ltd. (Brazil)(a)	6.875%	11/21/2036	1,998	1,996,404

Total				2,968,851

Insurance 0.61%
Fidelity National Financial, Inc.	6.60%	5/15/2017	1,883	1,882,667
Markel Corp.	7.125%	9/30/2019	5,729	6,257,111
Validus Holdings Ltd.	8.875%	1/26/2040	1,860	1,973,298
Willis North America, Inc.	7.00%	9/29/2019	2,145	2,245,568

Total				12,358,644

Investment Management Companies 0.43%
BlackRock, Inc.	6.25%	9/15/2017	4,690	5,315,491
Lazard Group LLC	7.125%	5/15/2015	3,130	3,317,872

Total				8,633,363

Leasing 0.20%
International Lease Finance Corp.	5.65%	6/1/2014	1,269	1,097,685
International Lease Finance Corp.†	8.625%	9/15/2015	1,258	1,160,505
International Lease Finance Corp.†	8.75%	3/15/2017	2,010	1,844,175

Total				4,102,365

Leisure 0.31%
Carnival plc (United Kingdom)(a)	7.875%	6/1/2027	3,957	4,632,183
Seneca Gaming Corp.	7.25%	5/1/2012	1,106	1,092,175
Speedway Motorsports, Inc.	8.75%	6/1/2016	565	593,250

Total				6,317,608

See Notes to Financial Statements.

29

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Lodging 0.19%
Hyatt Hotels Corp.†	6.875%	8/15/2019	$2,640	$2,796,404
Wyndham Worldwide Corp.	7.375%	3/1/2020	1,060	1,074,487

Total				3,870,891

Machinery: Agricultural 0.46%
Lorillard Tobacco Co.	8.125%	5/1/2040	2,561	2,540,443
Lorillard Tobacco Co.	8.125%	6/23/2019	5,289	5,766,084
MHP SA (Ukraine)†(a)	10.25%	4/29/2015	1,100	979,000

Total				9,285,527

Machinery: Industrial/Specialty 0.07%
CPM Holdings, Inc.†	10.625%	9/1/2014	1,260	1,349,775

Machinery: Oil Well Equipment & Services 0.25%
Pride International, Inc.	7.375%	7/15/2014	2,495	2,557,375
Pride International, Inc.	8.50%	6/15/2019	2,198	2,417,800

Total				4,975,175

Manufacturing 0.19%
Amsted Industries, Inc.†	8.125%	3/15/2018	1,170	1,164,150
Freedom Group, Inc.†	10.25%	8/1/2015	2,525	2,613,375

Total				3,777,525

Materials & Commodities 0.05%
RBS Global, Inc./Rexnord LLC†	8.50%	5/1/2018	1,034	987,470

Media 0.40%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	6.375%	6/15/2015	1,768	1,832,090
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	4,248	4,593,345
NET Servicos de Comunicacao SA (Brazil)†(a)	7.50%	1/27/2020	700	707,000
Rainbow National Services LLC†	10.375%	9/1/2014	789	828,450

Total				7,960,885

Metals & Minerals: Miscellaneous 1.95%
Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2014	7,551	8,883,752
CII Carbon LLC†	11.125%	11/15/2015	3,625	3,570,625
Cliffs Natural Resources, Inc.	5.90%	3/15/2020	3,516	3,673,759
Compass Minerals International, Inc.†	8.00%	6/1/2019	775	809,875
Newmont Mining Corp.	6.25%	10/1/2039	2,373	2,418,215

See Notes to Financial Statements.

30

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Metals & Minerals: Miscellaneous (continued)
Rio Tinto Finance USA Ltd. (Australia)(a)	8.95%	5/1/2014	$6,980	$8,392,557
Teck Resources Ltd. (Canada)(a)	10.25%	5/15/2016	2,711	3,189,063
Teck Resources Ltd. (Canada)(a)	10.75%	5/15/2019	6,832	8,244,967

Total				39,182,813

Natural Gas 0.61%
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	2,620	3,157,504
SEMCO Energy, Inc.†	5.15%	4/21/2020	1,675	1,750,398
Source Gas LLC†	5.90%	4/1/2017	3,984	3,825,652
Tennessee Gas Pipeline Co.	6.00%	12/15/2011	1,485	1,490,569
Texas Eastern Transmission LP	7.30%	12/1/2010	2,000	2,057,670

Total				12,281,793

Oil 1.85%
Continental Resources, Inc.†	7.375%	10/1/2020	1,000	980,000
Continental Resources, Inc.	8.25%	10/1/2019	2,310	2,396,625
Dolphin Energy Ltd. (United Arab Emirates)†(a)	5.888%	6/15/2019	2,426	2,478,320
Gaz Capital SA (Luxembourg)†(a)	8.125%	7/31/2014	3,343	3,577,010
KazMunaiGaz Finance Sub BV (Netherlands)†(a)	7.00%	5/5/2020	450	435,375
LUKOIL International Finance BV (Netherlands)†(a)	6.375%	11/5/2014	1,595	1,587,025
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	925	857,938
Mariner Energy, Inc.	11.75%	6/30/2016	2,108	2,624,460
Pan American Energy LLC (Argentina)†(a)	7.875%	5/7/2021	3,400	3,349,000
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	1,200	1,333,850
Petroleos de Venezuela SA (Venezuela)(a)	5.25%	4/12/2017	1,350	745,875
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad/Tobago)†(a)	6.00%	5/8/2022	600	547,500
Ras Laffan Liquefied Natural Gas Co., Ltd. II (Qatar)†(a)	5.298%	9/30/2020	1,500	1,499,799
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(a)	6.75%	9/30/2019	1,800	1,966,730
SEACOR Holdings, Inc.	7.375%	10/1/2019	6,122	6,269,375
Swift Energy Co.	8.875%	1/15/2020	935	923,313
Whiting Petroleum Corp.	7.00%	2/1/2014	1,440	1,456,200
Woodside Finance Ltd. (Australia)†(a)	8.125%	3/1/2014	3,550	4,103,544

Total				37,131,939

Oil: Crude Producers 0.99%
Cimarex Energy Co.	7.125%	5/1/2017	1,144	1,144,000
Enogex LLC†	6.25%	3/15/2020	5,760	6,026,118

See Notes to Financial Statements.

31

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oil: Crude Producers (continued)
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	$1,913	$2,161,141
Holly Energy Partners LP/Holly Energy Finance Corp.†	8.25%	3/15/2018	1,935	1,944,675
Maritimes & Northeast Pipeline LLC†	7.50%	5/31/2014	5,974	6,553,307
Plains Exploration & Production Co.	10.00%	3/1/2016	570	594,225
Southwestern Energy Co.	7.50%	2/1/2018	1,450	1,529,750

Total				19,953,216

Oil: Integrated Domestic 0.85%
El Paso Pipeline Partners Operating Co. LLC	6.50%	4/1/2020	1,000	1,015,804
National Fuel Gas Co.	6.50%	4/15/2018	1,373	1,487,939
National Fuel Gas Co.	8.75%	5/1/2019	3,452	4,158,908
Petronas Global Sukuk Ltd. (Malaysia)†(a)	4.25%	8/12/2014	3,400	3,443,343
Questar Pipeline Co.	5.83%	2/1/2018	339	374,568
Rockies Express Pipeline LLC†	6.85%	7/15/2018	5,303	5,739,177
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	3/15/2020	785	785,000

Total				17,004,739

Paper & Forest Products 0.21%
Fibria Overseas Finance Ltd.†	7.50%	5/4/2020	450	443,250
Georgia-Pacific LLC	8.875%	5/15/2031	1,750	1,855,000
Sino-Forest Corp. (Hong Kong)†(a)	9.125%	8/17/2011	635	657,225
Sino-Forest Corp. (Hong Kong)†(a)	10.25%	7/28/2014	435	463,275
Smurfit Kappa Funding plc (Ireland)(a)	7.75%	4/1/2015	765	748,744

Total				4,167,494

Pollution Control 0.07%
Clean Harbors, Inc.	7.625%	8/15/2016	1,280	1,318,400

Real Estate Investment Trusts 0.74%
Digital Realty Trust LP†	5.875%	2/1/2020	1,965	1,981,204
Federal Realty Investment Trust	5.90%	4/1/2020	1,915	1,991,571
Health Care REIT, Inc.	6.125%	4/15/2020	2,665	2,743,370
Healthcare Realty Trust, Inc.	6.50%	1/17/2017	1,493	1,578,268
Simon Property Group LP	5.65%	2/1/2020	4,927	5,095,178
Tanger Properties LP	6.15%	11/15/2015	1,380	1,477,465

Total				14,867,056

See Notes to Financial Statements.

32

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Retail 0.19%
Arcos Dorados BV (Netherlands)†(a)	7.50%	10/1/2019	$2,875	$2,946,875
QVC, Inc.†	7.50%	10/1/2019	800	784,000

Total				3,730,875

Steel 1.16%
Allegheny Ludlum Corp.	6.95%	12/15/2025	835	798,433
Allegheny Technologies, Inc.	9.375%	6/1/2019	7,056	8,276,610
ArcelorMittal (Luxembourg)(a)	9.85%	6/1/2019	6,942	8,486,963
Valmont Industries, Inc.	6.625%	4/20/2020	3,923	3,990,707
Valmont Industries, Inc.	6.875%	5/1/2014	1,775	1,803,844

Total				23,356,557

Storage Facilities 0.13%
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC†	8.875%	3/15/2018	2,500	2,525,000

Telecommunications 0.96%
Atlantic Broadband Finance LLC	9.375%	1/15/2014	1,004	1,019,060
DigitalGlobe, Inc.†	10.50%	5/1/2014	5,080	5,461,000
France Telecom SA (France)(a)	7.75%	3/1/2011	2,000	2,097,636
GeoEye, Inc.†	9.625%	10/1/2015	585	590,850
Inmarsat Finance plc (United Kingdom)†(a)	7.375%	12/1/2017	300	300,750
Koninklijke KPN NV (Netherlands)(a)	8.00%	10/1/2010	3,160	3,231,580
NII Capital Corp.	8.875%	12/15/2019	1,360	1,390,600
Telemar Norte Leste SA (Brazil)†(a)	9.50%	4/23/2019	900	1,057,500
Vimpel-Communications (Russia)†(a)	9.125%	4/30/2018	1,597	1,696,813
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	2,350	2,408,750

Total				19,254,539

Textile Products 0.03%
Mohawk Industries, Inc.	6.50%	1/15/2011	503	511,802

Tobacco 0.40%
Altria Group, Inc.	9.95%	11/10/2038	6,241	8,005,431

Toys 0.08%
Hasbro, Inc.	6.35%	3/15/2040	1,517	1,580,358

Transportation: Miscellaneous 0.08%
Teekay Corp. (Canada)(a)	8.50%	1/15/2020	470	477,050

See Notes to Financial Statements.

33

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Transportation: Miscellaneous (continued)
Transportadora de Gas del Sur SA (Argentina)†(a)	7.875%	5/14/2017		$1,100	$1,028,500

Total					1,505,550

Utilities: Electrical 0.62%
Calpine Corp.†	7.25%	10/15/2017		1,000	942,500
IPALCO Enterprises, Inc.†	7.25%	4/1/2016		2,290	2,341,525
IPALCO Enterprises, Inc.	8.625%	11/14/2011		1,865	1,953,587
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	4.75%	9/15/2014		1,600	1,596,458
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.165%	10/25/2017		1,792	1,783,680
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.25%	9/16/2019		700	696,853
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(a)	6.50%	10/27/2036		3,485	3,197,453

Total					12,512,056

Wholesale 0.07%
Marfrig Overseas Ltd.†	9.50%	5/4/2020		1,000	935,000
Marfrig Overseas Ltd.†	9.625%	11/16/2016		560	534,800

Total					1,469,800

Total Corporate Bonds (cost $674,944,122)					703,771,288

FOREIGN BONDS(b) 0.10%

Netherlands 0.08%
New World Resources NV†	7.875%	5/1/2018	EUR	500	579,829
Ziggo Bond Co. BV†	8.00%	5/15/2018	EUR	750	895,053

Total					1,474,882

United Kingdom 0.02%
Matalan Finance Ltd.†	9.625%	3/31/2017	GBP	300	441,437

Total Foreign Bonds (cost $2,099,665)					1,916,319

FOREIGN GOVERNMENT OBLIGATIONS 3.47%

Argentina 0.35%
City of Buenos Aires†(a)	12.50%	4/6/2015		1,800	1,773,000
Provincia de Buenos Aires†(a)	9.625%	4/18/2028		1,100	778,250
Provincia de Buenos Aires†(a)	9.375%	9/14/2018		1,000	727,500
Republic of Argentina(a)	8.28%	12/31/2033		5,720	3,718,137

Total					6,996,887

See Notes to Financial Statements.

34

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bahamas 0.10%
Commonwealth of Bahamas†	6.95%	11/20/2029	$1,943	$1,960,098

Bahrain 0.08%
Kingdom of Bahrain†(a)	5.50%	3/31/2020	1,662	1,634,293

Brazil 0.28%
Banco Nacional de Desenvolvimento Economico e Social†(a)	5.50%	7/12/2020	1,700	1,657,500
Federal Republic of Brazil(a)	5.625%	1/7/2041	1,100	1,064,800
Federal Republic of Brazil(a)	6.00%	1/17/2017	800	870,800
Federal Republic of Brazil(a)	7.125%	1/20/2037	450	519,750
Federal Republic of Brazil(a)	8.25%	1/20/2034	1,211	1,571,272

Total				5,684,122

Canada 0.13%
Province of British Columbia Canada(a)	2.85%	6/15/2015	2,500	2,538,637

Cayman Islands 0.12%
Cayman Islands Government†	5.95%	11/24/2019	2,520	2,522,117

Dominican Republic 0.18%
Dominican Republic†(a)	7.50%	5/6/2021	1,450	1,437,312
Dominican Republic†(a)	9.04%	1/23/2018	2,034	2,206,923

Total				3,644,235

Indonesia 0.18%
Republic of Indonesia†(a)	8.50%	10/12/2035	1,250	1,562,500
Republic of Indonesia†(a)	11.625%	3/4/2019	1,500	2,148,750

Total				3,711,250

Lithuania 0.16%
Republic of Lithuania†(a)	6.75%	1/15/2015	3,075	3,171,211

Mexico 0.19%
United Mexican States(a)	5.875%	2/17/2014	3,096	3,390,120
United Mexican States(a)	5.95%	3/19/2019	400	433,000

Total				3,823,120

Panama 0.06%
Republic of Panama(a)	6.70%	1/26/2036	902	998,965
Republic of Panama(a)	7.25%	3/15/2015	220	255,200

Total				1,254,165

See Notes to Financial Statements.

35

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Peru 0.05%
Republic of Peru(a)	6.55%	3/14/2037	$950	$1,028,850

Poland 0.13%
Republic of Poland(a)	6.375%	7/15/2019	2,325	2,543,552

Russia 1.08%
Russia Eurobonds†(a)	3.625%	4/29/2015	2,510	2,413,365
Russia Eurobonds†(a)	5.00%	4/29/2020	8,800	8,426,000
Russia Eurobonds†(a)	7.50%	3/31/2030	9,664	10,818,490

Total				21,657,855

Turkey 0.08%
Republic of Turkey(a)	11.875%	1/15/2030	964	1,559,270

Ukraine 0.14%
Ukraine Government†(a)	6.58%	11/21/2016	1,500	1,402,500
Ukraine Government†(a)	7.65%	6/11/2013	1,400	1,426,600

Total				2,829,100

Venezuela 0.16%
Republic of Venezuela(a)	8.50%	10/8/2014	2,800	2,114,000
Republic of Venezuela(a)	9.375%	1/13/2034	1,844	1,124,840

Total				3,238,840

Total Foreign Government Obligations (cost $67,443,329)				69,797,602

GOVERNMENT SPONSORED ENTERPRISES BOND 0.77%
Federal National Mortgage Assoc. (cost $14,960,026)	5.25%	9/15/2016	13,610	15,446,139

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.52%
Federal Home Loan Mortgage Corp. K003 A5	5.085%	3/25/2019	13,610	14,730,044
Federal Home Loan Mortgage Corp. K004 A2	4.186%	8/25/2019	19,300	19,542,460
Federal Home Loan Mortgage Corp. K005 A2	4.317%	11/25/2019	18,100	18,479,791
Federal Home Loan Mortgage Corp. K006 A2	4.251%	1/25/2020	6,220	6,309,287
Federal National Mortgage Assoc. 2009-M2 A2	3.334%	1/25/2019	11,500	11,774,773

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $69,795,790)				70,836,355

See Notes to Financial Statements.

36

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 16.16%
Federal Home Loan Mortgage Corp.	3.703%	#	12/1/2039	$9,230	$9,560,355
Federal Home Loan Mortgage Corp.	4.933%	#	7/1/2035	5,399	5,664,040
Federal Home Loan Mortgage Corp.	6.00%		3/1/2016 - 4/1/2016	528	569,853
Federal Home Loan Mortgage Corp.	7.00%		8/1/2032	52	57,632
Federal National Mortgage Assoc.	4.91%		4/1/2016	5,629	6,121,658
Federal National Mortgage Assoc.(c)	5.00%		TBA	127,000	133,271,422
Federal National Mortgage Assoc.	5.036%	#	10/1/2035	4,958	5,178,493
Federal National Mortgage Assoc.	5.50%		5/1/2033 - 12/1/2036	98,876	105,909,086
Federal National Mortgage Assoc.(c)	5.50%		TBA	33,500	35,740,313
Federal National Mortgage Assoc.	5.692%	#	10/1/2038	4,994	5,322,797
Federal National Mortgage Assoc.	5.699%	#	10/1/2036	3,531	3,726,414
Federal National Mortgage Assoc.	5.868%	#	5/1/2036	2,120	2,242,302
Federal National Mortgage Assoc.	5.884%	#	12/1/2036	5,774	6,126,471
Federal National Mortgage Assoc.	5.899%	#	8/1/2036	5,071	5,369,440

Total Government Sponsored Enterprises Pass-Throughs (cost $318,294,490)					324,860,276

MUNICIPAL BONDS 3.79%

Education 0.10%
PA Higher Edl Fac Auth Temple Univ Build America Bds	6.291%		4/1/2040	2,000	2,097,080

General Obligation 0.26%
Chicago IL Build America Bds Ser C	6.207%		1/1/2036	2,320	2,404,727
Philadelphia PA Sch Dist Build America Bds	6.765%		6/1/2040	2,575	2,754,014

Total					5,158,741

Health Care 0.14%
CA Infrastr & Econ Dev Bk Build America Bds	6.486%		5/15/2049	2,580	2,711,503

Housing 0.33%
Indianapolis IN Loc Pub Impt Bd Bk Build America Bds	6.004%		1/15/2040	1,640	1,742,549
Indianapolis IN Loc Pub Impt Bd Bk Build America Bds Ser B2	6.116%		1/15/2040	3,885	4,190,711
Port of Seattle WA Rev Ser B1	7.00%		5/1/2036	605	656,171

Total					6,589,431

See Notes to Financial Statements.

37

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Other Revenue 0.45%
Dallas TX Convtn Ctr Hotel Dev Corp Build America Bds	7.088%	1/1/2042	$2,280	$2,445,847
Dist of Columbia Income Tax Rev Build America Bds Ser E	5.591%	12/1/2034	1,165	1,205,379
FL Atlantic Univ Fin Corp Cap Impt Rev Build America Bds	7.589%	7/1/2037	1,640	1,790,716
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	3,465	3,653,496

Total				9,095,438

Sales Tax 0.33%
New York City NY Transnl Fin Auth Build America Bds	5.767%	8/1/2036	6,460	6,683,968

Transportation 1.20%
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.395%	1/1/2040	610	653,768
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.845%	1/1/2038	2,265	2,360,877
Clark Cnty NV Arpt Rev Build America Bds Ser B	6.881%	7/1/2042	4,050	4,219,047
MD St Transn Auth Build America Bds	5.888%	7/1/2043	1,655	1,752,264
Metro WA DC Arpts Auth Build America Bds	7.462%	10/1/2046	2,770	2,983,844
NC Tpk Auth Build America Bds Ser B	6.70%	1/1/2039	2,015	2,148,695
NH St Tpk Sys Rev Build America Bds Ser A	6.009%	11/1/2039	1,620	1,665,085
OH St Hwy Impt Build America Bds Ser M	4.874%	5/1/2024	1,805	1,849,728
OH St Hwy Impt Build America Bds Ser M	4.944%	5/1/2025	1,105	1,133,619
OR St Dept of Transn Hwy Build America Bds	5.834%	11/15/2034	3,565	3,789,096
UT Transit Auth Sales Tax Rev Build America Bds Ser B	5.937%	6/15/2039	1,480	1,609,870

Total				24,165,893

Utilities 0.98%
East Baton Rouge LA Swr Commn Build America Bds	6.087%	2/1/2045	1,140	1,128,030
Grant Cnty WA Pub Util Dist No 2 Build America Bds	5.83%	1/1/2040	2,595	2,703,964
Muni Elec Auth GA Build America Bds	6.655%	4/1/2057	3,540	3,570,585
Muni Elec Auth GA Build America Bds	7.055%	4/1/2057	5,590	5,564,789
New York City NY Muni Wtr Fin Auth Build America Bds	6.011%	6/15/2042	3,160	3,406,891

See Notes to Financial Statements.

38

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
Utilities (continued)
Sacramento CA Muni Util Dist Build America Bds Ser V	6.322%		5/15/2036	$1,400	$1,460,032
San Diego Cnty CA Wtr Auth Build America Bds Ser B	6.138%		5/1/2049	1,740	1,854,962

Total					19,689,253

Total Municipal Bonds (cost $72,901,731)					76,191,307

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 13.49%
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%		7/11/2043	2,618	2,726,905
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%		9/11/2036	3,782	3,830,454
Banc of America Commercial Mortgage, Inc. 2003-2 A2	4.342%		3/11/2041	1,075	1,088,837
Banc of America Commercial Mortgage, Inc. 2005-2 A5	4.857%		7/10/2043	4,760	4,911,304
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%		10/10/2045	8,072	8,364,785
Banc of America Commercial Mortgage, Inc. 2005-6 A2	5.165%		9/10/2047	2,805	2,834,150
Banc of America Commercial Mortgage, Inc. 2006-1 A4	5.372%		9/10/2045	8,338	8,510,761
Bear Stearns Commercial Mortgage Securities, Inc. 2004-PWR5 A2	4.254%		7/11/2042	284	286,437
Bear Stearns Commercial Mortgage Securities, Inc. 2005-PW10 AAB	5.382%		12/11/2040	10,930	11,556,215
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%		10/12/2042	3,775	3,786,379
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.149%	#	10/12/2042	6,500	6,823,099
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW13 AAB	5.53%		9/11/2041	5,725	6,027,477
Citigroup/Deutsche Bank Commercial Mortgage Trust 2005-CD1 A1	5.047%		7/15/2044	80	79,486
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%		6/10/2046	4,800	4,881,179
Credit Suisse Mortgage Capital 2006-C1 A2	5.512%		2/15/2039	7,450	7,649,606
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%		8/15/2036	11,051	11,585,551
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%		11/15/2036	6,989	7,311,975

See Notes to Financial Statements.

39

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CS First Boston Mortgage Securities Corp. 2005-C3 AAB	4.614%		7/15/2037	$3,530	$3,637,002
Developers Diversified Realty I Depositor LLC Trust 2009-DDR1 A†	3.807%		10/14/2022	11,876	12,244,500
GE Capital Commercial Mortgage Corp. 2003-C2 A4	5.145%		7/10/2037	6,800	7,235,605
GE Capital Commercial Mortgage Corp. 2004-C3 A2	4.433%		7/10/2039	161	163,550
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%		6/10/2048	3,038	3,069,524
GE Capital Commercial Mortgage Corp. 2005-C3 A2	4.853%		7/10/2045	234	234,122
GE Capital Commercial Mortgage Corp. 2006-C1 A1	5.275%	#	3/10/2044	778	783,520
GE Capital Commercial Mortgage Corp. 2006-C1 A2	5.335%	#	3/10/2044	5,915	5,987,410
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.335%	#	3/10/2044	7,590	7,901,059
GMAC Commercial Mortgage Securities, Inc. 2002-C3 A2	4.93%		7/10/2039	4,313	4,524,592
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%		5/10/2036	5,296	5,354,791
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.485%	#	5/10/2040	10,370	11,150,554
GMAC Commercial Mortgage Securities, Inc. 2004-C2 A2	4.76%		8/10/2038	492	499,798
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2	5.147%		11/10/2045	3,271	3,282,242
Greenwich Capital Commercial Funding Corp. 2003-C1 A2	3.285%		7/5/2035	74	73,802
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%		7/12/2037	1,695	1,771,435
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	4,015	4,110,313
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP3 A4A	4.936%		8/15/2042	7,725	7,836,456
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP4 A2	4.79%		10/15/2042	434	433,582
LB-UBS Commercial Mortgage Trust 2001-C7 A5	6.133%		12/15/2030	3,780	3,958,950
LB-UBS Commercial Mortgage Trust 2004-C6 A2	4.187%		8/15/2029	64	64,063
LB-UBS Commercial Mortgage Trust 2004-C8 A2	4.201%		12/15/2029	2,992	3,031,631

See Notes to Financial Statements.

40

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2010

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%		2/15/2030	$121	$121,573
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%		7/15/2030	117	117,120
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%		7/15/2030	2,612	2,667,063
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%		9/15/2030	7,355	7,568,205
LB-UBS Commercial Mortgage Trust 2005-C5 AAB	4.93%		9/15/2030	2,860	2,981,452
LB-UBS Commercial Mortgage Trust 2006-C6 AAB	5.341%		9/15/2039	1,000	1,052,795
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%		7/12/2038	4,089	4,179,762
Merrill Lynch Mortgage Trust 2005-CIP1 ASB	5.022%		7/12/2038	5,100	5,335,081
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.233%	#	11/12/2037	7,756	8,039,970
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	2,348	2,346,615
Merrill Lynch Mortgage Trust 2005-MCP1 ASB	4.674%		6/12/2043	1,275	1,315,122
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	2,411	2,414,352
Merrill Lynch Mortgage Trust 2006-C1 A1	5.528%		5/12/2039	236	237,766
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%		2/12/2039	7,400	7,509,106
Morgan Stanley Capital I 2003-IQ4 A1	3.27%		5/15/2040	1,069	1,069,029
Morgan Stanley Capital I 2005-HQ7 AAB	5.185%	#	11/14/2042	5,000	5,223,326
Morgan Stanley Capital I 2005-T19 A2	4.725%		6/12/2047	355	355,852
Morgan Stanley Capital I 2006-HQ8 AAB	5.389%	#	3/12/2044	1,300	1,357,078
Morgan Stanley Capital I 2006-IQ11 A2	5.693%		10/15/2042	7,900	8,050,467
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	5,700	5,758,471
Morgan Stanley Dean Witter Capital I 2003-TOP9 A1	3.98%		11/13/2036	395	398,293
Wachovia Bank Commercial Mortgage Trust 2002-C1 A4	6.287%		4/15/2034	1,185	1,255,853
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%		6/15/2035	7,124	7,142,951
Wachovia Bank Commercial Mortgage Trust 2003-C6 A4	5.125%		8/15/2035	3,825	4,057,321
Wachovia Bank Commercial Mortgage Trust 2005-C16 A2	4.38%		10/15/2041	726	738,156
Wachovia Bank Commercial Mortgage Trust 2005-C18 A4	4.935%		4/15/2042	7,440	7,673,516
Wachovia Bank Commercial Mortgage Trust 2005-C19 A2	4.516%		5/15/2044	266	266,129
Wachovia Bank Commercial Mortgage Trust 2005-C22 A2	5.242%		12/15/2044	310	311,165

See Notes to Financial Statements.

41

Schedule of Investments (unaudited)(continued)

TOTAL RETURN FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust 2006-C27 APB	5.727%	7/15/2045	$2,045		$2,141,529

Total Non-Agency Commercial Mortgage-Backed Securities (cost $261,769,335)					271,288,219

Pass-Through Agency 0.00%
Government National Mortgage Assoc. (cost $31)	12.00%	8/15/2013	–	(d)	46

U.S. TREASURY OBLIGATIONS 16.13%
U.S. Treasury Bond	4.625%	2/15/2040	16,881		18,028,385
U.S. Treasury Note	1.00%	3/31/2012	4,801		4,825,375
U.S. Treasury Note	1.375%	5/15/2013	30,843		30,965,940
U.S. Treasury Note	1.75%	4/15/2013	41,950		42,582,480
U.S. Treasury Note	2.375%	2/28/2015	96,333		97,898,026
U.S. Treasury Note	2.50%	3/31/2015	35,615		36,377,375
U.S. Treasury Note	2.50%	4/30/2015	24,266		24,758,915
U.S. Treasury Note	2.625%	12/31/2014	15,277		15,713,831
U.S. Treasury Note	3.125%	4/30/2017	14,848		15,212,236
U.S. Treasury Note	3.25%	3/31/2017	16,011		16,543,862
U.S. Treasury Strips	Zero Coupon	11/15/2027	32,080		15,299,497
U.S. Treasury Strips	Zero Coupon	11/15/2022	10,196		6,197,659

Total U.S. Treasury Obligations (cost $319,145,332)					324,403,581

Total Long-Term Investments (cost $1,996,929,191)					2,054,475,969

SHORT-TERM INVESTMENTS 7.90%

Repurchase Agreements
Repurchase Agreement dated 5/28/2010, 0.02% due 6/1/2010 with Fixed Income Clearing Corp. collateralized by $3,000,000 of Federal National Mortgage Assoc. at 0.50% due 5/2/2011; value: $2,985,000; proceeds: $2,926,046			2,926		2,926,040

See Notes to Financial Statements.

42

Schedule of Investments (unaudited)(concluded)

TOTAL RETURN FUND May 31, 2010

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Repurchase Agreements (continued)
Repurchase Agreement dated 5/28/2010, 0.14% due 6/1/2010 with JPMorgan Chase & Co. collateralized by $33,276,000 of Federal National Mortgage Assoc. at 4.25% due 7/29/2024, $125,762,000 of Federal Farm Credit Bank at 0.28% due 5/3/2011; value: $158,948,662; proceeds: $155,936,426			$155,934	$155,934,000

Total Short-Term Investments (cost $158,860,040)				158,860,040

Total Investments in Securities 110.08% (cost $2,155,789,231)				2,213,336,009

Liabilities in Excess of Other Assets (10.08%)				(202,594,366)

Net Assets 100.00%				$2,010,741,643

EUR	euro dollar.
GBP	British pound.
#	Variable rate security. The interest rate represents the rate in effect at May 31, 2010.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(d)	Amount is less than $1,000.

Open Forward Foreign Currency Exchange Contracts at May 31, 2010:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	UBS AG	6/15/2010	300,000	$446,826	$433,856	$12,970
euro dollar	Sell	Goldman Sachs	7/22/2010	500,000	673,310	613,911	59,399
euro dollar	Sell	UBS AG	7/29/2010	744,533	982,522	914,219	68,303

Total Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$140,672

See Notes to Financial Statements.

43

Statements of Assets and Liabilities (unaudited)

May 31, 2010

	Core Fixed Income Fund	Total Return Fund
ASSETS:
Investments in securities, at cost	$563,337,922	$2,155,789,231
Investments in securities, at value	$514,612,899	$2,054,475,969
Repurchase agreements, at value	63,702,542	158,860,040
Receivables:
Interest	3,263,233	16,934,681
Investment securities sold	36,516,120	161,734,032
Capital shares sold	5,085,771	15,313,818
Unrealized appreciation on forward foreign currency exchange contracts	–	140,672
Prepaid expenses and other assets	94,481	170,167
Total assets	623,275,046	2,407,629,379
LIABILITIES:
Payables:
To bank	1,715	313
Investment securities purchased	120,207,105	385,690,505
Capital shares reacquired	881,976	3,042,079
Management fee	188,185	720,548
12b-1 distribution fees	157,392	373,770
Fund administration	16,728	67,815
Trustees’ fees	21,997	81,293
To affiliate (See Note 3)	–	2,521
Distributions payable	1,285,485	6,492,575
Accrued expenses	125,906	416,317
Total liabilities	122,886,489	396,887,736
NET ASSETS	$500,388,557	$2,010,741,643
COMPOSITION OF NET ASSETS:
Paid-in capital	$478,727,963	$1,921,560,665
Distributions in excess of net investment income	(1,202,753)	(3,926,892)
Accumulated net realized gain on investments, futures contracts and foreign currency related transactions	7,885,828	35,420,906
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	14,977,519	57,686,964
Net Assets	$500,388,557	$2,010,741,643

See Notes to Financial Statements.

44

Statements of Assets and Liabilities (unaudited)(concluded)

May 31, 2010

	Core Fixed Income Fund	Total Return Fund

Net assets by class:
Class A Shares	$292,661,696	$690,380,490
Class B Shares	$25,908,108	$47,976,230
Class C Shares	$103,909,584	$174,541,898
Class F Shares	$53,584,823	$1,024,672,163
Class I Shares	$11,228,210	$36,218,664
Class P Shares	$1,846,135	$17,514,200
Class R2 Shares	$857,940	$2,471,853
Class R3 Shares	$10,392,061	$16,966,145
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	26,214,382	62,842,745
Class B Shares	2,327,006	4,371,860
Class C Shares	9,345,687	15,901,608
Class F Shares	4,801,534	93,304,745
Class I Shares	1,006,220	3,291,939
Class P Shares	164,774	1,587,675
Class R2 Shares	76,851	225,090
Class R3 Shares	930,666	1,544,862
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$11.16	$10.99
Class A shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$11.42	$11.24
Class B Shares-Net asset value	$11.13	$10.97
Class C Shares-Net asset value	$11.12	$10.98
Class F Shares-Net asset value	$11.16	$10.98
Class I Shares-Net asset value	$11.16	$11.00
Class P Shares-Net asset value	$11.20	$11.03
Class R2 Shares-Net asset value	$11.16	$10.98
Class R3 Shares-Net asset value	$11.17	$10.98

See Notes to Financial Statements.

45

Statements of Operations (unaudited)

For the Six Months Ended May 31, 2010

	Core Fixed Income Fund	Total Return Fund
Investment income:
Interest and other	$9,000,897	$42,929,622
Total investment income	9,000,897	42,929,622
Expenses:
Management fee	1,047,059	4,053,955
12b-1 distribution plan-Class A	351,184	847,221
12b-1 distribution plan-Class B	134,568	244,657
12b-1 distribution plan-Class C	463,060	796,801
12b-1 distribution plan-Class F	20,586	467,347
12b-1 distribution plan-Class P	3,914	50,660
12b-1 distribution plan-Class R2	1,400	6,320
12b-1 distribution plan-Class R3	22,345	29,256
Shareholder servicing	295,142	1,262,335
Professional	25,798	31,324
Reports to shareholders	19,527	84,770
Fund administration	93,072	380,471
Custody	9,445	23,194
Trustees’ fees	6,233	25,618
Registration	67,411	186,585
Subsidy (See Note 3)	–	19,053
Other	6,857	21,061
Gross expenses	2,567,601	8,530,628
Expense reductions (See Note 7)	(106)	(444)
Management fee waived (See Note 3)	(88,586)	(274,281)
Net expenses	2,478,909	8,255,903
Net investment income	6,521,988	34,673,719
Net realized and unrealized gain:
Net realized gain on investments, futures contracts, foreign currency related transactions and TBA sale commitments	8,251,570	37,861,133
Net change in unrealized appreciation/depreciation on investments, futures contracts, translation of assets and liabilities denominated in foreign currencies and TBA sale commitments	(3,915,045)	(21,711,051)
Net realized and unrealized gain	4,336,525	16,150,082
Net Increase in Net Assets Resulting From Operations	$10,858,513	$50,823,801

See Notes to Financial Statements.

46

Statements of Changes in Net Assets

	Core Fixed Income Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2010 (unaudited)	For the Year Ended November 30, 2009
Operations:
Net investment income	$6,521,988	$10,280,274
Net realized gain on investments, futures contracts, foreign currency related transactions and TBA sale commitments	8,251,570	12,049,374
Net change in unrealized appreciation/depreciation on investments, futures contracts, translation of assets and liabilities denominated in foreign currencies and TBA sale commitments	(3,915,045)	28,923,716
Net increase in net assets resulting from operations	10,858,513	51,253,364
Distributions to shareholders from:
Net investment income
Class A	(4,861,360)	(7,442,766)
Class B	(366,350)	(772,026)
Class C	(1,380,119)	(2,073,917)
Class F	(740,383)	(576,017)
Class I	(108,055)	(116,182)
Class P	(28,559)	(64,744)
Class R2	(7,240)	(7,228)
Class R3	(144,300)	(95,519)
Net realized gain
Class A	(5,909,079)	–
Class B	(579,402)	–
Class C	(2,063,311)	–
Class F	(638,318)	–
Class I	(107,198)	–
Class P	(40,715)	–
Class R2	(4,927)	–
Class R3	(168,687)	–
Total distributions to shareholders	(17,148,003)	(11,148,399)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	165,735,092	314,478,754
Reinvestment of distributions	14,115,818	9,024,423
Cost of shares reacquired	(111,189,885)	(104,796,043)
Net increase in net assets resulting from capital share transactions	68,661,025	218,707,134
Net increase in net assets	62,371,535	258,812,099
NET ASSETS:
Beginning of period	$438,017,022	$179,204,923
End of period	$500,388,557	$438,017,022
Distributions in excess of net investment income	$(1,202,753)	$(88,375)

See Notes to Financial Statements.

47

Statements of Changes in Net Assets (concluded)

	Total Return Fund
INCREASE IN NET ASSETS	For the Six Months Ended May 31, 2010 (unaudited)	For the Year Ended November 30, 2009
Operations:
Net investment income	$34,673,719	$53,642,259
Net realized gain on investments, futures contracts, foreign currency related transactions and TBA sale commitments	37,861,133	31,470,647
Net change in unrealized appreciation/depreciation on investments, futures contracts, translation of assets and liabilities denominated in foreign currencies and TBA sale commitments	(21,711,051)	158,405,858
Net increase in net assets resulting from operations	50,823,801	243,518,764
Distributions to shareholders from:
Net investment income
Class A	(13,611,291)	(25,102,798)
Class B	(802,016)	(1,681,691)
Class C	(2,942,332)	(5,462,327)
Class F	(19,600,410)	(20,325,869)
Class I	(706,014)	(3,046,839)
Class P	(435,855)	(1,025,473)
Class R2	(39,110)	(31,226)
Class R3	(223,343)	(184,598)
Net realized gain
Class A	(6,327,783)	–
Class B	(457,656)	–
Class C	(1,609,190)	–
Class F	(8,053,829)	–
Class I	(282,053)	–
Class P	(251,353)	–
Class R2	(18,867)	–
Class R3	(81,389)	–
Total distributions to shareholders	(55,442,491)	(56,860,821)
Capital share transactions (Net of share conversions) (See Note 10):
Net proceeds from sales of shares	422,996,898	1,142,166,617
Reinvestment of distributions	49,761,046	49,762,930
Cost of shares reacquired	(267,475,948)	(505,968,284)
Net increase in net assets resulting from capital share transactions	205,281,996	685,961,263
Net increase in net assets	200,663,306	872,619,206
NET ASSETS:
Beginning of period	$1,810,078,337	$937,459,131
End of period	$2,010,741,643	$1,810,078,337
Distributions in excess of net investment income	$(3,926,892)	$(240,240)

See Notes to Financial Statements.

48

Financial Highlights

CORE FIXED INCOME FUND

	Class A Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$11.34		$ 9.89	$10.66	$10.58	$10.48	$10.68

Investment operations:

Net investment income(a)	.16		.38	.46	.47	.45	.38

Net realized and unrealized gain (loss)	.09		1.49	(.74)	.07	.11	(.16)

Total from investment operations	.25		1.87	(.28)	.54	.56	.22

Distributions to shareholders from:

Net investment income	(.19)		(.42)	(.49)	(.46)	(.46)	(.41)

Net realized gain	(.24)		–	–	–	–	(.01)

Total distributions	(.43)		(.42)	(.49)	(.46)	(.46)	(.42)

Net asset value, end of period	$11.16		$11.34	$ 9.89	$10.66	$10.58	$10.48

Total Return(b)	2.33	%(c)	19.24%	(2.82)%	5.24%	5.47%	2.10%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.44	%(c)	.90%	.90%	1.05%	.93%	.92%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.44	%(c)	.90%	.90%	.90%	.90%	.90%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.46	%(c)	1.08%	1.16%	1.38%	1.34%	1.34%

Net investment income	1.49	%(c)	3.55%	4.44%	4.45%	4.36%	3.53%

Supplemental Data:
Net assets, end of period (000)	$292,662		$273,000	$118,139	$80,992	$58,487	$47,029

Portfolio turnover rate	249.31	%(c)	631.44%	399.63%	337.44%	455.93%	416.16%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

49

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class B Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$11.31		$ 9.86	$10.63	$10.56	$10.46	$10.66

Investment operations:

Net investment income(a)	.12		.32	.40	.40	.39	.31

Net realized and unrealized gain (loss)	.09		1.48	(.75)	.06	.10	(.16)

Total from investment operations	.21		1.80	(.35)	.46	.49	.15

Distributions to shareholders from:

Net investment income	(.15)		(.35)	(.42)	(.39)	(.39)	(.34)

Net realized gain	(.24)		–	–	–	–	(.01)

Total distributions	(.39)		(.35)	(.42)	(.39)	(.39)	(.35)

Net asset value, end of period	$11.13		$11.31	$ 9.86	$10.63	$10.56	$10.46

Total Return(b)	1.95	%(c)	18.41%	(3.36)%	4.48%	4.80%	1.44%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.82	%(c)	1.55%	1.55%	1.70%	1.59%	1.57%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.82	%(c)	1.55%	1.55%	1.55%	1.55%	1.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.84	%(c)	1.73%	1.81%	2.03%	1.99%	1.95%

Net investment income	1.12	%(c)	2.96%	3.81%	3.82%	3.71%	2.89%

Supplemental Data:
Net assets, end of period (000)	$25,908		$26,996	$17,783	$14,555	$13,697	$13,932

Portfolio turnover rate	249.31	%(c)	631.44%	399.63%	337.44%	455.93%	416.16%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

50

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class C Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$11.29		$ 9.85	$10.62	$10.54	$10.44	$10.64

Investment operations:

Net investment income(a)	.13		.31	.40	.40	.38	.31

Net realized and unrealized gain (loss)	.09		1.48	(.75)	.07	.11	(.16)

Total from investment operations	.22		1.79	(.35)	.47	.49	.15

Distributions to shareholders from:

Net investment income	(.15)		(.35)	(.42)	(.39)	(.39)	(.34)

Net realized gain	(.24)		–	–	–	–	(.01)

Total distributions	(.39)		(.35)	(.42)	(.39)	(.39)	(.35)

Net asset value, end of period	$11.12		$11.29	$ 9.85	$10.62	$10.54	$10.44

Total Return(b)	2.08	%(c)	18.43%	(3.47)%	4.56%	4.80%	1.43%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.78	%(c)	1.55%	1.55%	1.70%	1.58%	1.57%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.78	%(c)	1.55%	1.55%	1.55%	1.55%	1.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.80	%(c)	1.73%	1.81%	2.03%	1.99%	1.95%

Net investment income	1.15	%(c)	2.89%	3.80%	3.79%	3.71%	2.89%

Supplemental Data:
Net assets, end of period (000)	$103,910		$95,996	$39,144	$28,533	$25,121	$22,487

Portfolio turnover rate	249.31	%(c)	631.44%	399.63%	337.44%	455.93%	416.16%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

51

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class F Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.34		$ 9.89	$10.66	$10.50

Investment operations:

Net investment income(b)	.17		.39	.49	.08

Net realized and unrealized gain (loss)	.09		1.50	(.75)	.16

Total from investment operations	.26		1.89	(.26)	.24

Distributions to shareholders from:

Net investment income	(.20)		(.44)	(.51)	(.08)

Net realized gain	(.24)		–	–	–

Total distributions	(.44)		(.44)	(.51)	(.08)

Net asset value, end of period	$11.16		$11.34	$ 9.89	$10.66

Total Return(c)	2.40	%(d)	19.50%	(2.60)%	2.31	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.37	%(d)	.65%	.65%	.13	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.37	%(d)	.65%	.64%	.12	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.39	%(d)	.83%	.87%	.19	%(d)

Net investment income	1.54	%(d)	3.58%	4.74%	.78	%(d)

Supplemental Data:
Net assets, end of period (000)	$53,585		$27,262	$408	$10

Portfolio turnover rate	249.31	%(d)	631.44%	399.63%	337.44%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

52

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class I Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$11.34		$ 9.89	$10.66	$10.58	$10.48	$10.68

Investment operations:

Net investment income(a)	.17		.42	.50	.50	.49	.42

Net realized and unrealized gain (loss)	.10		1.49	(.75)	.07	.10	(.16)

Total from investment operations	.27		1.91	(.25)	.57	.59	.26

Distributions to shareholders from:

Net investment income	(.21)		(.46)	(.52)	(.49)	(.49)	(.45)

Net realized gain	(.24)		–	–	–	–	(.01)

Total distributions	(.45)		(.46)	(.52)	(.49)	(.49)	(.46)

Net asset value, end of period	$11.16		$11.34	$ 9.89	$10.66	$10.58	$10.48

Total Return(b)	2.47	%(c)	19.65%	(2.48)%	5.58%	5.85%	2.46%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.32	%(c)	.55%	.55%	.68%	.58%	.57%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.32	%(c)	.55%	.55%	.55%	.55%	.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.34	%(c)	.73%	.81%	1.00%	.99%	.95%

Net investment income	1.58	%(c)	3.87%	4.80%	4.74%	4.70%	3.89%

Supplemental Data:
Net assets, end of period (000)	$11,228		$4,978	$1,773	$2,284	$614	$521

Portfolio turnover rate	249.31	%(c)	631.44%	399.63%	337.44%	455.93%	416.16%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

53

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class P Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$11.38		$9.92	$10.70	$10.62	$10.52	$10.72

Investment operations:

Net investment income(a)	.15		.38	.45	.46	.45	.37

Net realized and unrealized gain (loss)	.09		1.49	(.76)	.07	.10	(.16)

Total from investment operations	.24		1.87	(.31)	.53	.55	.21

Distributions to shareholders from:

Net investment income	(.18)		(.41)	(.47)	(.45)	(.45)	(.40)

Net realized gain	(.24)		–	–	–	–	(.01)

Total distributions	(.42)		(.41)	(.47)	(.45)	(.45)	(.41)

Net asset value, end of period	$11.20		$11.38	$ 9.92	$10.70	$10.62	$10.52

Total Return(b)	2.23	%(c)	19.07%	(2.90)%	5.13%	5.36%	1.99%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.54	%(c)	1.00%	1.00%	1.15%	1.03%	1.02%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.54	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.56	%(c)	1.18%	1.26%	1.48%	1.44%	1.42%

Net investment income	1.39	%(c)	3.52%	4.33%	4.34%	4.27%	3.46%

Supplemental Data:
Net assets, end of period (000)	$1,846		$1,985	$1,530	$1,113	$1,252	$687

Portfolio turnover rate	249.31	%(c)	631.44%	399.63%	337.44%	455.93%	416.16%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

54

Financial Highlights (continued)

CORE FIXED INCOME FUND

	Class R2 Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.34		$ 9.89	$10.66	$10.50

Investment operations:

Net investment income(b)	.14		.36	.44	.07

Net realized and unrealized gain (loss)	.09		1.48	(.75)	.16

Total from investment operations	.23		1.84	(.31)	.23

Distributions to shareholders from:

Net investment income	(.17)		(.39)	(.46)	(.07)

Net realized gain	(.24)		–	–	–

Total distributions	(.41)		(.39)	(.46)	(.07)

Net asset value, end of period	$11.16		$11.34	$ 9.89	$10.66

Total Return(c)	2.16	%(d)	18.96%	(3.02)%	2.23	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.62	%(d)	1.15%	1.09%	.20	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.62	%(d)	1.15%	1.09%	.19	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.64	%(d)	1.33%	1.33%	.26	%(d)

Net investment income	1.28	%(d)	3.39%	4.31%	.71	%(d)

Supplemental Data:
Net assets, end of period (000)	$858		$213	$171	$10

Portfolio turnover rate	249.31	%(d)	631.44%	399.63%	337.44%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

55

Financial Highlights (concluded)

CORE FIXED INCOME FUND

	Class R3 Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.34		$ 9.89	$10.66	$10.50

Investment operations:

Net investment income(b)	.15		.35	.45	.08

Net realized and unrealized gain (loss)	.10		1.51	(.75)	.16

Total from investment operations	.25		1.86	(.30)	.24

Distributions to shareholders from:

Net investment income	(.18)		(.41)	(.47)	(.08)

Net realized gain	(.24)		–	–	–

Total distributions	(.42)		(.41)	(.47)	(.08)

Net asset value, end of period	$11.17		$11.34	$ 9.89	$10.66

Total Return(c)	2.30	%(d)	19.08%	(2.97)%	2.25	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.57	%(d)	1.04%	1.04%	.18	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.57	%(d)	1.04%	1.04%	.17	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.59	%(d)	1.24%	1.29%	.24	%(d)

Net investment income	1.36	%(d)	3.22%	4.29%	.73	%(d)

Supplemental Data:
Net assets, end of period (000)	$10,392		$7,587	$257	$10

Portfolio turnover rate	249.31	%(d)	631.44%	399.63%	337.44%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

56

Financial Highlights

TOTAL RETURN FUND

	Class A Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$11.02		$ 9.44	$10.48	$10.44	$10.32	$10.55

Investment operations:

Net investment income(a)	.20		.44	.49	.46	.44	.38

Net realized and unrealized gain (loss)	.09		1.61	(1.03)	.04	.13	(.13)

Total from investment operations	.29		2.05	(.54)	.50	.57	.25

Distributions to shareholders from:

Net investment income	(.22)		(.47)	(.50)	(.46)	(.45)	(.42)

Net realized gain	(.10)		–	–	–	–	(.06)

Total distributions	(.32)		(.47)	(.50)	(.46)	(.45)	(.48)

Net asset value, end of period	$10.99		$11.02	$ 9.44	$10.48	$10.44	$10.32

Total Return(b)	2.72	%(c)	22.33%	(5.45)%	4.94%	5.67%	2.37%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43	%(c)	.90%	.90%	1.05%	.93%	.92%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.43	%(c)	.90%	.90%	.90%	.90%	.90%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.44	%(c)	1.04%	1.05%	1.24%	1.16%	1.19%

Net investment income	1.82	%(c)	4.30%	4.97%	4.50%	4.33%	3.61%

Supplemental Data:
Net assets, end of period (000)	$690,380		$673,307	$467,605	$464,651	$298,212	$146,376

Portfolio turnover rate	200.11	%(c)	597.74%	302.65%	333.35%	468.89%	420.64%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

57

Financial Highlights (continued)

TOTAL RETURN FUND

	Class B Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$11.01		$ 9.43	$10.46	$10.43	$10.31	$10.54

Investment operations:

Net investment income(a)	.16		.38	.42	.40	.38	.31

Net realized and unrealized gain (loss)	.08		1.61	(1.01)	.02	.12	(.13)

Total from investment operations	.24		1.99	(.59)	.42	.50	.18

Distributions to shareholders from:

Net investment income	(.18)		(.41)	(.44)	(.39)	(.38)	(.35)

Net realized gain	(.10)		–	–	–	–	(.06)

Total distributions	(.28)		(.41)	(.44)	(.39)	(.38)	(.41)

Net asset value, end of period	$10.97		$11.01	$ 9.43	$10.46	$10.43	$10.31

Total Return(b)	2.24	%(c)	21.57%	(5.98)%	4.17%	5.01%	1.73%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.80	%(c)	1.55%	1.55%	1.71%	1.58%	1.57%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.80	%(c)	1.55%	1.55%	1.55%	1.55%	1.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.82	%(c)	1.69%	1.71%	1.89%	1.81%	1.83%

Net investment income	1.44	%(c)	3.67%	4.15%	3.87%	3.70%	2.97%

Supplemental Data:
Net assets, end of period (000)	$47,976		$48,221	$36,665	$38,089	$35,387	$34,254

Portfolio turnover rate	200.11	%(c)	597.74%	302.65%	333.35%	468.89%	420.64%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

58

Financial Highlights (continued)

TOTAL RETURN FUND

	Class C Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$11.01		$ 9.43	$10.47	$10.44	$10.32	$10.54

Investment operations:

Net investment income(a)	.16		.38	.42	.40	.37	.31

Net realized and unrealized gain (loss)	.09		1.61	(1.02)	.02	.13	(.12)

Total from investment operations	.25		1.99	(.60)	.42	.50	.19

Distributions to shareholders from:

Net investment income	(.18)		(.41)	(.44)	(.39)	(.38)	(.35)

Net realized gain	(.10)		–	–	–	–	(.06)

Total distributions	(.28)		(.41)	(.44)	(.39)	(.38)	(.41)

Net asset value, end of period	$10.98		$11.01	$ 9.43	$10.47	$10.44	$10.32

Total Return(b)	2.38	%(c)	21.43%	(5.98)%	4.16%	4.98%	1.81%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.76	%(c)	1.55%	1.55%	1.70%	1.58%	1.57%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.76	%(c)	1.55%	1.55%	1.55%	1.55%	1.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.77	%(c)	1.69%	1.70%	1.89%	1.81%	1.83%

Net investment income	1.49	%(c)	3.65%	4.14%	3.84%	3.65%	2.97%

Supplemental Data:
Net assets, end of period (000)	$174,542		$171,798	$113,387	$115,649	$71,619	$30,352

Portfolio turnover rate	200.11	%(c)	597.74%	302.65%	333.35%	468.89%	420.64%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

59

Financial Highlights (continued)

TOTAL RETURN FUND

	Class F Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.02		$ 9.43	$10.47	$10.35

Investment operations:

Net investment income(b)	.21		.46	.49	.08

Net realized and unrealized gain (loss)	.08		1.63	(1.01)	.12

Total from investment operations	.29		2.09	(.52)	.20

Distributions to shareholders from:

Net investment income	(.23)		(.50)	(.52)	(.08)

Net realized gain	(.10)		–	–	–

Total distributions	(.33)		(.50)	(.52)	(.08)

Net asset value, end of period	$10.98		$11.02	$ 9.43	$10.47

Total Return(c)	2.70	%(d)	22.61%	(5.27)%	1.98	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.35	%(d)	.65%	.64%	.13	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.35	%(d)	.65%	.64%	.12	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.37	%(d)	.78%	.78%	.17	%(d)

Net investment income	1.89	%(d)	4.38%	5.03%	.81	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,024,672		$850,194	$206,730	$10

Portfolio turnover rate	200.11	%(d)	597.74%	302.65%	333.35%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

60

Financial Highlights (continued)

TOTAL RETURN FUND

	Class I Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$11.04		$ 9.45	$10.49	$10.46	$10.34	$10.57

Investment operations:

Net investment income(a)	.21		.50	.53	.50	.48	.42

Net realized and unrealized gain (loss)	.08		1.60	(1.03)	.03	.13	(.14)

Total from investment operations	.29		2.10	(.50)	.53	.61	.28

Distributions to shareholders from:

Net investment income	(.23)		(.51)	(.54)	(.50)	(.49)	(.45)

Net realized gain	(.10)		–	–	–	–	(.06)

Total distributions	(.33)		(.51)	(.54)	(.50)	(.49)	(.51)

Net asset value, end of period	$11.00		$11.04	$ 9.45	$10.49	$10.46	$10.34

Total Return(b)	2.76	%(c)	22.72%	(5.01)%	5.21%	6.05%	2.74%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.31	%(c)	.55%	.55%	.72%	.58%	.57%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.31	%(c)	.55%	.55%	.55%	.55%	.55%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.32	%(c)	.70%	.71%	.90%	.81%	.84%

Net investment income	1.95	%(c)	4.92%	5.14%	4.86%	4.70%	3.99%

Supplemental Data:
Net assets, end of period (000)	$36,219		$29,750	$91,558	$170,881	$294,912	$186,322

Portfolio turnover rate	200.11	%(c)	597.74%	302.65%	333.35%	468.89%	420.64%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

61

Financial Highlights (continued)

TOTAL RETURN FUND

	Class P Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$11.07		$ 9.48	$10.52	$10.49	$10.37	$10.60

Investment operations:

Net investment income(a)	.19		.44	.48	.46	.44	.37

Net realized and unrealized gain (loss)	.08		1.62	(1.02)	.02	.12	(.13)

Total from investment operations	.27		2.06	(.54)	.48	.56	.24

Distributions to shareholders from:

Net investment income	(.21)		(.47)	(.50)	(.45)	(.44)	(.41)

Net realized gain	(.10)		–	–	–	–	(.06)

Total distributions	(.31)		(.47)	(.50)	(.45)	(.44)	(.47)

Net asset value, end of period	$11.03		$11.07	$ 9.48	$10.52	$10.49	$10.37

Total Return(b)	2.53	%(c)	22.25%	(5.51)%	4.74%	5.57%	2.29%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.53	%(c)	1.00%	1.00%	1.15%	1.03%	1.02%

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.53	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.54	%(c)	1.14%	1.15%	1.34%	1.26%	1.29%

Net investment income	1.74	%(c)	4.22%	4.69%	4.43%	4.25%	3.55%

Supplemental Data:
Net assets, end of period (000)	$17,514		$27,313	$19,264	$18,513	$9,903	$2,781

Portfolio turnover rate	200.11	%(c)	597.74%	302.65%	333.35%	468.89%	420.64%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

62

Financial Highlights (continued)

TOTAL RETURN FUND

	Class R2 Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.02		$ 9.43	$10.47	$10.35

Investment operations:

Net investment income(b)	.18		.41	.47	.08

Net realized and unrealized gain (loss)	.08		1.63	(1.03)	.12

Total from investment operations	.26		2.04	(.56)	.20

Distributions to shareholders from:

Net investment income	(.20)		(.45)	(.48)	(.08)

Net realized gain	(.10)		–	–	–

Total distributions	(.30)		(.45)	(.48)	(.08)

Net asset value, end of period	$10.98		$11.02	$ 9.43	$10.47

Total Return(c)	2.45	%(d)	22.04%	(5.56)%	1.90	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.60	%(d)	1.14%	1.05%	.20	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.60	%(d)	1.14%	1.05%	.19	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.62	%(d)	1.28%	1.20%	.24	%(d)

Net investment income	1.65	%(d)	3.89%	4.83%	.74	%(d)

Supplemental Data:
Net assets, end of period (000)	$2,472		$1,611	$176	$10

Portfolio turnover rate	200.11	%(d)	597.74%	302.65%	333.35%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

63

Financial Highlights (concluded)

TOTAL RETURN FUND

	Class R3 Shares
	Six Months Ended 5/31/2010 (unaudited)		Year Ended 11/30		9/28/2007(a) to 11/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.02		$ 9.43	$10.47	$10.35

Investment operations:

Net investment income(b)	.19		.42	.47	.08

Net realized and unrealized gain (loss)	.08		1.63	(1.02)	.12

Total from investment operations	.27		2.05	(.55)	.20

Distributions to shareholders from:

Net investment income	(.21)		(.46)	(.49)	(.08)

Net realized gain	(.10)		–	–	–

Total distributions	(.31)		(.46)	(.49)	(.08)

Net asset value, end of period	$10.98		$11.02	$ 9.43	$10.47

Total Return(c)	2.51	%(d)	22.15%	(5.51)%	1.92	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.56	%(d)	1.05%	1.04%	.18	%(d)

Expenses, excluding interest expense, including expense reductions, management fee waived and expenses reimbursed	.56	%(d)	1.05%	1.04%	.17	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.57	%(d)	1.19%	1.19%	.22	%(d)

Net investment income	1.70	%(d)	4.04%	4.69%	.75	%(d)

Supplemental Data:
Net assets, end of period (000)	$16,966		$7,885	$2,075	$10

Portfolio turnover rate	200.11	%(d)	597.74%	302.65%	333.35%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

64

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on August 16, 1993. The Trust currently consists of eleven funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Core Fixed Income Fund (“Core Fixed Income Fund”) and Lord Abbett Total Return Fund (“Total Return Fund”).

The investment objective of each Fund is to seek income and capital appreciation to produce a high total return. Each Fund offers eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectuses. Effective March 31, 2010, each of the Funds of the Trust no longer offers Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not

65

Notes to Financial Statements (unaudited)(continued)

readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the fiscal years ended November 30, 2006 through November 30, 2009. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the funds’ 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency related transactions on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Each Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign

66

Notes to Financial Statements (unaudited)(continued)

currency exchange rates on their foreign portfolio holdings. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, translation of assets and liabilities denominated in foreign currencies and TBA sale commitments on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments, futures contracts, foreign currency related transactions and TBA sale commitments on the Fund’s Statement of Operations. As of May 31, 2010, only the Total Return Fund had open forward foreign currency exchange contracts.

(h)	Futures Contracts–Each Fund may purchase and sell futures contracts as a substitute for taking a position in an underlying asset, to increase returns, for bona fide hedging purposes or to pursue risk management strategies. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin”. Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Funds will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)

TBA Sale Commitments–Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by each Fund as unrealized appreciation (depreciation). If the TBA sale

67

Notes to Financial Statements (unaudited)(continued)

(purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, each Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(k)	Mortgage Dollar Rolls–Each Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(l)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(m)	Floating Rate Loans–The Funds may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which a Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, a Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, a Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of May 31, 2010, the Funds had no unfunded loan commitments.

68

Notes to Financial Statements (unaudited)(continued)

(n)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing each Fund’s investments carried at value:

	Core Fixed Income Fund				Total Return Fund
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$59,073,509	$–	$59,073,509	$–	$195,964,837	$–	$195,964,837
Corporate Bonds	–	128,666,472	–	128,666,472	–	703,771,288	–	703,771,288
Foreign Bonds	–	–	–	–	–	1,916,319	–	1,916,319
Foreign Government Obligations	–	4,164,961	–	4,164,961	–	69,797,602	–	69,797,602
Government Sponsored Enterprises Bond	–	6,094,472	–	6,094,472	–	15,446,139	–	15,446,139
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	16,516,987	–	16,516,987	–	70,836,355	–	70,836,355
Government Sponsored Enterprises Pass-Throughs	–	104,006,647	–	104,006,647	–	324,860,276	–	324,860,276
Municipal Bonds	–	19,406,357	–	19,406,357	–	76,191,307	–	76,191,307
Non-Agency Commercial Mortgage-Backed Securities	–	71,467,022	–	71,467,022	–	271,288,219	–	271,288,219
Pass-Through Agency	–	–	–	–	–	46	–	46
U.S. Treasury Obligations	–	105,216,472	–	105,216,472	–	324,403,581	–	324,403,581
Repurchase Agreements	–	63,702,542	–	63,702,542	–	158,860,040	–	158,860,040
Total	$–	$578,315,441	$–	$578,315,441	$–	$2,213,336,009	$–	$2,213,336,009
*	See Schedule of Investments for values in each industry.

69

Notes to Financial Statements (unaudited)(continued)

	Core Fixed Income Fund				Total Return Fund
Other Financial Instruments	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts
Assets	$–	$–	$–	$–	$–	$140,672	$–	$140,672
Liabilities	–	–	–	–	–	–	–	–
Total	$–	$–	$–	$–	$–	$140,672	$–	$140,672

(o)	Disclosures about Derivative Instruments and Hedging Activities–The Total Return Fund entered into U.S. Treasury futures contracts during the six months ended May 31, 2010 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contract and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Total Return Fund entered into forward foreign currency exchange contracts during the six months ended May 31, 2010 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Total Return Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Total Return Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on the foreign currency exchange contracts.

As of May 31, 2010, Total Return Fund had the following forward foreign currency exchange contracts:

Total Return Fund
Asset Derivatives	Fair Value
Forward Foreign Currency Exchange Contracts(1)	$140,672
(1)	Statement of Assets & Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.

70

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments during the six months ended May 31, 2010 were as follows:

	Total Return Fund
	Interest Rate Contracts	Foreign Currency Exchange Contracts	Total
Net Realized Loss(1)
Futures Contracts	$(65,719)	$–	$(65,719)
Forward Foreign Currency Exchange Contracts	$–	$(67,435)	$(67,435)
Net Change in Unrealized Appreciation/Depreciation(2)
Forward Foreign Currency Exchange Contracts	$–	$168,169	$168,169
Average Number of Contracts/Notional Amount*
Futures Contracts(3)	$11	$–	$11
Forward Foreign Currency Exchange Contracts(4)	$–	$1,156,851	$1,156,851
*	Calculated based on the number of contracts or notional amounts for the six months ended May 31, 2010.
(1)	Statement of Operations location: Net realized gain on investments, futures contracts, foreign currency related transactions and TBA sale commitments.
(2)

Statement of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts, translation of assets and liabilities denominated in foreign currencies and TBA sale commitments.

(3)	Amount represents number of contracts.
(4)	Amount represents notional amounts in U.S. dollars.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fees are based on average daily net assets at the following annual rates:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

For the six months ended May 31, 2010, the effective management fee, before waivers, for Core Fixed Income Fund and Total Return Fund was at an annualized rate of .45% and .43%, respectively, of each Fund’s average daily net assets.

Effective April 1, 2010 through March 31, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Core Fixed Income Fund’s other expenses to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of .70%.

This agreement may be terminated only upon the approval of the Fund’s Board of Trustees.

71

Notes to Financial Statements (unaudited)(continued)

For the period December 1, 2009 through March 31, 2010, Lord Abbett voluntarily agreed to waive all or a portion of its management fee and, if necessary, reimburse each Fund’s other expenses to the extent necessary so that each class’ total annual operating expenses did not exceed the following annual rates:

	Effective Date:
	December 1, 2009	February 1, 2010
Class	% of Average Daily Net Assets
A	.90%	.90%
B	1.55%	1.70%
C	1.55%	1.60%
F	.65%	.80%
I	.55%	.70%
P	1.40%	1.15%
R2	1.15%	1.30%
R3	1.05%	1.20%

Effective April 1, 2010, the voluntary reimbursements for all classes of the Total Return Fund were discontinued.

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund’s average daily net assets.

Total Return Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with Lord Abbett Diversified Income Strategy Fund of Lord Abbett Investment Trust (“Diversified Income Strategy Fund”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of the Diversified Income Strategy Fund in proportion to the average daily value of the Underlying Fund shares owned by the Diversified Income Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund’s Statement of Operations and Payable to affiliate on the Fund’s Statement of Assets and Liabilities.

As of May 31, 2010, the percentage of the Total Return Fund’s outstanding shares owned by Lord Abbett Diversified Income Strategy Fund was ..95%.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A(1)	Class B	Class C(2)	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	Effective February 1, 2010, Class A 12b-1 fees for each Fund were reduced from .35% of the Fund’s average daily net assets attributable to Class A shares to .20% (.15% service, .05% distribution).
(2)

Effective February 1, 2010, Class C 12b-1 fees for each Fund were reduced to a blended rate calculated based on 1.00% of each Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.05% service, .75% distribution) of each Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of a Fund will bear Rule 12b-1 fees at the same rate. No compensation will be paid to dealers before the first anniversary of a Class C share purchase.

Class I shares do not have a distribution plan.

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Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended May 31, 2010:

	Distributor Commissions	Dealers’ Concessions
Core Fixed Income Fund	$116,399	$666,152
Total Return Fund	222,936	1,274,209

Distributor received the following amount of CDSCs for the six months ended May 31, 2010:

	Class A	Class C
Core Fixed Income Fund	$14,167	$20,620
Total Return Fund	14,189	22,851

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended May 31, 2010 and the fiscal year ended November 30, 2009 was as follows:

	Core Fixed Income Fund		Total Return Fund
	Six Months Ended 5/31/2010 (unaudited)	Year Ended 11/30/2009	Six Months Ended 5/31/2010 (unaudited)	Year Ended 11/30/2009
Distributions paid from:
Ordinary income	$17,073,553	$11,148,399	$55,442,491	$56,860,821
Long-term capital gains	74,450	–	–	–
Total distributions paid	$17,148,003	$11,148,399	$55,442,491	$56,860,821

As of May 31, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Core Fixed Income Fund	Total Return Fund
Tax cost	$563,745,697	$2,158,251,174
Gross unrealized gain	14,972,109	59,161,252
Gross unrealized loss	(402,365)	(4,076,417)
Net unrealized security gain	$14,569,744	$55,084,835

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization and wash sales.

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Notes to Financial Statements (unaudited)(continued)

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended May 31, 2010 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Core Fixed Income Fund	$1,095,381,778	$185,073,263	$1,029,147,860	$130,900,884
Total Return Fund	2,977,387,144	1,244,916,028	2,890,537,016	924,867,356

*	Includes U.S. Government sponsored enterprises securities.

6.    TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statement of Operations and in Trustees’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

9.    INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise.

Each Fund may invest a significant portion of its assets in asset backed securities and mortgage related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. The prepayment rate also will

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Notes to Financial Statements (unaudited)(continued)

affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high yield bonds in which the Total Return Fund may invest are subject to greater price fluctuations, as well as additional risks.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Funds’ returns since the Funds may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether a Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If a Fund incorrectly forecasts these and other factors, its performance could suffer.

Each Fund’s investment exposure to foreign companies presents increased market, liquidity, currency, political, information and other risks. The cost to a Fund’s use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

Each Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Funds invest may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent of below investment grade securities. Below investment grade senior loans, as in the case of high yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

These factors can affect each Fund’s performance.

10.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Core Fixed Income Fund	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	7,987,689	$88,569,820	18,090,510	$193,227,212
Converted from Class B*	175,388	1,862,603	242,341	2,549,349
Reinvestment of distributions	905,229	9,950,496	624,317	6,742,770
Shares reacquired	(6,927,595)	(76,586,275)	(6,827,691)	(73,094,395)
Increase	2,140,711	$23,796,644	12,129,477	$129,424,936

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Notes to Financial Statements (unaudited)(continued)

Core Fixed Income Fund	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	383,506	$4,234,264	1,450,531	$15,281,703
Reinvestment of distributions	75,459	826,567	58,560	628,440
Shares reacquired	(343,102)	(3,864,057)	(681,773)	(7,319,130)
Converted to Class A*	(175,865)	(1,862,603)	(243,090)	(2,549,349)
Increase (decrease)	(60,002)	$(665,829)	584,228	$6,041,664

Class C Shares
Shares sold	2,165,448	$23,891,677	5,656,013	$60,310,898
Reinvestment of distributions	208,850	2,284,372	120,861	1,301,036
Shares reacquired	(1,527,808)	(16,860,487)	(1,251,372)	(13,289,211)
Increase	846,490	$9,315,562	4,525,502	$48,322,723

Class F Shares
Shares sold	3,404,345	$37,616,834	3,150,698	$33,575,689
Reinvestment of distributions	53,917	594,190	12,545	138,835
Shares reacquired	(1,061,245)	(11,746,181)	(799,986)	(8,875,407)
Increase	2,397,017	$26,464,843	2,363,257	$24,839,117

Class I Shares
Shares sold	574,488	$6,394,889	276,794	$3,009,037
Reinvestment of distributions	15,728	173,117	10,355	111,985
Shares reacquired	(23,028)	(255,388)	(27,397)	(285,134)
Increase	567,188	$6,312,618	259,752	$2,835,888

Class P Shares
Shares sold	69,676	$773,702	75,351	$795,718
Reinvestment of distributions	1,815	20,034	1,672	18,127
Shares reacquired	(81,129)	(899,143)	(56,806)	(595,626)
Increase (decrease)	(9,638)	$(105,407)	20,217	$218,219

Class R2 Shares
Shares sold	61,601	$681,543	9,989	$106,310
Reinvestment of distributions	48	536	38	403
Shares reacquired	(3,624)	(40,035)	(8,459)	(90,111)
Increase	58,025	$642,044	1,568	$16,602

Class R3 Shares
Shares sold	322,301	$3,572,363	747,759	$8,172,187
Reinvestment of distributions	24,232	266,506	7,456	82,827
Shares reacquired	(84,738)	(938,319)	(112,323)	(1,247,029)
Increase	261,795	$2,900,550	642,892	$7,007,985
*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

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Notes to Financial Statements (unaudited)(continued)

Total Return Fund	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	13,416,843	$146,537,910	31,051,502	$320,048,113
Converted from Class B*	266,232	2,904,851	411,560	4,338,789
Reinvestment of distributions	1,722,444	18,739,986	2,242,102	23,260,294
Shares reacquired	(13,648,723)	(148,848,683)	(22,176,209)	(225,217,276)
Increase	1,756,796	$19,334,064	11,528,955	$122,429,920

Class B Shares
Shares sold	740,593	$8,070,602	1,906,923	$19,594,881
Reinvestment of distributions	100,244	1,088,487	131,303	1,358,174
Shares reacquired	(582,046)	(6,345,406)	(1,136,820)	(11,611,421)
Converted to Class A*	(266,522)	(2,904,851)	(411,994)	(4,338,789)
Increase (decrease)	(7,731)	$(91,168)	489,412	$5,002,845

Class C Shares
Shares sold	2,919,142	$31,834,039	6,649,299	$68,717,652
Reinvestment of distributions	249,028	2,705,693	285,724	2,965,529
Shares reacquired	(2,866,102)	(31,283,594)	(3,362,717)	(34,498,298)
Increase	302,068	$3,256,138	3,572,306	$37,184,883

Class F Shares
Shares sold	19,448,393	$212,214,620	66,513,013	$696,694,741
Reinvestment of distributions	2,396,897	26,076,483	1,815,018	19,092,424
Shares reacquired	(5,700,633)	(62,291,668)	(13,085,910)	(134,778,818)
Increase	16,144,657	$175,999,435	55,242,121	$581,008,347

Class I Shares
Shares sold	719,455	$7,864,437	1,686,618	$17,600,209
Reinvestment of distributions	63,374	690,831	259,374	2,616,484
Shares reacquired	(185,937)	(2,029,680)	(8,942,139)	(90,960,256)
Increase (decrease)	596,892	$6,525,588	(6,996,147)	$(70,743,563)

Class P Shares
Shares sold	407,993	$4,469,409	977,385	$10,115,306
Reinvestment of distributions	24,617	268,889	34,721	361,221
Shares reacquired	(1,312,369)	(14,396,320)	(577,563)	(5,913,924)
Increase (decrease)	(879,759)	$(9,658,022)	434,543	$4,562,603

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Notes to Financial Statements (unaudited)(concluded)

Total Return Fund	Six Months Ended May 31, 2010 (unaudited)		Year Ended November 30, 2009
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	106,677	$1,165,717	215,556	$2,246,132
Reinvestment of distributions	30	328	63	648
Shares reacquired	(27,813)	(303,243)	(88,075)	(922,621)
Increase	78,894	$862,802	127,544	$1,324,159

Class R3 Shares
Shares sold	992,814	$10,840,164	688,285	$7,149,583
Reinvestment of distributions	17,471	190,349	10,256	108,156
Shares reacquired	(181,005)	(1,977,354)	(203,006)	(2,065,670)
Increase	829,280	$9,053,159	495,535	$5,192,069
*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

11.    SUBSEQUENT EVENTS

Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Funds’ financial statements.

12.    RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 provides clarifications to existing disclosures required by Accounting Standards Codification (“ASC”) Topic 820 as well as amends ASC 820 to require certain new disclosures. ASU 2010-06 is substantially effective for interim and annual reporting periods beginning after December 15, 2009. Management is currently evaluating the impact the adoption of ASU 2010-06 will have on the Funds’ financial statement disclosures.

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Approval of Advisory Contracts

At meetings held on December 16 and 17, 2009, the Board of the Trust, including all of the Trustees who are not interested persons of the Trust or Lord, Abbett & Co. LLC (“Lord Abbett”), considered whether to approve the continuation of the existing management agreements between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contract Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the “performance universe”) and to the investment performance of an appropriate securities index, (2) information on expense ratios, including the effective management fee rates and other expense components, for each Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett’s financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures.

The Board observed that that the investment performance of the Class I shares of Core Fixed Income Fund was in the third quintile of its performance universe for the nine-month period, in the second quintile for the one-year period, and in the first quintile in the three-year, five-year, and ten-year periods. The Board also observed that the Fund’s investment performance was higher that of the Lipper Intermediate Investment-Grade Debt Index for each of those periods. The Board also noted that the investment performance comparisons were for Class I shares, which have the longest performance record, but also have a lower expense ratio than the other classes of the Fund’s shares.

The Board observed that the that the investment performance of the Class A shares of Total Return Fund was in the second quintile of its performance universe for the nine-month period and in the first quintile for the one-year, three-year, five-year, and ten-year periods. The Board also observed

79

that the investment performance was higher than that that of the Lipper Intermediate Investment-Grade Index for each of those periods. The Board also noted that the investment performance comparisons were for Class I shares, which have the longest performance record, but also have lower expense ratios than other classes of the Fund’s shares.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of the peer group. It also considered the amount and nature of the fees paid by shareholders. The Board considered the fiscal periods on which the peer group information was based, and noted that such periods ended before September 30, 2009. The Board noted that the expense levels of the peer group likely would have been different for periods ending September 30, 2009, due to the lower asset levels prevailing in the mutual fund industry during much of 2009. The Board also observed that each Fund’s transfer agency expenses were likely to decrease in 2010, as a result of renegotiation of the transfer agency agreement.

As to Core Fixed Income Fund, the Board noted that Lord Abbett had made voluntary expense reimbursements limited the total expense ratio of Class A to not more than 0.90%, the total expense ratios of Class B and Class C to not more than 1.55%, the total expense ratio of Class F to not more than 0.65%, the total expense ratio of Class I to not more than 0.55%, the total expense ratio of Class P to not more than 1.00%, the total expense ratio of Class R2 to not more than 1.15%, and the total expense ratio of Class R3 to not more than 1.05%, and that Lord Abbett intended to continue to make voluntary reimbursements that had the effect of keeping the expenses of each class at the same level, which reimbursements it could end at any time. The Board also observed that for the ten months ended September 30, 2009 (annualized) the contractual management and administrative services fee rates were approximately one basis point below the median of the peer group and the actual management and administrative services fee rates were approximately two basis points above the median of the peer group. The Board observed that for the ten months ended September 30, 2009 (annualized) the total expense ratio of Class A was approximately the same as the median of the peer group, the total expense ratios of Class B and Class C were approximately seven basis points below the median of the peer group, the total expense ratios of Class F and Class I were approximately five basis points below the median of the peer group, the total expense ratio of Class P was approximately fifteen basis points below the median of the peer group, the total expense ratio of Class R2 was approximately the same as the median of the peer group, and the total expense ratio of Class R3 was approximately five basis points below the median of the peer group. The Board also considered what the expense ratio of each class likely would be Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

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As to Total Return Fund, the Board noted that it and Lord Abbett had implemented an expense reimbursement agreement through March 31, 2009 that reduced the total expense ratio of Class A to not more than 0.90%, the total expense ratios of Class B and Class C to not more than 1.55%, the total expense ratio of Class I to not more than 0.55%, the total expense ratio of Class P to not more than 1.00%, the total expense ratio of Class R2 to not more than 1.15%, and the total expense ratio of Class R3 to not more than 1.05%, but Lord Abbett had not entered into a new agreement and instead had made voluntary reimbursements that had the effect of keeping the expenses of each class at the same level, and intended to continue these reimbursements, which it could end at any time. The Board observed that for the ten months ended September 30, 2009 (annualized) the contractual management and administrative services fee rates were approximately three basis points below the median of the peer group and the actual management and administrative services fee rates were approximately one basis point below the median of the peer group. The Board observed that for the ten months ended September 30, 2009 (annualized) the total expense ratio of Class A was approximately five basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately the same as the median of the peer group, the total expense ratio of Class F was approximately three basis points below the median of the peer group, the total expense ratio of Class I was approximately two basis points above the median of the peer group, the total expense ratio of Class P was approximately one basis point above the median of the peer group, the total expense ratio of Class R2 was approximately sixteen basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately six basis points above the median of the peer group. The Board also considered what the expense ratio of each class likely would be Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had decreased in its 2009 fiscal year, largely due to declines in market prices and shareholder redemptions. The Board concluded that Lord Abbett’s profitability overall and as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and

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profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation. In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

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Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

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This report, when not used for the general Information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Investment Trust

Lord Abbett Core Fixed Income Fund

Lord Abbett Total Return Fund

LACCBE-3-0510

(07/10)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT INVESTMENT TRUST

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: July 27, 2010

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: July 27, 2010

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: July 27, 2010